                     AIM ASIA PACIFIC GROWTH FUND

                     November 25, 2003

                     Prospectus

                     AIM Asia Pacific Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

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                          AIM ASIA PACIFIC GROWTH FUND
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TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES                  1
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PRINCIPAL RISKS OF INVESTING IN THE FUND             2
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PERFORMANCE INFORMATION                              3
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Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
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Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
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The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
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Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
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SHAREHOLDER INFORMATION                            A-1
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Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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                          AIM ASIA PACIFIC GROWTH FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
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The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of companies in the Asia Pacific region (except Japanese companies). The fund considers various factors when determining whether a company is in the Asia Pacific region, including whether (1) it is organized under the laws of a country in the Asia Pacific region, (2) it has a principal office in a country in the Asia Pacific region, (3) it derives 50% or more of its total revenues from business in a country in the Asia Pacific region, or (4) its equity securities are traded principally on a stock exchange, or in an over-the-counter market, in a country in the Asia Pacific region.

    In complying with the 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund will normally invest in companies located in at least three countries in the Asia Pacific region. The fund may also invest up to 100% of its total assets in companies in developing countries, i.e., those that are in the initial stages of their industrial cycles.

    The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asia Pacific companies. The fund may also invest up to 20% of its assets in securities of non-Asia Pacific companies. The fund may also invest up to 20% of its assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. The fund's investments may include investments in companies with market capitalizations of less than $1 billion. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

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                          AIM ASIA PACIFIC GROWTH FUND
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PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                          AIM ASIA PACIFIC GROWTH FUND
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PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   -8.54%
1999...................................................................   67.98%
2000...................................................................  -22.44%
2001...................................................................   -5.77%
2002...................................................................  -10.80%


    The Class A shares' year-to-date return as of September 30, 2003 was 30.03%.

    During the periods shown in the bar chart, the highest quarterly return was 40.89% (quarter ended June 30, 1999) and the lowest quarterly return was -25.67% (quarter ended June 30, 1998).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                   SINCE         INCEPTION
December 31, 2002)                        1 YEAR       INCEPTION(2)      DATE
---------------------------------------------------------------------------------
Class A                                                                 11/03/97
  Return Before Taxes                      (15.70)%        (3.80)%
  Return After Taxes on Distributions      (15.70)         (3.85)
  Return After Taxes on Distributions
    and Sale of Fund Shares                 (9.64)         (3.01)
Class B                                                                 11/03/97
  Return Before Taxes                      (15.74)         (3.60)
Class C                                                                 11/03/97
  Return Before Taxes                      (12.30)         (3.46)
---------------------------------------------------------------------------------
MSCI AC Asia Pacific Free ex-Japan
  Index(3)                                  (5.11)         (2.93)(4)    10/31/97(4)
  (reflects no deduction for fees,
    expenses, or taxes)
---------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(3) The Morgan Stanley Capital International All Country Asia Pacific Free ex-Japan Index measures the performance of 11 developed and emerging countries in the Pacific rim, excluding Japan. The index excludes shares that are not readily purchased by non-local investors.
(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

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                          AIM ASIA PACIFIC GROWTH FUND
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FEE TABLE AND EXPENSE EXAMPLE
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FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
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(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
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Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)          None(1,2)  5.00%      1.00%
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)      2.00%(3)   None       None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.95%      0.95%      0.95%

Distribution and/or Service (12b-1) Fees            0.35       1.00       1.00

Other Expenses                                      1.19       1.19       1.19

Total Annual Fund Operating Expenses(5,6)           2.49       3.14       3.14
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 2.25%, 2.90% and 2.90%, respectively.
(6) The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Operating Expenses of Class A shares to 2.25% (e.g., if AIM waives 0.24% of Class A expenses, AIM will also waive 0.24% of Class B and Class C expenses). This agreement may be terminated at any time.

You may be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $788    $1,283    $1,803     $3,221
Class B                                      817     1,269     1,845      3,298
Class C                                      417       969     1,645      3,448
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $788    $1,283    $1,803     $3,221
Class B                                      317       969     1,645      3,298
Class C                                      317       969     1,645      3,448
--------------------------------------------------------------------------------

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                          AIM ASIA PACIFIC GROWTH FUND
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FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.71% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1990.

- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the Asia Pacific Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Asia Pacific Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM ASIA PACIFIC GROWTH FUND
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                     YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                APRIL 30,        --------------------------------------------      OCTOBER 31,
                                                   2003            2002        2001        2000        1999            1998
                                                ----------       --------    --------    --------    --------    ----------------
Net asset value, beginning of period             $  8.53         $  8.59     $ 10.70     $ 10.76     $  7.69          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.01           (0.04)(a)   (0.01)(a)   (0.07)(a)   (0.03)(a)         0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.08)          (0.02)      (2.06)       0.01        3.14            (2.36)
=================================================================================================================================
    Total from investment operations               (0.07)          (0.06)      (2.07)      (0.06)       3.11            (2.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --              --          --          --       (0.04)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --       (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $  8.46         $  8.53     $  8.59     $ 10.70     $ 10.76          $  7.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (0.82)%         (0.70)%    (19.46)%     (0.56)%     40.66%          (23.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $74,644         $62,806     $61,729     $93,755     $25,420          $ 7,716
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  2.25%(c)        2.25%       2.02%       1.92%       1.92%            1.92%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               2.59%(c)        2.49%       2.37%       2.06%       2.72%            4.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                0.20%(c)       (0.41)%     (0.06)%     (0.57)%     (0.50)%           0.70%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            32%            114%         73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $67,926,280.
(d) Annualized.
(e) Not annualized for periods less than one year.

                          ----------------------------
                          AIM ASIA PACIFIC GROWTH FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2003           2002          2001          2000          1999               1998
                                        ----------       -------       -------       -------       -------       ----------------
Net asset value, beginning of period     $  8.27         $  8.38       $ 10.50       $ 10.65       $  7.63           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.02)          (0.10)(a)     (0.07)(a)     (0.17)(a)     (0.13)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (0.07)          (0.01)        (2.01)         0.02          3.16             (2.36)
=================================================================================================================================
    Total from investment operations       (0.09)          (0.11)        (2.08)        (0.15)         3.03             (2.37)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        --              --            --            --         (0.01)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --              --         (0.04)           --            --                --
=================================================================================================================================
Net asset value, end of period           $  8.18         $  8.27       $  8.38       $ 10.50       $ 10.65           $  7.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (1.09)%         (1.31)%      (19.92)%       (1.41)%       39.76%           (23.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $17,161         $19,916       $25,479       $39,852       $12,070           $ 3,030
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          2.90%(c)        2.90%         2.67%         2.67%         2.79%             2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       3.24%(c)        3.14%         3.02%         2.76%         3.59%             5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.45)%(c)      (1.06)%       (0.72)%       (1.32)%       (1.37)%           (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    32%            114%           73%           64%          142%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,864,273.
(d) Annualized.
(e) Not annualized for periods less than one year.

                          ----------------------------
                          AIM ASIA PACIFIC GROWTH FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                               SIX MONTHS                                                        (DATE OPERATIONS
                                                 ENDED                    YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                               APRIL 30,        -------------------------------------------        OCTOBER 31,
                                                  2003           2002        2001         2000        1999             1998
                                               ----------       ------      -------      ------      ------      ----------------
Net asset value, beginning of period             $ 8.25         $ 8.37      $ 10.49      $10.63      $ 7.61          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.02)         (0.10)(a)    (0.07)(a)   (0.17)(a)   (0.13)(a)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.08)         (0.02)       (2.01)       0.03        3.16            (2.38)
=================================================================================================================================
    Total from investment operations              (0.10)         (0.12)       (2.08)      (0.14)       3.03            (2.39)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --             --           --          --       (0.01)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             --        (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $ 8.15         $ 8.25      $  8.37      $10.49      $10.63          $  7.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   (1.21)%        (1.43)%     (19.94)%     (1.32)%     39.86%          (23.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $4,755         $6,019      $ 4,692      $6,797      $5,008          $   686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.90%(c)       2.90%        2.67%       2.67%       2.79%            2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              3.24%(c)       3.14%        3.02%       2.76%       3.59%            5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.45)%(c)     (1.06)%      (0.72)%     (1.32)%     (1.37)%          (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           32%           114%          73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,727,217.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. this is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS


                        -------------
       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)             salary deferrals from Employer-
                                                                     Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION

Effective on November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

or exchanging to another AIM fund or an INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM Global Value Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM High Yield Fund
AIM Global Aggressive Growth Fund     AIM Trimark Fund
AIM Global Growth Fund                INVESCO International Core Equity Fund
AIM Global Trends Fund                INVESCO S&P 500 Index Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

(6) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

- Class A shares of Category III    - Class A shares of Category III     - No CDSC
  Fund(1)                             Fund(1)
                                    - Class A shares of AIM Tax-Exempt
                                      Cash Fund
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund


- Class A shares of Category III    - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                                II Fund                              within 18 months of initial
                                                                           purchase of Category III Fund
                                                                           shares


- Class A shares of Category III    - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                                Fund(1)                              within 12 months of initial
                                    - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                      Cash Fund                            shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                        SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                     AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                     -----------------                 --------------------
- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                    or II Fund                         within 18 months of initial
                                - Class A shares of Category III     purchase of Category I or II
                                  Fund(2)                            Fund shares
                                - AIM Cash Reserve Shares of AIM
                                  Money Market Fund

- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                     or II Fund                         within 18 months of initial
                                                                     purchase of Category III Fund
                                                                     shares

- Class A shares of Category    - Class A shares of Category III   - No CDSC
  III Fund(1)                     Fund(2)
                                - Class A shares of AIM Tax-
                                  Exempt Cash Fund
                                - AIM Cash Reserve Shares of AIM
                                  Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

       (a) Class A shares of another AIM or INVESCO fund;

       (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

       (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

       (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/03-C

                          ----------------------------
                          AIM ASIA PACIFIC GROWTH FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM ASIA PACIFIC GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               APG-PRO-1

                     AIM EUROPEAN GROWTH FUND

                     November 25, 2003




                     Prospectus

                     AIM European Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of European companies. The fund considers various factors when determining whether a company is in Europe, including whether (1) it is organized under the laws of a country in Europe; (2) it has a principal office in a country in Europe; (3) it derives 50% or more of its total revenues from business in a country in Europe; or (4) its equity securities are traded principally on a stock exchange, or in an over-the-counter market, in a country in Europe.

    In complying with the 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund will normally invest in the securities of companies located in at least three European countries. The fund may invest up to 65% of its total assets in European companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

    The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European companies. The fund may invest up to 20% of its assets in securities of non-European companies. The fund may invest up to 20% of its assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. The fund's investments may include investments in companies with market capitalizations of less than $1 billion. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small and micro-cap companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small and micro-cap companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   40.62%
1999...................................................................   66.62%
2000...................................................................   -3.28%
2001...................................................................  -24.72%
2002...................................................................   -9.71%


    The Class A shares' year-to-date return as of September 30, 2003 was 20.61%.

    During the periods shown in the bar chart, the highest quarterly return was 54.69% (quarter ended December 31, 1999) and the lowest quarterly return was -21.50% (quarter ended March 31, 2001).

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                        SINCE         INCEPTION
December 31, 2002)                     1 YEAR     5 YEARS    INCEPTION(1)      DATE
-----------------------------------------------------------------------------------------
Class A                                                                       11/03/97
  Return Before Taxes                   (14.69)%     7.80%       7.86%
  Return After Taxes on Distributions   (14.69)      7.79        7.86
  Return After Taxes on Distributions
    and Sale of Fund Shares              (9.02)      6.41        6.47
Class B                                                                       11/03/97
  Return Before Taxes                   (14.78)      7.95        8.15
Class C                                                                       11/03/97
  Return Before Taxes                   (11.23)      8.25        8.30
Class R(2)                                                                    11/03/97(2)
  Return Before Taxes                    (9.88)      8.85        8.88
Investor Class(3)                                                             11/03/97(3)
  Return Before Taxes                    (9.71)      9.02        9.05
-----------------------------------------------------------------------------------------
MSCI Europe Index(4)                    (18.38)     (2.26)      (1.21)(5)     10/31/97(5)
MSCI EAFE Index(6)                      (15.94)     (2.89)      (2.83)(5)     10/31/97(5)
MSCI Europe Growth Index(7)             (18.54)     (4.70)      (3.63)(5)     10/31/97(5)
Lipper European Fund Index(8)           (17.43)     (0.37)       0.23(5)      10/31/97(5)
-----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares.
(4) The Morgan Stanley Capital International Europe Index is an unmanaged index that is designed to represent the performance of developed stock markets in Europe.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.
(6) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.
(7) The Morgan Stanley Capital International Europe Growth Index includes securities from fifteen European countries. The index contains approximately 200 "growth" securities (high P/BV securities).
(8) The Lipper European Fund Index is an equally weighted representation of the 30 largest funds in the Lipper European Region category. The fund concentrates its investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------
(paid directly from                                                        INVESTOR
your investment)              CLASS A    CLASS B    CLASS C    CLASS R     CLASS
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                          5.50%      None       None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage
of original
purchase price
or redemption
proceeds,
whichever is less)              None(1,2)   5.00%     1.00%      None(3)     None

Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)             2.00%(4)   None       None       None        None
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
------------------------------------------------------------------------------
(expenses that are deducted                                           INVESTOR
from fund assets)             CLASS A   CLASS B   CLASS C   CLASS R   CLASS
------------------------------------------------------------------------------
Management Fees                0.95%     0.95%     0.95%     0.95%      0.95%

Distribution and/or
Service (12b-1) Fees           0.35      1.00      1.00      0.50       0.25

Other Expenses(6)              0.63      0.63      0.63      0.63       0.63

Total Annual Fund
Operating Expenses             1.93      2.58      2.58      2.08       1.83
------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(5) There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Other Expenses for Class R shares and Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $735    $1,123    $1,535     $2,680
Class B                                      761     1,102     1,570      2,757
Class C                                      361       802     1,370      2,915
Class R                                      211       652     1,119      2,410
Investor Class                               186       576       990      2,148
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $735    $1,123    $1,535     $2,680
Class B                                      261       802     1,370      2,757
Class C                                      261       802     1,370      2,915
Class R                                      211       652     1,119      2,410
Investor Class                               186       576       990      2,148
--------------------------------------------------------------------------------

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.95% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM European Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes any long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                                 (DATE SALES
                                          ENDED                         YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                        APRIL 30,        ----------------------------------------------------      OCTOBER 31,
                                           2003            2002           2001           2000          1999            1998
                                        ----------       --------       --------       --------       -------    ----------------
Net asset value, beginning of period     $  15.60        $  16.52       $  23.59       $  16.42       $ 12.96        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.07)(a)      (0.06)(a)      (0.21)(a)     (0.11)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.78           (0.85)         (7.01)          7.38          3.58           3.04
=================================================================================================================================
    Total from investment operations         0.74           (0.92)         (7.07)          7.17          3.47           2.96
=================================================================================================================================
Less dividends from net investment
  income                                       --              --             --             --         (0.01)            --
=================================================================================================================================
Net asset value, end of period           $  16.34        $  15.60       $  16.52       $  23.59       $ 16.42        $ 12.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.74%          (5.57)%       (29.97)%        43.67%        26.81%         29.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $308,218        $283,812       $157,651       $273,605       $99,148        $76,686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.06%(c)        1.93%          1.83%          1.69%         1.88%          1.98%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.58)%(c)      (0.42)%        (0.32)%        (0.82)%       (0.69)%        (0.58)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,336,302.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                         SIX MONTHS                                                                (DATE SALES
                                           ENDED                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                         APRIL 30,        ---------------------------------------------------      OCTOBER 31,
                                            2003           2002           2001           2000          1999            1998
                                         ----------       -------       --------       --------       -------    ----------------
Net asset value, beginning of period      $ 15.08         $ 16.07       $  23.11       $  16.20       $ 12.87        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.09)(a)       (0.18)(a)      (0.19)(a)      (0.38)(a)     (0.22)         (0.18)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.75           (0.81)         (6.85)          7.29          3.55           3.05
=================================================================================================================================
    Total from investment operations         0.66           (0.99)         (7.04)          6.91          3.33           2.87
=================================================================================================================================
Net asset value, end of period            $ 15.74         $ 15.08       $  16.07       $  23.11       $ 16.20        $ 12.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.38%          (6.16)%       (30.46)%        42.65%        25.87%         28.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $93,248         $97,436       $105,324       $169,614       $67,074        $50,121
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      2.71%(c)        2.58%          2.50%          2.39%         2.63%          2.72%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.23)%(c)      (1.07)%        (0.98)%        (1.52)%       (1.44)%        (1.32)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $92,229,998.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 CLASS C
                                          --------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 3, 1997
                                          SIX MONTHS                                                              (DATE SALES
                                            ENDED                       YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                          APRIL 30,        -------------------------------------------------      OCTOBER 31,
                                             2003           2002          2001          2000          1999            1998
                                          ----------       -------       -------       -------       -------    ----------------
Net asset value, beginning of period       $ 15.09         $ 16.09       $ 23.13       $ 16.21       $ 12.88        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.09)(a)       (0.18)(a)     (0.19)(a)     (0.38)(a)     (0.23)         (0.18)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.75           (0.82)        (6.85)         7.30          3.56           3.06
================================================================================================================================
    Total from investment operations          0.66           (1.00)        (7.04)         6.92          3.33           2.88
================================================================================================================================
Net asset value, end of period             $ 15.75         $ 15.09       $ 16.09       $ 23.13       $ 16.21        $ 12.88
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                               4.37%          (6.22)%      (30.44)%       42.69%        25.85%         28.80%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $28,020         $27,323       $32,604       $54,164       $11,938        $ 9,639
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets       2.71%(c)        2.58%         2.50%         2.39%         2.63%          2.72%(d)(e)
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.23)%(c)      (1.07)%       (0.98)%       (1.52)%       (1.44)%        (1.32)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                      42%             94%           99%          112%          122%            93%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,146,815.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
                                                              ----------       -------------
Net asset value, beginning of period                            $15.59            $ 18.35
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.78              (2.72)
============================================================================================
    Total from investment operations                              0.72              (2.76)
============================================================================================
Net asset value, end of period                                  $16.31            $ 15.59
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   4.62%            (15.04)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  403            $    15
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           2.21%(c)           2.08%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.73)%(c)         (0.57)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          42%                94%
____________________________________________________________________________________________
============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $104,183.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. this is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS


                        -------------
       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)             salary deferrals from Employer-
                                                                     Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION

Effective on November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

or exchanging to another AIM fund or an INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM Global Value Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM High Yield Fund
AIM Global Aggressive Growth Fund     AIM Trimark Fund
AIM Global Growth Fund                INVESCO International Core Equity Fund
AIM Global Trends Fund                INVESCO S&P 500 Index Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

(6) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

- Class A shares of Category III    - Class A shares of Category III     - No CDSC
  Fund(1)                             Fund(1)
                                    - Class A shares of AIM Tax-Exempt
                                      Cash Fund
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund


- Class A shares of Category III    - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                                II Fund                              within 18 months of initial
                                                                           purchase of Category III Fund
                                                                           shares


- Class A shares of Category III    - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                                Fund(1)                              within 12 months of initial
                                    - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                      Cash Fund                            shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                        SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                     AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                     -----------------                 --------------------
- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                    or II Fund                         within 18 months of initial
                                - Class A shares of Category III     purchase of Category I or II
                                  Fund(2)                            Fund shares
                                - AIM Cash Reserve Shares of AIM
                                  Money Market Fund

- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                     or II Fund                         within 18 months of initial
                                                                     purchase of Category III Fund
                                                                     shares

- Class A shares of Category    - Class A shares of Category III   - No CDSC
  III Fund(1)                     Fund(2)
                                - Class A shares of AIM Tax-
                                  Exempt Cash Fund
                                - AIM Cash Reserve Shares of AIM
                                  Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
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Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

       (a) Class A shares of another AIM or INVESCO fund;

       (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

       (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

       (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
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 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
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PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/03-C

                            ------------------------
                            AIM EUROPEAN GROWTH FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM EUROPEAN GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               EGR-PRO-1

                     AIM GLOBAL AGGRESSIVE GROWTH FUND

                     November 25, 2003




                     Prospectus

                     AIM Global Aggressive Growth Fund seeks to provide above-average long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is above-average long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of small- and medium-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

    The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................   32.15%
1996..................................................................   23.53%
1997..................................................................    4.03%
1998..................................................................    3.93%
1999..................................................................   70.58%
2000..................................................................  -21.98%
2001..................................................................  -25.59%
2002..................................................................  -16.55%


    The Class A shares' year-to-date return as of September 30, 2003 was 20.92%.

    During the periods shown in the bar chart, the highest quarterly return was 49.33% (quarter ended December 31, 1999) and the lowest quarterly return was -21.50% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                     SINCE        INCEPTION
December 31, 2002)               1 YEAR      5 YEARS      INCEPTION(1)    DATE
-------------------------------------------------------------------------------------
Class A                                                                   09/15/94
  Return Before Taxes             (20.52)%     (3.94)%       4.13%
  Return After Taxes on
     Distributions                (20.52)      (4.93)        3.46
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  (12.60)      (2.58)        3.75
Class B                                                                   09/15/94
  Return Before Taxes             (21.16)      (3.81)        4.20
Class C                                                                   08/04/97
  Return Before Taxes             (17.83)      (3.51)       (4.91)
-------------------------------------------------------------------------------------
MSCI AC World Free Index(2)       (18.98)      (1.94)        3.72(3)      08/31/94(3)
  (reflects no deduction for
     fees, expenses, or taxes)
-------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The Morgan Stanley Capital International All Country World Free Index measures the performance of securities available to foreign investors listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.
(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            4.75%                None                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                     None(1,2)            5.00%                1.00%

Redemption/Exchange Fee (as a percentage of amount
redeemed/exchanged)                                            2.00%(3)             None                 None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.90%                0.90%                0.90%

Distribution and/or Service (12b-1) Fees                       0.50                 1.00                 1.00

Other Expenses(5)                                              0.61                 0.61                 0.61

Total Annual Fund Operating Expenses                           2.01                 2.51                 2.51
--------------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                 $669          $1,076         $1,506         $2,702
Class B                                                  754           1,082          1,535          2,723
Class C                                                  354             782          1,335          2,846
-------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                 $669          $1,076         $1,506         $2,702
Class B                                                  254             782          1,335          2,723
Class C                                                  254             782          1,335          2,846
-------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.90% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

    They are assisted by the Mid Cap Growth, Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,       ----------------------------------------------------------------
                                             2003           2002          2001         2000           1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  11.00       $  12.58      $  25.87    $    21.95      $  15.87      $  17.28
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)      (0.15)(a)     (0.13)        (0.28)(a)     (0.17)(a)     (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.34          (1.43)        (8.42)         5.56          6.25         (1.31)
==========================================================================================================================
    Total from investment operations           0.28          (1.58)        (8.55)         5.28          6.08         (1.41)
==========================================================================================================================
Less distributions from net realized
  gains                                          --             --         (4.74)        (1.36)           --            --
==========================================================================================================================
Net asset value, end of period             $  11.28       $  11.00      $  12.58    $    25.87      $  21.95      $  15.87
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                2.55%        (12.56)%      (38.87)%       24.27%        38.31%        (8.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $409,365       $405,360      $563,828    $1,103,740      $852,198      $937,587
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets                                       2.12%(c)(d)     2.00%        1.87%         1.65%         1.80%         1.75%
==========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.03)%(c)     (1.19)%       (0.75)%       (0.96)%       (0.95)%       (0.55)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                       26%            73%           87%           62%           60%           50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $392,264,182.
(d) After fee waiver and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.13% for the six months ended April 30, 2003.
(e) Not annualized for periods less than one year.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------------
                                             2003            2002           2001         2000            1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.42        $  11.97       $  24.98    $    21.35       $  15.52       $  17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.08)(a)       (0.20)(a)      (0.21)        (0.42)(a)      (0.27)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.32           (1.35)         (8.06)         5.41           6.10          (1.29)
==============================================================================================================================
    Total from investment operations           0.24           (1.55)         (8.27)         4.99           5.83          (1.48)
==============================================================================================================================
Less distributions from net realized
  gains                                          --              --          (4.74)        (1.36)            --             --
==============================================================================================================================
Net asset value, end of period             $  10.66        $  10.42       $  11.97    $    24.98       $  21.35       $  15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                2.30%         (12.95)%       (39.19)%       23.56%         37.56%         (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $340,670        $388,101       $583,933    $1,158,979       $926,972       $947,293
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets        2.62%(c)(d)     2.51%          2.39%         2.19%          2.37%          2.32%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.53)%(c)      (1.70)%        (1.27)%       (1.50)%        (1.52)%        (1.11)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                       26%             73%            87%           62%            60%            50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $359,293,874.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e) Not annualized for periods less than one year.

                       ---------------------------------
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    CLASS C
                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
                                                    2003           2002          2001       2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.42         $ 11.98       $ 24.99    $ 21.35       $ 15.52       $ 17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)       (0.20)(a)     (0.21)     (0.42)(a)     (0.27)(a)     (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.32           (1.36)        (8.06)      5.42          6.10         (1.29)
==============================================================================================================================
    Total from investment operations                 0.24           (1.56)        (8.27)      5.00          5.83         (1.48)
==============================================================================================================================
Less distributions from net realized gains             --              --         (4.74)     (1.36)           --            --
==============================================================================================================================
Net asset value, end of period                    $ 10.66         $ 10.42       $ 11.98    $ 24.99       $ 21.35       $ 15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      2.30%         (13.02)%      (39.17)%    23.61%        37.56%        (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $17,923         $19,099       $28,260    $50,908       $16,325       $13,186
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets              2.62%(c)(d)     2.51%         2.39%      2.19%         2.37%         2.34%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.53)%(c)      (1.70)%       (1.28)%    (1.50)%       (1.52)%       (1.13)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                             26%             73%           87%        62%           60%           50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $17,855,944.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. this is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS


                        -------------
       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)             salary deferrals from Employer-
                                                                     Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION

Effective on November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

or exchanging to another AIM fund or an INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM Global Value Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM High Yield Fund
AIM Global Aggressive Growth Fund     AIM Trimark Fund
AIM Global Growth Fund                INVESCO International Core Equity Fund
AIM Global Trends Fund                INVESCO S&P 500 Index Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

(6) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

- Class A shares of Category III    - Class A shares of Category III     - No CDSC
  Fund(1)                             Fund(1)
                                    - Class A shares of AIM Tax-Exempt
                                      Cash Fund
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund


- Class A shares of Category III    - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                                II Fund                              within 18 months of initial
                                                                           purchase of Category III Fund
                                                                           shares


- Class A shares of Category III    - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                                Fund(1)                              within 12 months of initial
                                    - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                      Cash Fund                            shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                        SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                     AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                     -----------------                 --------------------
- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                    or II Fund                         within 18 months of initial
                                - Class A shares of Category III     purchase of Category I or II
                                  Fund(2)                            Fund shares
                                - AIM Cash Reserve Shares of AIM
                                  Money Market Fund

- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                     or II Fund                         within 18 months of initial
                                                                     purchase of Category III Fund
                                                                     shares

- Class A shares of Category    - Class A shares of Category III   - No CDSC
  III Fund(1)                     Fund(2)
                                - Class A shares of AIM Tax-
                                  Exempt Cash Fund
                                - AIM Cash Reserve Shares of AIM
                                  Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

       (a) Class A shares of another AIM or INVESCO fund;

       (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

       (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

       (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/03-C

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM GLOBAL AGGRESSIVE GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               GLA-PRO-1

                     AIM GLOBAL GROWTH FUND

                     November 25, 2003

                     Prospectus

                     AIM Global Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in marketable equity securities of domestic and foreign issuers. The fund will normally invest in the securities of medium- and large-sized growth companies located in at least four countries, including the United States, and will usually maintain at least 20% of its total assets in U.S. dollar denominated securities. The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

    The fund may also invest up to 35% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   30.09%
1996...................................................................   19.87%
1997...................................................................   13.85%
1998...................................................................   22.08%
1999...................................................................   52.20%
2000...................................................................  -22.15%
2001...................................................................  -30.05%
2002...................................................................  -19.87%


    The Class A shares' year-to-date return as of September 30, 2003 was 13.12%.

    During the periods shown in the bar chart, the highest quarterly return was 38.05% (quarter ended December 31, 1999) and the lowest quarterly return was -25.90% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                   SINCE         INCEPTION
December 31, 2002)                1 YEAR     5 YEARS    INCEPTION(1)     DATE
--------------------------------------------------------------------------------
Class A                                                                09/15/94
  Return Before Taxes              (23.66)%   (5.04)%       3.58%
  Return After Taxes on
    Distributions                  (23.66)    (5.35)        3.20
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                    (14.53)    (3.77)        2.99
Class B                                                                09/15/94
  Return Before Taxes              (24.23)    (4.98)        3.65
Class C                                                                08/04/97
  Return Before Taxes              (21.03)    (4.61)       (4.93)
--------------------------------------------------------------------------------
MSCI World Index(2)                (19.89)    (2.11)        3.92(3)    08/31/94(3)
  (reflects no deduction for
    fees, expenses, or taxes)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The Morgan Stanley Capital International World Index measures the performance of 1,578 securities listed on major world stock exchanges.
(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                 CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                    4.75%       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                 None(1,2)   5.00%      1.00%

Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)     2.00%(3)    None       None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Management Fees                                    0.85%       0.85%      0.85%

Distribution and/or Service (12b-1) Fees           0.50        1.00       1.00

Other Expenses                                     0.60        0.60       0.60

Total Annual Fund
Operating Expenses                                 1.95        2.45       2.45
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $664    $1,058    $1,477     $2,642
Class B                                      748     1,064     1,506      2,663
Class C                                      348       764     1,306      2,786
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $664    $1,058    $1,477     $2,642
Class B                                      248       764     1,306      2,663
Class C                                      248       764     1,306      2,786
--------------------------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.85% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

    They are assisted by the Large Cap Growth, Asia Pacific and
Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                   YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ------------------------------------------------------------------------
                                          2003             2002             2001             2000             1999         1998
Net asset value, beginning of period     $  12.66        $  14.58         $  24.83         $  23.43         $  17.91     $  16.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.11)(a)        (0.13)           (0.03)(a)        (0.10)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.02           (1.81)          (10.08)            2.77             6.12         1.74
=================================================================================================================================
    Total from investment operations        (0.02)          (1.92)          (10.21)            2.74             6.02         1.69
=================================================================================================================================
Less distributions from net realized
  gains                                        --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period           $  12.64        $  12.66         $  14.58         $  24.83         $  23.43     $  17.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             (0.16)%        (13.17)%         (41.17)%          11.52%           34.43%       10.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $344,706        $335,954         $439,612         $796,992         $388,549     $219,050
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.07%(c)        1.95%            1.68%(d)         1.62%(d)         1.67%        1.70%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.72)%(c)      (0.75)%          (0.66)%          (0.10)%          (0.57)%      (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $319,841,694.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 1.79% and 1.63% for fiscal year ended 2001 and 2000, respectively.
(e) Not annualized for periods less than one year.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                   YEAR ENDED OCTOBER 31,
                                       APRIL 30,        -------------------------------------------------------------------------
                                         2003             2002             2001             2000             1999         1998
                                       ----------       --------         --------         --------         ---------    ---------
Net asset value, beginning of period    $  12.09        $  14.00         $  23.98         $  22.78         $  17.52     $  16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.07)(a)       (0.17)(a)        (0.24)           (0.17)(a)        (0.23)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.03           (1.74)           (9.70)            2.71             5.99         1.71
=================================================================================================================================
    Total from investment operations       (0.04)          (1.91)           (9.94)            2.54             5.76         1.56
=================================================================================================================================
Less distributions from net realized
  gains                                       --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period          $  12.05        $  12.09         $  14.00         $  23.98         $  22.78     $  17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (0.33)%        (13.64)%         (41.50)%          10.95%           33.69%        9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $174,238        $206,189         $369,171         $806,409         $425,345     $282,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    2.57%(c)        2.45%            2.19%(d)         2.16%(d)         2.23%        2.26%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.22)%(c)      (1.25)%          (1.16)%          (0.64)%          (1.13)%      (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $186,318,099.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e) Not annualized for periods less than one year.

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                            ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,        ---------------------------------------------------------------------
                                             2003            2002            2001            2000             1999        1998
                                           ----------       -------         -------         -------         ---------    --------
Net asset value, beginning of period        $ 12.10         $ 14.01         $ 23.98         $ 22.79          $ 17.52     $ 16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.07)(a)       (0.17)(a)       (0.22)          (0.17)(a)        (0.23)(a)   (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.03           (1.74)          (9.71)           2.70             6.00        1.71
=================================================================================================================================
    Total from investment operations          (0.04)          (1.91)          (9.93)           2.53             5.77        1.56
=================================================================================================================================
Less distributions from net realized
  gains                                          --              --           (0.04)          (1.34)           (0.50)      (0.43)
=================================================================================================================================
Net asset value, end of period              $ 12.06         $ 12.10         $ 14.01         $ 23.98          $ 22.79     $ 17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               (0.33)%        (13.63)%        (41.46)%         10.90%           33.69%       9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $31,229         $34,778         $51,624         $88,810          $31,356     $11,765
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        2.57%(c)        2.45%           2.19%(d)        2.16%(d)         2.23%       2.26%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.22)%(c)      (1.25)%         (1.16)%         (0.64)%          (1.13)%     (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                       44%             98%            134%            110%              93%         97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,872,435.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. this is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS


                        -------------
       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)             salary deferrals from Employer-
                                                                     Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION

Effective on November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

or exchanging to another AIM fund or an INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM Global Value Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM High Yield Fund
AIM Global Aggressive Growth Fund     AIM Trimark Fund
AIM Global Growth Fund                INVESCO International Core Equity Fund
AIM Global Trends Fund                INVESCO S&P 500 Index Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

(6) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

- Class A shares of Category III    - Class A shares of Category III     - No CDSC
  Fund(1)                             Fund(1)
                                    - Class A shares of AIM Tax-Exempt
                                      Cash Fund
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund


- Class A shares of Category III    - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                                II Fund                              within 18 months of initial
                                                                           purchase of Category III Fund
                                                                           shares


- Class A shares of Category III    - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                                Fund(1)                              within 12 months of initial
                                    - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                      Cash Fund                            shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                        SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                     AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                     -----------------                 --------------------
- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                    or II Fund                         within 18 months of initial
                                - Class A shares of Category III     purchase of Category I or II
                                  Fund(2)                            Fund shares
                                - AIM Cash Reserve Shares of AIM
                                  Money Market Fund

- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                     or II Fund                         within 18 months of initial
                                                                     purchase of Category III Fund
                                                                     shares

- Class A shares of Category    - Class A shares of Category III   - No CDSC
  III Fund(1)                     Fund(2)
                                - Class A shares of AIM Tax-
                                  Exempt Cash Fund
                                - AIM Cash Reserve Shares of AIM
                                  Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

       (a) Class A shares of another AIM or INVESCO fund;

       (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

       (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

       (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/03-C

                             ----------------------
                             AIM GLOBAL GROWTH FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


------------------------------------------------------------

BY MAIL:                      AIM Investment Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

BY TELEPHONE:                 (800) 347-4246

ON THE INTERNET:              You can send us a request
                              by e-mail or download
                              prospectuses, annual or
                              semiannual reports via
                              our website:
                              http://www.aiminvestments.com

------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM GLOBAL GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               GLG-PRO-1

                     AIM INTERNATIONAL GROWTH FUND

                     November 25, 2003

                     Prospectus

                     AIM International Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of AIM Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   45.78%
1994...................................................................   -3.34%
1995...................................................................   16.41%
1996...................................................................   18.98%
1997...................................................................    5.70%
1998...................................................................   13.42%
1999...................................................................   55.08%
2000...................................................................  -25.69%
2001...................................................................  -22.36%
2002...................................................................  -14.23%


    The Class A shares' year-to-date return as of September 30, 2003 was 11.89%.

    During the periods shown in the bar chart, the highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return was -19.18% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
-----------------------------------------------------------------------------------------
Class A                                                                         04/07/92
  Return Before Taxes            (18.96)%   (3.83)%     5.43%          --
  Return After Taxes on
    Distributions                (18.96)    (4.34)      4.85           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (11.64)    (2.83)      4.52           --
Class B                                                                         09/15/94
  Return Before Taxes            (19.06)    (3.80)        --         1.45%
Class C                                                                         08/04/97
  Return Before Taxes            (15.64)    (3.44)        --        (4.51)
Class R(2)                                                                      04/07/92
  Return Before Taxes            (14.37)    (2.92)      5.82           --
-----------------------------------------------------------------------------------------
MSCI EAFE Index(3)               (15.94)    (2.89)      4.00           --
  (reflects no deduction for
    fees, expenses, or taxes)
-----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                    CLASS A      CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                 5.50%       None       None       None

Maximum Deferred Sales Charge
(Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever
is less)                               None(1,2)   5.00%      1.00%      None(3)
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                    2.00%(4)    None       None       None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.93%     0.93%     0.93%     0.93%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses(6)                           0.51      0.51      0.51      0.51

Total Annual Fund Operating Expenses        1.74      2.44      2.44      1.94

Fee Waiver(7)                               0.04      0.04      0.04      0.04

Net Expenses                                1.70      2.40      2.40      1.90
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information -- Redeeming
    Shares -- Redemption/Exchange Fees" for more information.
(5) There is no guarantee that actual expenses will be the same as those shown in the table.
(6) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.
(7) The investment advisor has contractually agreed to waive 0.05% on average net assets in excess of $500 million. The expense limitation agreement is in effect through October 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $717    $1,068    $1,442     $2,489
Class B                                      747     1,061     1,501      2,604
Class C                                      347       761     1,301      2,776
Class R                                      197       609     1,047      2,264
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $717    $1,068    $1,442     $2,489
Class B                                      247       761     1,301      2,604
Class C                                      247       761     1,301      2,776
Class R                                      197       609     1,047      2,264
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.89% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

    They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,          ------------------------------------------------------------------------
                                        2003                2002             2001          2000             1999          1998
                                     -----------         ----------       ----------    ----------       ----------    ----------
Net asset value, beginning of
  period                             $    12.69          $    14.45       $    21.60    $    21.73       $    17.59    $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.01)(a)           (0.03)(a)        (0.01)         0.08(a)         (0.03)         0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (0.03)              (1.73)           (5.66)         0.72             4.49          0.96
=================================================================================================================================
    Total from investment
      operations                          (0.04)              (1.76)           (5.67)         0.80             4.46          1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                  --               --            --            (0.11)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                  --            (1.48)        (0.93)           (0.21)           --
=================================================================================================================================
    Total distributions                      --                  --            (1.48)        (0.93)           (0.32)        (0.06)
=================================================================================================================================
Net asset value, end of period       $    12.65          $    12.69       $    14.45    $    21.60       $    21.73    $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           (0.32)%            (12.18)%         (27.96)%        3.16%           25.73%         6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,099,164          $1,093,344       $1,404,269    $2,325,636       $2,058,419    $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)            1.70%            1.57%         1.44%            1.48%         1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 1.88%(c)            1.74%            1.61%         1.48%            1.52%         1.49%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.19)%(c)          (0.21)%          (0.04)%        0.30%           (0.14)%        0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   32%                 77%              85%           87%              86%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,056,688,936.
(d) Not annualized for periods less than one year.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2003            2002           2001        2000           1999
                                            ----------       --------       --------    --------       --------         1998
Net asset value, beginning of period         $  12.02        $  13.78       $  20.81    $  21.11       $  17.13       $  16.27
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)      (0.09)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.03)          (1.64)         (5.42)       0.74           4.36           0.95
==============================================================================================================================
    Total from investment operations            (0.08)          (1.76)         (5.55)       0.63           4.19           0.86
==============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)            --
==============================================================================================================================
Net asset value, end of period               $  11.94        $  12.02       $  13.78    $  20.81       $  21.11       $  17.13
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 (0.67)%        (12.77)%       (28.48)%      2.42%         24.72%          5.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $341,240        $401,288       $612,125    $997,843       $887,106       $744,987
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%          2.22%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%          2.26%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%        (0.49)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%            78%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $366,544,365.
(d) Not annualized for periods less than one year.

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ----------------------------------------------------------------
                                               2003            2002           2001        2000           1999
                                            ----------       --------       --------    --------       --------        1998
Net asset value, beginning of period         $  12.03        $  13.79       $  20.82    $  21.13       $  17.14       $ 16.27
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)     (0.09)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.04)          (1.64)         (5.42)       0.73           4.37          0.96
=============================================================================================================================
    Total from investment operations            (0.09)          (1.76)         (5.55)       0.62           4.20          0.87
=============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)           --
=============================================================================================================================
Net asset value, end of period               $  11.94        $  12.03       $  13.79    $  20.82       $  21.13       $ 17.14
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                 (0.75)%        (12.76)%       (28.47)%      2.37%         24.76%         5.35%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $105,768        $114,070       $165,857    $253,998       $118,208       $58,579
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%         2.22%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%         2.26%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%       (0.49)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%           78%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,857,660.
(d) Not annualized for periods less than one year.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
                                                              ----------       -------------
Net asset value, beginning of period                            $12.69            $ 15.27
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
  Net losses on securities (both realized and unrealized)        (0.08)             (2.56)
============================================================================================
    Total from investment operations                             (0.10)             (2.58)
============================================================================================
Net asset value, end of period                                  $12.59            $ 12.69
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  (0.79)%           (16.90)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  152            $    49
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(c)           1.89%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.08%(c)           1.93%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)         (0.40)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          32%                77%
____________________________________________________________________________________________
============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $177,878.
(d) Annualized
(e) Not annualized for period less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. this is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS


                        -------------
       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)             salary deferrals from Employer-
                                                                     Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION

Effective on November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

or exchanging to another AIM fund or an INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund          AIM Global Value Fund
AIM Developing Markets Fund           AIM International Emerging Growth Fund
AIM European Growth Fund              AIM International Growth Fund
AIM European Small Company Fund       AIM High Yield Fund
AIM Global Aggressive Growth Fund     AIM Trimark Fund
AIM Global Growth Fund                INVESCO International Core Equity Fund
AIM Global Trends Fund                INVESCO S&P 500 Index Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

(6) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

- Class A shares of Category III    - Class A shares of Category III     - No CDSC
  Fund(1)                             Fund(1)
                                    - Class A shares of AIM Tax-Exempt
                                      Cash Fund
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                           SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                        AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                        -----------------                  --------------------
- Class A shares of Category I      - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                          II Fund                              within 18 months of initial
                                    - Class A shares of Category III       purchase of Category I or II
                                      Fund(1)                              Fund shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund


- Class A shares of Category III    - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                                II Fund                              within 18 months of initial
                                                                           purchase of Category III Fund
                                                                           shares


- Class A shares of Category III    - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                                Fund(1)                              within 12 months of initial
                                    - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                      Cash Fund                            shares
                                    - AIM Cash Reserve Shares of AIM
                                      Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                        SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                     AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                     -----------------                 --------------------
- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                    or II Fund                         within 18 months of initial
                                - Class A shares of Category III     purchase of Category I or II
                                  Fund(2)                            Fund shares
                                - AIM Cash Reserve Shares of AIM
                                  Money Market Fund

- Class A shares of Category    - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                     or II Fund                         within 18 months of initial
                                                                     purchase of Category III Fund
                                                                     shares

- Class A shares of Category    - Class A shares of Category III   - No CDSC
  III Fund(1)                     Fund(2)
                                - Class A shares of AIM Tax-
                                  Exempt Cash Fund
                                - AIM Cash Reserve Shares of AIM
                                  Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

       (a) Class A shares of another AIM or INVESCO fund;

       (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

       (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

       (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

       (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

       (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                    MCF--11/03-C

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/03-C

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM INTERNATIONAL GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               IGR-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INTERNATIONAL MUTUAL FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INTERNATIONAL MUTUAL FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 25, 2003, RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

                 FUND                                      DATED
     AIM ASIA PACIFIC GROWTH FUND                   NOVEMBER 25, 2003
       AIM EUROPEAN GROWTH FUND                     NOVEMBER 25, 2003
   AIM GLOBAL AGGRESSIVE GROWTH FUND                NOVEMBER 25, 2003
        AIM GLOBAL GROWTH FUND                      NOVEMBER 25, 2003
     AIM INTERNATIONAL GROWTH FUND                  NOVEMBER 25, 2003

                         AIM INTERNATIONAL MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Equity Investments..............................................................................6
                  Foreign Investments.............................................................................7
                  Debt Investments............................................................................... 9
                  Other Investments..............................................................................10
                  Investment Techniques..........................................................................10
                  Derivatives....................................................................................14
                  Additional Securities or Investment Techniques.................................................20
         Fund Policies...........................................................................................21
         Temporary Defensive Positions...........................................................................23

MANAGEMENT OF THE TRUST..........................................................................................23
         Board of Trustees.......................................................................................23
         Management Information..................................................................................23
                  Trustee Ownership of Fund Shares...............................................................24
                  Factors Considered in Approving the Investment Advisory Agreement..............................24
         Compensation............................................................................................25
                  Retirement Plan For Trustees...................................................................25
                  Deferred Compensation Agreements...............................................................26
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................26
         Codes of Ethics.........................................................................................26
         Proxy Voting Policies...................................................................................26

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................27

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................27
         Investment Advisor......................................................................................27
         Previous Investment Sub-Advisor.........................................................................28
         Service Agreements......................................................................................29
         Other Service Providers.................................................................................29

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................30
         Brokerage Transactions..................................................................................30
         Commissions.............................................................................................31
         Brokerage Selection.....................................................................................31
         Directed Brokerage (Research Services)..................................................................32
         Regular Brokers or Dealers..............................................................................32
         Allocation of Portfolio Transactions....................................................................32
         Allocation of Initial Public Offering ("IPO") Transactions..............................................32

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................33
         Purchase and Redemption of Shares.......................................................................33
         Offering Price..........................................................................................49
         Redemption In Kind......................................................................................51
         Backup Withholding......................................................................................51

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................52
         Dividends and Distributions.............................................................................52
         Tax Matters.............................................................................................52

DISTRIBUTION OF SECURITIES.......................................................................................59
         Distribution Plans......................................................................................59
         Distributor.............................................................................................61

CALCULATION OF PERFORMANCE DATA..................................................................................63

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES ..........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................K-1

TOTAL SALES CHARGES.............................................................................................L-1

PERFORMANCE DATA................................................................................................M-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM International Mutual Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM International Growth Fund and INVESCO International Core Equity Fund. This Statement of Additional Information relates solely to the Retail Classes of AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated June 11, 2003 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally incorporated on October 30, 1991, as AIM International Funds, Inc., a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization, the Trust was reorganized as a Delaware statutory trust on November 25, 2003. The following funds were included in the reorganization:
AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 25, 2003 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to November 25, 2003, INVESCO International Core Equity Fund (formerly known as INVESCO International Blue Chip Value Fund) was a portfolio of AIM International Funds, Inc. II ("IIF"), a Maryland corporation. Pursuant to another Agreement and Plan of Reorganization, the fund was redomesticated as a portfolio of the Trust. Prior to July 1, 2002, AIM Asia Pacific Growth Fund, AIM European Growth Fund and AIM International Growth Fund were known as AIM Asian Growth Fund, AIM European Development Fund and AIM International Equity Fund, respectively.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

                                                                                    INSTITUTIONAL    INVESTOR
             FUND                       CLASS A    CLASS B    CLASS C   CLASS R         CLASS         CLASS
             ----                       -------    -------    -------   -------     -------------    --------
AIM Asia Pacific Growth Fund               x          x         x

AIM European Growth Fund                   x          x         x          x                             X

AIM Global Aggressive Growth Fund          x          x         x

AIM Global Growth Fund                     X          X         X

AIM International Growth Fund              X          X         X          X              X

INVESCO International Core Equity Fund     X          X         X          X                             X

         This Statement of Additional Information relates solely to the Class A, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares which are discussed in a separate Statement of Additional Information are intended for use by certain eligible institutional investors and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         o        retirement plans; and

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INTERNATIONAL MUTUAL FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


         FUND           AIM ASIA                       AIM GLOBAL      AIM
---------------------   PACIFIC                        AGGRESSIVE     GLOBAL          AIM
                        GROWTH       AIM EUROPEAN        GROWTH       GROWTH     INTERNATIONAL
SECURITY/INVESTMENT      FUND        GROWTH FUND          FUND         FUND       GROWTH FUND
TECHNIQUE               --------     ------------      ----------     ------     -------------
--------------------

                                            EQUITY INVESTMENTS

Common Stock                X             X                 X           X            X
Preferred Stock             X             X                 X           X            X
Convertible Securities      X             X                 X           X            X
Alternative Entity          X             X                 X           X            X
Securities

                                           FOREIGN INVESTMENTS

Foreign Securities          X             X                 X           X            X
Foreign Government
Obligations
Foreign Exchange            X             X                 X           X            X
Transactions

                                            DEBT INVESTMENTS

U.S. Government             X             X                 X           X            X
Obligations
Rule 2a-7 Requirements
Mortgage-Backed and
Asset-Backed
Securities
Collateralized
Mortgage Obligations
Bank Instruments
Commercial Instruments
Participation
Interests
Municipal Securities
Municipal Lease
Obligations
Investment Grade            X             X                 X           X            X
Corporate Debt
Obligations
Junk Bonds
Liquid Assets               X             X                 X           X            X

                                           OTHER INVESTMENTS

REITs                       X             X                 X           X            X
Other Investment            X             X                 X           X            X
Companies
Defaulted Securities
Municipal Forward
Contracts
Variable or Floating
Rate Instruments

                         AIM INTERNATIONAL MUTUAL FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND           AIM ASIA                       AIM GLOBAL      AIM
---------------------   PACIFIC                        AGGRESSIVE     GLOBAL          AIM
                        GROWTH       AIM EUROPEAN        GROWTH       GROWTH     INTERNATIONAL
SECURITY/INVESTMENT      FUND        GROWTH FUND          FUND         FUND       GROWTH FUND
TECHNIQUE               --------     ------------      ----------     ------     -------------
--------------------
Indexed Securities
Zero-Coupon and
Pay-in-Kind Securities
Synthetic Municipal
Instruments

                                               INVESTMENT TECHNIQUES

Delayed Delivery            X             X                 X           X            X
Transactions
When-Issued Securities      X             X                 X           X            X
Short Sales                 X             X                 X           X            X
Margin Transactions
Swap Agreements             X             X                 X           X            X
Interfund Loans             X             X                 X           X            X
Borrowing                   X             X                 X           X            X
Lending Portfolio           X             X                 X           X            X
Securities
Repurchase Agreements       X             X                 X           X            X
Reverse Repurchase          X             X                 X           X            X
Agreements
Dollar Rolls
Illiquid Securities         X             X                 X           X            X
Rule 144A Securities        X             X                 X           X            X
Unseasoned Issuers          X             X                 X           X            X
Portfolio Transactions
Sale of Money Market
Securities
Standby Commitments

                                                   DERIVATIVES

Equity-Linked               X             X                 X           X            X
Derivatives
Put Options                 X             X                 X           X            X
Call Options                X             X                 X           X            X
Straddles                   X             X                 X           X            X
Warrants                    X             X                 X           X            X
Futures Contracts and       X             X                 X           X            X
Options on Futures
Contracts

                         AIM INTERNATIONAL MUTUAL FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND           AIM ASIA                       AIM GLOBAL      AIM
---------------------   PACIFIC                        AGGRESSIVE     GLOBAL          AIM
                        GROWTH       AIM EUROPEAN        GROWTH       GROWTH     INTERNATIONAL
SECURITY/INVESTMENT      FUND        GROWTH FUND          FUND         FUND       GROWTH FUND
TECHNIQUE               --------     ------------      ----------     ------     -------------
--------------------

Forward Currency            X             X                 X           X            X
Contracts
Cover                       X             X                 X           X            X

                                    ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Privatized Enterprises                    X
Supranational
Organization
Securities

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each of AIM Asia Pacific Growth Fund, AIM European Growth Fund and AIM International Growth Fund may invest all of its total assets in foreign securities. AIM Global Aggressive Growth Fund and AIM Global Growth Fund may invest a significant amount of its total assets in foreign securities.

         Geographic Asset Distribution for AIM Asia Pacific Growth Fund and AIM European Growth Fund. There are no prescribed limits on asset distribution within the Asia Pacific region for AIM Asia Pacific Growth Fund or within Europe for AIM European Growth Fund. AIM Asia Pacific Growth Fund intends to invest in securities of issuers in the Asia Pacific region, and may invest in "developing" countries or "emerging markets" without limit. AIM European Growth Fund intends to invest in securities of issuers in Western Europe and Eastern Europe. Many of the countries in Eastern Europe are "developing" countries or "emerging markets." AIM European Growth Fund may invest up to 65% of its total assets in securities of European issuers located in "developing" countries or "emerging markets."

         AIM Asia Pacific Growth Fund considers issuers of securities located in the following countries to be Asian issuers:

         Bangladesh(1)       South Korea(1)              Taiwan(1)
         China(1)            Malaysia(1)                 Thailand(1)
         Hong Kong           Philippines(1)
         India(1)            Singapore
         Indonesia(1)        Sri Lanka(1)

         AIM Asia Pacific Growth Fund considers issuers of securities located in the following countries to be Pacific issuers:

         Australia           New Zealand

         AIM European Growth Fund considers issuers of securities located in the following countries to be European issuers:

         Austria             Germany             Netherlands     Slovenia(1)
         Belgium             Greece              Norway          Spain
         Croatia(1)          Hungary(1)          Poland(1)       Sweden
         Czech Republic(1)   Ireland             Portugal        Switzerland
         Denmark             Italy               Romania(1)      Turkey(1)
         Finland             Liechtenstein(1)    Russia(1)       Ukraine(1)
         France              Luxembourg          Slovakia(1)     United Kingdom

         (1)      This country is considered to be a developing country.

                  Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM Asia Pacific Growth Fund and AIM Global Aggressive Growth Fund may each invest without limit in securities of companies located in developing countries. AIM European Growth Fund may invest up to 65%, and AIM Global Growth Fund may invest up to 20%, of their respective total assets in securities of companies located in developing countries. AIM International Growth Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. The Funds will purchase only investment grade corporate debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instrumentsand municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         The Funds may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

         STRADDLES: The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         PRIVATIZED ENTERPRISES. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. AIM European Growth Fund's investments in the securities of privatized enterprises include: (i) privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering;
(ii) investments in the initial offering of equity securities of a state enterprise or former state enterprise; and (iii) investments in the securities of a state enterprise following its initial equity offering. The ability of foreign entities, such as AIM European Growth Fund, to participate in privatizations may be limited by local law and there can be no assurance that privatization programs will be successful or that governments will not re-nationalize enterprises that have been privatized.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM European Growth Fund normally invests at least 80% of its assets in securities of European companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Asia Pacific Growth Fund normally invests at least 80% of its assets in securities of companies in the Asia Pacific region (except Japanese companies). For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between theTrust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of theTrust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended October 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock and Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley.. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2002, the Investments Committee held four meetings.

         The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2002, the Valuation Committee held one meeting.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was approved by the Funds' Board at a meeting held on July 30, 2003. In evaluating fairness and reasonableness of the advisory agreement, the Board considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that univested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if they invest their cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and approved the agreement.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by theTrust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involving in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at the Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board ofTrustees, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

         FUND NAME                                                NET ASSETS                         ANNUAL RATE
         ---------                                                ----------                         -----------
AIM Asia Pacific Growth Fund                                 First $500 million                          0.95%
AIM European Growth Fund                                     Amount over $500 million                    0.90%

         FUND NAME                                                NET ASSETS                         ANNUAL RATE
         ---------                                                ----------                         -----------
AIM Global Aggressive Growth Fund                            First $1 billion                            0.90%
                                                             Amount over $1 billion                      0.85%

AIM Global Growth Fund                                       First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%

AIM International Growth Fund                                First $1 billion                            0.95%
                                                             Amount over $1 billion                      0.90%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2003 through October 31, 2004, to waive advisory fees for AIM International Growth Fund's Class A, Class B and Class C shares by 0.05% of average daily net assets in excess of $500 million.

PREVIOUS INVESTMENT SUB-ADVISOR

         Under a former Master Sub-Advisory Contract terminated effective June 21, 2000, between AIM and INVESCO Global Asset Management Limited ("IGAM") with respect to AIM Asia Pacific Growth Fund and AIM European Growth Fund, IGAM was entitled to receive from AIM with respect to each of AIM Asia Pacific Growth Fund and AIM European Growth Fund, a fee calculated at the following annual rates based on the average daily net assets of each Fund:

         NET ASSETS                                       ANNUAL RATE
         ----------                                       -----------
         First $500 million                                   0.20%
         Amount over $500 million                            0.175%

         Under former Sub-Sub-Advisory contracts terminated effective June 21, 2000, between (i) IGAM and INVESCO Asia Limited ("IAL"), with respect to AIM Asia Pacific Growth Fund, and (ii) IGAM and INVESCO Asset Management Limited ("IAML"), with respect to AIM European Growth Fund, IAL and IAML were each entitled to receive from IGAM an annual fee equal to 100% of the fee received by IGAM with respect to the applicable Fund. AIM, IGAM, IAL and IAML are indirect wholly owned subsidiaries of AMVESCAP PLC.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust 's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AISI pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the

Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2002 are found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2002 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                      AIM Large Cap Basic Value Fund
AIM Asia Pacific Growth Fund                    AIM Large Cap Growth Fund
AIM Basic Value Fund                            AIM Libra Fund
AIM Blue Chip Fund                              AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                    AIM Mid Cap Core Equity Fund
AIM Charter Fund                                AIM Mid Cap Growth Fund
AIM Constellation Fund                          AIM Opportunities I Fund
AIM Dent Demographic Trends Fund                AIM Opportunities II Fund
AIM Diversified Dividend Fund                   AIM Opportunities III Fund
AIM Emerging Growth Fund                        AIM Premier Equity Fund
AIM European Growth Fund                        AIM Select Equity Fund
AIM European Small Company Fund                 AIM Small Cap Equity Fund
AIM Global Value Fund                           AIM Small Cap Growth Fund
AIM International Emerging Growth Fund          AIM Weingarten Fund


                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                               -------------------------       --------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction(1)                          Price       Invested           Price
             ----------------------------------                -------------  ----------       -------------
                          Less than $    25,000                   5.50%          5.82%            4.75%
             $ 25,000 but less than $    50,000                   5.25           5.54             4.50
             $ 50,000 but less than $   100,000                   4.75           4.99             4.00
             $100,000 but less than $   250,000                   3.75           3.90             3.00
             $250,000 but less than $   500,000                   3.00           3.09             2.50
             $500,000 but less than $ 1,000,000                   2.00           2.04             1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS

AIM Balanced Fund                               AIM High Yield Fund
AIM Basic Balanced Fund                         AIM Income Fund
AIM Developing Markets Fund                     AIM Intermediate Government Fund
AIM Global Aggressive Growth Fund               AIM Municipal Bond Fund
AIM Global Growth Fund                          AIM Real Estate Fund
AIM Global Health Care Fund                     AIM Total Return Bond Fund
AIM Global Trends Fund
AIM High Income Municipal Fund

                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            --------------------------         -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage           Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested              Price
             ----------------------------------             -------------   ----------         -------------
                          Less than $    50,000                  4.75%         4.99%               4.00%
             $ 50,000 but less than $   100,000                  4.00          4.17                3.25
             $100,000 but less than $   250,000                  3.75          3.90                3.00
             $250,000 but less than $   500,000                  2.50          2.56                2.00
             $500,000 but less than $ 1,000,000                  2.00          2.04                1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            --------------------------         -------------
                                                                As a           As a                As a
                                                             Percentage     Percentage           Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
              ----------------------------------            -------------   ----------         -------------
                           Less than $   100,000                1.00%          1.01%              0.75%
              $100,000 but less than $   250,000                0.75           0.76               0.50
              $250,000 but less than $ 1,000,000                0.50           0.50               0.40

         Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds, by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and

(ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code.

                               PERCENT OF PURCHASE

                        1% of the first $2 million
                        plus 0.80% of the next $1 million
                        plus 0.50% of the next $17 million
                        plus 0.25% of amounts in excess of $20 million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                     0.50% of the first $20 million
                     plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and

(ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual;

         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by: (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

      Calculating the Initial Sales Charge

      o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

      o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      Calculating the Number of Shares to be Purchased

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

      Fulfilling the Intended Investment

      o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      Canceling the LOI

      o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

      o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

      Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

      LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period. For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

      o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

      o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

      o  AIM Management and its affiliates, or their clients;

      o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

      o Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of FISERV Solutions, Inc.;

      o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

      o  Purchases through approved fee-based programs;

      o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

            a. a plan's initial investment is at least $1 million;

            b. the employer or plan sponsor signs a $1 million LOI;

            c. there are at least 100 employees eligible to participate in the plan; or

            d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

            e. retirement plans maintained pursuant to Section 403(b) of the
               Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

            f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

      o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

      o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

      o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

      o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

      o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

      o Certain former AMA Investment Advisers' shareholders who became shareholders of AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

      o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

      o  Shareholders of Investor Class shares of an AIM Fund;

      o  Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and

      o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

      o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

      o  the reinvestment of dividends and distributions from a Fund;

      o  exchanges of shares of certain Funds;

      o  use of the reinstatement privilege; or

      o  a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales.

Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund, an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         Percent of Cumulative Purchases

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

          With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AISI at (800) 959-4246. If a shareholder is unable to reach AISI by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AISI as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AISI and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AISI, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), present or future, with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AISI and

AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AISI and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AISI. To provide funds for payments made under the Systematic Redemption Plan, AISI redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

      o Redemptions of shares of Category I or II Funds held more than 18 months;

      o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

      o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

      o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

      o  Redemptions from private foundations or endowment funds;

      o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

      o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase or the exchange of Category I or II Fund shares;

      o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

      o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

      o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, and through October 30, 2002 unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

      o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares;

      o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

      o Redemptions of shares of Category I or II Funds held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

      o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

      o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

      o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

      o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

      o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

      o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of
         Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

      o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

      o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

      o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AISI on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

      o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

      o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
         Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs;
         (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

      o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

      o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

      o  Investment account(s) of AIM.

      CDSCs will not apply to the following redemptions of Class C shares:

      o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

      o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to
         Section 401, 403, or 457 of the Code;

      o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

      o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

      CDSCs will not apply to the following redemptions of Class R shares:

      o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

      o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AISI with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AISI in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AISI. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AISI' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AISI will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AISI.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AISI nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AISI maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2002, AIM Asia Pacific Growth Fund - Class A shares had a net asset value per share of $8.53. The offering price, assuming an initial sales charge of 5.50%, therefore was $9.03.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board ofTrustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund's obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending October 31, 2003 may be taxable at a maximum rate of 20%. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or have stock of the same class with respect to which the dividends are paid that is readily tradable on an established securities market within the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions made that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on June 10, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

                                                                                                        INVESTOR
FUND                                      CLASS A       CLASS B        CLASS C        CLASS R            CLASS
----                                      -------       -------        -------        -------           --------
AIM Asia Pacific Growth Fund               0.35%          1.00%           1.00%          N/A                N/A
AIM European Growth Fund                   0.35           1.00            1.00           0.50%              0.25%
AIM Global Aggressive Growth Fund          0.50           1.00            1.00           N/A                N/A
AIM Global Growth Fund                     0.50           1.00            1.00           N/A                N/A
AIM International Growth Fund              0.30           1.00            1.00           0.50               N/A

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year ended October 31, 2002 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year ended October 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, [as amended], relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending October 31 are found in Appendix L.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five, or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix M.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period;
                n      =   number of years; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period; and
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix M.

Calculation of Certain Performance Data

         Funds offering Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         AIM European Growth Fund may also use a restated or a blended performance calculation to derive certain performance data shown for its Investor Class shares in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Investor Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) each Fund's standardized average annual total returns over a stated period and
(ii) each Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where        P     =     a hypothetical initial payment of $1,000;
             T     =     average annual total return (after taxes on
                         distributions);
             N     =     number of years; and
          ATV      =     ending value of a hypothetical $1,000 payment made at
             D           the beginning of the one, five, or ten year periods (or
                         since inception if less than ten years) at the end of the one, five, or ten year periods (or since inception if less than ten years), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix M.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotations

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where        P     =     a hypothetical initial payment of $1,000;
             T     =     average annual total return (after taxes on
                         distributions and redemption);
             n     =     number of years; and
          ATV      =     ending value of a hypothetical $1,000 payment made at
             DR          the beginning of the one, five, or ten year periods (or
                         since inception if less than ten years) at the end of the one, five, or ten year periods (or since inception if less than ten years), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting form the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                        Society of CLU & ChFC          Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                               Stanger
         Donoghue's                                      Weisenberger
         Mutual Fund Values (Morningstar)                Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Consumer Price Index                              EAFE Growth Index
         Dow Jones Industrial Average                      Europe Index
         Lipper European Funds Index                       Europe Growth Index
         Lipper Global Fund Index                          World Index
         Lipper Global Income Fund Index                   World Growth Index
         Lipper Global Small Cap Category                NASDAQ
         Lipper International Fund Index                 Russell 2000 Stock Index
         Lipper Pacific Ex-Japan Index                   Salomon Bros. World Gov't Bond Index
         Morgan Stanley Capital International Indices    Standard & Poor's Composite Index
              Including:                                     of 500 Stocks
              AC Asia Pacific Free Ex-Japan              Standard & Poor's 400 Midcap Index
              AC World Free Index
              EAFE Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.



           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS


         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.


                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR
  POSITION(s) HELD WITH THE     OFFICER                                                        OTHER TRUSTEESHIP(s)
            TRUST               SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
  -------------------------     -------       -------------------------------------------      --------------------
INTERESTED PERSONS
Robert H. Graham(1) --  1946     1991         Director and Chairman, A I M Management Group    None
Trustee, Chairman and                         Inc. (financial services holding company);
President                                     Director and Vice Chairman, AMVESCAP PLC and
                                              Chairman of AMVESCAP PLC - AIM
                                              Division (parent of AIM and a global
                                              investment management firm)
                                              Formerly: President and Chief
                                              Executive Officer, A I M Management
                                              Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc.
                                              (registered investment advisor);
                                              Director and Chairman, A I M Capital
                                              Management, Inc. (registered
                                              investment advisor), A I M
                                              Distributors, Inc. (registered
                                              broker dealer), AIM Investment
                                              Services, Inc., (registered transfer
                                              agent), and Fund Management Company
                                              (registered broker dealer); and
                                              Chief Executive Officer, AMVESCAP
                                              PLC - Managed Products

Mark H. Williamson(2) -- 1951    2003         Director, President and Chief Executive          None
Trustee and Executive Vice                    Officer, A I M Management Group Inc.
President                                     (financial services holding company);
                                              Director, Chairman and President,
                                              A I M Advisors, Inc. (registered
                                              investment advisor); Director, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor) and A I M
                                              Distributors, Inc. (registered
                                              broker dealer), Director and
                                              Chairman, AIM Investment Services,
                                              Inc., (registered transfer agent),
                                              and Fund Management Company
                                              (registered broker dealer); and
                                              Chief Executive Officer, AMVESCAP
                                              PLC - AIM Division (parent of AIM
                                              and a global investment management
                                              firm)

                                              Formerly:  Director, Chairman, President and
                                              Chief Executive Officer, INVESCO Funds Group,
                                              Inc.; and INVESCO Distributors, Inc.; Chief
                                              Executive Officer, AMVESCAP PLC - Managed
                                              Products; Chairman and Chief Executive Officer
                                              of NationsBanc Advisors, Inc.; and Chairman of
                                              NationsBanc Investments, Inc.


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR
  POSITION(s) HELD WITH THE     OFFICER                                                        OTHER TRUSTEESHIP(s)
            TRUST               SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
  -------------------------     -------       -------------------------------------------      --------------------
INDEPENDENT TRUSTEES

Bob R. Baker - 1936              2003         Consultant                                       None
Trustee                                       Formerly:  President and Chief Executive
                                              Officer, AMC Cancer Research Center; and
                                              Chairman and Chief Executive Officer, First
                                              Columbia Financial Corporation

Frank S. Bayley -- 1939          2001         Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
Trustee                                                                                        (registered investment
                                                                                               company)

James T. Bunch - 1942            2003         Co-President and Founder, Green, Manning &       None
Trustee                                       Bunch, Ltd. (investment banking firm); and
                                              Director, Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
                                              Formerly: General Counsel and Director,
                                              Boettcher & Co.; and Chairman and Managing
                                              Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett -- 1944        1992         Chairman, Crockett Technology Associates         ACE Limited (insurance
Trustee                                       (technology consulting company)                  company); and Captaris, Inc.
                                                                                               (unified messaging provider)

Albert R. Dowden -- 1941         2000         Director of a number of public and private       Cortland Trust, Inc.
Trustee                                       business corporations, including the Boss        (Chairman) (registered
                                              Group, Ltd. (private investment and              investment company);
                                              management) and Magellan Insurance Company       Annuity and Life Re
                                              Formerly:  Director, President and Chief         (Holdings), Ltd.
                                              Executive Officer, Volvo Group North America,    (insurance company)
                                              Inc.; Senior Vice President, AB Volvo; and
                                              director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935      1998         Formerly: Chairman, Mercantile Mortgage Corp.;   None
Trustee                                       President and Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952           1997         Chief Executive Officer, Twenty First Century    Administaff
Trustee                                       Group, Inc. (government affairs company) and
                                              Texana Timber LP

Carl Frischling -- 1937          1991         Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
Trustee                                       Frankel LLP                                      (registered investment
                                                                                               company)

                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR
  POSITION(s) HELD WITH THE     OFFICER                                                        OTHER TRUSTEESHIP(s)
            TRUST               SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
  -------------------------     -------       -------------------------------------------      --------------------
Gerald J. Lewis - 1933           2003         Chairman, Lawsuit Resolution Services (San       General Chemical Group,
Trustee                                       Diego, California)                               Inc., Wheelabrator
                                              Formerly:  Associate Justice of the California   Technologies, Inc.
                                              Court of Appeals                                 (waste management
                                                                                               company), Fisher
                                                                                               Scientific, Inc.,
                                                                                               Henley Manufacturing,
                                                                                               Inc. (laboratory
                                                                                               supplies), and
                                                                                               California Coastal
                                                                                               Properties, Inc.

Prema Mathai-Davis -- 1950       1998         Formerly: Chief Executive Officer, YWCA of the   None
Trustee                                       USA

Lewis F. Pennock -- 1942         1991         Partner, law firm of Pennock & Cooper            None
Trustee

Ruth H. Quigley -- 1935          2001         Retired                                          None
Trustee


Louis S. Sklar -- 1939           1991         Executive Vice President, Development and        None
Trustee                                       Operations, Hines Interests Limited
                                              Partnership (real estate development company)

Larry Soll, Ph.D. - 1942         2003         Retired                                          Synergen Inc.
Trustee                                                                                        (biotechnology company)
                                                                                               and Isis Pharmaceuticals, Inc.

OTHER OFFICERS

Kevin M. Carome(3) - 1956        2003         Director, Senior Vice President, Secretary and   N/A
Senior Vice President                         General Counsel, A I M Management Group Inc.
                                              (financial services holding company) and A I M
                                              Advisors, Inc.; and Vice President, A I M
                                              Capital Management, Inc., A I M Distributors,
                                              Inc. and AIM Investment Services, Inc.;
                                              Director, Vice President and General Counsel,
                                              Fund Management Company
                                              Formerly:  Senior Vice President and General
                                              Counsel, Liberty Financial Companies, Inc.;
                                              and Senior Vice President and General Counsel,
                                              Liberty Funds Group, LLC

----------

(3)      Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

                                TRUSTEE
   NAME, YEAR OF BIRTH AND      AND/OR
  POSITION(s) HELD WITH THE     OFFICER                                                        OTHER TRUSTEESHIP(s)
            TRUST               SINCE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
  -------------------------     -------       -------------------------------------------      --------------------

Gary T. Crum(4) -- 1947          1991         Director, Chairman and Director of               N/A
Senior Vice President                         Investments, A I M Capital Management, Inc.;
                                              Director and Executive Vice President, A I M
                                              Management Group Inc.; Director and Senior
                                              Vice President, A I M Advisors, Inc.; and
                                              Director, A I M Distributors, Inc. and
                                              AMVESCAP PLC.  Formerly: Chief Executive
                                              Officer and President, A I M Capital
                                              Management, Inc.


Robert G. Alley -- 1948            1994       Managing Director and Chief Fixed Income         N/A
Vice President                                Officer, A I M Capital Management, Inc. and
                                              Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955              2002       Managing Director and Chief Research Officer -   N/A
Vice President                                Fixed Income, A I M Capital Management, Inc.;
                                              and Vice President, A I M Advisors, Inc.

Melville B. Cox -- 1943            1992       Vice President and Chief Compliance Officer,     N/A
Vice President                                A I M Advisors, Inc. and A I M Capital
                                              Management, Inc.; and Vice President, AIM
                                              Investment Services, Inc.

Edgar M. Larsen(4)-- 1940          1999       Vice President, A I M Advisors, Inc.; and        N/A
Vice                                          President President, Chief Executive
                                              Officer and Chief Investment
                                              Officer, A I M Capital Management,
                                              Inc.

Dana R. Sutton -- 1959             1991       Vice President and Fund Treasurer, A I M         N/A
Vice President and Treasurer                  Advisors, Inc.

----------
(4)      Information is current as of January 10, 2003.

                OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002

                                                                                             Aggregate Dollar Range of Equity
                                                                                               Securities in All Registered
                                                                                             Investment Companies Overseen by
                                                                                                        Trustee in
                                         Dollar Range of Equity Securities                       The AIM Family of Funds
     Name of Trustee                                Per Fund                                     --Registered Trademark--
------------------------     ----------------------------------------------------------      --------------------------------
Robert H. Graham             Asia Pacific Growth                    $50,001 - $100,000

                             European Growth                             Over $100,000

                             Global Aggressive Growth                    Over $100,000

                             Global Growth                           $10,001 - $50,000                Over $100,000

                             International Growth                        Over $100,000
                                                                                                    $10,001 - $50,000
Mark H. Williamson           Global Aggressive Growth                $10,001 - $50,000

Frank S. Bayley              European Growth                              $1 - $10,000              $10,001 - $50,000

                             Global Growth                           $10,001 - $50,000

Bruce L. Crockett            International Growth                         $1 - $10,000                 $1 - $10,000

Albert R. Dowden                                         -0-                                        $50,001- $100,000

Edward K. Dunn, Jr.          Global Aggressive Growth                     $1 - $10,000
                                                                                                      Over $100,000(6)
                             International Growth                    $10,001 - $50,000

Jack M. Fields                                           -0-                                          Over $100,000(6)

Carl Frischling              Global Growth                           $10,001 - $50,000                Over $100,000(6)

Prema Mathai-Davis           European Growth                         $10,001 - $50,000                Over $100,000(6)

                             Global Aggressive Growth               $50,001 - $100,000

Lewis F. Pennock                                         -0-                                        $50,001 - $100,000

Ruth H. Quigley                                          -0-                                           $1 - $10,000

Louis S. Sklar               International Growth                        Over $100,000                Over $100,0006

----------
(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                                 ESTIMATED
                                                  RETIREMENT       ANNUAL
                                                   BENEFITS       BENEFITS
                                                   ACCRUED          UPON
                                                    BY ALL       RETIREMENT
                                    AGGREGATE      AIM FUNDS       FOR AIM         TOTAL
                                  COMPENSATION        AND         FUNDS AND     COMPENSATION
                                    FROM THE        INVESCO        INVESCO      FROM ALL AIM
TRUSTEE                              TRUST(1)       FUNDS(2)       FUNDS(3)        FUNDS(4)
-------                           ------------    -----------    -----------    -------------
Bob R. Baker(5)                             0      $  34,206      $  34,000      $ 138,000
                                    =========      =========      =========      =========
Frank S. Bayley                     $   7,245      $ 142,800      $  90,000      $ 150,000
James T. Bunch(5)                           0              0         34,000        124,625
                                    =========      =========      =========      =========
Bruce L. Crockett                       7,196         50,132         90,000        149,000
Albert R. Dowden                        7,245         57,955         90,000        150,000
Edward K. Dunn, Jr                      7,196         94,149         90,000        149,000
Jack M. Fields                          7,245         29,153         90,000        153,000
Carl Frischling(5)                      7,245         74,511         90,000        150,000
Gerald J. Lewis(5)                          0              0         34,000        116,500
                                    =========      =========      =========      =========
Prema Mathai-Davis                      7,245         33,931         90,000        150,000
Lewis F. Pennock                        7,447         54,802         90,000        154,000
Ruth H. Quigley                         7,245        142,502         90,000        153,000
Louis S. Sklar                          7,399         78,500         90,000        153,000
Larry Soll(5)                               0         22,768         34,000        126,000
                                    =========      =========      =========      =========


(1) Amounts shown are based on the fiscal year ended October 31, 2002. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2002, including earnings, was $34,495.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $8,064.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has five years of service.

(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds will be considered one fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2002.

(6) During the fiscal year ended October 31, 2002 the Trust paid $38,195 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

         The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                   o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

         2. AIM will not publicly announce its voting intentions and the reasons therefore.

         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of August 25, 2003.

AIM ASIA PACIFIC GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
ANTC Cust IRA FBO                                  -0-                        -0-                      5.64%
John D. Gentis
263 Avalon Ave
Lauderdale by the Sea, Fl.  33308-3501

Citigroup Global Markets House Account
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street                              5.36%                       -0-                       -0-
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         5.28%                       -0-                      12.67%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL, 32246

NFSC FEBO FBO Axiom Fund Ltd.
Ironshore Corp Svcs                                -0-                        -0-                      7.75%
45 East Putnam Ave. Ste. 118
Greenwich CT  06830-5428

AIM EUROPEAN GROWTH FUND

                                                                                                                    INVESTOR CLASS
                                 CLASS A SHARES      CLASS B SHARES        CLASS C SHARES       CLASS R SHARES         SHARES**
                               -------------------- -------------------- -------------------- -------------------- -----------------
                                  PERCENTAGE           PERCENTAGE            PERCENTAGE           PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                OWNED OF             OWNED OF              OWNED OF             OWNED OF            OWNED OF
PRINCIPAL HOLDER                    RECORD               RECORD                RECORD               RECORD              RECORD
------------------------------ -------------------- -------------------- -------------------- -------------------- -----------------
AMVESCAP Natl TR CO FBO                -0-                  -0-                  -0-                14.45%                 N/A
Equator Technologies, Inc.
401(K) Retirement Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
Dyad LLC Sub #2
111 East Kilbourn Avenue               -0-                  -0-                  -0-                20.55%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Oak Lawn LLC
111 East Kilbourn Avenue               -0-                  -0-                  -0-                19.73%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
1 Kebana, LLC
111 East Kilbourn Avenue               -0-                  -0-                  -0-                19.41%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Michael Present Inc.
111 East Kilbourn Avenue               -0-                  -0-                  -0-                17.83%                 N/A
Milwaukee WI  53202-6633

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
7th Floor                             9.73%                8.52%                7.03%                 -0-                  N/A
333 West 34th Street
New York NY  10001-2402

----------
**Investor class shares have not commenced operations.

                                                                                                                    INVESTOR CLASS
                                 CLASS A SHARES      CLASS B SHARES        CLASS C SHARES       CLASS R SHARES         SHARES**
                               -------------------- -------------------- -------------------- -------------------- -----------------
                                  PERCENTAGE           PERCENTAGE            PERCENTAGE           PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                OWNED OF             OWNED OF              OWNED OF             OWNED OF            OWNED OF
PRINCIPAL HOLDER                    RECORD               RECORD                RECORD               RECORD              RECORD
------------------------------ -------------------- -------------------- -------------------- -------------------- -----------------
Merrill Lynch Pierce Fenner
& Smith
FBO the Sole Benefit of
Customers
Attn:  Fund Administration            7.95%                5.83%               19.23%                 -0-                  N/A
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL  32246-6484


AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                           -------------------------   ------------------------  ------------------------
NAME AND ADDRESS OF                          PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                    RECORD                    RECORD                     RECORD
----------------------------------------   -------------------------   ------------------------  ------------------------
Citigroup Global Markets House Account              5.86%                      8.50%                     7.23%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                           9.76%                     11.74%                     17.28%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246

Prudential Securities Inc. FBO
Virgo Capital, LLC
900 3rd Ave Fl 11                                    -0-                        -0-                      5.10%
New York NY  10022-4728

AIM GLOBAL GROWTH FUND

                                               CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                          ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                         PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                   RECORD                    RECORD                     RECORD
----------------------------------------- ------------------------- -------------------------- -------------------------
Citigroup Global Markets House Account             7.64%                      6.97%                     5.13%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Deloitte & Touche 401K Plan
Chase Manhattan Bank TTEE
Attn:  Angela Ma                                   7.25%                       -0-                       -0-
3 Metrotech Center, 6th Floor
Brooklyn NY  11245-0001

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                          6.22%                      9.34%                     22.04%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246


AIM INTERNATIONAL GROWTH FUND

                                                                                                        INSTITUTIONAL CLASS
                                  CLASS A SHARES   CLASS B SHARES    CLASS C SHARES     CLASS R SHARES        SHARES
                                 ---------------- ----------------- ----------------- ----------------- -------------------
                                    PERCENTAGE       PERCENTAGE         PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF           OWNED OF          OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD             RECORD            RECORD            RECORD
-------------------------------  ---------------- ----------------- ----------------- ----------------- -------------------
AMVESCAP National Trust Co. FBO          -0-              -0-               -0-              8.34%              -0-
West Boylston Insurance
Agency, Inc. 401(k) Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
A Delia Inc. Sub #4
111 East Kilbourn Avenue                 -0-              -0-               -0-             17.28%              -0-
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Hudson View LLC
111 East Kilbourn Avenue                 -0-              -0-               -0-             23.10%              -0-
Milwaukee WI  53202-6633

                                                                                                          INSTITUTIONAL
                                  CLASS A SHARES   CLASS B SHARES    CLASS C SHARES     CLASS R SHARES     CLASS SHARES
                                 ---------------- ----------------- ----------------- ----------------- -------------------
                                    PERCENTAGE       PERCENTAGE         PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF           OWNED OF          OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD             RECORD            RECORD            RECORD
-------------------------------  ---------------- ----------------- ----------------- ----------------- -------------------

Citigroup Global Markets House
Account
Attn:  Cindy Tempesta 7th Floor          -0-           8.64%                -0-                -0-                -0-
333 West 34th Street
New York NY  10001-2402

First Commerce Bank Trust
Attn:  Trust Department
P. O. Box 901075                         -0-            -0-                 -0-                -0-              100.00%
Fort Worth TX  76101-2075

Merrill Lynch Pierce Fenner &
Smith
FBO the Sole Benefit of
Customers
Attn:  Fund Administration             30.02%         22.31%              45.69%               -0-                -0-
4800 Deer Lake Dr. East 2nd
Floor
Jacksonville FL  32246-6484

Reliance Trust Company
Custodian
FBO Morley Incentives 401K
Profit Sharing Plan & Trust              -0-            -0-                 -0-              16.88%               -0-
P. O. Box 48529
Atlanta GA  30362-1529

Sterne Agee & Leach Inc.
813 Shades Creek Pky                     -0-            -0-                 -0-              22.29%               -0-
Birmingham AL  35209-4542

         As of August 25, 2003, INVESCO International Core Equity Fund was a portfolio of INVESCO International Funds, Inc.

MANAGEMENT OWNERSHIP

         As of August 25, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

      FUND NAME                                     2002                                                 2001
------------------------      ------------------------------------------------      ------------------------------------------------
                                                                      NET                                                  NET
                               MANAGEMENT        MANAGEMENT        MANAGEMENT       MANAGEMENT         MANAGEMENT        MANAGEMENT
                              FEE PAYABLE        FEE WAIVERS        FEE PAID        FEE PAYABLE       FEE WAIVERS         FEE PAID
                              ------------      ------------      ------------      ------------      ------------      ------------
AIM Asia Pacific              $    999,193      $    250,466      $    748,727      $  1,142,549      $    418,664      $    723,885
Growth Fund

AIM European                     2,875,358             2,446         2,872,912         3,723,648               741         3,722,907
Growth Fund

AIM Global                       9,453,521            11,539         9,441,982        14,440,026             4,957        14,435,069
Aggressive Growth
Fund

AIM Global Growth                6,492,122             6,729         6,485,393        10,072,947         1,367,253         8,705,694
Fund

AIM International               18,179,584           749,026        17,430,558        26,188,064         1,184,439        25,003,625
Growth Fund


      FUND NAME                                   2000
------------------------      -------------------------------------------------

                               MANAGEMENT        MANAGEMENT      NET MANAGEMENT
                              FEE PAYABLE       FEE WAIVERS         FEE PAID
                              ------------      ------------     --------------
AIM Asia Pacific              $    985,987      $     92,285      $    893,672
Growth Fund

AIM European                     4,248,118               -0-         4,248,118
Growth Fund

AIM Global                      22,245,857               -0-        22,245,857
Aggressive Growth
Fund

AIM Global Growth               11,431,836           125,000        11,306,836
Fund

AIM International               35,553,208         1,697,400        33,855,808
Growth Fund

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:

            FUND NAME                            2002            2001            2000
----------------------------------------      ----------      ----------      ----------
AIM Asia Pacific Growth Fund                  $   50,000      $   50,000      $   50,000


AIM European Growth Fund                          84,643          98,393         109,571


AIM Global Aggressive Growth Fund                187,715         173,416         182,264


AIM Global Growth Fund                           150,314         151,718         145,994


AIM International Growth Fund                    310,657         239,396         222,616

                                   APPENDIX H

                              BROKERAGE COMMISSIONS


         Brokerage commissions1 paid by each of the Funds during the last three fiscal years ended October 31 were as follows:


            FUND                                                   2002               2001         2000
----------------------------------                              ----------         ----------   ------------
AIM Asia Pacific Growth Fund(2)                                 $  842,699         $  639,860   $    399,380
AIM European Growth Fund(3)                                      1,164,934          1,659,105      2,421,258
AIM Global Aggressive Growth Fund                                3,513,410          4,823,156      4,389,277
AIM Global Growth Fund                                           2,694,896          3,878,451      3,310,002
AIM International Growth Fund(3)                                 6,578,185          9,379,067     12,585,724

----------

(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in the brokerage commissions paid by AIM Asia Pacific Growth Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to fluctuations in asset levels, increased portfolio turnover and record market volatility.

(3) The variation in the brokerage commissions paid by AIM European Growth Fund and AIM International Growth Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a decrease in each fund's asset levels and a decrease in commission rates.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                       Related
Fund                                                       Transactions         Brokerage Commissions
---------------------------------                         ---------------       ---------------------
AIM Asia Pacific Growth Fund                              $       455,270              $      950
AIM European Growth Fund                                        9,341,834                  17,478
AIM Global Aggressive Growth Fund                              64,665,036                  90,172
AIM Global Growth Fund                                        148,945,780                 241,965
AIM International Growth Fund                                  52,532,674                  94,790

         During the last fiscal year ended October 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund                            Security                     Market Value
              ----                          ------------                  --------------
AIM Global Growth Fund

       Goldman Sachs Group, Inc. (The)      Common Stock                   $  3,078,800

       Morgan Stanley                       Common Stock                      2,919,000

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended October 31, 2002 follows:

                                           CLASS A          CLASS B          CLASS C          CLASS R
FUND                                        SHARES          SHARES            SHARES          SHARES
-----------------------------------      -----------      -----------      -----------      -----------
AIM Asia Pacific Growth Fund             $   255,410      $   252,758      $    69,282      $         0
AIM European Growth Fund(1)                  592,375        1,024,083          310,053               28
AIM Global Aggressive Growth Fund          2,560,841        5,161,757          250,116                0
AIM Global Growth Fund                     2,088,534        2,992,948          467,775                0
AIM International Growth Fund(1)           3,866,362        5,287,876        1,467,969               36

(1) Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to October 31, 2002.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended October 31, 2002 follows:


                                                     PRINTING &                 UNDERWRITERS           DEALERS
                                      ADVERTISING     MAILING     SEMINARS      COMPENSATION        COMPENSATION
                                      -----------    ----------  ----------     ------------        ------------
AIM Asia Pacific Growth Fund           $  30,184     $   3,799    $  11,089      $     -0-          $   210,337
AIM European Growth Fund                  54,522         6,921       20,732            -0-              510,200
AIM Global Aggressive Growth Fund         11,388         1,433        4,333            -0-            2,543,687
AIM Global Growth Fund                    11,809         1,491        4,433            -0-            2,070,801
AIM International Growth Fund            115,530        14,582       43,590            -0-            3,692,660

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended October 31, 2002 follows:

                                                    PRINTING &                 UNDERWRITERS         DEALERS
                                     ADVERTISING     MAILING    SEMINARS       COMPENSATION       COMPENSATION
                                     -----------    ----------  ---------      ------------       ------------
AIM Asia Pacific Growth Fund            $  1,122    $    111    $   1,233      $   189,568        $     60,724
AIM European Growth Fund                   9,155       1,065        3,227          768,062             242,574
AIM Global Aggressive Growth Fund         19,924       2,457        7,370        3,871,318           1,260,688
AIM Global Growth Fund                    17,194       2,112        6,057        2,244,712             722,873
AIM International Growth Fund             24,802       3,160        9,105        3,965,907           1,284,902

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2002 follows:

                                                     PRINTING &                UNDERWRITERS          DEALERS
                                     ADVERTISING      MAILING     SEMINARS     COMPENSATION        COMPENSATION
                                     -----------     ----------  ----------    ------------        ------------
AIM Asia Pacific Growth Fund           $   2,816     $   351      $    975       $   20,469         $    44,671
AIM European Growth Fund                   4,736         469         1,952           29,277             273,619
AIM Global Aggressive Growth Fund          3,457         438         1,461           26,288             218,472
AIM Global Growth Fund                     7,264         990         2,751           55,025             401,746
AIM International Growth Fund             19,394       2,520         6,696          138,790           1,300,569

         Class R shares of AIM European Growth Fund and AIM International Growth Fund commenced operations on June 3, 2002. The fees paid by Class R shares of the Funds for the above noted categories during the fiscal year ended October 31, 2002 were $27.56 and $35.95, respectively.

                                   APPENDIX L

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended October 31:

                                                   2002                           2001                             2000
                                       ----------------------------    ----------------------------    ----------------------------
                                          SALES           AMOUNT          SALES           AMOUNT          SALES           AMOUNT
                                         CHARGES         RETAINED        CHARGES         RETAINED        CHARGES         RETAINED
                                       ------------    ------------    ------------    ------------    ------------    ------------
AIM Asia Pacific Growth Fund           $    158,029    $     34,742    $    169,938    $     28,223    $    403,908    $     64,327
AIM European Growth Fund                    307,380          49,549         770,414         123,615       2,672,361         432,931
AIM Global Aggressive Growth Fund           590,910         105,421       1,290,767         235,749       3,762,517         667,333
AIM Global Growth Fund                      405,248          68,451       1,282,262         219,358       3,448,542         619,969
AIM International Growth Fund               985,099         117,107       1,798,293         291,152       5,026,625         735,919

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:

                                                  2002              2001             2000
                                              ------------      ------------      ------------
AIM Asia Pacific Growth Fund                  $     50,971      $     61,331      $     10,620
AIM European Growth Fund                            28,697           142,050           117,258
AIM Global Aggressive Growth Fund                   38,689           114,760            72,714
AIM Global Growth Fund                              40,310            74,887            44,181
AIM International Growth  Fund                     692,541           315,479           263,758

                                   APPENDIX M

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003, are as follows:

                                                                                 PERIODS ENDED
                                                                                 APRIL 30, 2003
                                                   ----------------------------------------------------------------------------
                                                                                                      SINCE          INCEPTION
               CLASS A SHARES:                       1 YEAR         5 YEARS         10 YEARS        INCEPTION           DATE
---------------------------------------------      ----------      ----------      ----------       ----------       ----------
AIM Asia Pacific Growth Fund                          -23.58%          -2.65%             N/A           -3.84%         11/03/97
AIM European Growth Fund                              -14.23%           2.49%             N/A            8.26%         11/03/97
AIM Global Aggressive Growth Fund                     -19.37%          -6.18%             N/A            4.23%         09/15/94
AIM Global Growth Fund                                -21.34%          -7.51%             N/A            3.65%         09/15/94
AIM International Growth Fund                         -20.89%          -6.90%            3.98%            N/A%         04/07/92

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003, are as follows:

                                                                         PERIODS ENDED
                                                                         APRIL 30, 2003
                                              -------------------------------------------------------------------
                                                                                     SINCE            INCEPTION
           CLASS B SHARES:                       1 YEAR            5 YEARS         INCEPTION             DATE
----------------------------------------      ------------      ------------      ------------       ------------
AIM Asia Pacific Growth Fund                       -23.66%            -2.63%            -3.69%           11/03/97
AIM European Growth Fund                           -14.31%             2.59%             8.49%           11/03/97
AIM Global Aggressive Growth Fund                  -19.95%            -6.04%             4.29%           09/15/94
AIM Global Growth Fund                             -21.91%            -7.45%             3.72%           09/15/94
AIM International Growth Fund                      -21.01%            -6.86%             1.28%           08/04/97

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003, are as follows:

                                                                            PERIODS ENDED
                                                                            APRIL 30, 2003
                                                        ------------------------------------------------------
                                                                                        SINCE        INCEPTION
         CLASS C SHARES:                                 1 YEAR       5 YEARS         INCEPTION        DATE
         --------------                                 ---------     --------        ---------      ---------
AIM Asia Pacific Growth Fund                             -20.49%       -2.28%           -3.56%       11/03/97
AIM European Growth Fund                                 -10.80%        2.95%            8.62%       11/03/97
AIM Global Aggressive Growth Fund                        -16.64%       -5.76%           -4.31%       08/04/97
AIM Global Growth Fund                                   -18.61%       -7.08%           -4.39%       08/04/97
AIM International Growth Fund                            -17.67%       -6.52%           -4.47%       08/04/97

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, 2003 are as follows:

                                                                     PERIODS ENDED
                                                                    APRIL 30, 2003*
                                         ------------------------------------------------------------------------
                                                                                          SINCE         INCEPTION
         CLASS R SHARES:                  1 YEAR         5 YEARS        10 YEARS        INCEPTION         DATE**
-----------------------------------      ---------      ---------       ---------       ---------       ---------
AIM European Growth Fund                    -9.40%           3.50%            N/A            9.21%       11/03/97
AIM International Growth Fund              -16.69%         -6.09%            4.33%           5.35%       04/07/92

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The average annual total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are as follows:

                                                                   PERIODS ENDED
                                                                   APRIL 30, 2003*
                                           ----------------------------------------------------------------
                                                                                       SINCE      INCEPTION
   INVESTOR CLASS SHARES:                   1 YEAR        5 YEARS       10 YEARS     INCEPTION      DATE**
-----------------------------              ---------     ---------     ---------     ---------    ---------
AIM European Growth Fund                      -9.22%       3.67%           N/A         9.38%       11/30/97

* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                            PERIODS ENDED
                                                                            APRIL 30, 2003
                                              ----------------------------------------------------------------------------
                                                                                                 SINCE          INCEPTION
         CLASS A SHARES:                        1 YEAR          5 YEARS        10 YEARS        INCEPTION           DATE
----------------------------------------      ----------      ----------      ----------       ----------       ----------
AIM Asia Pacific Growth Fund                     -23.58%         -12.58%             N/A           -19.35%        11/03/97
AIM European Growth Fund                         -14.23%          13.11%             N/A            54.58%        11/03/97
AIM Global Aggressive Growth Fund                -19.37%         -27.31%             N/A            42.92%        09/15/94
AIM Global Growth Fund                           -21.34%         -32.33%             N/A            36.22%        09/15/94
AIM International Growth Fund                    -20.89%         -30.06%           47.72%             N/A         04/07/92

         The cumulative returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                      PERIODS ENDED
                                                                      APRIL 30, 2003
                                               ----------------------------------------------------------
                                                                                 SINCE         INCEPTION
         CLASS B SHARES:                        1 YEAR          5 YEARS        INCEPTION         DATE
----------------------------------------       ----------      ----------      ----------      ----------
AIM Asia Pacific Growth Fund                     -23.66%         -12.45%         -18.64%        11/03/97
AIM European Growth Fund                         -14.31%          13.65%          56.40%        11/03/97
AIM Global Aggressive Growth Fund                -19.95%         -26.78%          43.67%        09/15/94
AIM Global Growth Fund                           -21.91%         -32.11%          37.02%        09/15/94
AIM International Growth Fund                    -21.01%         -29.89%          11.57%        08/04/97

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                       PERIODS ENDED
                                                                       APRIL 30, 2003
                                              ------------------------------------------------------------------
                                                                                     SINCE            INCEPTION
         CLASS C SHARES:                         1 YEAR           5 YEARS          INCEPTION            DATE
----------------------------------------      ------------      ------------      ------------      ------------
AIM Asia Pacific Growth Fund                     -20.49%           -10.89%           -18.02%          11/03/97
AIM European Growth Fund                         -10.80%            15.65%            57.40%          11/03/97
AIM Global Aggressive Growth Fund                -16.64%           -25.68%           -22.32%          08/04/97
AIM Global Growth Fund                           -18.61%           -30.74%           -22.69%          08/04/97
AIM International Growth Fund                    -17.67%           -28.62%           -23.07%          08/04/97

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five or ten years periods (or since inception if less than ten years) ended April 30 are as follows:

                                                                            PERIODS ENDED
                                                                           APRIL 30, 2003*
                                              -----------------------------------------------------------------------------
                                                                                                  SINCE          INCEPTION
         CLASS R SHARES:                        1 YEAR         5 YEARS          10 YEARS        INCEPTION          DATE**
----------------------------------------      ----------      ----------       ----------       ----------       ----------
AIM European Growth Fund                          -9.40%           3.50%           N/A             9.21%          11/03/97
AIM International Growth Fund                    -16.69%          -6.09%          4.33%            5.35%          04/07/92

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The cumulative total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are as follows:

                                                                          PERIODS ENDED
                                                                         APRIL 30, 2003*
                                              -----------------------------------------------------------------------
                                                                                              SINCE         INCEPTION
         INVESTOR CLASS SHARES:                1 YEAR         5 YEARS        10 YEARS       INCEPTION         DATE**
----------------------------------------      ---------      ---------       ---------      ---------       ---------
AIM European Growth Fund                         -9.22%         19.73%            N/A          63.55%        11/03/97

* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                                PERIODS ENDED
                                                                                APRIL 30, 2003
                                           --------------------------------------------------------------------------------------
                                                                                                     SINCE             INCEPTION
         CLASS A SHARES:                      1 YEAR            5 YEARS          10 YEARS          INCEPTION             DATE
----------------------------------------   ------------      ------------      ------------       ------------       ------------
AIM Asia Pacific Growth Fund                    -23.58%            -2.71%               N/A              -3.89%          11/03/97
AIM European Growth Fund                        -14.23%             2.49%               N/A               8.25%          11/03/97
AIM Global Aggressive Growth Fund               -19.37%            -7.15%               N/A               3.58%          09/15/94
AIM Global Growth Fund                          -21.34%            -7.81%               N/A               3.28%          09/15/94
AIM International Growth Fund                   -20.89%            -7.39%              3.40%               N/A           04/07/92

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                     PERIODS ENDED
                                                                    APRIL 30, 2003
                                              -----------------------------------------------------------
                                                                                SINCE          INCEPTION
         CLASS B SHARES:                        1 YEAR         5 YEARS        INCEPTION           DATE
----------------------------------------      ----------      ----------      ----------       ----------
AIM Asia Pacific Growth Fund                    -23.66%          -2.65%          -3.71%         11/03/97
AIM European Growth Fund                        -14.31%           2.59%           8.49%         11/03/97
AIM Global Aggressive Growth Fund               -19.95%          -7.07%           3.62%         09/15/94
AIM Global Growth Fund                          -21.91%          -7.77%           3.35%         09/15/94
AIM International Growth Fund                   -21.01%          -7.33%           0.68%         08/04/97

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                        PERIODS ENDED
                                                                       APRIL 30, 2003
                                              ----------------------------------------------------------
                                                                                SINCE         INCEPTION
         CLASS C SHARES:                        1 YEAR         5 YEARS        INCEPTION          DATE
----------------------------------------      ----------      ----------      ----------      ----------
AIM Asia Pacific Growth Fund                     -20.49%          -2.30%          -3.58%        11/03/97
AIM European Growth Fund                         -10.80%           2.95%           8.62%        11/03/97
AIM Global Aggressive Growth Fund                -16.64%          -6.77%          -5.20%        08/04/97
AIM Global Growth Fund                           -18.61%          -7.39%          -4.79%        08/04/97
AIM International Growth Fund                    -17.67%          -6.98%          -4.88%        08/04/97

         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are as follows:

                                                                        PERIODS ENDED
                                                                       APRIL 30, 2003*
                                           ----------------------------------------------------------------------
                                                                                            SINCE       INCEPTION
      INVESTOR CLASS SHARES:                1 YEAR        5 YEARS         10 YEARS       INCEPTION        DATE**
---------------------------------------    ---------     ---------       ----------     -----------     ---------
AIM European Growth Fund                      -9.22%       3.66%              N/A          9.37%        11/03/97

* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                            PERIODS ENDED
                                                                           APRIL 30, 2003
                                              ----------------------------------------------------------------------------
                                                                                                SINCE           INCEPTION
         CLASS A SHARES:                        1 YEAR          5 YEARS        10 YEARS        INCEPTION           DATE
----------------------------------------      ----------      ----------      ----------       ----------       ----------
AIM Asia Pacific Growth Fund                     -14.48%          -2.12%             N/A            -3.03%        11/03/97
AIM European Growth Fund                          -8.74%           2.01%             N/A             6.82%        11/03/97
AIM Global Aggressive Growth Fund                -11.89%          -4.34%             N/A             3.81%        09/15/94
AIM Global Growth Fund                           -13.11%          -5.65%             N/A             3.04%        09/15/94
AIM International Growth Fund                    -12.83%          -5.18%            3.28%             N/A         04/07/92

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                  PERIODS ENDED
                                                                  APRIL 30, 2003
                                              -------------------------------------------------------
                                                                              SINCE         INCEPTION
            CLASS B SHARES:                    1 YEAR         5 YEARS       INCEPTION          DATE
----------------------------------------      ---------      ---------      ---------       ---------
AIM Asia Pacific Growth Fund                    -14.53%         -2.08%          -2.90%       11/03/97
AIM European Growth Fund                         -8.79%          2.09%           7.02%       11/03/97
AIM Global Aggressive Growth Fund               -12.25%         -4.20%           3.88%       09/15/94
AIM Global Growth Fund                          -13.45%         -5.59%           3.11%       09/15/94
AIM International Growth Fund                   -12.90%         -5.11%           1.07%       08/04/97

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, are as follows:

                                                                    PERIODS ENDED
                                                                   APRIL 30, 2003
                                              ------------------------------------------------------
                                                                              SINCE        INCEPTION
         CLASS C SHARES:                       1 YEAR         5 YEARS       INCEPTION         DATE
----------------------------------------      ---------      ---------      ---------      ---------
AIM Asia Pacific Growth Fund                    -12.58%         -1.81%         -2.80%       11/03/97
AIM European Growth Fund                         -6.63%          2.39%          7.13%       11/03/97
AIM Global Aggressive Growth Fund               -10.22%         -3.99%         -2.92%       08/04/97
AIM Global Growth Fund                          -11.43%         -5.32%         -3.30%       08/04/97
AIM International Growth Fund                   -10.85%         -4.86%         -3.30%       08/04/97

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are as follows:

                                                                        PERIODS ENDED
                                                                       APRIL 30, 2003*
                                              -----------------------------------------------------------------------
                                                                                              SINCE         INCEPTION
         INVESTOR CLASS SHARES:                1 YEAR         5 YEARS        10 YEARS       INCEPTION         DATE**
----------------------------------------      ---------      ---------       ---------      ---------       ---------
AIM European Growth Fund                         -5.66%           2.97%            N/A           7.77%       11/03/97

* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

                              FINANCIAL STATEMENTS

         Pursuant to Rule 3-03(d) of Regulation S-X unaudited financial statements for the period ended April 30, 2003, for Registrant's portfolios have been included in addition to the portfolios' audited financial statements for the period ended October 31, 2002. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                       FS

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM Asia Pacific Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Asia Pacific Growth Fund (formerly AIM Asian Growth Fund) (one of the funds constituting AIM International Funds, Inc.; hereinafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.98%

Australia-18.93%

Amcor Ltd. (Paper Packaging)                      414,400   $ 1,869,666
-----------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         308,700     1,660,024
-----------------------------------------------------------------------
BHP Steel Ltd. (Steel)(a)                          24,740        40,914
-----------------------------------------------------------------------
Billabong International Ltd. (Movies &
  Entertainment)                                   78,700       292,620
-----------------------------------------------------------------------
Boral Ltd. (Construction Materials)               409,000       946,484
-----------------------------------------------------------------------
BRL Hardy Ltd. (Distillers & Vintners)             94,100       403,145
-----------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)              80,400     1,504,518
-----------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)            141,176     1,492,484
-----------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                      615,800     2,118,777
-----------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                     664,200     1,400,672
-----------------------------------------------------------------------
St. George Bank Ltd. (Banks)                       96,400       950,645
-----------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                      41,000       593,852
-----------------------------------------------------------------------
Wesfarmers Ltd. (Industrial Conglomerates)        111,400     1,628,995
-----------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                     278,000     1,899,139
=======================================================================
                                                             16,801,935
=======================================================================

China-3.00%

BYD Co. Ltd.-Class H (Electrical Components &
  Equipment) (Acquired 07/26/02; Cost
  $499,867)(a)(b)                                 352,500       720,877
-----------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                          889,000       502,828
-----------------------------------------------------------------------
Travelsky Technology Ltd.-Class H
  (Diversified Commercial Services) (Acquired
  02/01/01; Cost $194,348)(b)                     366,000       234,635
-----------------------------------------------------------------------
Tsingtao Brewery Co. Ltd.-Class H (Brewers)     2,468,000     1,202,459
=======================================================================
                                                              2,660,799
=======================================================================

Hong Kong-23.00%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                      4,088,000     1,126,914
-----------------------------------------------------------------------
ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                      926,000     1,798,727
-----------------------------------------------------------------------
Cathay Pacific Airways Ltd. (Airlines)            647,000       908,364
-----------------------------------------------------------------------
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                       109,000       723,233
-----------------------------------------------------------------------
China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                    191,000       468,969
-----------------------------------------------------------------------
CK Life Sciences International Holdings, Inc.
  (Biotechnology)(a)                                9,320         1,673
-----------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      20,600       514,588
-----------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)(a)   1,122,000       294,909
-----------------------------------------------------------------------
Dah Sing Financial Group (Banks)                  299,600     1,390,567
-----------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)           1,183,000     1,986,999
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

Hong Kong-(Continued)

Fountain Set Holdings Ltd. (Textiles)           1,630,000   $   762,820
-----------------------------------------------------------------------
Johnson Electric Holdings Ltd. (Electrical
  Components & Equipment)                       1,929,000     2,040,458
-----------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                   1,748,000     1,736,940
-----------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                    122,000       760,217
-----------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/24/02-08/09/02;
  Cost $1,979,893)(b)                           2,452,000     1,870,592
-----------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)               2,167,000     1,403,110
-----------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                      7,272,000     1,981,319
-----------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)      6,012,000       639,792
=======================================================================
                                                             20,410,191
=======================================================================

India-12.12%

Cipla Ltd. (Pharmaceuticals)                       80,000     1,451,221
-----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.
  (Pharmaceuticals)                                93,000     1,336,129
-----------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                        125,700     1,665,525
-----------------------------------------------------------------------
Hero Honda Motors Ltd. (Motorcycle
  Manufacturers)                                  133,000       653,032
-----------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        31,969     2,505,010
-----------------------------------------------------------------------
Nestle India Ltd. (Packaged Foods & Meats)        104,000     1,191,568
-----------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)       180,960     1,953,724
=======================================================================
                                                             10,756,209
=======================================================================

Philippines-1.82%

Bank of the Philippine Islands (Banks)            522,984       403,621
-----------------------------------------------------------------------
SM Prime Holdings, Inc. (Real Estate
  Management & Development)                    11,876,900     1,207,252
=======================================================================
                                                              1,610,873
=======================================================================

Singapore-9.92%

First Engineering Ltd. (Computer Hardware)      2,392,800       521,057
-----------------------------------------------------------------------
Informatics Holdings Ltd. (Diversified
  Commercial Services)                            694,000       494,593
-----------------------------------------------------------------------
Keppel Corp. Ltd. (Multi-Sector Holdings)         916,000     2,279,638
-----------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                     1,307,000     1,293,693
-----------------------------------------------------------------------
United Overseas Bank Ltd. (Banks)                 339,000     2,569,344
-----------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Equipment &
  Instruments)                                    220,000     1,642,534
=======================================================================
                                                              8,800,859
=======================================================================

South Korea-16.79%

Cheil Communications Inc. (Advertising)             6,540       477,676
-----------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                  40,850     1,421,740
-----------------------------------------------------------------------
Hana Bank (Banks)                                 123,300     1,571,471
-----------------------------------------------------------------------


                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
South Korea-(Continued)

Hyundai Department Store Co., Ltd.
  (Department Stores)(a)(c)                        36,656   $   757,820
-----------------------------------------------------------------------
Hyundai Department Store H&S Co., Ltd.
  (Department Stores)(a)(c)                         9,164        84,459
-----------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automobile
  Manufacturers)                                   33,000       834,436
-----------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Brewers)         27,289       624,258
-----------------------------------------------------------------------
Kookmin Bank (Banks)                               51,500     1,708,252
-----------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 38,130     1,133,931
-----------------------------------------------------------------------
Lotte Chilsung Beverage Co., Ltd. (Soft
  Drinks)                                           1,240       591,634
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                         10,530     2,968,015
-----------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.
  (Property & Casualty Insurance)(a)               30,790     1,861,487
-----------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)             6,450       866,850
=======================================================================
                                                             14,902,029
=======================================================================

Taiwan-6.48%

Compal Electronics Inc. (Computer Hardware)     1,708,000     1,899,965
-----------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)            285,200     1,031,487
-----------------------------------------------------------------------
Nien Made Enterprises Co., Ltd. (Consumer
  Electronics)(a)                                 632,520     1,066,352
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

Taiwan-(Continued)

Quanta Computer Inc. (Computer Hardware)          136,050   $   276,413
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           1,104,544     1,480,153
=======================================================================
                                                              5,754,370
=======================================================================

Thailand-1.92%

Delta Electronics PCL (Electronic Equipment &
  Instruments) (Acquired 01/07/02; Cost
  $1,116,929)(b)(c)                             1,554,000     1,076,301
-----------------------------------------------------------------------
Land and Houses PCL (Homebuilding)                363,000       624,345
=======================================================================
                                                              1,700,646
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $77,499,161)                           83,397,911
=======================================================================

MONEY MARKET FUNDS-4.22%

STIC Liquid Assets Portfolio(d)                 1,874,397     1,874,397
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,874,397     1,874,397
=======================================================================
    Total Money Market Funds (Cost
      $3,748,794)                                             3,748,794
=======================================================================
TOTAL INVESTMENTS-98.20% (Cost
  $81,247,955)(e)                                            87,146,705
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.80%                           1,594,392
=======================================================================
NET ASSETS-100%                                             $88,741,097
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $3,902,405, which represented 4.40% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 100% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Directors.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) Lippo Bank security was received through a corporate action and as of 05/22/00 it has no market value and no cost basis.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $81,247,955)*                                  $ 87,146,705
-------------------------------------------------------------
Foreign currencies, at value (cost $2,358,072)      2,331,031
-------------------------------------------------------------
Receivables for:
  Investments sold                                    125,008
-------------------------------------------------------------
  Capital stock sold                                1,485,377
-------------------------------------------------------------
  Dividends                                            66,010
-------------------------------------------------------------
Investment for deferred compensation plan              18,825
-------------------------------------------------------------
Collateral for securities loaned                    4,551,933
-------------------------------------------------------------
Other assets                                           47,556
=============================================================
     Total assets                                  95,772,445
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Capital stock reacquired                          2,225,210
-------------------------------------------------------------
  Deferred compensation plan                           18,825
-------------------------------------------------------------
  Collateral upon return of securities loaned       4,551,933
-------------------------------------------------------------
Accrued distribution fees                              46,764
-------------------------------------------------------------
Accrued directors' fees                                   907
-------------------------------------------------------------
Accrued transfer agent fees                            77,279
-------------------------------------------------------------
Accrued operating expenses                            110,430
=============================================================
     Total liabilities                              7,031,348
=============================================================
Net assets applicable to shares outstanding      $ 88,741,097
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $ 62,806,140
_____________________________________________________________
=============================================================
Class B                                          $ 19,915,811
_____________________________________________________________
=============================================================
Class C                                          $  6,019,146
_____________________________________________________________
=============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                       7,360,925
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                       2,407,382
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                         729,341
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       8.53
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.53 divided
       by 94.50%)                                $       9.03
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       8.27
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       8.25
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $4,353,863 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $170,172)                                       $ 1,707,587
-------------------------------------------------------------
Dividends from affiliated money market funds          101,584
-------------------------------------------------------------
Interest                                               10,682
-------------------------------------------------------------
Security lending income                               112,100
=============================================================
    Total investment income                         1,931,953
=============================================================

EXPENSES:

Advisory fees                                         999,193
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                        245,789
-------------------------------------------------------------
Distribution fees -- Class A                          255,410
-------------------------------------------------------------
Distribution fees -- Class B                          252,758
-------------------------------------------------------------
Distribution fees -- Class C                           69,282
-------------------------------------------------------------
Transfer agent fees                                   712,928
-------------------------------------------------------------
Directors' fees                                         9,094
-------------------------------------------------------------
Other                                                 235,373
=============================================================
    Total expenses                                  2,829,827
=============================================================
Less: Fees waived                                    (250,466)
-------------------------------------------------------------
    Expenses paid indirectly                           (2,720)
=============================================================
    Net expenses                                    2,576,641
=============================================================
Net investment income (loss)                         (644,688)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (1,688,835)
-------------------------------------------------------------
  Foreign currencies                                 (185,557)
=============================================================
                                                   (1,874,392)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             6,168,932
-------------------------------------------------------------
  Foreign currencies                                  (26,456)
=============================================================
                                                    6,142,476
=============================================================
Net gain from investment securities and foreign
  currencies                                        4,268,084
=============================================================
Net increase in net assets resulting from
  operations                                      $ 3,623,396
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (644,688)   $   (341,361)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (1,874,392)    (28,693,576)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            6,142,476       9,851,899
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  3,623,396     (19,183,038)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --        (295,141)
------------------------------------------------------------------------------------------
  Class B                                                               --        (131,925)
------------------------------------------------------------------------------------------
  Class C                                                               --         (21,688)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (1,562,080)    (20,355,876)
------------------------------------------------------------------------------------------
  Class B                                                       (5,905,946)     (7,313,094)
------------------------------------------------------------------------------------------
  Class C                                                          686,025      (1,204,078)
==========================================================================================
    Net increase (decrease) in net assets                       (3,158,605)    (48,504,840)
==========================================================================================

NET ASSETS:

  Beginning of year                                             91,899,702     140,404,542
==========================================================================================
  End of year                                                 $ 88,741,097    $ 91,899,702
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $168,052,817    $175,659,752
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (26,192)        (20,881)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (85,158,976)    (83,470,141)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            5,873,448        (269,028)
==========================================================================================
                                                              $ 88,741,097    $ 91,899,702
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund, formerly AIM Asian Growth Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.25% which may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $250,466.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $447,957 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $255,410, $252,758, and $69,282, respectively.

  AIM Distributors retained commissions of $34,742 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $33,228, $0 and $17,743 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,056 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,894 and reductions in custodian fees of $826 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,720.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $4,353,863 were on loan to brokers. The loans were secured by cash collateral of $4,551,933 received by the Fund and invested in affiliated money market funds as follows:
$2,275,967 in STIC Liquid Assets Portfolio and $2,275,966 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $112,100 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                            2002        2001
--------------------------------------------------------------
Distributions paid from long-term
  capital gain                            $     --    $448,754
______________________________________________________________
==============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments           $  4,593,729
-------------------------------------------------------------
Temporary book/tax differences                        (26,192)
-------------------------------------------------------------
Capital loss carryforward                         (83,879,257)
-------------------------------------------------------------
Capital (par value and additional paid-in)        168,052,817
=============================================================
                                                 $ 88,741,097
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(25,303).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of director compensation and retirement plan expenses.

* The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
   EXPIRATION                                   CARRYFORWARD
   ---------------------------------------------------------
   October 31, 2005                             $54,943,768
   ---------------------------------------------------------
   October 31, 2009                              27,317,937
   ---------------------------------------------------------
   October 31, 2010                               1,617,552
   =========================================================
                                                $83,879,257
     _______________________________________________________
   =========================================================


  Utilization of such capital losses may be limited to the extent required under IRS rules.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $109,023,398 and $119,107,638, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $10,023,000
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (5,403,968)
============================================================
Net unrealized appreciation of investment
  securities                                     $ 4,619,032
____________________________________________________________
============================================================
Cost of investments for tax purposes is $82,527,673.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and reclassification of net operating loss on October 31, 2002, undistributed net investment income (loss) was increased by $639,377, undistributed net realized gains increased by $185,557 and paid in capital decreased by $824,934. This reclassification had no effect on net assets of the Fund.

NOTE 10--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      36,840,564*   $ 353,578,105*    32,846,773    $ 319,396,653
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,963,386       28,352,153      1,885,559       18,458,316
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      10,574,444       98,792,151      3,690,569       33,967,064
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         23,853          260,234
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         11,036          117,979
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --          1,947           20,815
==========================================================================================================================
Reacquired:
  Class A                                                     (36,664,943)*   (355,140,185)*  (34,450,943)    (340,012,763)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,597,305)     (34,258,099)    (2,651,836)     (25,889,389)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (10,405,450)     (98,106,126)    (3,780,014)     (35,191,957)
==========================================================================================================================
                                                                 (289,304)   $  (6,782,001)    (2,423,056)   $ (28,873,048)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Includes automatic conversion of 381,540 shares of Class B shares in the amount of $3,681,223 to 369,580 shares of Class A shares in the amount of $3,681,223.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                         ------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                 (DATE OPERATIONS
                                                                      YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                                         -------------------------------------------------         OCTOBER 31,
                                                          2002          2001          2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.59       $ 10.70       $ 10.76       $  7.69           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)(a)     (0.01)(a)     (0.07)(a)     (0.03)(a)          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.02)        (2.06)         0.01          3.14             (2.36)
=================================================================================================================================
    Total from investment operations                       (0.06)        (2.07)        (0.06)         3.11             (2.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --            --            --         (0.04)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --         (0.04)           --            --                --
=================================================================================================================================
Net asset value, end of period                           $  8.53       $  8.59       $ 10.70       $ 10.76           $  7.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (0.70)%      (19.46)%       (0.56)%       40.66%           (23.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $62,806       $61,729       $93,755       $25,420           $ 7,716
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          2.25%(c)      2.02%         1.92%         1.92%             1.92%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       2.49%(c)      2.37%         2.06%         2.72%             4.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.41)%(c)    (0.06)%       (0.57)%       (0.50)%            0.70%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      114%           73%           64%          142%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $72,974,141 .
(d)  Annualized.

                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                 (DATE OPERATIONS
                                                                      YEAR ENDED OCTOBER 31,                      COMMENCED) IN
                                                         -------------------------------------------------         OCTOBER 31,
                                                          2002          2001          2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.38       $ 10.50       $ 10.65       $  7.63           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.10)(a)     (0.07)(a)     (0.17)(a)     (0.13)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.01)        (2.01)         0.02          3.16             (2.36)
=================================================================================================================================
    Total from investment operations                       (0.11)        (2.08)        (0.15)         3.03             (2.37)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --            --            --         (0.01)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --         (0.04)           --            --                --
=================================================================================================================================
Net asset value, end of period                           $  8.27       $  8.38       $ 10.50       $ 10.65           $  7.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (1.31)%      (19.92)%       (1.41)%       39.76%           (23.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $19,916       $25,479       $39,852       $12,070           $ 3,030
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          2.90%(c)      2.67%         2.67%         2.79%             2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       3.14%(c)      3.02%         2.76%         3.59%             5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.06)%(c)    (0.72)%       (1.32)%       (1.37)%           (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      114%           73%           64%          142%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $25,275,824 .
(d)  Annualized.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                NOVEMBER 3, 1997
                                                                                                                (DATE OPERATIONS
                                                                       YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                                           ----------------------------------------------          OCTOBER 31,
                                                            2002         2001          2000         1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.37       $ 10.49        10.63       $ 7.61            $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.10)(a)     (0.07)(a)    (0.17)(a)    (0.13)(a)          (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.02)        (2.01)        0.03         3.16              (2.38)
=================================================================================================================================
    Total from investment operations                        (0.12)        (2.08)       (0.14)        3.03              (2.39)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --            --           --        (0.01)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --         (0.04)          --           --                 --
=================================================================================================================================
Net asset value, end of period                             $ 8.25       $  8.37       $10.49       $10.63            $  7.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             (1.43)%      (19.94)%      (1.32)%      39.86%            (23.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $6,019       $ 4,692       $6,797       $5,008            $   686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.90%(c)      2.67%        2.67%        2.79%              2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        3.14%(c)      3.02%        2.76%        3.59%              5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.06)%(c)    (0.72)%      (1.32)%      (1.37)%            (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       114%           73%          64%         142%                79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,928,235.
(d)  Annualized.

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM European Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Growth Fund (formerly European Development Fund) (one of the funds constituting the AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report dated December 6, 2000, expressed an unqualified opinion on financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.38%

Belgium-2.22%

Colruyt N.V. (Food Retail)                          58,900   $  3,016,985
-------------------------------------------------------------------------
Omega Pharma S.A. (Health Care Supplies)           144,100      6,061,783
=========================================================================
                                                                9,078,768
=========================================================================

Bermuda-1.75%

Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                      233,200      7,135,920
=========================================================================

Denmark-0.85%

Coloplast A.S.-Class B (Health Care Supplies)       48,700      3,471,503
=========================================================================

Finland-0.29%

Nokia Oyj (Telecommunications Equipment)            69,000      1,171,280
=========================================================================

France-11.70%

Accor S.A. (Hotels, Resorts & Cruise Lines)         74,700      2,650,679
-------------------------------------------------------------------------
Autoroutes du Sud de la France (Highways &
  Railtracks)(a)                                    90,000      2,243,976
-------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                      70,133      4,196,297
-------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           161,700      6,443,640
-------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)            39,800      1,412,276
-------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                       164,500      2,689,821
-------------------------------------------------------------------------
Essilor International S.A. (Health Care
  Supplies)                                         89,900      3,617,160
-------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)                75,250      2,621,782
-------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                    52,305      2,217,891
-------------------------------------------------------------------------
Publicis Groupe (Advertising)                       64,100      1,459,262
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)            75,250      4,599,291
-------------------------------------------------------------------------
Thomson (Consumer Electronics)(a)                   44,700        823,382
-------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)          61,369      8,449,356
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)             78,100      4,359,911
=========================================================================
                                                               47,784,724
=========================================================================

Germany-9.91%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods) (Acquired 06/19/02-08/23/02;
  Cost $2,900,079)(b)                               37,100      2,828,296
-------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      229,975     10,999,046
-------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                   145,037      5,175,252
-------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                  144,150      2,064,575
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Germany-(Continued)

Deutsche Boerse A.G. (Diversified Financial
  Services)                                         48,400   $  1,745,227
-------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                                11,540      1,474,161
-------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        12,310      5,903,360
-------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)          112,700      7,306,555
-------------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)           82,400      2,985,078
=========================================================================
                                                               40,481,550
=========================================================================

Ireland-9.88%

Anglo Irish Bank Corp. PLC (Banks)               1,902,850     12,713,226
-------------------------------------------------------------------------
Bank of Ireland (Banks)                            749,300      8,306,560
-------------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(c)                               1,859,800      6,442,905
-------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)             408,900      2,873,577
-------------------------------------------------------------------------
Irish Life & Permanent PLC (Life & Health
  Insurance)                                        72,000        855,187
-------------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                                  172,900      1,197,955
-------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             214,900      7,996,429
=========================================================================
                                                               40,385,839
=========================================================================

Italy-12.29%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways &
  Railtracks)(d)                                   989,300      8,176,396
-------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Banks)                                          724,800      8,680,625
-------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vinters)(a)                                       98,800      2,950,392
-------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                  707,214      9,814,006
-------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                      738,600      8,239,117
-------------------------------------------------------------------------
Recordati S.p.A. (Pharmaceuticals)                 181,200      4,053,350
-------------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)(a)                                   994,200      3,050,583
-------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)               1,396,000      5,250,691
=========================================================================
                                                               50,215,160
=========================================================================

Netherlands-1.95%

Heineken N.V. (Brewers)                             35,000      1,405,467
-------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)                  88,500      1,433,092
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Netherlands-(Continued)

Van der Moolen Holding N.V. (Diversified
  Financial Services)                               79,200   $  1,767,743
-------------------------------------------------------------------------
VNU N.V. (Publishing)                               54,000      1,449,008
-------------------------------------------------------------------------
Wolters Kluwer N.V.-Dutch Ctfs. (Publishing)       109,800      1,924,724
=========================================================================
                                                                7,980,034
=========================================================================

Norway-1.38%

Ekornes A.S.A. (Home Furnishings)                  126,100      1,204,361
-------------------------------------------------------------------------
Tandberg A.S.A. (Electronic Equipment &
  Instruments)                                     409,200      4,431,133
=========================================================================
                                                                5,635,494
=========================================================================

Portugal-0.82%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                      554,100      3,345,534
=========================================================================

Russia-0.72%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                     104,900      2,958,180
=========================================================================

Spain-10.34%

Altadis, S.A. (Tobacco)(a)                         132,300      2,795,794
-------------------------------------------------------------------------
Amadeus Global Travel Distribution S.A.-Class
  A (Data Processing Services)                     649,950      3,203,736
-------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                 208,600      8,927,861
-------------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Publishing)                                124,900      2,404,526
-------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-line
  Insurance)                                       358,200      2,421,552
-------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 06/25/02;
  Cost $1,895,584)(a)(b)                           300,400      1,614,534
-------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                     343,400      4,965,900
-------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                     407,900      9,487,876
-------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 05/22/01-10/31/02; Cost
  $3,254,408)(b)                                   210,052      4,719,545
-------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts & Cruise
  Lines)                                           205,300      1,717,090
=========================================================================
                                                               42,258,414
=========================================================================

Sweden-2.47%

Elekta A.B.-Class B (Health Care
  Equipment)(a)                                    235,000      2,208,767
-------------------------------------------------------------------------
Svenska Cellulosa A.B.-Class B (Paper
  Products)                                         82,800      2,533,798
-------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                       740,100      5,338,485
=========================================================================
                                                               10,081,050
=========================================================================

Switzerland-1.62%

Adecco S.A. (Employment Services)                   43,825      1,720,838
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Switzerland-(Continued)

Nestle S.A. (Packaged Foods & Meats)                11,750   $  2,517,687
-------------------------------------------------------------------------
UBS A.G. (Banks)                                    50,000      2,381,355
=========================================================================
                                                                6,619,880
=========================================================================

United Kingdom-24.19%

Balfour Beatty PLC (Construction &
  Engineering)                                     830,400      2,020,970
-------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                      154,900        993,979
-------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial Services)        351,200      2,500,967
-------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                   1,097,900      5,266,661
-------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                     1,475,100      4,201,796
-------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                  594,450      5,382,212
-------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)               345,470      2,124,932
-------------------------------------------------------------------------
GAME GROUP PLC (THE) (Computer & Electronics
  Retail) (Acquired 06/28/01-10/08/02; Cost
  $1,561,804)(b)                                 1,025,800      1,794,123
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)               187,430      2,933,467
-------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                         585,600      6,149,866
-------------------------------------------------------------------------
Johnston Press PLC (Publishing)                    465,800      2,704,678
-------------------------------------------------------------------------
Luminar PLC (Restaurants)                          567,400      6,116,360
-------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        365,600      5,447,349
-------------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)       1,279,700      2,623,745
-------------------------------------------------------------------------
New Look Group PLC (Apparel Retail)                631,000      2,597,330
-------------------------------------------------------------------------
Next PLC (Department Stores)                       194,100      2,703,695
-------------------------------------------------------------------------
Northern Rock PLC (Banks)                          142,000      1,500,148
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)         443,300      8,048,182
-------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                      1,301,700      4,415,828
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           266,000      6,261,402
-------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       221,800      1,425,874
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                             139,100      1,121,183
-------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)          146,425        870,845
-------------------------------------------------------------------------
Stanley Leisure PLC (Casinos & Gaming)             570,100      3,457,521
-------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)       243,750      4,381,449
-------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                         177,000      1,205,049
-------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)           518,200      5,121,685
-------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                        1,340,300      4,410,422
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
United Kingdom-(Continued)

Wood Group (John) PLC (Oil & Gas Equipment &
  Services) (Acquired 05/29/02; Cost
  $1,207,807)(b)                                   424,500   $  1,063,016
=========================================================================
                                                               98,844,734
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $347,810,627)                           377,448,064
=========================================================================

MONEY MARKET FUNDS-8.76%

STIC Liquid Assets Portfolio(e)                 17,889,030     17,889,030
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                         17,889,030   $ 17,889,030
=========================================================================
    Total Money Market Funds (Cost
      $35,778,060)                                             35,778,060
=========================================================================
TOTAL INVESTMENTS-101.14% (Cost $383,588,687)                 413,226,124
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.14%)                          (4,638,566)
=========================================================================
NET ASSETS-100.00%                                           $408,587,558
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Ctfs. - Certificates
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $12,019,514, which represented 2.94% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 100% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Trustees.
(c) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(d) Security fair valued in accordance with the procedures established by the Board of Directors.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $383,588,687)*       $413,226,124
--------------------------------------------------------------------
Foreign currencies, at value (cost $2,313,262)             2,326,121
--------------------------------------------------------------------
Receivables for:
  Investments sold                                         6,332,910
--------------------------------------------------------------------
  Capital stock sold                                       1,991,410
--------------------------------------------------------------------
  Dividends                                                  724,242
--------------------------------------------------------------------
Investment for deferred compensation plan                     23,406
--------------------------------------------------------------------
Collateral for securities loaned                          21,987,302
--------------------------------------------------------------------
Other assets                                                  43,818
====================================================================
     Total assets                                        446,655,333
____________________________________________________________________
====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    2,239,595
--------------------------------------------------------------------
  Capital stock reacquired                                13,161,166
--------------------------------------------------------------------
  Deferred compensation plan                                  23,406
--------------------------------------------------------------------
  Collateral upon return of securities loaned             21,987,302
--------------------------------------------------------------------
Accrued distribution fees                                    264,312
--------------------------------------------------------------------
Accrued directors' fees                                        1,358
--------------------------------------------------------------------
Accrued transfer agent fees                                  173,183
--------------------------------------------------------------------
Accrued operating expenses                                   217,453
====================================================================
     Total liabilities                                    38,067,775
====================================================================
Net assets applicable to shares outstanding             $408,587,558
____________________________________________________________________
====================================================================

NET ASSETS:

Class A                                                 $283,812,446
____________________________________________________________________
====================================================================
Class B                                                 $ 97,436,435
____________________________________________________________________
====================================================================
Class C                                                 $ 27,323,263
____________________________________________________________________
====================================================================
Class R                                                 $     15,414
____________________________________________________________________
====================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                             240,000,000
--------------------------------------------------------------------
  Outstanding                                             18,194,353
____________________________________________________________________
====================================================================
Class B:
  Authorized                                             240,000,000
--------------------------------------------------------------------
  Outstanding                                              6,462,631
____________________________________________________________________
====================================================================
Class C:
  Authorized                                             240,000,000
--------------------------------------------------------------------
  Outstanding                                              1,810,943
____________________________________________________________________
====================================================================
Class R:
  Authorized                                             240,000,000
--------------------------------------------------------------------
  Outstanding                                                    989
____________________________________________________________________
====================================================================
Class A:
  Net asset value per share                             $      15.60
--------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $15.60 divided by 94.50%)      $      16.51
____________________________________________________________________
====================================================================
Class B:
  Net asset value and offering price per share          $      15.08
____________________________________________________________________
====================================================================
Class C:
  Net asset value and offering price per share          $      15.09
____________________________________________________________________
====================================================================
Class R:
  Net asset value and offering price per share          $      15.59
____________________________________________________________________
====================================================================


* At October 31, 2002, securities with an aggregate market value of $21,390,185 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $481,545)  $  4,041,077
--------------------------------------------------------------------
Dividends from affiliated money market funds                 263,798
--------------------------------------------------------------------
Interest                                                       6,710
--------------------------------------------------------------------
Security lending income                                      254,742
====================================================================
     Total investment income                               4,566,327
====================================================================

EXPENSES:

Advisory fees                                              2,875,358
--------------------------------------------------------------------
Administrative services fees                                  84,643
--------------------------------------------------------------------
Custodian fees                                               335,937
--------------------------------------------------------------------
Distribution fees -- Class A                                 592,375
--------------------------------------------------------------------
Distribution fees -- Class B                               1,024,083
--------------------------------------------------------------------
Distribution fees -- Class C                                 310,053
--------------------------------------------------------------------
Distribution fees -- Class R                                      28
--------------------------------------------------------------------
Transfer agent fees                                        1,229,230
--------------------------------------------------------------------
Directors' fees                                               10,331
--------------------------------------------------------------------
Other                                                        250,174
====================================================================
     Total expenses                                        6,712,212
====================================================================
Less: Fees waived                                             (2,446)
--------------------------------------------------------------------
    Expenses paid indirectly                                  (4,737)
====================================================================
    Net expenses                                           6,705,029
====================================================================
Net investment income (loss)                              (2,138,702)
====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                  (58,153,881)
--------------------------------------------------------------------
  Foreign currencies                                         119,726
====================================================================
                                                         (58,034,155)
====================================================================
Change in net unrealized appreciation of:
  Investment securities                                   53,930,290
--------------------------------------------------------------------
  Foreign currencies                                          52,551
====================================================================
                                                          53,982,841
====================================================================
Net gain (loss) from investment securities and foreign
  currencies                                              (4,051,314)
====================================================================
Net increase (decrease) in net assets resulting from
  operations                                            $ (6,190,016)
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (2,138,702)   $  (2,433,704)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (58,034,155)     (67,894,228)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 53,982,841      (72,085,730)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (6,190,016)    (142,413,662)
============================================================================================
Share transactions-net:
  Class A                                                       125,417,383      (41,056,861)
--------------------------------------------------------------------------------------------
  Class B                                                        (2,223,760)     (12,747,860)
--------------------------------------------------------------------------------------------
  Class C                                                        (4,011,667)      (5,586,293)
--------------------------------------------------------------------------------------------
  Class R                                                            16,969               --
============================================================================================
    Net increase (decrease) in net assets                       113,008,909     (201,804,676)
============================================================================================

NET ASSETS:

  Beginning of year                                             295,578,649      497,383,325
============================================================================================
  End of year                                                 $ 408,587,558    $ 295,578,649
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 543,232,823    $ 362,926,197
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (36,848)         (25,992)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (164,300,493)     (69,526,117)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           29,692,076        2,204,561
============================================================================================
                                                              $ 408,587,558    $ 295,578,649
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund, formerly European Development Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $2,446.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $84,643 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $724,306 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $592,375, $1,024,083, $310,053, and $28, respectively.

  AIM Distributors retained commissions of $49,549 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $12,426, $0, $16,271, and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $5,504 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,615 and reductions in custodian fees of $122 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,737.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $21,390,185 were on loan to brokers. The loans were secured by cash collateral of $21,987,302 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $254,742 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2002 and 2001.

Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments          $  28,169,976
-------------------------------------------------------------
Temporary book/tax differences                        (36,848)
-------------------------------------------------------------
Capital loss carryforward                        (162,778,393)
-------------------------------------------------------------
Capital (par value and additional paid-in)        543,232,823
=============================================================
                                                $ 408,587,558
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies of $54,639.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of director compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2007                               $  1,620,590
-----------------------------------------------------------
October 31, 2009                                102,524,677
-----------------------------------------------------------
October 31, 2010                                 58,633,126
===========================================================
                                               $162,778,393
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $275,203,068 and $315,111,678, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 43,259,852
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (15,144,515)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 28,115,337
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $385,110,787.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss reclassifications, reclassifications from the acquisition of the assets of AIM Euroland Growth Fund and other reclassifications on October 31, 2002, undistributed net investment income was increased by $2,127,846, undistributed net realized gains decreased by $36,740,221 and paid in capital increased by $34,612,375. This reclassification had no effect on the net assets of the Fund.

NOTE 10--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      37,223,120*   $ 612,133,364*    27,843,689    $ 529,552,845
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         889,627       14,708,041      1,368,578       27,057,594
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,584,399       41,058,289      2,006,444       38,243,286
--------------------------------------------------------------------------------------------------------------------------
  Class R**                                                           992           17,020             --               --
==========================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                       9,495,949      145,720,423             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         867,993       12,890,199             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         104,957        1,559,763             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (38,067,728)    (632,436,404)   (29,896,871)    (570,609,706)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,848,424)*    (29,822,000)*   (2,153,110)     (39,805,454)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,905,211)     (46,629,719)    (2,321,360)     (43,829,579)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                              (3)             (51)            --               --
==========================================================================================================================
                                                                8,345,671    $ 119,198,925     (3,152,630)   $ (59,391,014)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Includes automatic conversion of 137,878 shares of Class B shares in the amount of $2,186,186 to 130,942 shares of Class A shares in the amount of $2,186,186.

 ** Class R shares commenced sales on June 3, 2002.

*** As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Euroland Growth Fund pursuant to a plan of reorganization approved by AIM Euroland Growth Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 10,468,899 shares of the Fund for 22,408,695 shares of AIM Euroland Growth Fund outstanding as of the close of business on September 20, 2002. AIM Euroland Growth Fund's net assets at that date of $160,170,385 including ($26,495,326) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $244,433,808.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                   (DATE SALES
                                                                 YEAR ENDED OCTOBER 31,                           COMMENCED) TO
                                              ------------------------------------------------------------         OCTOBER 31,
                                                2002               2001             2000            1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  16.52           $  23.59         $  16.42         $ 12.96           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)(a)          (0.06)(a)        (0.21)(a)       (0.11)            (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (0.85)             (7.01)            7.38            3.58              3.04
=================================================================================================================================
    Total from investment operations             (0.92)             (7.07)            7.17            3.47              2.96
=================================================================================================================================
Less dividends from net investment income           --                 --               --           (0.01)               --
=================================================================================================================================
Net asset value, end of period                $  15.60           $  16.52         $  23.59         $ 16.42           $ 12.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  (5.57)%           (29.97)%          43.67%          26.81%            29.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $283,812           $157,651         $273,605         $99,148           $76,686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.93%(c)           1.83%            1.69%           1.88%             1.98%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.42)%(c)         (0.32)%          (0.82)%         (0.69)%           (0.58)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             94%                99%             112%            122%               93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $169,250,130.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(e)  Annualized.

                                                                                   CLASS B
                                             ------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                   (DATE SALES
                                                               YEAR ENDED OCTOBER 31,                             COMMENCED) TO
                                             -----------------------------------------------------------           OCTOBER 31,
                                              2002               2001             2000            1999                 1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 16.07           $  23.11         $  16.20         $ 12.87             $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.18)(a)          (0.19)(a)        (0.38)(a)       (0.22)              (0.18)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.81)             (6.85)            7.29            3.55                3.05
=================================================================================================================================
    Total from investment operations           (0.99)             (7.04)            6.91            3.33                2.87
=================================================================================================================================
Net asset value, end of period               $ 15.08           $  16.07         $  23.11         $ 16.20             $ 12.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                (6.16)%           (30.46)%          42.65%          25.87%              28.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $97,436           $105,324         $169,614         $67,074             $50,121
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         2.58%(c)           2.50%            2.39%           2.63%               2.72%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (1.07)%(c)         (0.98)%          (1.52)%         (1.44)%             (1.32)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                           94%                99%             112%            122%                 93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $102,408,283.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                                                                                   (DATE SALES
                                                                  YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                 ---------------------------------------------------------         OCTOBER 31,
                                                  2002              2001            2000            1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 16.09           $ 23.13         $ 16.21         $ 12.88            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.18)(a)         (0.19)(a)       (0.38)(a)       (0.23)            (0.18)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.82)            (6.85)           7.30            3.56              3.06
=================================================================================================================================
    Total from investment operations               (1.00)            (7.04)           6.92            3.33              2.88
=================================================================================================================================
Net asset value, end of period                   $ 15.09           $ 16.09         $ 23.13         $ 16.21            $12.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (6.22)%          (30.44)%         42.69%          25.85%            28.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $27,323           $32,604         $54,164         $11,938            $9,639
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             2.58%(c)          2.50%           2.39%           2.63%             2.72%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (1.07)%(c)        (0.98)%         (1.52)%         (1.44)%           (1.32)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               94%               99%            112%            122%               93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,005,315.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 18.35
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.72)
===========================================================================
    Total from investment operations                               (2.76)
===========================================================================
Net asset value, end of period                                   $ 15.59
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (15.04)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    15
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             2.08%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.57)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               94%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,328.

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM Global Aggressive Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Aggressive Growth Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-32.29%

Aerospace & Defense-0.56%

Alliant Techsystems Inc.(a)                        75,600   $  4,547,340
========================================================================

Air Freight & Logistics-0.46%

Expeditors International of Washington, Inc.      119,400      3,762,294
========================================================================

Apparel Retail-0.96%

Pacific Sunwear of California, Inc.(a)            207,900      4,858,623
------------------------------------------------------------------------
Too Inc.(a)                                       117,800      2,980,340
========================================================================
                                                               7,838,963
========================================================================

Application Software-1.43%

Activision, Inc.(a)                                84,000      1,722,000
------------------------------------------------------------------------
Intuit Inc.(a)                                    132,000      6,853,440
------------------------------------------------------------------------
National Instruments Corp.(a)                     107,000      3,069,830
========================================================================
                                                              11,645,270
========================================================================

Auto Parts & Equipment-1.00%

Gentex Corp.(a)                                   275,000      8,107,000
========================================================================

Banks-0.28%

Southwest Bancorp. of Texas, Inc.(a)               81,500      2,302,375
========================================================================

Broadcasting & Cable TV-0.78%

Hispanic Broadcasting Corp.(a)                    293,200      6,303,800
========================================================================

Computer & Electronics Retail-1.34%

CDW Computer Centers, Inc.(a)                     205,100     10,874,402
========================================================================

Construction & Engineering-0.80%

Jacobs Engineering Group Inc.(a)                  214,600      6,500,234
========================================================================

Data Processing Services-2.51%

Concord EFS, Inc.(a)                              233,714      3,337,436
------------------------------------------------------------------------
DST Systems, Inc.(a)                               40,500      1,245,375
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   141,500      4,420,460
------------------------------------------------------------------------
Iron Mountain Inc.(a)                             225,000      6,347,250
------------------------------------------------------------------------
Paychex, Inc.                                     173,900      5,011,798
========================================================================
                                                              20,362,319
========================================================================

Diversified Commercial Services-0.55%

Apollo Group, Inc.-Class A(a)                      51,950      2,155,925
------------------------------------------------------------------------
H&R Block, Inc.                                    52,800      2,343,264
========================================================================
                                                               4,499,189
========================================================================

Diversified Financial Services-1.78%

Investors Financial Services Corp.                226,600      6,949,822
------------------------------------------------------------------------
Legg Mason, Inc.                                  106,100      4,929,406
------------------------------------------------------------------------
Moody's Corp.                                      28,200      1,328,220
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Diversified Financial Services-(Continued)

SEI Investments Co.                                47,000   $  1,254,430
========================================================================
                                                              14,461,878
========================================================================

Employment Services-0.70%

Robert Half International Inc.(a)                 342,200      5,714,740
========================================================================

General Merchandise Stores-0.49%

Dollar Tree Stores, Inc.(a)                       150,000      3,943,500
========================================================================

Health Care Distributors & Services-2.79%

AmerisourceBergen Corp.                           125,000      8,893,750
------------------------------------------------------------------------
Express Scripts, Inc.(a)                          179,100      9,703,638
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          119,700      4,078,179
========================================================================
                                                              22,675,567
========================================================================

Health Care Equipment-1.75%

Fisher Scientific International Inc.(a)           254,100      7,267,260
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   144,400      6,962,968
========================================================================
                                                              14,230,228
========================================================================

Health Care Facilities-1.41%

Community Health Systems Inc.(a)                  118,200      2,777,700
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A        452,500      8,651,800
========================================================================
                                                              11,429,500
========================================================================

Industrial Machinery-0.38%

Danaher Corp.                                      52,700      3,048,695
========================================================================

IT Consulting & Services-1.56%

Affiliated Computer Services, Inc.-Class A(a)     184,700      8,505,435
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      189,300      4,196,781
========================================================================
                                                              12,702,216
========================================================================

Managed Health Care-0.80%

First Health Group Corp.(a)                       250,100      6,497,598
========================================================================

Multi-Line Insurance-0.68%

HCC Insurance Holdings, Inc.                      225,000      5,519,250
========================================================================

Oil & Gas Drilling-3.20%

National-Oilwell, Inc.(a)                         424,200      8,844,570
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     414,400     11,984,448
------------------------------------------------------------------------
Pride International, Inc.(a)                      147,700      2,050,076
------------------------------------------------------------------------
Varco International, Inc.(a)                      189,000      3,107,160
========================================================================
                                                              25,986,254
========================================================================

Pharmaceuticals-0.90%

Medicis Pharmaceutical Corp.-Class A(a)           160,100      7,348,590
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Restaurants-1.33%

CEC Entertainment Inc.(a)                         201,100   $  5,590,580
------------------------------------------------------------------------
Starbucks Corp.(a)                                219,500      5,213,125
========================================================================
                                                              10,803,705
========================================================================

Semiconductors-1.18%

Linear Technology Corp.                            73,600      2,034,304
------------------------------------------------------------------------
Microchip Technology Inc.                         218,650      5,335,060
------------------------------------------------------------------------
QLogic Corp.(a)                                    64,400      2,238,544
========================================================================
                                                               9,607,908
========================================================================

Specialty Stores-1.50%

Bed Bath and Beyond, Inc.(a)                      142,500      5,053,050
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          298,500      7,104,300
========================================================================
                                                              12,157,350
========================================================================

Telecommunications Equipment-0.37%

UTStarcom, Inc.(a)                                174,700      2,983,876
========================================================================

Trading Companies & Distributors-0.80%

Fastenal Co.                                      191,400      6,498,030
========================================================================
    Total Domestic Common Stocks (Cost
      $257,900,102)                                          262,352,071
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-59.20%

Australia-1.96%

Boral Ltd. (Construction Materials)             1,628,800      3,769,274
------------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)             135,600      2,537,471
------------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                    1,177,300      4,050,724
------------------------------------------------------------------------
Wesfarmers Ltd. (Industrial Conglomerates)        378,900      5,540,629
========================================================================
                                                              15,898,098
========================================================================

Austria-0.65%

Erste Bank der Oesterreichischen Sparhassen
  A.G. (Banks)                                     90,400      5,294,409
========================================================================

Belgium-0.67%

Omega Pharma S.A. (Health Care Supplies)          130,300      5,481,265
========================================================================

Bermuda-1.92%

Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     508,600     15,563,160
========================================================================

Canada-1.12%

Onex Corp. (Electronic Equipment &
  Instruments)                                    872,700      9,129,716
========================================================================

Cayman Islands-0.26%

ACE Ltd. (Property & Casualty Insurance)           70,100      2,155,575
========================================================================

Denmark-1.69%

Carlsbreg A.S.-Class B (Brewers)                   59,500      2,790,580
------------------------------------------------------------------------
Coloplast A.S.-Class B (Health Care Supplies)     111,000      7,912,461
------------------------------------------------------------------------
H. Lundbeck A.S. (Pharmaceuticals)                110,600      3,035,688
========================================================================
                                                              13,738,729
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


Finland-0.28%

Instrumentarium Corp. (Health Care Equipment)      91,400   $  2,261,693
========================================================================

France-1.83%

Autoroutes du Sud de la France (Highway &
  Railtracks)(a)                                  207,200      5,166,130
------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)          144,600      5,131,034
------------------------------------------------------------------------
SEB S.A. (Household Appliances)                    54,900      4,564,561
========================================================================
                                                              14,861,725
========================================================================

Germany-3.00%

Adidas-Salomon A.G. (Apparel & Accessories)       114,180      8,704,443
------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                 403,840      5,783,961
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)       17,800      8,536,134
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)          21,275      1,379,299
========================================================================
                                                              24,403,837
========================================================================

Greece-0.39%

Cosmote Mobile Communications, S.A. (Wireless
  Telecomunication Services)                      377,600      3,154,437
========================================================================

Hong Kong-1.56%

Cathay Pacific Airways Ltd. (Airlines)          3,648,000      5,121,658
------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)           2,682,000      4,504,760
------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                   3,090,000      3,070,448
========================================================================
                                                              12,696,866
========================================================================

India-1.30%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                               274,400      3,978,800
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)       611,200      6,598,785
========================================================================
                                                              10,577,585
========================================================================

Ireland-5.53%

Anglo Irish Bank Corp. PLC (Banks)              4,112,100     27,473,557
------------------------------------------------------------------------
Irish Life & Permanent PLC (Life & Health
  Insurance)                                      405,000      4,810,428
------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)                                          328,200      4,255,566
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            225,800      8,402,018
========================================================================
                                                              44,941,569
========================================================================

Israel-0.90%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                            209,460      7,278,735
========================================================================

Italy-2.65%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                       1,395,600     16,714,515
------------------------------------------------------------------------
Saipem S.p.A (Oil & Gas Drilling)                 888,000      4,799,026
========================================================================
                                                              21,513,541
========================================================================

Japan-2.76%

C & S Co., Ltd. (Food Retail)                     377,500      5,535,516
------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)               42,000      1,663,129
------------------------------------------------------------------------
Hokuto Corp. (Agricultural Products)                   50            867
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Japan-(Continued)

Nidec Corp. (Electronic Equipment &
  Instruments)                                    112,000   $  6,803,396
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        367,100      8,392,227
========================================================================
                                                              22,395,135
========================================================================

Mexico-3.20%

Alfa S.A.-Class A (Industrial Conglomerates)    1,970,100      3,235,530
------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           237,600      3,193,344
------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring
  12/21/04 (Construction Materials)(a)             16,212         28,750
------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                         129,900      2,712,312
------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                            9,872,200      7,743,661
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)         102,100      3,114,050
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  2,792,100      5,981,702
========================================================================
                                                              26,009,349
========================================================================

Netherlands-0.64%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                             234,500      5,234,038
========================================================================

Norway-1.23%

Tandberg A.S.A. (Electronic Equipment &
  Instruments)                                    792,400      8,580,718
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                        218,450      1,439,897
========================================================================
                                                              10,020,615
========================================================================

Philippines-0.35%

SM Prime Holdings, Inc. (Real Estate
  Management & Development)                    28,033,600      2,849,533
========================================================================

Russia-0.97%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                    278,290      7,847,778
========================================================================

South Korea-3.18%

Kookmin Bank (Banks)                              240,480      7,976,706
------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                158,000      4,698,693
------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                         31,200      8,794,118
------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.
  (Property & Casualty Insurance)(a)               72,600      4,389,216
========================================================================
                                                              25,858,733
========================================================================

Spain-6.96%

Amadeus Global Travel Distribution S.A.-Class
  A (Data Processing Services)                  1,268,200      6,251,216
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Spain-(Continued)

Corporacion Mapfre S.A. (Multi-line
  Insurance)                                      103,450   $    699,357
------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                    890,300     12,874,609
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                    827,200     19,240,920
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 05/22/01-09/21/01; Cost
  $7,577,674)(b)                                  537,600     12,079,044
------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts & Cruise
  Lines)                                          651,100      5,445,677
========================================================================
                                                              56,590,823
========================================================================

Sweden-0.87%

Swedish Match A.B. (Tobacco)                      975,100      7,033,585
========================================================================

Switzerland-1.18%

Centerpulse A.G. (Health Care Equipment)(a)        17,290      2,797,583
------------------------------------------------------------------------
Geberit International A.G. (Building
  Products)                                        16,030      4,433,183
------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Heath Care
  Equipment)(a)                                    42,200      2,345,555
========================================================================
                                                               9,576,321
========================================================================

Taiwan-1.39%

Compal Electronics Inc. (Computer Hardware)     3,998,400      4,447,788
------------------------------------------------------------------------
Quanta Computer Inc. (Computer Hardware)          464,700        944,131
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           4,390,351      5,883,323
========================================================================
                                                              11,275,242
========================================================================

United Kingdom-10.76%

Balfour Beatty PLC (Construction &
  Engineering)                                  1,749,100      4,256,838
------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial Services)       967,800      6,891,902
------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                    298,775      1,433,233
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               1,004,400      9,093,942
------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              949,410      5,839,672
------------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)         383,450      5,416,242
------------------------------------------------------------------------
Luminar PLC (Restaurants)                         144,375      1,556,309
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       790,400     11,776,764
------------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)      2,360,700      4,840,098
------------------------------------------------------------------------
Northern Rock PLC (Banks)                         400,900      4,235,278
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            471,800      3,802,833
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         494,375      2,940,236
------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)      592,940     10,658,199
------------------------------------------------------------------------
Wetherspoon (J.D.) PLC (Restaurants)              805,900      3,613,665
------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                       3,361,100     11,060,112
========================================================================
                                                              87,415,323
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $455,424,251)                          481,057,415
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-7.28%

STIC Liquid Assets Portfolio(c)                29,569,879   $ 29,569,879
------------------------------------------------------------------------
STIC Prime Portfolio(c)                        29,569,879     29,569,879
========================================================================
    Total Money Market Funds (Cost
      $59,139,758)                                            59,139,758
========================================================================
TOTAL INVESTMENTS-98.77% (Cost $772,464,111)                 802,549,244
========================================================================
OTHER ASSETS LESS LIABILITIES-1.23%                           10,011,501
========================================================================
NET ASSETS-100.00%                                          $812,560,745
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The market value of this security at 10/31/02 represented 1.49% of the Fund's net assets. The Fund has no rights to demand registration of these securities. This security is considered to be liquid under procedures established by the Board of Directors.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $772,464,111)*                                 $802,549,244
-------------------------------------------------------------
Foreign currencies, at value (cost $18,987,286)    18,627,080
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,921,656
-------------------------------------------------------------
  Capital stock sold                                3,766,317
-------------------------------------------------------------
  Dividends                                           689,200
-------------------------------------------------------------
Investment for deferred compensation plan              50,565
-------------------------------------------------------------
Collateral for securities loaned                  131,795,303
-------------------------------------------------------------
Other assets                                           28,798
=============================================================
     Total assets                                 962,428,163
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                            10,728,331
-------------------------------------------------------------
  Capital stock reacquired                          5,709,628
-------------------------------------------------------------
  Deferred compensation plan                           50,565
-------------------------------------------------------------
  Collateral upon return of securities loaned     131,795,303
-------------------------------------------------------------
Accrued distribution fees                             620,936
-------------------------------------------------------------
Accrued directors' fees                                 1,011
-------------------------------------------------------------
Accrued transfer agent fees                           606,013
-------------------------------------------------------------
Accrued operating expenses                            355,631
=============================================================
     Total liabilities                            149,867,418
=============================================================
Net assets applicable to shares outstanding      $812,560,745
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $405,360,232
_____________________________________________________________
=============================================================
Class B                                          $388,101,340
_____________________________________________________________
=============================================================
Class C                                          $ 19,099,173
_____________________________________________________________
=============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                      36,841,543
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                      37,252,207
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                       1,832,376
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $      11.00
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.00 divided by
       95.25%)                                   $      11.55
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $      10.42
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $      10.42
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $127,937,202 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $907,685)                                     $   6,458,587
-------------------------------------------------------------
Dividends from affiliated money market funds        1,037,108
-------------------------------------------------------------
Interest                                               36,672
-------------------------------------------------------------
Security lending income                               999,444
=============================================================
     Total investment income                        8,531,811
=============================================================

EXPENSES:

Advisory fees                                       9,453,521
-------------------------------------------------------------
Administrative services fees                          187,715
-------------------------------------------------------------
Custodian fees                                        903,679
-------------------------------------------------------------
Distribution fees -- Class A                        2,560,841
-------------------------------------------------------------
Distribution fees -- Class B                        5,161,757
-------------------------------------------------------------
Distribution fees -- Class C                          250,116
-------------------------------------------------------------
Transfer agent fees                                 4,875,322
-------------------------------------------------------------
Directors' fees                                        13,547
-------------------------------------------------------------
Other                                                 466,243
=============================================================
     Total expenses                                23,872,741
=============================================================
Less: Fees waived                                     (11,539)
-------------------------------------------------------------
    Expenses paid indirectly                          (17,932)
=============================================================
    Net expenses                                   23,843,270
=============================================================
Net investment income (loss)                      (15,311,459)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (155,395,196)
-------------------------------------------------------------
  Foreign currencies                                  (15,762)
=============================================================
                                                 (155,410,958)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            54,444,047
-------------------------------------------------------------
  Foreign currencies                                 (319,613)
=============================================================
                                                   54,124,434
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (101,286,524)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(116,597,983)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002             2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (15,311,459)  $   (16,760,009)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (155,410,958)     (142,598,297)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  54,124,434      (692,158,882)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (116,597,983)     (851,517,188)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --      (201,308,981)
----------------------------------------------------------------------------------------------
  Class B                                                                 --      (218,184,705)
----------------------------------------------------------------------------------------------
  Class C                                                                 --        (9,633,290)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (104,866,509)       64,597,208
----------------------------------------------------------------------------------------------
  Class B                                                       (135,727,235)       71,798,372
----------------------------------------------------------------------------------------------
  Class C                                                         (6,268,941)        6,642,905
==============================================================================================
    Net increase (decrease) in net assets                       (363,460,668)   (1,137,605,679)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,176,021,413     2,313,627,092
==============================================================================================
  End of year                                                 $  812,560,745   $ 1,176,021,413
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,081,990,195   $ 1,344,175,481
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (128,848)         (124,227)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (299,000,830)     (143,605,635)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             29,700,228       (24,424,206)
==============================================================================================
                                                              $  812,560,745   $ 1,176,021,413
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is above-average long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $11,539.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $187,715 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $2,802,926 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $2,560,841, $5,161,757 and $250,116, respectively.

  AIM Distributors retained commissions of $105,421 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $35,206, $436 and $3,047 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $7,616 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $17,008 and reductions in custodian fees of $924 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $17,932.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $127,937,202 were on loan to brokers. The loans were secured by cash collateral of $131,795,303 received by the Fund and invested in affiliated money market funds as follows:
$65,897,652 in STIC Liquid Assets Portfolio and $65,897,651 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $999,444 for securities lending.
NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $     --    $429,126,976
_______________________________________________________________
===============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments         $   26,127,307
-------------------------------------------------------------
Temporary book/tax differences                       (128,848)
-------------------------------------------------------------
Capital loss carryforward                        (295,427,909)
-------------------------------------------------------------
Capital (par value and additional paid-in)      1,081,990,195
=============================================================
                                               $  812,560,745
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of ($384,904).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of director compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                               $138,223,796
-----------------------------------------------------------
October 31, 2010                                157,204,113
===========================================================
                                               $295,427,909
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $716,467,565 and $921,651,223, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 98,696,668
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (72,184,457)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 26,512,211
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $776,037,033.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications on October 31, 2002, paid in capital was decreased by $15,322,601, undistributed net investment income was increased by $15,306,838 and undistributed net realized gains was increased by $15,763. This reclassification had no effect on net assets of the Fund.

NOTE 10--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      60,935,660*   $ 754,682,835*    39,018,701    $ 612,509,848
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,348,844       16,159,835      2,311,795       37,138,541
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,454,890       17,014,301      1,060,678       16,872,704
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --     10,348,387      190,616,587
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     11,471,372      202,004,337
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        509,053        8,969,519
==========================================================================================================================
Reacquired:
  Class A                                                     (68,922,876)    (859,549,344)   (47,208,581)    (738,529,227)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,885,776)*   (151,887,070)*  (11,394,193)    (167,344,506)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,982,324)     (23,283,242)    (1,247,194)     (19,199,318)
==========================================================================================================================
                                                              (20,051,582)   $(246,862,685)     4,870,018    $ 143,038,485
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Includes automatic conversion of 281,263 shares of Class B shares in the amount of $3,136,806 to 265,149 shares of Class A shares in the amount of $3,136,806.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                    ----------------------------------------------------------------------

                                                                            YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                      2002           2001            2000            1999           1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.58       $  25.87       $    21.95       $  15.87       $  17.28
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.15)(a)      (0.13)           (0.28)(a)      (0.17)(a)      (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (1.43)         (8.42)            5.56           6.25          (1.31)
==========================================================================================================================
    Total from investment operations                   (1.58)         (8.55)            5.28           6.08          (1.41)
==========================================================================================================================
Less distributions from net realized gains                --          (4.74)           (1.36)            --             --
==========================================================================================================================
Net asset value, end of period                      $  11.00       $  12.58       $    25.87       $  21.95       $  15.87
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                       (12.56)%       (38.87)%          24.27%         38.31%         (8.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $405,360       $563,828       $1,103,740       $852,198       $937,587
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                 2.00%(c)       1.87%            1.65%          1.80%          1.75%
==========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.19)%(c)     (0.75)%          (0.96)%        (0.95)%        (0.55)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                   73%            87%              62%            60%            50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(C)  Ratios are based on average daily net assets of $512,168,129.


                                                                                  CLASS B
                                                    -------------------------------------------------------------------

                                                                          YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------
                                                      2002           2001         2000            1999           1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  11.97       $  24.98    $    21.35       $  15.52       $  17.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.20)(a)      (0.21)        (0.42)(a)      (0.27)(a)      (0.19)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (1.35)         (8.06)         5.41           6.10          (1.29)
=======================================================================================================================
    Total from investment operations                   (1.55)         (8.27)         4.99           5.83          (1.48)
=======================================================================================================================
Less distributions from net realized gains                --          (4.74)        (1.36)            --             --
=======================================================================================================================
Net asset value, end of period                      $  10.42       $  11.97    $    24.98       $  21.35       $  15.52
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                       (12.95)%       (39.19)%       23.56%         37.56%         (8.71)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $388,101       $583,933    $1,158,979       $926,972       $947,293
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                 2.51%(c)       2.39%         2.19%          2.37%          2.32%
=======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.70)%(c)     (1.27)%       (1.50)%        (1.52)%        (1.11)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                   73%            87%           62%            60%            50%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(C)  Ratios are based on average daily net assets of $516,175,698.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2002          2001       2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.98       $ 24.99    $ 21.35       $ 15.52       $ 17.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.20)(a)     (0.21)     (0.42)(a)     (0.27)(a)     (0.19)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.36)        (8.06)      5.42          6.10         (1.29)
==========================================================================================================================
    Total from investment operations                            (1.56)        (8.27)      5.00          5.83         (1.48)
==========================================================================================================================
Less distributions from net realized gains                         --         (4.74)     (1.36)           --            --
==========================================================================================================================
Net asset value, end of period                                $ 10.42       $ 11.98    $ 24.99       $ 21.35       $ 15.52
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                (13.02)%      (39.17)%    23.61%        37.56%        (8.71)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,099       $28,260    $50,908       $16,325       $13,186
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.51%(c)      2.39%      2.19%         2.37%         2.34%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.70)%(c)    (1.28)%    (1.50)%       (1.52)%       (1.13)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            73%           87%        62%           60%           50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $25,011,592.

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM Global Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Growth Fund (one of the funds constituting AIM International Funds, Inc; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-38.21%

Aerospace & Defense-1.04%

Lockheed Martin Corp.                              50,000    $  2,895,000
-------------------------------------------------------------------------
United Technologies Corp.                          50,000       3,083,500
=========================================================================
                                                                5,978,500
=========================================================================

Application Software-0.92%

Electronic Arts Inc.(a)(b)                         26,000       1,693,120
-------------------------------------------------------------------------
Intuit Inc.(a)                                     70,000       3,634,400
=========================================================================
                                                                5,327,520
=========================================================================

Banks-1.63%

Bank of America Corp.                              70,000       4,886,000
-------------------------------------------------------------------------
Washington Mutual, Inc.                            40,000       1,430,400
-------------------------------------------------------------------------
Wells Fargo & Co.                                  61,000       3,078,670
=========================================================================
                                                                9,395,070
=========================================================================

Brewers-0.78%

Anheuser-Busch Cos., Inc.                          85,000       4,484,600
=========================================================================

Broadcasting & Cable TV-0.48%

Clear Channel Communications, Inc.(a)              75,000       2,778,750
=========================================================================

Computer Hardware-1.19%

Dell Computer Corp.(a)                            240,000       6,866,400
=========================================================================

Computer Storage & Peripherals-0.65%

Lexmark International, Inc.(a)                     63,000       3,743,460
=========================================================================

Consumer Finance-0.58%

MBNA Corp.                                        165,000       3,351,150
=========================================================================

Data Processing Services-0.72%

First Data Corp.                                   65,000       2,271,100
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                    60,000       1,874,400
=========================================================================
                                                                4,145,500
=========================================================================

Diversified Commercial Services-1.43%

Apollo Group, Inc.-Class A(a)                     103,000       4,274,500
-------------------------------------------------------------------------
H&R Block, Inc.                                    90,000       3,994,200
=========================================================================
                                                                8,268,700
=========================================================================

Diversified Financial Services-3.90%

Citigroup Inc.                                    181,000       6,687,950
-------------------------------------------------------------------------
Freddie Mac                                        80,000       4,926,400
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    43,000       3,078,800
-------------------------------------------------------------------------
Morgan Stanley                                     75,000       2,919,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Diversified Financial Services-(Continued)

SLM Corp.                                          47,500    $  4,880,150
=========================================================================
                                                               22,492,300
=========================================================================

General Merchandise Stores-1.24%

Wal-Mart Stores, Inc.                             133,000       7,122,150
=========================================================================

Health Care Equipment-1.41%

Boston Scientific Corp.(a)                         75,000       2,822,250
-------------------------------------------------------------------------
Medtronic, Inc.                                    55,000       2,464,000
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          79,000       2,813,190
=========================================================================
                                                                8,099,440
=========================================================================

Health Care Facilities-1.42%

HCA Inc.                                           95,000       4,131,550
-------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         140,500       4,039,375
=========================================================================
                                                                8,170,925
=========================================================================

Home Improvement Retail-0.65%

Lowe's Cos., Inc.                                  90,000       3,755,700
=========================================================================

Hotels, Resorts & Cruise Lines-0.45%

Carnival Corp.                                    100,000       2,612,000
=========================================================================

Household Products-2.10%

Clorox Co. (The)                                  102,000       4,582,860
-------------------------------------------------------------------------
Procter & Gamble Co. (The)                         85,000       7,518,250
=========================================================================
                                                               12,101,110
=========================================================================

Housewares & Specialties-0.52%

Fortune Brands, Inc.                               60,000       3,003,600
=========================================================================

Industrial Conglomerates-0.84%

3M Co.                                             38,000       4,823,720
=========================================================================

Integrated Oil & Gas-0.73%

Exxon Mobil Corp.                                 125,000       4,207,500
=========================================================================

Integrated Telecommunication Services-0.79%

AT&T Corp.                                        350,000       4,564,000
=========================================================================

Internet Retail-0.66%

eBay Inc.(a)                                       60,000       3,795,600
=========================================================================

Managed Health Care-1.33%

Anthem, Inc.(a)                                    57,000       3,591,000
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            45,000       4,092,750
=========================================================================
                                                                7,683,750
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Movies & Entertainment-0.36%

Viacom Inc.-Class B(a)                             47,000    $  2,096,670
=========================================================================

Networking Equipment-0.25%

Cisco Systems, Inc.(a)                            130,000       1,453,400
=========================================================================

Office Services & Supplies-0.27%

Avery Dennison Corp.                               25,000       1,556,000
=========================================================================

Oil & Gas Drilling-0.54%

ENSCO International Inc.                          115,000       3,109,600
=========================================================================

Pharmaceuticals-5.20%

Forest Laboratories, Inc.(a)                       44,500       4,360,555
-------------------------------------------------------------------------
Johnson & Johnson                                 115,000       6,756,250
-------------------------------------------------------------------------
Pfizer Inc.                                       145,000       4,606,650
-------------------------------------------------------------------------
Pharmacia Corp.                                   230,000       9,890,000
-------------------------------------------------------------------------
Wyeth                                             130,000       4,355,000
=========================================================================
                                                               29,968,455
=========================================================================

Publishing-0.58%

Tribune Co.                                        70,000       3,363,500
=========================================================================

Restaurants-0.41%

Starbucks Corp.(a)                                100,000       2,375,000
=========================================================================

Semiconductor Equipment-0.74%

Applied Materials, Inc.(a)                        285,000       4,283,550
=========================================================================

Semiconductors-1.38%

Analog Devices, Inc.(a)                            85,000       2,278,000
-------------------------------------------------------------------------
Linear Technology Corp.                            56,000       1,547,840
-------------------------------------------------------------------------
Microchip Technology Inc.                         170,000       4,148,000
=========================================================================
                                                                7,973,840
=========================================================================

Specialty Stores-0.71%

Bed Bath & Beyond Inc.(a)                          55,000       1,950,300
-------------------------------------------------------------------------
Blockbuster Inc.-Class A                           90,000       2,157,300
=========================================================================
                                                                4,107,600
=========================================================================

Systems Software-2.31%

Microsoft Corp.(a)                                119,000       6,362,930
-------------------------------------------------------------------------
Oracle Corp.(a)                                   320,000       3,260,800
-------------------------------------------------------------------------
Symantec Corp.(a)                                  93,000       3,720,000
=========================================================================
                                                               13,343,730
=========================================================================
    Total Domestic Common Stocks (Cost
      $217,475,458)                                           220,402,790
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-57.24%

Australia-0.69%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         702,000       3,774,981
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

Australia-(Continued)

BHP Steel Ltd. (Steel)(a)                         112,800    $    186,543
=========================================================================
                                                                3,961,524
=========================================================================

Bermuda-0.67%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    110,000       3,846,700
=========================================================================

Canada-1.48%

EnCana Corp. (Oil & Gas Exploration &
  Production)                                      65,000       1,896,059
-------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       51,600       1,112,078
-------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                73,000       2,027,283
-------------------------------------------------------------------------
Royal Bank of Canada (Banks)                       48,000       1,676,195
-------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        124,000       1,802,580
=========================================================================
                                                                8,514,195
=========================================================================

Cayman Islands-0.82%

Noble Corp. (Oil & Gas Drilling)(a)               147,000       4,751,040
=========================================================================

France-8.49%

Accor S.A. (Hotels, Resorts & Cruise Lines)       101,600       3,605,208
-------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     77,300       4,625,123
-------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          184,600       7,356,207
-------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      174,775       2,857,844
-------------------------------------------------------------------------
L'Oreal S.A. (Personal Products)                   21,500       1,600,309
-------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   46,750       1,982,342
-------------------------------------------------------------------------
Publicis Groupe (Advertising)                      90,600       2,062,545
-------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)         37,200       1,748,977
-------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           96,800       5,916,430
-------------------------------------------------------------------------
Thomson S.A. (Consumer Electronics)(a)             50,600         932,061
-------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)         77,859      10,719,719
-------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            99,750       5,568,516
=========================================================================
                                                               48,975,281
=========================================================================

Germany-4.38%

Altana A.G. (Pharmaceuticals)                     310,055      14,829,043
-------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  108,387       3,867,496
-------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               13,980       1,785,855
-------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        9,930       4,762,012
=========================================================================
                                                               25,244,406
=========================================================================

Hong Kong-1.12%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                       440,000       2,919,474
-------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Wireless
  Telecommunication Services)(a)                  748,000       1,836,589
-------------------------------------------------------------------------
CK Life Sciences International Holdings, Inc.
  (Biotechnology)(a)                               17,600           3,159
-------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
Hong Kong-(Continued)

Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                    277,000    $  1,726,067
=========================================================================
                                                                6,485,289
=========================================================================

India-0.66%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                      53,500       3,827,925
=========================================================================

Ireland-1.86%

Bank of Ireland (Banks)                           969,200      10,744,319
=========================================================================

Israel-2.34%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               174,100      13,480,563
=========================================================================

Italy-4.37%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways &
  Railtracks)(c)                                1,229,800      10,164,088
-------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                 604,200       8,384,481
-------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              1,767,500       6,647,992
=========================================================================
                                                               25,196,561
=========================================================================

Japan-9.77%

Canon Inc. (Office Electronics)                   169,000       6,236,773
-------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired
  09/07/01-09/13/01; Cost $6,226,462)(d)          311,000       6,043,272
-------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         44,000       3,103,854
-------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                  147,900       5,301,119
-------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    102,000       7,003,756
-------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     30,300       5,017,015
-------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           191,100       5,039,623
-------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              328,000       5,864,794
-------------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(a)              268,000       3,238,406
-------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     250,200       6,087,492
-------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        150,100       3,431,417
=========================================================================
                                                               56,367,521
=========================================================================

Mexico-0.87%

Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunication Services)          69,800       2,128,900
-------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                  1,350,600       2,893,496
=========================================================================
                                                                5,022,396
=========================================================================

Netherlands-1.39%

TPG N.V. (Air Freight & Logistics)                154,900       2,508,315
-------------------------------------------------------------------------
VNU N.V. (Publishing)                              96,100       2,578,697
-------------------------------------------------------------------------
Wolters Kluwer N.V.-Dutch Ctfs. (Publishing)      168,100       2,946,685
=========================================================================
                                                                8,033,697
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


Portugal-0.56%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                     539,500    $  3,257,382
=========================================================================

South Korea-1.80%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                         36,800      10,372,549
=========================================================================

Spain-3.47%

Altadis, S.A. (Tobacco)(a)                        116,900       2,470,358
-------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                237,000      10,143,352
-------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 08/28/01-11/16/01; Cost
  $5,502,368)(d)                                  329,700       7,407,851
=========================================================================
                                                               20,021,561
=========================================================================

Sweden-0.83%

Skandinaviska Enskilda Banken A.B.-Class A
  (Banks)(a)                                      208,000       1,807,233
-------------------------------------------------------------------------
Svenska Cellulosa A.B.-Class B (Paper
  Products)                                        96,600       2,956,098
=========================================================================
                                                                4,763,331
=========================================================================

Switzerland-2.34%

Adecco S.A. (Employment Services)                  57,875       2,272,529
-------------------------------------------------------------------------
Alcon, Inc. (Health Care Supplies)(a)             136,000       5,578,720
-------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)               14,300       3,064,078
-------------------------------------------------------------------------
UBS A.G. (Banks)                                   54,800       2,609,965
=========================================================================
                                                               13,525,292
=========================================================================

United Kingdom-9.33%

BP PLC (Integrated Oil & Gas)                     221,500       1,421,346
-------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    1,312,900       3,739,772
-------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              256,400       4,012,916
-------------------------------------------------------------------------
Next PLC (Department Stores)                      315,500       4,394,723
-------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        661,000      12,000,561
-------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,051,200       3,566,059
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          460,200      10,832,696
-------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      540,400       3,474,041
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            191,900       1,546,765
-------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         239,050       1,421,721
-------------------------------------------------------------------------
Tesco PLC (Food Retail)                           372,600       1,156,107
-------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)          636,400       6,289,910
=========================================================================
                                                               53,856,617
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $318,749,548)                           330,248,149
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-3.95%

STIC Liquid Assets Portfolio(e)                11,400,497    $ 11,400,497
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                        11,400,497      11,400,497
=========================================================================
    Total Money Market Funds (Cost
      $22,800,994)                                             22,800,994
=========================================================================
TOTAL INVESTMENTS-99.40% (Cost $559,026,000)                  573,451,933
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.60%                             3,469,024
=========================================================================
NET ASSETS-100.00%                                           $576,920,957
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 10.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $13,451,123, which represented 2.33% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 100% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Directors.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $559,026,000)*                                 $573,451,933
-------------------------------------------------------------
Foreign currencies, at value (cost $3,098,013)      3,105,443
-------------------------------------------------------------
Receivables for:
  Investments sold                                 17,617,862
-------------------------------------------------------------
  Capital stock sold                                  940,397
-------------------------------------------------------------
  Dividends and interest                            1,129,072
-------------------------------------------------------------
Investment for deferred compensation plan              36,501
-------------------------------------------------------------
Collateral for securities loaned                   38,464,554
-------------------------------------------------------------
Other assets                                          102,474
=============================================================
     Total assets                                 634,848,236
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             7,742,892
-------------------------------------------------------------
  Capital stock reacquired                         10,557,884
-------------------------------------------------------------
  Options written (premiums received $65,671)          57,850
-------------------------------------------------------------
  Deferred compensation plan                           36,501
-------------------------------------------------------------
  Collateral upon return of securities loaned      38,464,554
-------------------------------------------------------------
Accrued distribution fees                             426,545
-------------------------------------------------------------
Accrued directors' fees                                   979
-------------------------------------------------------------
Accrued transfer agent fees                           427,603
-------------------------------------------------------------
Accrued operating expenses                            212,471
=============================================================
     Total liabilities                             57,927,279
=============================================================
Net assets applicable to shares outstanding      $576,920,957
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $335,953,528
_____________________________________________________________
=============================================================
Class B                                          $206,189,372
_____________________________________________________________
=============================================================
Class C                                          $ 34,778,057
_____________________________________________________________
=============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                      26,544,917
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                      17,048,751
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                       2,874,119
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $      12.66
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.66 divided by
       95.25%)                                   $      13.29
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $      12.09
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $      12.10
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $37,419,536 were on loan to brokers.
Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $619,210)                                     $   8,070,550
-------------------------------------------------------------
Dividends from affiliated money market funds          617,717
-------------------------------------------------------------
Interest                                               11,171
-------------------------------------------------------------
Security lending income                               449,339
=============================================================
    Total investment income                         9,148,777
=============================================================

EXPENSES:

Advisory fees                                       6,492,122
-------------------------------------------------------------
Administrative services fees                          150,314
-------------------------------------------------------------
Custodian fees                                        460,374
-------------------------------------------------------------
Distribution fees -- Class A                        2,088,534
-------------------------------------------------------------
Distribution fees -- Class B                        2,992,948
-------------------------------------------------------------
Distribution fees -- Class C                          467,775
-------------------------------------------------------------
Transfer agent fees                                 3,524,932
-------------------------------------------------------------
Directors' fees                                        11,697
-------------------------------------------------------------
Other                                                 441,738
=============================================================
    Total expenses                                 16,630,434
=============================================================
Less: Fees waived                                      (6,729)
-------------------------------------------------------------
    Expenses paid indirectly                          (12,283)
=============================================================
    Net expenses                                   16,611,422
=============================================================
Net investment income (loss)                       (7,462,645)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (101,060,685)
-------------------------------------------------------------
  Foreign currencies                                  (63,720)
-------------------------------------------------------------
  Option contracts written                            470,973
=============================================================
                                                 (100,653,432)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                            18,614,141
-------------------------------------------------------------
  Foreign currencies                                  118,501
-------------------------------------------------------------
  Option contracts written                              7,821
=============================================================
                                                   18,740,463
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (81,912,969)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $ (89,375,614)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002              2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,462,645)   $  (11,009,991)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (100,653,432)     (339,476,149)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     18,740,463      (334,408,214)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (89,375,614)     (684,894,354)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (1,427,057)
----------------------------------------------------------------------------------------------
  Class B                                                                 --        (1,483,758)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (173,903)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (52,935,575)      (30,347,996)
----------------------------------------------------------------------------------------------
  Class B                                                       (129,582,901)     (115,804,932)
----------------------------------------------------------------------------------------------
  Class C                                                        (11,592,089)        2,328,723
==============================================================================================
    Net increase (decrease) in net assets                       (283,486,179)     (831,803,277)
==============================================================================================

NET ASSETS:

  Beginning of year                                              860,407,136     1,692,210,413
==============================================================================================
  End of year                                                 $  576,920,957    $  860,407,136
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,007,605,272    $1,209,235,279
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (68,156)          (61,233)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, future contracts and
    option contracts                                            (445,077,218)     (344,487,506)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           14,461,059        (4,279,404)
==============================================================================================
                                                              $  576,920,957    $  860,407,136
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $6,729.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $150,314 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $1,956,652 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $2,088,534, $2,992,948 and $467,775, respectively.

  AIM Distributors retained commissions of $68,451 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $33,037, $489 and $6,784 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $6,862 or services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $12,221 and reductions in custodian fees of $62 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,283.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $37,419,536 were on loan to brokers. The loans were secured by cash collateral of $38,464,554 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $449,339 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $       --    $3,084,718
_______________________________________________________________
===============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments         $    9,896,647
-------------------------------------------------------------
Temporary book/tax differences                        (68,156)
-------------------------------------------------------------
Capital loss carryforward                        (440,512,806)
-------------------------------------------------------------
Capital (par value and additional paid-in)      1,007,605,272
=============================================================
                                               $  576,920,957
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation on foreign currencies and options contracts written of $35,125.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of director compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                               $339,470,549
-----------------------------------------------------------
October 31, 2010                                101,042,257
===========================================================
                                               $440,512,806
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $710,555,601 and $894,076,589, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 47,807,191
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (37,945,669)
=============================================================
Net unrealized appreciation of investment
  securities                                     $  9,861,522
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $563,590,411.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications on October 31, 2002, undistributed net investment income was increased by $7,455,722, undistributed net realized gains increased by $63,720 and paid in capital decreased by $7,519,442. This reclassification had no effect on net assets of the Fund.

NOTE 10--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                         8,708       1,455,067
-------------------------------------------------------------------------------------
Closed                                                         (6,578)       (999,633)
-------------------------------------------------------------------------------------
Exercised                                                      (1,370)       (341,264)
-------------------------------------------------------------------------------------
Expired                                                          (500)        (48,499)
=====================================================================================
End of year                                                       260      $   65,671
_____________________________________________________________________________________
=====================================================================================


Open call option contracts written at October 31, 2002 were as follows:

                                                                                                   OCTOBER 31,
                                                    CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2002         UNREALIZED
ISSUE                                                MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc.                                 Dec-02      $70         260       $65,671       $57,850          $7,821
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 11--CAPITAL STOCK


Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      36,562,699*   $ 523,940,292*    22,586,351    $ 407,568,683
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,053,636       14,789,675      2,605,609       48,789,699
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,832,747       23,276,761      2,107,158       38,028,226
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         62,001        1,403,687
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         68,397        1,494,466
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --          9,643          210,693
==========================================================================================================================
Reacquired:
  Class A                                                     (40,176,531)    (576,875,867)   (24,582,846)    (439,320,366)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,371,814)*   (144,372,576)*   (9,939,010)    (166,089,097)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,644,180)     (34,868,850)    (2,134,027)     (35,910,196)
==========================================================================================================================
                                                              (13,743,443)   $(194,110,565)    (9,216,724)   $(143,824,205)
__________________________________________________________________________________________________________________________
==========================================================================================================================


* Includes automatic conversion of 2,576,415 shares of Class B shares in the amount of $36,815,557 to 2,493,588 shares of Class A shares in the amount of $36,815,557.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                           CLASS A
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001        2000           1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.58       $  24.83    $  23.43       $  17.91       $  16.65
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)      (0.13)      (0.03)(a)      (0.10)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.81)        (10.08)       2.77           6.12           1.74
===============================================================================================================================
    Total from investment operations                             (1.92)        (10.21)       2.74           6.02           1.69
===============================================================================================================================
Less distributions from net realized gains                          --          (0.04)      (1.34)         (0.50)         (0.43)
===============================================================================================================================
Net asset value, end of period                                $  12.66       $  14.58    $  24.83       $  23.43       $  17.91
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (13.17)%       (41.17)%     11.52%         34.43%         10.43%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $335,954       $439,612    $796,992       $388,549       $219,050
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.95%(c)       1.68%       1.62%          1.67%          1.70%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.95%(c)       1.79%       1.63%          1.67%          1.70%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(c)     (0.66)%     (0.10)%        (0.57)%        (0.27)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             98%           134%        110%            93%            97%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $417,706,798.


                                                                                           CLASS B
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001        2000           1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.00       $  23.98    $  22.78       $  17.52       $  16.39
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)(a)      (0.24)      (0.17)(a)      (0.23)(a)      (0.15)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.74)         (9.70)       2.71           5.99           1.71
===============================================================================================================================
    Total from investment operations                             (1.91)         (9.94)       2.54           5.76           1.56
===============================================================================================================================
Less distributions from net realized gains                          --          (0.04)      (1.34)         (0.50)         (0.43)
===============================================================================================================================
Net asset value, end of period                                $  12.09       $  14.00    $  23.98       $  22.78       $  17.52
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (13.64)%       (41.50)%     10.95%         33.69%          9.78%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $206,189       $369,171    $806,409       $425,345       $282,456
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.45%(c)       2.19%       2.16%          2.23%          2.26%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.45%(c)       2.30%       2.17%          2.23%          2.26%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.25)%(c)     (1.16)%     (0.64)%        (1.13)%        (0.83)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             98%           134%        110%            93%            97%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $299,294,766.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                               2002          2001       2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.01       $ 23.98    $ 22.79       $ 17.52       $ 16.39
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.17)(a)     (0.22)     (0.17)(a)     (0.23)(a)     (0.15)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.74)        (9.71)      2.70          6.00          1.71
==========================================================================================================================
    Total from investment operations                            (1.91)        (9.93)      2.53          5.77          1.56
==========================================================================================================================
Less distributions from net realized gains                         --         (0.04)     (1.34)        (0.50)        (0.43)
==========================================================================================================================
Net asset value, end of period                                $ 12.10       $ 14.01    $ 23.98       $ 22.79       $ 17.52
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                (13.63)%      (41.46)%    10.90%        33.69%         9.78%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,778       $51,624    $88,810       $31,356       $11,765
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.45%(c)      2.19%      2.16%         2.23%         2.26%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.45%(c)      2.30%      2.17%         2.23%         2.26%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.25)%(c)    (1.16)%    (0.64)%       (1.13)%       (0.83)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            98%          134%       110%           93%           97%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $46,777,551.

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM International Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Growth Fund (formerly AIM International Equity Fund) (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.20%

Australia-1.76%

Amcor Ltd. (Paper Packaging)                    2,221,000   $   10,020,582
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                       2,300,500       12,370,859
--------------------------------------------------------------------------
BHP Steel Ltd. (Steel)(a)                         276,700          457,593
--------------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                    1,573,000        5,412,205
==========================================================================
                                                                28,261,239
==========================================================================

Canada-9.03%

Biovail Corp. (Pharmaceuticals)(a)                178,900        5,662,185
--------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)         505,600       21,475,263
--------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)         633,000       12,488,557
--------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                     718,800       20,967,499
--------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-10/10/01; Cost $31,678,027)(b)         981,800       35,633,650
--------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      220,600        4,754,347
--------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)               303,700        8,434,054
--------------------------------------------------------------------------
Royal Bank of Canada (Banks)                      267,000        9,323,837
--------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)      1,522,600       22,133,939
--------------------------------------------------------------------------
Thomson Corp. (The) (Publishing)                  160,200        4,446,858
==========================================================================
                                                               145,320,189
==========================================================================

Finland-0.28%

Nokia Oyj (Telecommunications Equipment)          269,100        4,567,991
==========================================================================

France-12.45%

Accor S.A. (Hotels, Resorts & Cruise Lines)       462,100       16,397,309
--------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                    345,200       20,654,493
--------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          638,200       25,431,854
--------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      792,550       12,959,378
--------------------------------------------------------------------------
L'Oreal S.A. (Personal Products)                   62,800        4,674,390
--------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vinters)(a)       61,925        6,270,311
--------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  202,965        8,606,331
--------------------------------------------------------------------------
Publicis Groupe (Advertising)                     413,200        9,406,663
--------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)        198,100        9,313,771
--------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          384,350       23,491,530
--------------------------------------------------------------------------
Thomson S.A. (Consumer Electronics)(a)            226,900        4,179,538
--------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)        262,844       36,188,672
--------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)           406,900       22,715,079
==========================================================================
                                                               200,289,319
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

Germany-5.85%

Altana A.G. (Pharmaceuticals)                     887,340   $   42,438,931
--------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  557,066       19,877,391
--------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               70,565        9,014,226
--------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)       47,650       22,850,943
==========================================================================
                                                                94,181,491
==========================================================================

Hong Kong-1.74%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                     1,080,000        7,165,982
--------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Wireless
  Telecommunication Services)(a)                3,090,000        7,586,978
--------------------------------------------------------------------------
CK Life Sciences International Holdings, Inc.
  (Biotechnology)(a)                               43,200            7,754
--------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                     241,100        6,022,678
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                  1,145,000        7,134,825
==========================================================================
                                                                27,918,217
==========================================================================

India-1.50%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                       308,228       24,151,966
==========================================================================

Ireland-3.45%

Bank of Ireland (Banks)                         3,892,200       43,147,995
--------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            333,500       12,409,535
==========================================================================
                                                                55,557,530
==========================================================================

Israel-2.79%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               579,300       44,855,199
==========================================================================

Italy-7.00%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways &
  Railtracks)(c)                                4,295,000       35,497,445
--------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Banks)                                       1,485,350       17,789,413
--------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)               2,707,949       37,578,197
--------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              5,788,600       21,772,314
==========================================================================
                                                               112,637,369
==========================================================================

Japan-14.47%

Canon, Inc. (Office Electronics)                  604,000       22,290,007
--------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 386,000        8,335,810
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
Japan-(Continued)

Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired
  09/07/01-09/13/01; Cost $17,857,081)(b)         889,000   $   17,274,820
--------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                        234,000       16,506,858
--------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                  553,900       19,853,209
--------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    428,800       29,443,240
--------------------------------------------------------------------------
Kao Corp. (Household Products)                    549,000       12,550,620
--------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     85,200       14,107,250
--------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                    164,300        9,980,340
--------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                1,486,000       11,416,770
--------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           642,700       16,949,061
--------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              920,000       16,450,033
--------------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(a)              961,000       11,612,345
--------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     518,500       12,615,366
--------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        583,900       13,348,465
==========================================================================
                                                               232,734,194
==========================================================================

Mexico-2.20%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           458,100        6,156,864
--------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                         187,000        3,904,560
--------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                           12,103,100        9,493,558
--------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)         219,500        6,694,750
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                  4,251,000        9,107,201
==========================================================================
                                                                35,356,933
==========================================================================

Netherlands-2.21%

TPG N.V. (Air Freight & Logistics)                657,545       10,647,710
--------------------------------------------------------------------------
VNU N.V. (Publishing)                             487,000       13,067,904
--------------------------------------------------------------------------
Wolters Kluwer N.V.-Dutch Ctfs. (Publishing)      678,600       11,895,422
==========================================================================
                                                                35,611,036
==========================================================================

Portugal-1.00%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                   2,654,000       16,024,268
==========================================================================

South Korea-2.69%

Kookmin Bank (Banks)                              435,660       14,450,814
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                        102,300       28,834,559
==========================================================================
                                                                43,285,373
==========================================================================

Spain-4.81%

Altadis, S.A. (Tobacco)(a)                        639,600       13,516,174
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
Spain-(Continued)

Banco Popular Espanol S.A. (Banks)                985,300   $   42,169,807
--------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 06/05/01-10/31/02; Cost
  $16,413,838)(b)                                 968,650       21,764,074
==========================================================================
                                                                77,450,055
==========================================================================

Sweden-1.39%

Skandinaviska Enskilda Banken A.B.-Class A
  (Banks)(a)                                      922,000        8,010,907
--------------------------------------------------------------------------
Svenska Cellulosa A.B.-Class B (Paper
  Products)                                       469,200       14,358,190
==========================================================================
                                                                22,369,097
==========================================================================

Switzerland-2.52%

Adecco S.A. (Employment Services)                 368,380       14,464,857
--------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)               59,165       12,677,356
--------------------------------------------------------------------------
UBS A.G. (Banks)                                  279,960       13,333,685
==========================================================================
                                                                40,475,898
==========================================================================

Taiwan-1.82%

Compal Electronics Inc. (Computer Hardware)     6,931,200        7,710,211
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)          2,624,300        9,491,344
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           9,029,809       12,100,464
==========================================================================
                                                                29,302,019
==========================================================================

United Kingdom-14.24%

BP PLC (Integrated Oil & Gas)                     609,350        3,910,144
--------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    6,464,950       18,415,293
--------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                360,700        4,067,450
--------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)            1,254,225       19,629,875
--------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       763,500       11,375,961
--------------------------------------------------------------------------
Next PLC (Department Stores)                      959,400       13,363,857
--------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)      2,102,160       38,165,051
--------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     7,226,050       24,513,325
--------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)        1,388,500       32,684,046
--------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                    2,212,800       14,225,313
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            897,480        7,233,927
--------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       1,270,875        7,558,377
--------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,598,400        4,959,533
--------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)        2,939,650       29,054,344
==========================================================================
                                                               229,156,496
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,429,332,836)                        1,499,505,879
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-5.01%

STIC Liquid Assets Portfolio(d)                40,273,298   $   40,273,298
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        40,273,298       40,273,298
==========================================================================
    Total Money Market Funds (Cost
      $80,546,596)                                              80,546,596
==========================================================================
TOTAL INVESTMENTS-98.21% (Cost
  $1,509,879,432)                                            1,580,052,475
==========================================================================
OTHER ASSETS LESS LIABILITIES-1.79%                             28,772,568
==========================================================================
NET ASSETS-100.00%                                          $1,608,825,043
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $74,672,544, which represented 4.64% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 100% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Directors.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $1,509,879,432)*    $1,580,052,475
---------------------------------------------------------------------
Foreign currencies, at value (cost $25,635,124)            25,414,312
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         41,366,857
---------------------------------------------------------------------
  Capital stock sold                                       20,291,555
---------------------------------------------------------------------
  Dividends                                                 2,678,389
---------------------------------------------------------------------
Investment for deferred compensation plan                      66,783
---------------------------------------------------------------------
Collateral for securities loaned                          107,456,573
---------------------------------------------------------------------
Other assets                                                   95,431
=====================================================================
     Total assets                                       1,777,422,375
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    21,928,165
---------------------------------------------------------------------
  Capital stock reacquired                                 36,344,491
---------------------------------------------------------------------
  Deferred compensation plan                                   66,783
---------------------------------------------------------------------
  Collateral upon return of securities loaned             107,456,573
---------------------------------------------------------------------
Accrued distribution fees                                   1,281,186
---------------------------------------------------------------------
Accrued directors' fees                                         1,867
---------------------------------------------------------------------
Accrued transfer agent fees                                 1,099,312
---------------------------------------------------------------------
Accrued operating expenses                                    418,955
=====================================================================
     Total liabilities                                    168,597,332
=====================================================================
Net assets applicable to shares outstanding            $1,608,825,043
_____________________________________________________________________
=====================================================================


NET ASSETS:

Class A                                                $1,093,344,415
_____________________________________________________________________
=====================================================================
Class B                                                $  401,287,917
_____________________________________________________________________
=====================================================================
Class C                                                $  114,069,845
_____________________________________________________________________
=====================================================================
Class R                                                $       48,778
_____________________________________________________________________
=====================================================================
Institutional Class                                    $       74,088
_____________________________________________________________________
=====================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                              480,000,000
---------------------------------------------------------------------
  Outstanding                                              86,179,735
_____________________________________________________________________
=====================================================================
Class B:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                              33,392,782
_____________________________________________________________________
=====================================================================
Class C:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                               9,484,757
_____________________________________________________________________
=====================================================================
Class R:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                                   3,845
_____________________________________________________________________
=====================================================================
Institutional Class:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                                   5,818
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $        12.69
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.69 divided by 94.50%)     $        13.43
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $        12.02
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $        12.03
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $        12.69
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $        12.73
_____________________________________________________________________
=====================================================================


* At October 31, 2002, securities with an aggregate market value of $104,068,279 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,253,611)                                          $  26,055,923
--------------------------------------------------------------------
Dividends from affiliated money market funds               1,443,268
--------------------------------------------------------------------
Interest                                                      49,396
--------------------------------------------------------------------
Security lending income                                    1,719,970
====================================================================
    Total investment income                               29,268,557
====================================================================

EXPENSES:

Advisory fees                                             18,179,584
--------------------------------------------------------------------
Administrative services fees                                 310,657
--------------------------------------------------------------------
Custodian fees                                             1,551,222
--------------------------------------------------------------------
Distribution fees -- Class A                               3,866,362
--------------------------------------------------------------------
Distribution fees -- Class B                               5,287,876
--------------------------------------------------------------------
Distribution fees -- Class C                               1,467,969
--------------------------------------------------------------------
Distribution fees -- Class R                                      36
--------------------------------------------------------------------
Transfer agent fees                                        7,422,627
--------------------------------------------------------------------
Transfer agent fees -- Institutional Class                        20
--------------------------------------------------------------------
Directors' fees                                               19,060
--------------------------------------------------------------------
Other                                                        789,249
====================================================================
    Total expenses                                        38,894,662
====================================================================
Less: Fees waived                                           (749,026)
--------------------------------------------------------------------
   Expenses paid indirectly                                  (31,016)
====================================================================
   Net expenses                                           38,114,620
====================================================================
Net investment income (loss)                              (8,846,063)
====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                 (220,824,992)
--------------------------------------------------------------------
  Foreign currencies                                        (506,780)
====================================================================
                                                        (221,331,772)
====================================================================
Change in net unrealized appreciation of:
  Investment securities                                   52,823,026
--------------------------------------------------------------------
  Foreign currencies                                         156,913
====================================================================
                                                          52,979,939
====================================================================
Net gain (loss) from investment securities and
  foreign currencies                                    (168,351,833)
====================================================================
Net increase (decrease) in net assets resulting from
  operations                                           $(177,197,896)
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002              2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (8,846,063)   $    (8,288,201)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (221,331,772)      (324,500,383)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  52,979,939       (590,577,572)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (177,197,896)      (923,366,156)
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (156,825,052)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --        (70,681,276)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --        (18,156,188)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (212,077,269)      (180,428,359)
-----------------------------------------------------------------------------------------------
  Class B                                                       (148,436,124)       (46,358,665)
-----------------------------------------------------------------------------------------------
  Class C                                                        (35,844,117)           589,170
-----------------------------------------------------------------------------------------------
  Class R                                                             49,318                 --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                 80,835                 --
===============================================================================================
    Net increase (decrease) in net assets                       (573,425,253)    (1,395,226,526)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,182,250,296      3,577,476,822
===============================================================================================
  End of year                                                 $1,608,825,043    $ 2,182,250,296
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,114,306,701    $ 2,516,881,207
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (168,216)          (160,057)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (575,399,958)      (351,577,431)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            70,086,516         17,106,577
===============================================================================================
                                                              $1,608,825,043    $ 2,182,250,296
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund"), formerly AIM International Equity Fund, is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $749,026.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $310,657 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $2,948,484 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $3,866,362, $5,287,876, $1,467,969 and $36, respectively.

  AIM Distributors retained commissions of $117,107 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $665,153, $254 and $27,134 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $9,908 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $29,168 and reductions in custodian fees of $1,848 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $31,016.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $104,068,279 were on loan to brokers. The loans were secured by cash collateral of $107,456,573 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $1,719,970 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002         2001
Distributions paid from long-term
  capital gain                          $   --    $245,662,516
______________________________________________________________
==============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments         $   56,901,491
-------------------------------------------------------------
Temporary book/tax differences                       (168,216)
-------------------------------------------------------------
Capital loss carryforward                        (562,214,933)
-------------------------------------------------------------
Capital (par value and additional paid-in)      2,114,306,701
=============================================================
                                               $1,608,825,043
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(86,527).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of director compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
October 31, 2005                               $  4,400,190
-----------------------------------------------------------
October 31, 2006                                  4,587,222
-----------------------------------------------------------
October 31, 2008                                  5,435,313
-----------------------------------------------------------
October 31, 2009                                326,330,819
-----------------------------------------------------------
October 31, 2010                                221,461,389
===========================================================
                                               $562,214,933
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,433,412,579 and $1,742,490,226 respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 172,369,970
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (115,381,952)
=============================================================
Net unrealized appreciation of investment
  securities                                    $  56,988,018
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,523,064,457.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and reclassification of a net operating loss on October 31, 2002, undistributed net investment income was increased by $8,837,904, undistributed net realized gains decreased by $2,490,755 and paid in capital decreased by $6,347,149. This reclassification had no effect on net assets of the Fund.

NOTE 10--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
Sold:
  Class A                                                      369,061,971*   $ 5,206,304,421*    175,580,029    $ 2,950,679,623
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        3,311,442         44,849,213       4,979,371         82,782,098
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       15,573,890        203,220,053      14,086,051        222,470,653
--------------------------------------------------------------------------------------------------------------------------------
  Class R**                                                          3,845             49,318              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                             5,818             80,835              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       7,606,981        146,967,008
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       3,458,005         64,111,410
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         924,281         17,145,423
================================================================================================================================
Issued in connection with acquisitions:****
  Class A                                                               --                 --       2,217,146         33,310,375
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,619,058         23,291,645
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         232,554          3,348,737
================================================================================================================================
Reacquired:
  Class A                                                     (380,070,713)    (5,418,381,690)   (195,871,662)    (3,311,385,365)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (14,343,166)*     (193,285,337)*   (13,584,017)      (216,543,818)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (18,116,304)      (239,064,170)    (15,412,641)      (242,375,643)
================================================================================================================================
                                                               (24,573,217)   $  (396,227,357)    (14,164,844)   $  (226,197,854)
________________________________________________________________________________________________________________________________
================================================================================================================================

* Includes automatic conversion of 698,495 shares of Class B shares in the amount of $9,377,577 to 660,780 shares of Class A shares in the amount of $9,377,577.
**   Class R shares commenced sales on June 3, 2002.
***  Institutional shares commenced sales on March 15, 2002.
**** As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Japan Growth Fund pursuant to a plan of reorganization approved by AIM Japan Growth Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 4,068,758 shares of the Fund for 9,652,967 shares of AIM Japan Growth Fund outstanding as of the close of business on September 7, 2001. AIM Japan Growth Fund net assets at that date of $59,950,757 including $(9,557,579) of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,282,502,806.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2002              2001              2000              1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    14.45        $    21.60        $    21.73        $    17.59        $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)         (0.01)             0.08(a)          (0.03)             0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (1.73)            (5.66)             0.72              4.49              0.96
=================================================================================================================================
    Total from investment operations                (1.76)            (5.67)             0.80              4.46              1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --                --                --             (0.11)            (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             (1.48)            (0.93)            (0.21)               --
=================================================================================================================================
    Total distributions                                --             (1.48)            (0.93)            (0.32)            (0.06)
=================================================================================================================================
Net asset value, end of period                 $    12.69        $    14.45        $    21.60        $    21.73        $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (12.18)%          (27.96)%            3.16%            25.73%             6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,093,344        $1,404,269        $2,325,636        $2,058,419        $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   1.70%(c)          1.57%             1.44%             1.48%             1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                1.74%(c)          1.61%             1.48%             1.52%             1.49%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.21)%(c)        (0.04)%            0.30%            (0.14)%            0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                77%               85%               87%               86%               78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,288,787,374.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                         2002            2001            2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.78        $  20.81        $  21.11        $  17.13         $  16.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.12)(a)       (0.13)          (0.11)(a)       (0.17)(a)        (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (1.64)          (5.42)           0.74            4.36             0.95
=================================================================================================================================
    Total from investment operations                      (1.76)          (5.55)           0.63            4.19             0.86
=================================================================================================================================
Less distributions from net realized gains                   --           (1.48)          (0.93)          (0.21)              --
=================================================================================================================================
Net asset value, end of period                         $  12.02        $  13.78        $  20.81        $  21.11         $  17.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (12.77)%        (28.48)%          2.42%          24.72%            5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $401,288        $612,125        $997,843        $887,106         $744,987
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.40%(c)        2.27%           2.18%           2.27%            2.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.44%(c)        2.31%           2.22%           2.31%            2.26%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.91)%(c)      (0.75)%         (0.44)%         (0.93)%          (0.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      77%             85%             87%             86%              78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $528,787,574.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                         2002            2001            2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.79        $  20.82        $  21.13        $  17.14         $ 16.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.12)(a)       (0.13)          (0.11)(a)       (0.17)(a)       (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (1.64)          (5.42)           0.73            4.37            0.96
=================================================================================================================================
    Total from investment operations                      (1.76)          (5.55)           0.62            4.20            0.87
=================================================================================================================================
Less distributions from net realized gains                   --           (1.48)          (0.93)          (0.21)             --
=================================================================================================================================
Net asset value, end of period                         $  12.03        $  13.79        $  20.82        $  21.13         $ 17.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (12.76)%        (28.47)%          2.37%          24.76%           5.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $114,070        $165,857        $253,998        $118,208         $58,579
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.40%(c)        2.27%           2.18%           2.27%           2.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.44%(c)        2.31%           2.22%           2.31%           2.26%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.91)%(c)      (0.75)%         (0.44)%         (0.93)%         (0.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      77%             85%             87%             86%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $146,796,937.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 15.27
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.56)
===========================================================================
    Total from investment operations                               (2.58)
===========================================================================
Net asset value, end of period                                   $ 12.69
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (16.90)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    49
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.89%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               1.93%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.40)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               77%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,496.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 15.09
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.03(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (2.39)
=================================================================================
    Total from investment operations                                  (2.36)
=================================================================================
Net asset value, end of period                                      $ 12.73
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (15.64)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $    74
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.16%(c)
---------------------------------------------------------------------------------
  Without fee waivers                                                  1.20%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.33%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  77%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $30,604.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-87.01%

AUSTRALIA-17.58%

Amcor Ltd. (Paper Packaging)                        414,400   $  2,157,628
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                           334,400      1,894,046
--------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                               24,740         52,548
--------------------------------------------------------------------------
Boral Ltd. (Construction Materials)                 261,000        778,401
--------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                 232,000        827,096
--------------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)                87,500      1,856,311
--------------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)              156,376      1,930,154
--------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                       759,200      1,650,598
--------------------------------------------------------------------------
St. George Bank Ltd. (Banks)                         81,700      1,013,545
--------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                       425,800      1,883,502
--------------------------------------------------------------------------
Wesfarmers Ltd. (Industrial Conglomerates)           96,900      1,487,461
--------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)                       178,500      1,444,962
==========================================================================
                                                                16,976,252
==========================================================================

BERMUDA-8.26%

Esprit Holdings Ltd. (Apparel Retail)             1,079,000      2,116,758
--------------------------------------------------------------------------
Johnson Electric Holdings Ltd. (Electrical
  Components & Equipment)                         1,953,000      2,103,487
--------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                     1,406,000      1,577,436
--------------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                            737,000        365,705
--------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                 1,385,000      1,065,514
--------------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)        6,828,000        744,167
==========================================================================
                                                                 7,973,067
==========================================================================

CAYMAN ISLANDS-3.39%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                        910,000      2,257,775
--------------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)
  (Acquired 03/21/01; Cost $113,601)(a)(b)          744,000        161,220
--------------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(a)        3,400,000        854,463
==========================================================================
                                                                 3,273,458
==========================================================================

CHINA-2.53%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                        2,790,000      1,287,849
--------------------------------------------------------------------------
Travelsky Technology Ltd.-Class H
  (Diversified Commercial Services) (Acquired
  02/01/01-01/14/03; $427,718)(b)                   675,000        404,616
--------------------------------------------------------------------------
Tsingtao Brewery Co. Ltd.-Class H (Brewers)       1,146,000        749,399
==========================================================================
                                                                 2,441,864
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

HONG KONG-8.21%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                         109,000   $    602,368
--------------------------------------------------------------------------
China Pharmaceutical Enterprise and
  Investment Corp. Ltd. (Pharmaceuticals)         2,496,000        696,085
--------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                        20,600        540,132
--------------------------------------------------------------------------
Dah Sing Financial Group (Banks)                    284,400      1,298,189
--------------------------------------------------------------------------
Fountain Set (Holdings) Ltd. (Textiles)           3,654,000      2,483,148
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                         122,000        572,531
--------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/29/02-08/09/02;
  Cost $1,077,163)(b)                             1,378,000      1,731,544
==========================================================================
                                                                 7,923,997
==========================================================================

INDIA-9.71%

Bajaj Auto Ltd. (Motorcycle Manufacturers)(a)        60,000        612,426
--------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.
  (Pharmaceuticals)                                  74,000      1,366,076
--------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                          125,700      2,058,966
--------------------------------------------------------------------------
Hindustan Lever Ltd. (Household Products)           338,000      1,031,071
--------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                          31,769      1,873,545
--------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)         170,960      2,438,673
==========================================================================
                                                                 9,380,757
==========================================================================

INDONESIA-0.06%

Lippo Bank (Banks)(a)                             1,181,296         61,274
==========================================================================

NETHERLANDS-2.28%

James Hardie Industries N.V. (Construction
  Materials)                                        534,600      2,197,296
==========================================================================

PHILIPPINES-1.15%

SM Prime Holdings, Inc. (Real Estate
  Management & Development)                      11,876,900      1,109,039
==========================================================================

SINGAPORE-7.80%

Keppel Corp. Ltd. (Industrial Conglomerates)        769,000      1,933,937
--------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                       1,800,000      1,816,798
--------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks)                   257,000      1,507,119
--------------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Equipment &
  Instruments)                                      273,000      2,278,271
==========================================================================
                                                                 7,536,125
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-11.40%

Cheil Communications Inc. (Advertising)(a)            8,740   $    759,218
--------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                    44,190      1,509,992
--------------------------------------------------------------------------
Hana Bank (Banks)                                    88,600        762,347
--------------------------------------------------------------------------
Hyundai Motor Co. Ltd. (Automobile
  Manufacturers)                                     22,400        529,337
--------------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Brewers)           46,289      1,010,011
--------------------------------------------------------------------------
Kookmin Bank (Banks)(a)                              44,300      1,243,829
--------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                   49,530      1,643,523
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                                 9,920      2,491,231
--------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)            8,900      1,062,577
==========================================================================
                                                                11,012,065
==========================================================================

TAIWAN-11.32%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)(a)                                   566,000      1,615,983
--------------------------------------------------------------------------
Compal Electronics Inc. (Computer Hardware)       1,915,000      2,066,112
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)              380,200      1,189,148
--------------------------------------------------------------------------
MediaTeK Inc. (Semiconductors)(a)                   216,000      1,766,427
--------------------------------------------------------------------------
Nien Made Enterprise Co., Ltd. (Consumer
  Electronics)(a)                                   514,520      1,085,143
--------------------------------------------------------------------------
Quanta Computer Inc. (Computer Hardware)            570,050        997,792
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                             1,609,544      2,207,638
==========================================================================
                                                                10,928,243
==========================================================================

THAILAND-3.32%

Advanced Info Service PCL (Wireless
  Telecommunication Services)                     1,190,000      1,251,607
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
THAILAND-(CONTINUED)

Delta Electronics (Thailand) PCL (Electronic
  Equipment & Instruments) (Acquired
  01/07/02; Cost $792,056)(b)(c)                  1,102,000   $    734,066
--------------------------------------------------------------------------
Land and Houses PCL (Homebuilding)                3,630,000        653,290
--------------------------------------------------------------------------
Siam Cement PCL (The) (Construction
  Materials)(a)                                     190,000        563,983
==========================================================================
                                                                 3,202,946
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $75,302,036)                              84,016,383
==========================================================================

MONEY MARKET FUNDS-8.97%

STIC Liquid Assets Portfolio(d)                   4,329,440      4,329,440
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                           4,329,440      4,329,440
==========================================================================
    Total Money Market Funds (Cost
      $8,658,880)                                                8,658,880
==========================================================================
TOTAL INVESTMENTS-95.98% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $83,960,916)                    92,675,263
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.10%

STIC Liquid Assets Portfolio(d)(e)                4,393,989      4,393,989
--------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                        4,393,988      4,393,988
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,787,977)                                          8,787,977
==========================================================================
TOTAL INVESTMENTS-105.08% (Cost $92,748,893)                   101,463,240
==========================================================================
OTHER ASSETS LESS LIABILITIES-(5.08%)                           (4,903,238)
==========================================================================
NET ASSETS-100.00%                                            $ 96,560,002
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $3,031,446, which represented 3.14% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $92,748,893)*                                $101,463,240
-----------------------------------------------------------
Foreign currencies, at value (cost
  $1,008,831)                                     1,005,167
-----------------------------------------------------------
Receivables for:
  Investments sold                                  743,465
-----------------------------------------------------------
  Capital stock sold                              4,749,700
-----------------------------------------------------------
  Dividends                                         226,907
-----------------------------------------------------------
Investment for deferred compensation plan            21,858
-----------------------------------------------------------
Other assets                                         42,922
===========================================================
     Total assets                               108,253,259
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             797,590
-----------------------------------------------------------
  Capital stock reacquired                        1,818,572
-----------------------------------------------------------
  Deferred compensation plan                         21,858
-----------------------------------------------------------
  Collateral upon return of securities
     loaned                                       8,787,977
-----------------------------------------------------------
Accrued distribution fees                            65,239
-----------------------------------------------------------
Accrued directors' fees                                 700
-----------------------------------------------------------
Accrued transfer agent fees                         102,901
-----------------------------------------------------------
Accrued operating expenses                           98,420
===========================================================
     Total liabilities                           11,693,257
===========================================================
Net assets applicable to shares outstanding    $ 96,560,002
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)     $173,924,695
-----------------------------------------------------------
Undistributed net investment income (loss)          (14,158)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (86,063,096)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               8,712,561
===========================================================
                                               $ 96,560,002
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 74,643,898
___________________________________________________________
===========================================================
Class B                                        $ 17,161,024
___________________________________________________________
===========================================================
Class C                                        $  4,755,080
___________________________________________________________
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     8,819,953
___________________________________________________________
===========================================================
Class B:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     2,097,335
___________________________________________________________
===========================================================
Class C:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                       583,109
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.46
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.46 divided by
       94.50%)                                 $       8.95
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.18
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.15
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $8,325,656 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $60,194)           $1,076,716
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        37,816
--------------------------------------------------------------------------
Interest                                                             4,952
--------------------------------------------------------------------------
Security lending income                                              5,424
==========================================================================
     Total investment income                                     1,124,908
==========================================================================


EXPENSES:

Advisory fees                                                      435,847
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      90,303
--------------------------------------------------------------------------
Distribution fees -- Class A                                       117,894
--------------------------------------------------------------------------
Distribution fees -- Class B                                        93,546
--------------------------------------------------------------------------
Distribution fees -- Class C                                        28,401
--------------------------------------------------------------------------
Transfer agent fees                                                345,203
--------------------------------------------------------------------------
Directors' fees                                                      4,243
--------------------------------------------------------------------------
Other                                                              129,213
==========================================================================
     Total expenses                                              1,269,445
==========================================================================
Less: Fees waived and expenses paid indirectly                    (156,571)
==========================================================================
     Net expenses                                                1,112,874
==========================================================================
Net investment income                                               12,034
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                           (879,505)
--------------------------------------------------------------------------
  Foreign currencies                                               (24,615)
==========================================================================
                                                                  (904,120)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                          2,815,597
--------------------------------------------------------------------------
  Foreign currencies                                                23,516
==========================================================================
                                                                 2,839,113
==========================================================================
Net gain from investment securities and foreign currencies       1,934,993
==========================================================================
Net increase in net assets resulting from operations            $1,947,027
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     12,034    $   (644,688)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (904,120)     (1,874,392)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            2,839,113       6,142,476
==========================================================================================
    Net increase in net assets resulting from operations         1,947,027       3,623,396
==========================================================================================
Share transactions-net:
  Class A                                                       10,078,141      (1,562,080)
------------------------------------------------------------------------------------------
  Class B                                                       (2,645,723)     (5,905,946)
------------------------------------------------------------------------------------------
  Class C                                                       (1,560,540)        686,025
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          5,871,878      (6,782,001)
==========================================================================================
    Net increase (decrease) in net assets                        7,818,905      (3,158,605)
==========================================================================================

NET ASSETS:

  Beginning of period                                           88,741,097      91,899,702
==========================================================================================
  End of period                                               $ 96,560,002    $ 88,741,097
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.25%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $155,836.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $200,518 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares

(collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $117,894, $93,546, and $28,401, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $0 in front-end sales commissions from the sale of Class A shares and $69,163, $0 and $2,985 for Class A, Class B shares and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $735 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $735.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $8,325,656 were on loan to brokers. The loans were secured by cash collateral of $8,787,977 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $5,424 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2005                              $54,943,768
----------------------------------------------------------
October 31, 2009                               27,317,937
----------------------------------------------------------
October 31, 2010                                1,617,552
==========================================================
Total capital loss carryforward               $83,879,257
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $26,689,265 and $28,014,420, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $12,840,574
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (5,103,810)
===========================================================================
Net unrealized appreciation of investment securities            $ 7,736,764
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $93,726,476.


NOTE 9--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 31, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      24,736,984    $ 211,132,523     36,470,984    $ 349,896,882
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         820,878        6,773,895      2,963,386       28,352,153
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,762,802       39,429,407     10,574,444       98,792,151
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          88,314          759,047        369,580        3,681,223
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (91,521)        (759,047)      (381,540)      (3,681,223)
==========================================================================================================================
Reacquired:
  Class A                                                     (23,366,270)    (201,813,429)   (36,664,943)    (355,140,185)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,039,404)      (8,660,571)    (3,215,765)     (30,576,876)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,909,034)     (40,989,947)   (10,405,450)     (98,106,126)
==========================================================================================================================
                                                                1,002,749    $   5,871,878       (289,304)   $  (6,782,001)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                                SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                     YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                APRIL 30,        --------------------------------------------      OCTOBER 31,
                                                   2003            2002        2001        2000        1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  8.53         $  8.59     $ 10.70     $ 10.76     $  7.69          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.01           (0.04)(a)   (0.01)(a)   (0.07)(a)   (0.03)(a)         0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.08)          (0.02)      (2.06)       0.01        3.14            (2.36)
=================================================================================================================================
    Total from investment operations               (0.07)          (0.06)      (2.07)      (0.06)       3.11            (2.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --              --          --          --       (0.04)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --       (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $  8.46         $  8.53     $  8.59     $ 10.70     $ 10.76          $  7.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (0.82)%         (0.70)%    (19.46)%     (0.56)%     40.66%          (23.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $74,644         $62,806     $61,729     $93,755     $25,420          $ 7,716
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  2.25%(c)        2.25%       2.02%       1.92%       1.92%            1.92%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                               2.59%(c)        2.49%       2.37%       2.06%       2.72%            4.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                0.20%(c)       (0.41)%     (0.06)%     (0.57)%     (0.50)%           0.70%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            32%            114%         73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratio are annualized and based on average daily net assets of $67,926,280.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED OCTOBER 31,                      COMMENCED) TO
                                        APRIL 30,        -------------------------------------------------         OCTOBER 31,
                                           2003           2002          2001          2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  8.27         $  8.38       $ 10.50       $ 10.65       $  7.63            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.02)          (0.10)(a)     (0.07)(a)     (0.17)(a)     (0.13)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (0.07)          (0.01)        (2.01)         0.02          3.16             (2.36)
=================================================================================================================================
    Total from investment operations       (0.09)          (0.11)        (2.08)        (0.15)         3.03             (2.37)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        --              --            --            --         (0.01)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --              --         (0.04)           --            --                --
=================================================================================================================================
Net asset value, end of period           $  8.18         $  8.27       $  8.38       $ 10.50       $ 10.65            $ 7.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (1.09)%         (1.31)%      (19.92)%       (1.41)%       39.76%           (23.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $17,161         $19,916       $25,479       $39,852       $12,070            $3,030
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          2.90%(c)        2.90%         2.67%         2.67%         2.79%             2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       3.24%(c)        3.14%         3.02%         2.76%         3.59%             5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (0.45)%(c)      (1.06)%       (0.72)%       (1.32)%       (1.37)%           (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    32%            114%           73%           64%          142%               79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,864,273.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                               SIX MONTHS                                                        (DATE OPERATIONS
                                                 ENDED                    YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                               APRIL 30,        -------------------------------------------        OCTOBER 31,
                                                  2003           2002        2001         2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 8.25         $ 8.37      $ 10.49      $10.63      $ 7.61          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.02)         (0.10)(a)    (0.07)(a)   (0.17)(a)   (0.13)(a)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.08)         (0.02)       (2.01)       0.03        3.16            (2.38)
=================================================================================================================================
    Total from investment operations              (0.10)         (0.12)       (2.08)      (0.14)       3.03            (2.39)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --             --           --          --       (0.01)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             --        (0.04)         --          --               --
=================================================================================================================================
Net asset value, end of period                   $ 8.15         $ 8.25      $  8.37      $10.49      $10.63          $  7.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   (1.21)%        (1.43)%     (19.94)%     (1.32)%     39.86%          (23.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $4,755         $6,019      $ 4,692      $6,797      $5,008          $   686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.90%(c)       2.90%        2.67%       2.67%       2.79%            2.80%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              3.24%(c)       3.14%        3.02%       2.76%       3.59%            5.75%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.45)%(c)     (1.06)%      (0.72)%     (1.32)%     (1.37)%          (0.18)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           32%           114%          73%         64%        142%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,727,217.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.34%

BELGIUM-2.84%

Colruyt N.V. (Food Retail)                         86,400   $  5,656,155
------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                    201,334      6,573,257
========================================================================
                                                              12,229,412
========================================================================

BERMUDA-2.05%

Willis Group Holdings Ltd. (Insurance
  Brokers)                                        282,600      8,814,294
========================================================================

CZECH REPUBLIC-0.78%

Komercni Banka A.S. (Banks)                        47,870      3,343,031
========================================================================

DENMARK-0.52%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        61,600      2,233,933
========================================================================

FRANCE-6.74%

Autoroutes du Sud de la France (Highways &
  Railtracks)(a)                                   90,000      2,465,410
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     48,533      2,469,589
------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)           28,400      1,143,780
------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         46,425      4,082,548
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   42,905      2,011,949
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           75,250      4,497,124
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  61,369      8,062,460
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            65,000      4,240,674
========================================================================
                                                              28,973,534
========================================================================

GERMANY-7.59%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)                                    42,875      3,696,061
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      87,400      4,311,492
------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                 126,940      2,275,164
------------------------------------------------------------------------
Deutsche Boerse A.G. (Diversified Financial
  Services)                                       122,000      5,729,144
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        5,730      2,114,215
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)         119,000     11,447,957
------------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)          58,400      3,062,431
========================================================================
                                                              32,636,464
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GREECE-1.90%

Coca-Cola Hellenic Bottling Co. S.A. (Soft
  Drinks)                                          74,000      1,083,886
------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Wireless
  Telecommunication Services)                     184,700   $  1,916,442
------------------------------------------------------------------------
Vodafone Panafon S.A. (Wireless
  Telecommunication Services)                     812,700      5,161,302
========================================================================
                                                               8,161,630
========================================================================

HUNGARY-2.16%

Gedeon Richter Rt. (Pharmaceuticals)(a)            62,600      4,544,465
------------------------------------------------------------------------
OTP Bank Rt. (Banks)                              439,900      4,720,343
========================================================================
                                                               9,264,808
========================================================================

IRELAND-11.04%

Anglo Irish Bank Corp. PLC (Banks)              2,008,250     15,134,160
------------------------------------------------------------------------
Bank of Ireland (Banks)                           425,300      5,207,031
------------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)                333,000      4,132,833
------------------------------------------------------------------------
Fyffes PLC (Food Distributors)                  2,377,100      3,694,391
------------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(b)                              1,975,680      7,775,707
------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)            431,600      3,498,647
------------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                                 182,500      1,444,697
------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)                                           85,000      1,259,260
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            134,100      5,319,747
========================================================================
                                                              47,466,473
========================================================================

ISRAEL-0.85%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             54,000      2,471,040
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                25,000      1,167,500
========================================================================
                                                               3,638,540
========================================================================

ITALY-8.57%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                         420,000      5,715,056
------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)                                    131,300      4,536,322
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                 593,214      8,469,991
------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     779,600      9,501,211
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
ITALY-(CONTINUED)

Saeco International Group S.p.A. (Household
  Appliances)(a)                                1,228,400   $  4,711,016
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                888,900      3,896,006
========================================================================
                                                              36,829,602
========================================================================

NETHERLANDS-1.38%

Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                 687,000      4,578,083
------------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)         28,900      1,337,762
========================================================================
                                                               5,915,845
========================================================================

NORWAY-0.97%

Ekornes A.S.A. (Home Furnishings)                 310,400      4,169,658
========================================================================

PORTUGAL-0.41%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                    247,700      1,775,271
========================================================================

RUSSIA-1.11%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                    120,200      4,791,172
========================================================================

SPAIN-11.39%

Altadis, S.A. (Tobacco)                           214,300      5,534,964
------------------------------------------------------------------------
Amadeus Global Travel Distribution S.A.-Class
  A (Data Processing Services)                    631,950      3,165,493
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                144,600      7,023,260
------------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Publishing)                               131,900      2,949,548
------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                      648,000      6,086,042
------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired
  06/25/02-04/23/03; Cost $2,316,349)(c)          358,400      2,600,718
------------------------------------------------------------------------
Gamesa Corporacion Tecnologica, S.A.
  (Electric Utilities)(a)                         170,000      3,491,714
------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                    170,230      3,258,521
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                    407,900     10,845,416
------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts & Cruise
  Lines)                                          224,000      2,016,158
------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)           136,500      1,991,699
========================================================================
                                                              48,963,533
========================================================================

SWEDEN-1.98%

Axfood A.B. (Food Retail)                         116,100      2,178,744
------------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                   248,100      2,708,316
------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                      488,350      3,623,841
========================================================================
                                                               8,510,901
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SWITZERLAND-2.49%

Actelion Ltd. (Biotechnology)(a)                   35,000   $  2,244,683
------------------------------------------------------------------------
Centerpulse A.G. (Health Care Equipment)(a)        22,800      4,992,025
------------------------------------------------------------------------
Synthes-Stratec, Inc. (Health Care
  Equipment)(a)                                     2,023      1,277,260
------------------------------------------------------------------------
UBS A.G. (Banks)                                   46,400      2,204,874
========================================================================
                                                              10,718,842
========================================================================

UNITED KINGDOM-25.57%

Barratt Developments PLC (Homebuilding)           273,000      1,825,653
------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial Services)       187,100      1,348,490
------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                  1,158,900      5,895,930
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    2,202,200      5,857,303
------------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)            138,000        996,818
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                 627,450      6,153,453
------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)              646,120      4,512,699
------------------------------------------------------------------------
ICAP PLC (Diversified Financial Services)         331,200      5,152,915
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              432,030      7,236,688
------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                        567,700      5,179,527
------------------------------------------------------------------------
Johnston Press PLC (Publishing)                   813,100      4,884,647
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       286,300      4,832,291
------------------------------------------------------------------------
New Look Group PLC (Apparel Retail)               287,125      1,125,985
------------------------------------------------------------------------
Next PLC (Department Stores)                      237,300      3,581,945
------------------------------------------------------------------------
Northern Rock PLC (Banks)                         105,500      1,207,651
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        289,165      5,105,019
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       708,700      2,120,232
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          215,000      5,644,511
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            573,000      3,685,190
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         790,150      5,274,547
------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,307,100      4,140,505
------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)      297,750      5,335,180
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                        530,100      3,879,544
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             567,600      5,584,660
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   3,001,300      5,930,013
------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                       1,145,550      3,418,001
========================================================================
                                                             109,909,397
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $322,177,552)                          388,346,340
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-12.42%

STIC Liquid Assets Portfolio(d)                26,706,013   $ 26,706,013
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        26,706,013     26,706,013
========================================================================
    Total Money Market Funds (Cost
      $53,412,026)                                            53,412,026
========================================================================
TOTAL INVESTMENTS-102.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $375,589,578)                441,758,366
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.96%

STIC Liquid Assets Portfolio(d)(e)             55,715,550   $ 55,715,550
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $55,715,550)                                      55,715,550
========================================================================
TOTAL INVESTMENTS-115.72% (Cost $431,305,128)                497,473,916
========================================================================
OTHER ASSETS LESS LIABILITIES-(15.72%)                       (67,585,462)
========================================================================
NET ASSETS-100.00%                                          $429,888,454
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 04/30/03 represented 0.60% of the Fund's net assets. This security is not considered to be illiquid.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $431,305,128)*                                $497,473,916
------------------------------------------------------------
Foreign currencies, at value (cost
  $1,829,695)                                      1,856,341
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,278,179
------------------------------------------------------------
  Capital stock sold                               5,431,698
------------------------------------------------------------
  Dividends and interest                           1,499,444
------------------------------------------------------------
Investment for deferred compensation plan             27,037
------------------------------------------------------------
Other assets                                          35,288
============================================================
    Total assets                                 507,601,903
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,520,830
------------------------------------------------------------
  Capital stock reacquired                        11,810,857
------------------------------------------------------------
  Deferred compensation plan                          27,037
------------------------------------------------------------
  Collateral upon return of securities loaned     55,715,550
------------------------------------------------------------
Accrued distribution fees                            291,263
------------------------------------------------------------
Accrued directors' fees                                  958
------------------------------------------------------------
Accrued transfer agent fees                          275,243
------------------------------------------------------------
Accrued operating expenses                            71,711
============================================================
    Total liabilities                             77,713,449
============================================================
Net assets applicable to shares outstanding     $429,888,454
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)      $544,546,979
------------------------------------------------------------
Undistributed net investment income (loss)        (1,536,608)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (179,286,079)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               66,164,162
============================================================
                                                $429,888,454
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $308,218,392
____________________________________________________________
============================================================
Class B                                         $ 93,247,529
____________________________________________________________
============================================================
Class C                                         $ 28,019,839
____________________________________________________________
============================================================
Class R                                         $    402,694
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     18,865,083
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      5,923,963
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      1,779,381
____________________________________________________________
============================================================
Class R:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                         24,686
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      16.34
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.34 divided by
      94.50%)                                   $      17.29
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                       $      15.74
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                       $      15.75
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                       $      16.31
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $53,007,304 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $309,119)        $  2,663,324
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       155,712
--------------------------------------------------------------------------
Security lending income                                             55,861
==========================================================================
    Total investment income                                      2,874,897
==========================================================================

EXPENSES:

Advisory fees                                                    1,841,124
--------------------------------------------------------------------------
Administrative services fees                                        57,431
--------------------------------------------------------------------------
Custodian fees                                                     223,796
--------------------------------------------------------------------------
Distribution fees -- Class A                                       472,671
--------------------------------------------------------------------------
Distribution fees -- Class B                                       457,360
--------------------------------------------------------------------------
Distribution fees -- Class C                                       129,660
--------------------------------------------------------------------------
Distribution fees -- Class R                                           258
--------------------------------------------------------------------------
Transfer agent fees                                              1,036,159
--------------------------------------------------------------------------
Directors' fees                                                      4,924
--------------------------------------------------------------------------
Other                                                              156,239
==========================================================================
    Total expenses                                               4,379,622
==========================================================================
Less: Fees waived and expenses paid indirectly                      (4,965)
==========================================================================
    Net expenses                                                 4,374,657
==========================================================================
Net investment income (loss)                                    (1,499,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (15,514,074)
--------------------------------------------------------------------------
  Foreign currencies                                               528,488
==========================================================================
                                                               (14,985,586)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         36,531,351
--------------------------------------------------------------------------
  Foreign currencies                                               (59,265)
==========================================================================
                                                                36,472,086
==========================================================================
Net gain from investment securities and foreign currencies      21,486,500
==========================================================================
Net increase in net assets resulting from operations          $ 19,986,740
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,499,760)   $  (2,138,702)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (14,985,586)     (58,034,155)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            36,472,086       53,982,841
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  19,986,740       (6,190,016)
============================================================================================
Share transactions-net:
  Class A                                                         9,349,681      125,417,383
--------------------------------------------------------------------------------------------
  Class B                                                        (7,896,786)      (2,223,760)
--------------------------------------------------------------------------------------------
  Class C                                                          (513,781)      (4,011,667)
--------------------------------------------------------------------------------------------
  Class R                                                           375,042           16,969
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 1,314,156      119,198,925
============================================================================================
    Net increase in net assets                                   21,300,896      113,008,909
============================================================================================

NET ASSETS:

  Beginning of period                                           408,587,558      295,578,649
============================================================================================
  End of period                                               $ 429,888,454    $ 408,587,558
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund, (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,085.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $57,431 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $556,842 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid $472,671, $457,360, $129,660 and $258, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $26,311 in front-end sales commissions from the sale of Class A shares and $93,666, $52 and $1,868 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,579 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,880 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,880.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $53,007,304 were on loan to brokers. The loans were secured by cash collateral of $55,715,550 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $55,861 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2007                              $  1,620,590
----------------------------------------------------------
October 31, 2009                               102,524,677
----------------------------------------------------------
October 31, 2010                                58,633,126
==========================================================
Total capital loss carryforward               $162,778,393
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $154,786,463 and $164,905,464, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $67,853,103
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,263,697)
===========================================================
Net unrealized appreciation of investment
  securities                                    $65,589,406
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $431,884,510.

NOTE 9--CAPITAL STOCK

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      43,111,136    $ 661,526,325     37,092,178    $ 609,947,178
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         404,665        6,003,606        889,627       14,708,041
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,561,643       38,084,908      2,584,399       41,058,289
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        230,171        3,511,338            992           17,020
==========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                              --               --      9,495,949      145,720,423
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        867,993       12,890,199
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        104,957        1,559,763
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         102,356        1,577,918        130,942        2,186,186
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (106,058)      (1,577,918)      (137,878)      (2,186,186)
==========================================================================================================================
Reacquired:
  Class A                                                     (42,542,762)    (653,754,562)   (38,067,728)    (632,436,404)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (837,275)     (12,322,474)    (1,710,546)     (27,635,814)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,593,205)     (38,598,689)    (2,905,211)     (46,629,719)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (206,474)      (3,136,296)            (3)             (51)
==========================================================================================================================
                                                                  124,197    $   1,314,156      8,345,671    $ 119,198,925
__________________________________________________________________________________________________________________________
==========================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Euroland Growth Fund pursuant to a plan of reorganization approved by AIM Euroland Growth Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 10,468,899 shares of the Fund for 22,408,695 shares of AIM Euroland Growth Fund outstanding as of the close of business on September 20, 2002. AIM Euroland Growth Fund's net assets at that date of $160,170,385 including ($26,495,326) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $244,433,808.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                        SIX MONTHS                                                                 (DATE SALES
                                          ENDED                         YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                        APRIL 30,        ----------------------------------------------------      OCTOBER 31,
                                           2003            2002           2001           2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  15.60        $  16.52       $  23.59       $  16.42       $ 12.96        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.07)(a)      (0.06)(a)      (0.21)(a)     (0.11)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.78           (0.85)         (7.01)          7.38          3.58           3.04
=================================================================================================================================
    Total from investment operations         0.74           (0.92)         (7.07)          7.17          3.47           2.96
=================================================================================================================================
Less dividends from net investment
  income                                       --              --             --             --         (0.01)            --
=================================================================================================================================
Net asset value, end of period           $  16.34        $  15.60       $  16.52       $  23.59       $ 16.42        $ 12.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.74%          (5.57)%       (29.97)%        43.67%        26.81%         29.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $308,218        $283,812       $157,651       $273,605       $99,148        $76,686
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.06%(c)        1.93%          1.83%          1.69%         1.88%          1.98%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.58)%(c)      (0.42)%        (0.32)%        (0.82)%       (0.69)%        (0.58)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,336,302.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 3, 1997
                                         SIX MONTHS                                                                (DATE SALES
                                           ENDED                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                         APRIL 30,        ---------------------------------------------------      OCTOBER 31,
                                            2003           2002           2001           2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 15.08         $ 16.07       $  23.11       $  16.20       $ 12.87        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.09)(a)       (0.18)(a)      (0.19)(a)      (0.38)(a)     (0.22)         (0.18)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.75           (0.81)         (6.85)          7.29          3.55           3.05
=================================================================================================================================
    Total from investment operations         0.66           (0.99)         (7.04)          6.91          3.33           2.87
=================================================================================================================================
Net asset value, end of period            $ 15.74         $ 15.08       $  16.07       $  23.11       $ 16.20        $ 12.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              4.38%          (6.16)%       (30.46)%        42.65%        25.87%         28.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $93,248         $97,436       $105,324       $169,614       $67,074        $50,121
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      2.71%(c)        2.58%          2.50%          2.39%         2.63%          2.72%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.23)%(c)      (1.07)%        (0.98)%        (1.52)%       (1.44)%        (1.32)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     42%             94%            99%           112%          122%            93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $92,229,998.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                          --------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 3, 1997
                                          SIX MONTHS                                                              (DATE SALES
                                            ENDED                       YEAR ENDED OCTOBER 31,                   COMMENCED) TO
                                          APRIL 30,        -------------------------------------------------      OCTOBER 31,
                                             2003           2002          2001          2000          1999            1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 15.09         $ 16.09       $ 23.13       $ 16.21       $ 12.88        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.09)(a)       (0.18)(a)     (0.19)(a)     (0.38)(a)     (0.23)         (0.18)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.75           (0.82)        (6.85)         7.30          3.56           3.06
================================================================================================================================
    Total from investment operations          0.66           (1.00)        (7.04)         6.92          3.33           2.88
================================================================================================================================
Net asset value, end of period             $ 15.75         $ 15.09       $ 16.09       $ 23.13       $ 16.21        $ 12.88
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                               4.37%          (6.22)%      (30.44)%       42.69%        25.85%         28.80%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $28,020         $27,323       $32,604       $54,164       $11,938        $ 9,639
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets       2.71%(c)        2.58%         2.50%         2.39%         2.63%          2.72%(d)(e)
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.23)%(c)      (1.07)%       (0.98)%       (1.52)%       (1.44)%        (1.32)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                      42%             94%           99%          112%          122%            93%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,146,815.
(d) Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.89%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.59            $ 18.35
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.78              (2.72)
============================================================================================
    Total from investment operations                              0.72              (2.76)
============================================================================================
Net asset value, end of period                                  $16.31            $ 15.59
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   4.62%            (15.04)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  403            $    15
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           2.21%(c)           2.08%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.73)%(c)         (0.57)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          42%                94%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $104,183.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Directors of INVESCO Global & International Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO European Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to AIM European Growth Fund ("Buying Fund"), a series of AIM International Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-61.59%

AUSTRALIA-2.10%

Boral Ltd. (Construction Materials)            1,628,800         $   4,857,697
---------------------------------------------------------------------------------
Cochlear Ltd. (Health Care Equipment)            257,600             5,464,980
---------------------------------------------------------------------------------
Wesfarmers Ltd. (Industrial
  Conglomerates)                                 378,900             5,816,295
=================================================================================
                                                                    16,138,972
=================================================================================

AUSTRIA-0.70%

Erste Bank der Oesterreichischen
  Sparhassen A.G. (Banks)                         67,500             5,350,947
=================================================================================

BERMUDA-3.26%

Esprit Holdings Ltd. (Apparel Retail)          2,682,000             5,261,487
---------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)                  3,464,000             3,886,371
---------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                       508,600            15,863,234
=================================================================================
                                                                    25,011,092
=================================================================================

CANADA-1.28%

Onex Corp. (Electronic Equipment &
  Instruments)                                   727,700             7,512,528
---------------------------------------------------------------------------------
Power Financial Corp. (Diversified
  Financial Services)                             79,700             2,293,265
=================================================================================
                                                                     9,805,793
=================================================================================

CROATIA-0.28%

Pliva D.D.-GDR (Pharmaceuticals)
  (Acquired 11/14/02; Cost
  $2,064,550)(b)(c)                              157,000             2,137,696
=================================================================================

FRANCE-2.02%

Autoroutes du Sud de la France (Highways
  & Railtracks)(a)                               207,200             5,675,923
---------------------------------------------------------------------------------
CNP Assurances (Life & Health Insurance)          70,050             2,821,191
---------------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers &
  Vintners)                                       21,100             1,855,504
---------------------------------------------------------------------------------
SEB S.A. (Household Appliances)                   54,900             5,156,230
=================================================================================
                                                                    15,508,848
=================================================================================

GERMANY-2.84%

Adidas-Salomon A.G. (Apparel,
  Accessories & Luxury Goods)                     80,830             6,967,991
---------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                245,340             4,397,264
---------------------------------------------------------------------------------
Deutsche Boerse A.G. (Diversified
  Financial Services)                             89,310             4,194,015
---------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)                                   6,780             2,501,637
---------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport
  (Footwear)                                      38,700             3,722,991
=================================================================================
                                                                    21,783,898
=================================================================================

GREECE-1.28%

Coca-Cola Hellenic Bottling Co. S.A.
  (Soft Drinks)                                  273,000             3,998,661
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
GREECE-(CONTINUED)

Cosmote Mobile Communications S.A.
  (Wireless Telecommunication Services)          561,950         $   5,830,775
=================================================================================
                                                                     9,829,436
=================================================================================

HUNGARY-0.90%

OTP Bank Rt. (Banks)                             642,600             6,895,413
=================================================================================

INDIA-2.00%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                              274,400             5,186,160
---------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.
  (Pharmaceuticals)                              711,200            10,144,970
=================================================================================
                                                                    15,331,130
=================================================================================

IRELAND-5.77%

Anglo Irish Bank Corp. PLC (Banks)             4,112,100            30,988,761
---------------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods
  & Meats)                                       386,600             5,727,411
---------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)           190,800             7,569,036
=================================================================================
                                                                    44,285,208
=================================================================================

ISRAEL-1.68%

Check Point Software Technologies Ltd.
  (Systems Software)(a)                           92,800             1,459,744
---------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                           249,660            11,424,442
=================================================================================
                                                                    12,884,186
=================================================================================

ITALY-1.78%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                        712,600             9,696,546
---------------------------------------------------------------------------------
Saipem S.p.A. (Oil & Gas Drilling)               570,300             3,985,328
=================================================================================
                                                                    13,681,874
=================================================================================

JAPAN-3.89%

Alps Electric Co., Ltd. (Electronic
  Equipment & Instruments)                       476,000             5,152,980
---------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)                144,400             5,927,342
---------------------------------------------------------------------------------
Funai Electric Co., Ltd. (Electronic
  Components & Equipment)                         34,800             3,512,638
---------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                   122,000             6,454,809
---------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts &
  Equipment)                                     344,000             4,340,329
---------------------------------------------------------------------------------
Trend Micro Inc. (Application
  Software)(a)                                   367,100             4,477,394
=================================================================================
                                                                    29,865,492
=================================================================================

MEXICO-3.41%

Alfa S.A.-Class A (Industrial
  Conglomerates)                               1,970,100             3,368,431
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
MEXICO-(CONTINUED)

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)          237,600         $   3,984,552
---------------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring
  12/21/04 (Construction Materials)(a)            16,212                26,779
---------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de
  C.V.- Class B (Banks)(a)                     9,872,200             8,607,939
---------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series
  L-ADR (Integrated Telecommunications
  Services)                                      102,100             3,084,441
---------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                 2,792,100             7,126,798
=================================================================================
                                                                    26,198,940
=================================================================================

NETHERLANDS-1.36%

Euronext N.V. (Diversified Financial
  Services)                                      153,600             3,400,455
---------------------------------------------------------------------------------
IHC Caland N.V. (Oil & Gas Equipment &
  Services)(a)                                    43,000             2,223,621
---------------------------------------------------------------------------------
James Hardie Industries N.V.
  (Construction Materials)                     1,177,300             4,838,901
=================================================================================
                                                                    10,462,977
=================================================================================

NORWAY-0.41%

TGS Nopec Geophysical Co. A.S.A. (Oil &
  Gas Equipment & Services)(a)                   318,750             3,188,593
=================================================================================

RUSSIA-1.38%

AO VimpelCom-ADR (Wireless
  Telecommunication Services)(a)                 267,090            10,646,207
=================================================================================

SINGAPORE-0.73%

Venture Corp. Ltd. (Electronic Equipment
  & Instruments)                                 673,000             5,616,397
=================================================================================

SOUTH KOREA-3.06%

Kookmin Bank (Banks)(a)                          240,480             6,752,053
---------------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)               208,000             6,901,935
---------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Electronic Equipment &
  Instruments)(a)                                 25,800             6,479,210
---------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department
  Stores)(a)                                      28,200             3,366,818
=================================================================================
                                                                    23,500,016
=================================================================================

SPAIN-5.43%

Amadeus Global Travel Distribution
  S.A.-Class A (Data Processing
  Services)                                    1,225,275             6,137,510
---------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                     459,000             4,310,946
---------------------------------------------------------------------------------
Grupo Dragados, S.A. (Construction &
  Engineering)                                   341,253             6,532,221
---------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)                                   755,900            20,098,185
---------------------------------------------------------------------------------
NH Hoteles, S.A. (Hotels, Resorts &
  Cruise Lines)                                  514,100             4,627,262
=================================================================================
                                                                    41,706,124
=================================================================================

SWEDEN-0.71%

Swedish Match A.B. (Tobacco)                     733,200             5,440,770
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

SWITZERLAND-2.46%

Actelion Ltd. (Biotechnology)(a)                  25,200         $   1,616,172
---------------------------------------------------------------------------------
Centerpulse A.G. (Health Care
  Equipment)(a)                                   30,608             6,701,574
---------------------------------------------------------------------------------
Geberit International A.G. (Building
  Products)(a)                                    16,030             5,054,505
---------------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Heath Care
  Equipment)                                      67,400             3,732,831
---------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Health Care
  Equipment)(a)                                    2,788             1,760,257
=================================================================================
                                                                    18,865,339
=================================================================================

TAIWAN-1.95%

Ambit Microsystems Corp. (Computer
  Storage & Peripherals)(a)                    1,620,000             4,625,251
---------------------------------------------------------------------------------
Compal Electronics Inc. (Computer
  Hardware)                                    3,998,400             4,313,912
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd. (Semiconductors)(a)                     4,390,351             6,021,773
=================================================================================
                                                                    14,960,936
=================================================================================

THAILAND-0.34%

Advanced Info Service PCL (Wireless
  Telecommunication Services)                  2,520,000             2,650,462
=================================================================================

UNITED KINGDOM-10.57%

Barratt Developments PLC (Homebuilding)          474,000             3,169,815
---------------------------------------------------------------------------------
Bunzl PLC (Diversified Commercial
  Services)                                      613,450             4,421,333
---------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)                   675,000             3,434,078
---------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)              1,004,400             9,850,232
---------------------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)             698,385             4,877,734
---------------------------------------------------------------------------------
ICAP PLC (Diversified Financial
  Services)                                      536,250             8,343,148
---------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC
  (Insurance Brokers)                            249,800             2,279,101
---------------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      512,600             8,651,877
---------------------------------------------------------------------------------
Northern Rock PLC (Banks)                        213,400             2,442,774
---------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                           962,100             6,187,647
---------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care
  Supplies)                                    1,272,375             8,493,579
---------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement
  Retail)                                        592,940            10,624,489
---------------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                      2,050,000             6,116,627
---------------------------------------------------------------------------------
Wimpey (George) PLC (Homebuilding)               581,300             2,324,982
=================================================================================
                                                                    81,217,416
=================================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $406,467,524)                                472,964,162
=================================================================================

DOMESTIC COMMON STOCKS-33.69%

AEROSPACE & DEFENSE-0.74%

Alliant Techsystems Inc.(a)                      105,600             5,672,832
=================================================================================

AIR FREIGHT & LOGISTICS-0.29%

Expeditors International of Washington,
  Inc.                                            61,700             2,243,350
=================================================================================

APPAREL RETAIL-1.57%

Abercrombie & Fitch Co.-Class A(a)               200,000             6,576,000
---------------------------------------------------------------------------------

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------
APPAREL RETAIL-(CONTINUED)

Pacific Sunwear of California, Inc.(a)           238,000         $   5,433,540
=================================================================================
                                                                    12,009,540
=================================================================================

APPLICATION SOFTWARE-0.77%

Intuit Inc.(a)                                   103,600             4,017,608
---------------------------------------------------------------------------------
National Instruments Corp.(a)                     59,200             1,899,136
=================================================================================
                                                                     5,916,744
=================================================================================

AUTO PARTS & EQUIPMENT-1.08%

Gentex Corp.(a)                                  275,000             8,305,000
=================================================================================

BANKS-0.36%

Southwest Bancorp. of Texas, Inc.(a)              81,500             2,769,370
=================================================================================

BROADCASTING & CABLE TV-0.39%

Hispanic Broadcasting Corp.(a)                   115,200             2,954,880
=================================================================================

COMPUTER & ELECTRONICS RETAIL-1.14%

CDW Computer Centers, Inc.(a)                    205,100             8,745,464
=================================================================================

CONSTRUCTION & ENGINEERING-1.15%

Jacobs Engineering Group Inc.(a)                 214,600             8,830,790
=================================================================================

DATA PROCESSING SERVICES-2.02%

DST Systems, Inc.(a)                              40,500             1,243,350
---------------------------------------------------------------------------------
Fiserv, Inc.(a)                                  141,500             4,165,760
---------------------------------------------------------------------------------
Iron Mountain Inc.(a)                            118,000             4,702,300
---------------------------------------------------------------------------------
Paychex, Inc.                                    173,900             5,415,246
=================================================================================
                                                                    15,526,656
=================================================================================

DEPARTMENT STORES-0.24%

Kohl's Corp.(a)                                   32,100             1,823,280
=================================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.79%

Apollo Group, Inc.-Class A(a)                     51,950             2,815,638
---------------------------------------------------------------------------------
Cintas Corp.                                      90,000             3,231,000
=================================================================================
                                                                     6,046,638
=================================================================================

DIVERSIFIED FINANCIAL SERVICES-1.82%

Investors Financial Services Corp.               290,500             6,335,805
---------------------------------------------------------------------------------
Legg Mason, Inc.                                 106,100             5,761,230
---------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     30,200             1,901,694
=================================================================================
                                                                    13,998,729
=================================================================================

EMPLOYMENT SERVICES-0.73%

Robert Half International Inc.(a)                342,200             5,571,016
=================================================================================

GENERAL MERCHANDISE STORES-0.30%

Dollar Tree Stores, Inc.(a)                       89,800             2,285,410
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS &
  SERVICES-3.61%

AmerisourceBergen Corp.                          183,400         $  10,609,690
---------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS &
  SERVICES-(CONTINUED)

Express Scripts, Inc.(a)                         179,100            10,559,736
---------------------------------------------------------------------------------
Lincare Holdings Inc.(a)                         119,700             3,635,289
---------------------------------------------------------------------------------
Omnicare, Inc.                                   110,600             2,933,112
=================================================================================
                                                                    27,737,827
=================================================================================

HEALTH CARE EQUIPMENT-1.01%

Varian Medical Systems, Inc.(a)                  144,400             7,777,384
=================================================================================

HEALTH CARE FACILITIES-1.76%

Community Health Systems Inc.(a)                 302,700             5,751,300
---------------------------------------------------------------------------------
Health Management Associates, Inc.-Class
  A                                              452,500             7,719,650
=================================================================================
                                                                    13,470,950
=================================================================================

HEALTH CARE SUPPLIES-0.65%

Fisher Scientific International Inc.(a)          173,000             4,984,130
=================================================================================

INDUSTRIAL MACHINERY-0.92%

Danaher Corp.                                    102,700             7,084,246
=================================================================================

INSURANCE BROKERS-0.48%

Brown & Brown, Inc.                              103,600             3,705,772
=================================================================================

IT CONSULTING & SERVICES-1.68%

Affiliated Computer Services, Inc.-Class
  A(a)                                           184,700             8,810,190
---------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     189,300             4,069,950
=================================================================================
                                                                    12,880,140
=================================================================================

MANAGED HEALTH CARE-0.27%

First Health Group Corp.(a)                       83,500             2,091,675
=================================================================================

MULTI-LINE INSURANCE-0.63%

HCC Insurance Holdings, Inc.                     175,000             4,812,500
=================================================================================

OIL & GAS DRILLING-2.33%

National-Oilwell, Inc.(a)                        312,000             6,548,880
---------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                    274,300             9,076,587
---------------------------------------------------------------------------------
Pride International, Inc.(a)                     147,700             2,292,304
=================================================================================
                                                                    17,917,771
=================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.43%

Varco International, Inc.(a)                     189,000             3,324,510
=================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.35%

Newfield Exploration Co.(a)                       78,900             2,713,371
=================================================================================

PHARMACEUTICALS-1.20%

Medicis Pharmaceutical Corp.-Class A(a)          160,100             9,228,164
=================================================================================

RESTAURANTS-0.96%

Brinker International, Inc.(a)                   130,000             4,127,500
---------------------------------------------------------------------------------
Starbucks Corp.(a)                               137,300             3,225,177
=================================================================================
                                                                     7,352,677
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

SEMICONDUCTORS-0.67%

Linear Technology Corp.                           61,800         $   2,130,246
---------------------------------------------------------------------------------
Microchip Technology Inc.                        146,250             3,040,538
=================================================================================
                                                                     5,170,784
=================================================================================

SPECIALTY CHEMICALS-0.39%

Valspar Corp. (The)                               70,000             3,023,300
=================================================================================

SPECIALTY STORES-1.50%

Bed Bath and Beyond, Inc.(a)                     142,500             5,630,175
---------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                         226,400             5,859,232
=================================================================================
                                                                    11,489,407
=================================================================================

TELECOMMUNICATIONS EQUIPMENT-0.60%

UTStarcom, Inc.(a)                               212,900             4,635,046
=================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.86%

Fastenal Co.                                     191,400             6,620,526
=================================================================================
    Total Domestic Common Stocks (Cost
      $246,808,153)                                                258,719,879
=================================================================================

                                                                     MARKET
                                                SHARES               VALUE
---------------------------------------------------------------------------------

MONEY MARKET FUNDS-4.38%

STIC Liquid Assets Portfolio(d)               16,818,532         $  16,818,532
---------------------------------------------------------------------------------
STIC Prime Portfolio(d)                       16,818,532            16,818,532
=================================================================================
    Total Money Market Funds (Cost
      $33,637,064)                                                  33,637,064
=================================================================================
TOTAL INVESTMENTS-99.66% (excluding
  investments purchased with cash
  collateral from securities loaned)
  (Cost $686,912,741)                                              765,321,105
=================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-18.57%

STIC Liquid Assets Portfolio(d)(e)            71,329,767            71,329,767
---------------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                    71,329,767            71,329,767
=================================================================================
    Total Money Market Funds (purchased
      with cash collateral from
      securities loaned) (Cost
      $142,659,534)                                                142,659,534
=================================================================================
TOTAL INVESTMENTS-118.23% (Cost
  $829,572,275)                                                    907,980,639
=================================================================================
OTHER ASSETS LESS LIABILITIES-(18.23%)                            (140,023,116)
=================================================================================
NET ASSETS-100.00%                                               $ 767,957,523
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred
Wts. - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 04/30/03 was $2,137,696, which represented 0.28% of the Fund's net assets. This security is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $829,572,275)*                              $  907,980,639
------------------------------------------------------------
Foreign currencies, at value (cost
  $14,234,043)                                    13,939,963
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,444,085
------------------------------------------------------------
  Capital stock sold                               3,744,125
------------------------------------------------------------
  Dividends                                        1,162,673
------------------------------------------------------------
  Due from advisor -- See Note 2                      40,620
------------------------------------------------------------
Investment for deferred compensation plan             56,142
------------------------------------------------------------
Other assets                                          33,667
============================================================
    Total assets                                 929,401,914
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,177,748
------------------------------------------------------------
  Capital stock reacquired                        11,937,241
------------------------------------------------------------
  Deferred compensation plan                          56,142
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       142,659,534
------------------------------------------------------------
Accrued distribution fees                            554,038
------------------------------------------------------------
Accrued directors' fees                                1,118
------------------------------------------------------------
Accrued transfer agent fees                          683,111
------------------------------------------------------------
Accrued operating expenses                           375,459
============================================================
    Total liabilities                            161,444,391
============================================================
Net assets applicable to shares outstanding   $  767,957,523
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $1,019,080,642
------------------------------------------------------------
Undistributed net investment income (loss)        (4,999,605)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (324,227,579)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               78,104,065
============================================================
                                              $  767,957,523
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  409,365,075
____________________________________________________________
============================================================
Class B                                       $  340,669,644
____________________________________________________________
============================================================
Class C                                       $   17,922,804
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     36,278,256
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     31,968,023
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      1,681,101
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        11.28
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.28 divided by
      95.25%)                                 $        11.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $137,231,395 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $375,474)        $  3,765,363
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       133,499
--------------------------------------------------------------------------
Interest                                                            25,554
--------------------------------------------------------------------------
Security lending income                                            210,282
==========================================================================
     Total investment income                                     4,134,698
==========================================================================


EXPENSES:

Advisory fees                                                    3,433,905
--------------------------------------------------------------------------
Administrative services fees                                        93,639
--------------------------------------------------------------------------
Custodian fees                                                     318,185
--------------------------------------------------------------------------
Distribution fees -- Class A                                       972,600
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,781,704
--------------------------------------------------------------------------
Distribution fees -- Class C                                        88,546
--------------------------------------------------------------------------
Transfer agent fees                                              2,090,819
--------------------------------------------------------------------------
Directors' fees                                                      6,673
--------------------------------------------------------------------------
Other                                                              268,874
==========================================================================
     Total expenses                                              9,054,945
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                       (49,490)
==========================================================================
     Net expenses                                                9,005,455
==========================================================================
Net investment income (loss)                                    (4,870,757)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (25,198,442)
--------------------------------------------------------------------------
  Foreign currencies                                               (28,307)
==========================================================================
                                                               (25,226,749)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         48,323,231
--------------------------------------------------------------------------
  Foreign currencies                                                80,606
==========================================================================
                                                                48,403,837
==========================================================================
Net gain from investment securities and foreign currencies      23,177,088
==========================================================================
Net increase in net assets resulting from operations          $ 18,306,331
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (4,870,757)   $  (15,311,459)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
     foreign currencies                                        (25,226,749)     (155,410,958)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
     securities and foreign currencies                          48,403,837        54,124,434
============================================================================================
     Net increase (decrease) in net assets resulting from
      operations                                                18,306,331      (116,597,983)
============================================================================================
Share transactions-net:
  Class A                                                       (6,974,061)     (104,866,509)
--------------------------------------------------------------------------------------------
  Class B                                                      (54,386,729)     (135,727,235)
--------------------------------------------------------------------------------------------
  Class C                                                       (1,548,763)       (6,268,941)
============================================================================================
     Net increase (decrease) in net assets resulting from
      share transactions                                       (62,909,553)     (246,862,685)
============================================================================================
     Net increase (decrease) in net assets                     (44,603,222)     (363,460,668)
============================================================================================


NET ASSETS:

  Beginning of period                                          812,560,745     1,176,021,413
============================================================================================
  End of period                                               $767,957,523    $  812,560,745
____________________________________________________________________________________________
============================================================================================


NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is above-average long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $3,011. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $40,620 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $93,639 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,168,146 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $972,600, $1,781,704 and $88,546, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $35,955 in front-end sales commissions from the sale of Class A shares and $1,074, $8 and $1,577 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,013 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,793 and reductions in custodian fees of $66 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,859.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. During the six months ended April 30, 2003, the Fund did not borrow under the line of credit agreement. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $137,231,395 were on loan to brokers. The loans were secured by cash collateral of $142,659,534 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $210,282 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $138,223,796
----------------------------------------------------------
October 31, 2010                               157,204,113
==========================================================
Total capital loss carryforward               $295,427,909
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $190,933,401 and $225,798,559, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $117,974,556
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (42,823,605)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 75,150,951
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $832,829,688.

NOTE 9--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      38,965,641    $ 424,784,659     60,670,511    $ 751,546,029
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         554,877        5,725,815      1,348,844       16,159,835
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         927,471        9,560,452      1,454,890       17,014,301
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         612,109        6,238,982        265,149        3,136,806
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (601,657)      (6,238,982)      (281,263)      (3,136,806)
==========================================================================================================================
Reacquired:
  Class A                                                     (40,141,037)    (437,997,702)   (68,922,876)    (859,549,344)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,237,404)     (53,873,562)   (12,604,513)    (148,750,264)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,078,746)     (11,109,215)    (1,982,324)     (23,283,242)
==========================================================================================================================
                                                               (5,998,746)   $ (62,909,553)   (20,051,582)   $(246,862,685)
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,       ----------------------------------------------------------------
                                             2003           2002          2001         2000           1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  11.00       $  12.58      $  25.87    $    21.95      $  15.87      $  17.28
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.06)(a)      (0.15)(a)     (0.13)        (0.28)(a)     (0.17)(a)     (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.34          (1.43)        (8.42)         5.56          6.25         (1.31)
==========================================================================================================================
    Total from investment operations           0.28          (1.58)        (8.55)         5.28          6.08         (1.41)
==========================================================================================================================
Less distributions from net realized
  gains                                          --             --         (4.74)        (1.36)           --            --
==========================================================================================================================
Net asset value, end of period             $  11.28       $  11.00      $  12.58    $    25.87      $  21.95      $  15.87
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                2.55%        (12.56)%      (38.87)%       24.27%        38.31%        (8.16)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $409,365       $405,360      $563,828    $1,103,740      $852,198      $937,587
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets                                       2.12%(c)(d)    2.00%         1.87%         1.65%         1.80%         1.75%
==========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.03)%(c)     (1.19)%       (0.75)%       (0.96)%       (0.95)%       (0.55)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                       26%            73%           87%           62%           60%           50%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $392,264,182.
(d) After fee waiver and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.13% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------------
                                             2003            2002           2001         2000            1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.42        $  11.97       $  24.98    $    21.35       $  15.52       $  17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.08)(a)       (0.20)(a)      (0.21)        (0.42)(a)      (0.27)(a)      (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.32           (1.35)         (8.06)         5.41           6.10          (1.29)
==============================================================================================================================
    Total from investment operations           0.24           (1.55)         (8.27)         4.99           5.83          (1.48)
==============================================================================================================================
Less distributions from net realized
  gains                                          --              --          (4.74)        (1.36)            --             --
==============================================================================================================================
Net asset value, end of period             $  10.66        $  10.42       $  11.97    $    24.98       $  21.35       $  15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                2.30%         (12.95)%       (39.19)%       23.56%         37.56%         (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $340,670        $388,101       $583,933    $1,158,979       $926,972       $947,293
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets        2.62%(c)(d)     2.51%          2.39%         2.19%          2.37%          2.32%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.53)%(c)      (1.70)%        (1.27)%       (1.50)%        (1.52)%        (1.11)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                       26%             73%            87%           62%            60%            50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $359,293,874.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
                                                    2003           2002          2001       2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.42         $ 11.98       $ 24.99    $ 21.35       $ 15.52       $ 17.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)       (0.20)(a)     (0.21)     (0.42)(a)     (0.27)(a)     (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.32           (1.36)        (8.06)      5.42          6.10         (1.29)
==============================================================================================================================
    Total from investment operations                 0.24           (1.56)        (8.27)      5.00          5.83         (1.48)
==============================================================================================================================
Less distributions from net realized gains             --              --         (4.74)     (1.36)           --            --
==============================================================================================================================
Net asset value, end of period                    $ 10.66         $ 10.42       $ 11.98    $ 24.99       $ 21.35       $ 15.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      2.30%         (13.02)%      (39.17)%    23.61%        37.56%        (8.71)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $17,923         $19,099       $28,260    $50,908       $16,325       $13,186
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets              2.62%(c)(d)     2.51%         2.39%      2.19%         2.37%         2.34%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.53)%(c)      (1.70)%       (1.28)%    (1.50)%       (1.52)%       (1.13)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                             26%             73%           87%        62%           60%           50%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $17,855,944.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waiver and/or expense reimbursements was 2.63% for the six months ended April 30, 2003.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-39.07%

AEROSPACE & DEFENSE-0.56%

United Technologies Corp.                          50,000   $  3,090,500
========================================================================

APPAREL RETAIL-0.51%

Gap, Inc. (The)                                   170,000      2,827,100
========================================================================

BANKS-0.74%

Bank of America Corp.                              55,000      4,072,750
========================================================================

BIOTECHNOLOGY-1.35%

Amgen Inc.(a)                                     121,000      7,418,510
========================================================================

BREWERS-0.77%

Anheuser-Busch Cos., Inc.                          85,000      4,239,800
========================================================================

BROADCASTING & CABLE TV-0.53%

Clear Channel Communications, Inc.(a)              75,000      2,933,250
========================================================================

COMPUTER HARDWARE-1.75%

Dell Computer Corp.(a)                            180,000      5,203,800
------------------------------------------------------------------------
International Business Machines Corp.              52,000      4,414,800
========================================================================
                                                               9,618,600
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.56%

EMC Corp.(a)                                      340,000      3,090,600
========================================================================

DATA PROCESSING SERVICES-1.67%

First Data Corp.                                  140,000      5,492,200
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   125,000      3,680,000
========================================================================
                                                               9,172,200
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.79%

Apollo Group, Inc.-Class A(a)                      80,000      4,335,920
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.77%

Citigroup Inc.                                    152,000      5,966,000
------------------------------------------------------------------------
Fannie Mae                                         40,000      2,895,600
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    58,000      4,402,200
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           130,000      3,815,500
------------------------------------------------------------------------
SLM Corp.                                          32,500      3,640,000
========================================================================
                                                              20,719,300
========================================================================

FOOD DISTRIBUTORS-0.26%

SYSCO Corp.                                        50,000      1,436,500
========================================================================

FOOTWEAR-0.53%

NIKE, Inc.-Class B                                 55,000      2,944,150
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.82%

Wal-Mart Stores, Inc.                              80,000   $  4,505,600
========================================================================

HEALTH CARE EQUIPMENT-2.03%

Boston Scientific Corp.(a)                        105,000      4,520,250
------------------------------------------------------------------------
Medtronic, Inc.                                    80,000      3,819,200
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           60,000      2,814,000
========================================================================
                                                              11,153,450
========================================================================

HOME IMPROVEMENT RETAIL-0.52%

Lowe's Cos., Inc.                                  65,000      2,852,850
========================================================================

HOUSEHOLD PRODUCTS-1.55%

Procter & Gamble Co. (The)                         95,000      8,535,750
========================================================================

INDUSTRIAL CONGLOMERATES-1.36%

3M Co.                                             30,000      3,781,200
------------------------------------------------------------------------
General Electric Co.                              125,000      3,681,250
========================================================================
                                                               7,462,450
========================================================================

INTEGRATED OIL & GAS-0.70%

Exxon Mobil Corp.                                 110,000      3,872,000
========================================================================

INTERNET RETAIL-1.60%

Amazon.com, Inc.(a)                               130,000      3,727,100
------------------------------------------------------------------------
eBay Inc.(a)                                       55,000      5,102,350
========================================================================
                                                               8,829,450
========================================================================

INTERNET SOFTWARE & SERVICES-0.74%

Yahoo! Inc.(a)                                    165,000      4,088,700
========================================================================

MANAGED HEALTH CARE-1.51%

Aetna Inc.                                         79,500      3,959,100
------------------------------------------------------------------------
UnitedHealth Group Inc.                            47,000      4,330,110
========================================================================
                                                               8,289,210
========================================================================

NETWORKING EQUIPMENT-0.52%

Cisco Systems, Inc.(a)                            190,000      2,857,600
========================================================================

PERSONAL PRODUCTS-0.79%

Avon Products, Inc.                                75,000      4,362,750
========================================================================

PHARMACEUTICALS-3.91%

Allergan, Inc.                                     40,000      2,810,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       80,000      4,137,600
------------------------------------------------------------------------
Johnson & Johnson                                  73,000      4,114,280
------------------------------------------------------------------------
Pfizer Inc.                                       235,000      7,226,250
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Wyeth                                              74,000   $  3,221,220
========================================================================
                                                              21,509,350
========================================================================

PUBLISHING-0.49%

Tribune Co.                                        55,000      2,693,900
========================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Applied Materials, Inc.(a)                        200,000      2,920,000
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          90,000      2,523,600
========================================================================
                                                               5,443,600
========================================================================

SEMICONDUCTORS-2.24%

Analog Devices, Inc.(a)                           110,000      3,643,200
------------------------------------------------------------------------
Linear Technology Corp.                           165,000      5,687,550
------------------------------------------------------------------------
Xilinx, Inc.(a)                                   110,000      2,977,700
========================================================================
                                                              12,308,450
========================================================================

SPECIALTY STORES-1.29%

Bed Bath & Beyond Inc.(a)                         110,000      4,346,100
------------------------------------------------------------------------
Staples, Inc.(a)                                  145,000      2,760,800
========================================================================
                                                               7,106,900
========================================================================

SYSTEMS SOFTWARE-3.76%

Microsoft Corp.                                   420,000     10,739,400
------------------------------------------------------------------------
Oracle Corp.(a)                                   350,000      4,158,000
------------------------------------------------------------------------
Symantec Corp.(a)                                  61,500      2,702,925
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         140,000      3,081,400
========================================================================
                                                              20,681,725
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

AT&T Wireless Services Inc.(a)                    390,000      2,519,400
========================================================================
    Total Domestic Stocks (Cost $199,598,430)                214,972,315
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-50.63%

AUSTRALIA-1.19%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         702,000      3,976,136
------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                            112,800        239,588
------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)               656,000      2,338,686
========================================================================
                                                               6,554,410
========================================================================

BERMUDA-1.29%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    175,000      2,803,500
------------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    110,000      4,312,000
========================================================================
                                                               7,115,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
BRAZIL-0.49%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       135,600      2,697,084
========================================================================

CANADA-3.61%

EnCana Corp. (Oil & Gas Exploration &
  Production)                                      65,000   $  2,131,452
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/13/02-11/14/02; Cost $2,915,652)(b)           80,000      3,125,000
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       64,000      1,707,143
------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                73,000      2,407,024
------------------------------------------------------------------------
Royal Bank of Canada (Banks)                      127,700      5,326,772
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        313,600      5,160,312
========================================================================
                                                              19,857,703
========================================================================

CAYMAN ISLANDS-0.56%

Noble Corp. (Oil & Gas Drilling)(a)               100,000      3,095,000
========================================================================

DENMARK-0.38%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        57,505      2,085,427
========================================================================

FRANCE-7.37%

Aventis S.A. (Pharmaceuticals)                     62,200      3,165,030
------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           84,910      3,993,087
------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vinters)          67,420      5,928,818
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   46,750      2,192,253
------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)         56,370      2,442,308
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           96,800      5,785,005
------------------------------------------------------------------------
Societe Generale-Class A (Banks)                   30,650      1,877,983
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  77,859     10,228,862
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            75,750      4,942,016
========================================================================
                                                              40,555,362
========================================================================

GERMANY-1.47%

Altana A.G. (Pharmaceuticals)                     105,855      5,221,888
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        7,770      2,866,920
========================================================================
                                                               8,088,808
========================================================================

HONG KONG-0.68%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                       440,000      2,431,578
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                       277,000      1,299,927
========================================================================
                                                               3,731,505
========================================================================

INDIA-0.40%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                      53,500      2,198,850
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

IRELAND-1.81%

Allied Irish Banks PLC (Banks)                    245,442   $  3,773,395
------------------------------------------------------------------------
Bank of Ireland (Banks)                           505,800      6,192,608
========================================================================
                                                               9,966,003
========================================================================

ISRAEL-2.64%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               310,900     14,519,030
========================================================================

ITALY-1.90%

Eni S.p.A. (Integrated Oil & Gas)                 467,200      6,670,746
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                864,700      3,789,939
========================================================================
                                                              10,460,685
========================================================================

JAPAN-7.66%

Canon Inc. (Office Electronics)                   169,000      6,851,832
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01;
  Cost $3,003,358)(b)                             154,000      2,616,679
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         44,000      3,157,000
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    102,000      6,048,702
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     33,330      5,374,405
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           191,100      5,513,505
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              328,000      5,046,154
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     250,200      5,682,298
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        150,100      1,830,719
========================================================================
                                                              42,121,294
========================================================================

MEXICO-1.01%

Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         69,800      2,108,658
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  1,350,600      3,447,389
========================================================================
                                                               5,556,047
========================================================================

NETHERLANDS-0.76%

Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                 629,600      4,195,576
========================================================================

PORTUGAL-0.48%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                    370,100      2,652,514
========================================================================

SOUTH KOREA-1.19%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(a)                      26,100      6,554,549
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SPAIN-2.72%

Altadis, S.A. (Tobacco)                           202,600   $  5,232,775
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                199,700      9,699,482
========================================================================
                                                              14,932,257
========================================================================

SWITZERLAND-1.07%

Alcon, Inc. (Health Care Supplies)(a)              79,000      3,479,950
------------------------------------------------------------------------
UBS A.G. (Banks)                                   50,330      2,391,623
========================================================================
                                                               5,871,573
========================================================================

UNITED KINGDOM-11.95%

AstraZeneca PLC (Pharmaceuticals)                  41,600      1,633,895
------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    1,893,300      5,035,706
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              409,000      6,850,926
------------------------------------------------------------------------
Next PLC (Department Stores)                      242,500      3,660,437
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        456,450      8,058,326
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       918,900      2,749,091
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          408,900     10,735,072
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      182,940      1,096,805
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       1,020,025      6,809,048
------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,535,400      4,863,691
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)             691,200      6,800,770
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   3,758,200      7,425,507
========================================================================
                                                              65,719,274
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $256,699,034)                          278,528,451
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILL-0.18%

1.10%, 06/19/03 (Cost $998,503)(c)            $1,000,000(d)      998,503
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-9.78%

STIC Liquid Assets Portfolio(e)                26,897,649     26,897,649
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        26,897,649     26,897,649
========================================================================
    Total Money Market Funds
      (Cost $53,795,298)                                      53,795,298
========================================================================
TOTAL INVESTMENTS-99.66% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $511,091,265)                548,294,567
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.70%

STIC Liquid Assets Portfolio(e)(f)             64,398,136   $ 64,398,136
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $64,398,136)                                      64,398,136
========================================================================
TOTAL INVESTMENTS-111.36% (Cost $575,489,401)                612,692,703
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.36%)                       (62,519,163)
========================================================================
NET ASSETS-100.00%                                          $550,173,540
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $5,741,679, which represented 1.04% of the Fund's net assets. These securities are not considered to be illiquid.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section H and 10.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $575,489,401)*                               $ 612,692,703
------------------------------------------------------------
Foreign currencies, at value (cost $116,439)         115,170
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,804,005
------------------------------------------------------------
  Capital stock sold                               2,021,884
------------------------------------------------------------
  Dividends and interest                           1,344,098
------------------------------------------------------------
  Due from advisor -- See Note 2                      24,370
------------------------------------------------------------
Investment for deferred compensation plan             41,045
------------------------------------------------------------
Other assets                                          24,576
============================================================
     Total assets                                626,067,851
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            3,784,747
------------------------------------------------------------
  Capital stock reacquired                         6,594,832
------------------------------------------------------------
  Deferred compensation plan                          41,045
------------------------------------------------------------
  Collateral upon return of securities loaned     64,398,136
------------------------------------------------------------
Accrued distribution fees                            352,079
------------------------------------------------------------
Accrued directors' fees                                  979
------------------------------------------------------------
Accrued transfer agent fees                          487,309
------------------------------------------------------------
Accrued operating expenses                           235,184
============================================================
     Total liabilities                            75,894,311
============================================================
Net assets applicable to shares outstanding    $ 550,173,540
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)     $ 983,035,163
------------------------------------------------------------
Undistributed net investment income (loss)        (2,537,377)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts        (468,104,658)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, futures
  contracts and option contracts                  37,780,412
============================================================
                                               $ 550,173,540
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 344,706,433
____________________________________________________________
============================================================
Class B                                        $ 174,237,777
____________________________________________________________
============================================================
Class C                                        $  31,229,330
____________________________________________________________
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     27,262,074
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     14,457,336
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      2,589,781
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       12.64
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.64 divided by
       95.25%)                                 $       13.27
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       12.05
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       12.06
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $61,980,603 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $297,300)        $  3,209,347
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       182,101
--------------------------------------------------------------------------
Interest                                                             5,533
--------------------------------------------------------------------------
Security lending income                                            174,520
==========================================================================
     Total investment income                                     3,571,501
==========================================================================


EXPENSES:

Advisory fees                                                    2,267,843
--------------------------------------------------------------------------
Administrative services fees                                        68,465
--------------------------------------------------------------------------
Custodian fees                                                     160,527
--------------------------------------------------------------------------
Distribution fees -- Class A                                       793,032
--------------------------------------------------------------------------
Distribution fees -- Class B                                       923,934
--------------------------------------------------------------------------
Distribution fees -- Class C                                       158,052
--------------------------------------------------------------------------
Transfer agent fees                                              1,481,019
--------------------------------------------------------------------------
Directors' fees                                                      5,855
--------------------------------------------------------------------------
Other                                                              213,358
==========================================================================
     Total expenses                                              6,072,085
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                       (31,363)
==========================================================================
     Net expenses                                                6,040,722
==========================================================================
Net investment income (loss)                                    (2,469,221)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (23,720,349)
--------------------------------------------------------------------------
  Foreign currencies                                               309,228
--------------------------------------------------------------------------
  Futures contracts                                                 70,586
--------------------------------------------------------------------------
  Option contracts written                                         313,095
==========================================================================
                                                               (23,027,440)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,777,369
--------------------------------------------------------------------------
  Foreign currencies                                                58,015
--------------------------------------------------------------------------
  Futures contracts                                                491,790
--------------------------------------------------------------------------
  Option contracts written                                          (7,821)
==========================================================================
                                                                23,319,353
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                           291,913
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (2,177,308)
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003              2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (2,469,221)   $   (7,462,645)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (23,027,440)     (100,653,432)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures contracts and
    option contracts                                             23,319,353        18,740,463
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (2,177,308)      (89,375,614)
=============================================================================================
Share transactions-net:
  Class A                                                         9,156,196       (52,935,575)
---------------------------------------------------------------------------------------------
  Class B                                                       (30,379,957)     (129,582,901)
---------------------------------------------------------------------------------------------
  Class C                                                        (3,346,348)      (11,592,089)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (24,570,109)     (194,110,565)
=============================================================================================
    Net increase (decrease) in net assets                       (26,747,417)     (283,486,179)
=============================================================================================

NET ASSETS:

  Beginning of period                                           576,920,957       860,407,136
=============================================================================================
  End of period                                               $ 550,173,540    $  576,920,957
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,956. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $24,370 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $68,465 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $800,472 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $793,032, $923,934 and $158,052, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $25,074 in front-end sales commissions from the sale of Class A shares and $25,910, $48 and $71,302 for Class A, Class B Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,800 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,037 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,037.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $61,980,603 were on loan to brokers. The loans were secured by cash collateral of $64,398,136 received by the Fund and invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $174,520 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $339,470,549
----------------------------------------------------------
October 31, 2010                               101,042,257
==========================================================
Total capital loss carryforward               $440,512,806
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $222,698,051 and $278,510,036, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 54,960,618
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (18,927,854)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 36,032,764
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $576,659,939.

NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                     260      $  65,671
----------------------------------------------------------
Written                               4,190        870,709
----------------------------------------------------------
Closed                               (2,080)      (541,172)
----------------------------------------------------------
Exercised                            (2,370)      (395,208)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 10--FUTURES CONTRACTS

On April 30, 2003, $480,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                                                               NO. OF        MONTH/        MARKET      UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT      VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    30       Jun.-03/Long   $6,870,750     $491,790
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 11--CAPITAL STOCK

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                    SIX MONTH ENDED                    YEAR ENDED
                                                                     APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      28,079,640    $ 347,160,275     34,069,111    $ 487,124,735
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         392,053        4,619,928      1,053,636       14,789,675
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         583,673        6,883,565      1,832,747       23,276,761
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         452,531        5,589,208      2,493,588       36,815,557
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (474,200)      (5,589,208)    (2,576,415)     (36,815,557)
==========================================================================================================================
Reacquired:
  Class A                                                     (27,815,014)    (343,593,287)   (40,176,531)    (576,875,867)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,509,268)     (29,410,677)    (7,795,399)    (107,557,019)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (868,011)     (10,229,913)    (2,644,180)     (34,868,850)
==========================================================================================================================
                                                               (2,158,596)   $ (24,570,109)   (13,743,443)   $(194,110,565)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                   YEAR ENDED OCTOBER 31,
                                        APRIL 30,        ------------------------------------------------------------------------
                                          2003             2002             2001             2000             1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  12.66        $  14.58         $  24.83         $  23.43         $  17.91     $  16.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.04)(a)       (0.11)(a)        (0.13)           (0.03)(a)        (0.10)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.02           (1.81)          (10.08)            2.77             6.12         1.74
=================================================================================================================================
    Total from investment operations        (0.02)          (1.92)          (10.21)            2.74             6.02         1.69
=================================================================================================================================
Less distributions from net realized
  gains                                        --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period           $  12.64        $  12.66         $  14.58         $  24.83         $  23.43     $  17.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             (0.16)%        (13.17)%         (41.17)%          11.52%           34.43%       10.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $344,706        $335,954         $439,612         $796,992         $388,549     $219,050
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     2.07%(c)        1.95%            1.68%(d)         1.62%(d)         1.67%        1.70%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.72)%(c)      (0.75)%          (0.66)%          (0.10)%          (0.57)%      (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $319,841,694.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 1.79% and 1.63% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.


                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                   YEAR ENDED OCTOBER 31,
                                       APRIL 30,        -------------------------------------------------------------------------
                                         2003             2002             2001             2000             1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $  12.09        $  14.00         $  23.98         $  22.78         $  17.52     $  16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.07)(a)       (0.17)(a)        (0.24)           (0.17)(a)        (0.23)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          0.03           (1.74)           (9.70)            2.71             5.99         1.71
=================================================================================================================================
    Total from investment operations       (0.04)          (1.91)           (9.94)            2.54             5.76         1.56
=================================================================================================================================
Less distributions from net realized
  gains                                       --              --            (0.04)           (1.34)           (0.50)       (0.43)
=================================================================================================================================
Net asset value, end of period          $  12.05        $  12.09         $  14.00         $  23.98         $  22.78     $  17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (0.33)%        (13.64)%         (41.50)%          10.95%           33.69%        9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $174,238        $206,189         $369,171         $806,409         $425,345     $282,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    2.57%(c)        2.45%            2.19%(d)         2.16%(d)         2.23%        2.26%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.22)%(c)      (1.25)%          (1.16)%          (0.64)%          (1.13)%      (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    44%             98%             134%             110%              93%          97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $186,318,099.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.


                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                            ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30,        ---------------------------------------------------------------------
                                             2003            2002            2001            2000             1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.10         $ 14.01         $ 23.98         $ 22.79          $ 17.52     $ 16.39
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.07)(a)       (0.17)(a)       (0.22)          (0.17)(a)        (0.23)(a)   (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.03           (1.74)          (9.71)           2.70             6.00        1.71
=================================================================================================================================
    Total from investment operations          (0.04)          (1.91)          (9.93)           2.53             5.77        1.56
=================================================================================================================================
Less distributions from net realized
  gains                                          --              --           (0.04)          (1.34)           (0.50)      (0.43)
=================================================================================================================================
Net asset value, end of period              $ 12.06         $ 12.10         $ 14.01         $ 23.98          $ 22.79     $ 17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               (0.33)%        (13.63)%        (41.46)%         10.90%           33.69%       9.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $31,229         $34,778         $51,624         $88,810          $31,356     $11,765
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        2.57%(c)        2.45%           2.19%(d)        2.16%(d)         2.23%       2.26%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.22)%(c)      (1.25)%         (1.16)%         (0.64)%          (1.13)%     (0.83)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                       44%             98%            134%            110%              93%         97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,872,435.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers were 2.30% and 2.17% for fiscal year ended 2001 and 2000, respectively.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.47%

AUSTRALIA-1.63%

Amcor Ltd. (Paper Packaging)                     2,221,000   $   11,563,926
---------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        2,300,500       13,030,060
---------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                             276,700          587,712
===========================================================================
                                                                 25,181,698
===========================================================================

BRAZIL-0.50%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        386,300        7,683,507
===========================================================================

CANADA-10.37%

Canadian National Railway Co. (Railroads)          186,500        9,060,913
---------------------------------------------------------------------------
CP Railway Ltd. (Railroads)                        391,700        9,098,500
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      597,300       19,586,407
---------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-11/14/02; Cost $35,585,025)(a)        1,089,000       42,539,063
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       305,600        8,151,607
---------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                550,700       18,158,195
---------------------------------------------------------------------------
Royal Bank of Canada (Banks)                       597,740       24,933,630
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       1,747,700       28,758,540
===========================================================================
                                                                160,286,855
===========================================================================

DENMARK-0.70%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        297,325       10,782,533
===========================================================================

FRANCE-10.66%

Aventis S.A. (Pharmaceuticals)                     296,450       15,084,779
---------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           240,100       11,291,251
---------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         334,836       29,444,997
---------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   202,965        9,517,661
---------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)         245,925       10,655,039
---------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           384,350       22,969,696
---------------------------------------------------------------------------
Societe Generale-Class A (Banks)                   132,000        8,087,888
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  262,844       34,531,590
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            356,900       23,284,561
===========================================================================
                                                                164,867,462
===========================================================================

GERMANY-3.50%

Adidas-Salomon A.G. (Apparel & Accessories)        101,925        8,786,497
---------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      515,440       25,426,950
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GERMANY-(CONTINUED)

Deutsche Boerse A.G. (Diversified Financial
  Services)                                        136,040        6,388,466
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        36,580   $   13,497,032
===========================================================================
                                                                 54,098,945
===========================================================================

HONG KONG-1.14%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                      1,080,000        5,968,419
---------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      241,100        6,321,642
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                      1,145,000        5,373,347
===========================================================================
                                                                 17,663,408
===========================================================================

HUNGARY-0.25%

OTP Bank Rt. (Banks)                               366,300        3,930,579
===========================================================================

INDIA-1.39%

Hindustan Lever Ltd. (Household Products)        1,100,000        3,355,558
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        308,228       18,177,440
===========================================================================
                                                                 21,532,998
===========================================================================

IRELAND-3.81%

Allied Irish Banks PLC (Banks)                   1,126,572       17,319,777
---------------------------------------------------------------------------
Bank of Ireland (Banks)                          2,365,000       28,955,156
---------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)             319,200       12,662,664
===========================================================================
                                                                 58,937,597
===========================================================================

ISRAEL-3.17%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,048,600       48,969,620
===========================================================================

ITALY-4.22%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                        1,274,080       17,336,760
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                2,297,949       32,810,431
---------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)               3,445,200       15,100,146
===========================================================================
                                                                 65,247,337
===========================================================================

JAPAN-13.42%

Canon Inc. (Office Electronics)                    604,000       24,488,203
---------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01; Cost
  $8,004,917)(a)                                   409,000        6,949,405
---------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         234,000       16,789,502
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     428,800       25,428,271
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
JAPAN-(CONTINUED)

Kao Corp. (Household Products)                     549,000   $   10,043,950
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     110,110       17,755,046
---------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                     164,300        8,692,829
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                 1,662,000       12,791,605
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)            838,300       24,186,138
---------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               920,000       14,153,846
---------------------------------------------------------------------------
Rohm Co. Ltd. (Semiconductors)                      76,500        7,908,357
---------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                179,000        6,579,720
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      518,500       11,775,666
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)         583,900        7,121,630
---------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                508,000       12,861,841
===========================================================================
                                                                207,526,009
===========================================================================

MEXICO-2.31%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            458,100        7,682,337
---------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(b)                            12,103,100       10,553,144
---------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         219,500        6,631,095
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                   4,251,000       10,850,621
===========================================================================
                                                                 35,717,197
===========================================================================

NETHERLANDS-1.65%

James Hardie Industries N.V. (Construction
  Materials)                                     1,573,000        6,465,294
---------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(b)                2,867,000       19,105,333
===========================================================================
                                                                 25,570,627
===========================================================================

PORTUGAL-0.79%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                   1,712,000       12,269,940
===========================================================================

SOUTH KOREA-2.58%

Kookmin Bank (Banks)(b)                            435,660       12,232,199
---------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                           105,000        2,892,750
---------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 202,000        6,702,841
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(b)                       72,000       18,081,515
===========================================================================
                                                                 39,909,305
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


SPAIN-5.13%

Altadis, S.A. (Tobacco)                          1,127,200   $   29,113,446
---------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                 798,190       38,768,299
---------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)            789,520       11,520,048
===========================================================================
                                                                 79,401,793
===========================================================================

SWITZERLAND-0.71%

UBS A.G. (Banks)                                   231,260       10,989,205
===========================================================================

TAIWAN-1.82%

Compal Electronics Inc. (Computer Hardware)      6,931,200        7,478,138
---------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)           2,624,300        8,207,997
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(b)                            9,029,809       12,385,219
===========================================================================
                                                                 28,071,354
===========================================================================

UNITED KINGDOM-19.72%

Astra-Zeneca PLC (Pharmaceuticals)                 119,500        4,693,520
---------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                     9,127,500       24,276,874
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)             1,849,200       30,974,894
---------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        630,000       10,633,403
---------------------------------------------------------------------------
Next PLC (Department Stores)                     1,359,900       20,527,126
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)       1,629,850       28,773,934
---------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                      5,504,300       16,467,322
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         1,233,400       32,381,114
---------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       668,000        4,004,953
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)        4,750,575       31,711,865
---------------------------------------------------------------------------
Tesco PLC (Food Retail)                          7,694,000       24,372,307
---------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)            3,134,600       30,841,572
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   16,786,800       33,167,607
---------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                        4,053,725       12,095,181
===========================================================================
                                                                304,921,672
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,263,287,971)                         1,383,559,641
===========================================================================




                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-10.67%

STIC Liquid Assets Portfolio(c)                 82,479,202   $   82,479,202
---------------------------------------------------------------------------
STIC Prime Portfolio(c)                         82,479,202       82,479,202
===========================================================================
    Total Money Market Funds (Cost
      $164,958,404)                                             164,958,404
===========================================================================
TOTAL INVESTMENTS-100.14% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,428,246,375)                                             1,548,518,045
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.56%

STIC Liquid Assets Portfolio (c)(d)            116,950,011      116,950,011
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $116,950,011)                                       116,950,011
===========================================================================
TOTAL INVESTMENTS-107.70% (Cost
  $1,545,196,386)                                             1,665,468,056
===========================================================================
OTHER ASSETS LESS LIABILITIES-(7.70%)                          (119,071,036)
===========================================================================
NET ASSETS-100.00%                                           $1,546,397,020
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of these securities at 04/30/03 was $49,488,468, which represented 3.20% of the Fund's net assets. These securities are not considered to be illiquid.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,545,196,386)*                            $1,665,468,056
------------------------------------------------------------
Foreign currencies, at value (cost
  $14,687,025)                                    14,379,490
------------------------------------------------------------
Receivables for:
  Investments sold                                22,984,444
------------------------------------------------------------
  Capital stock sold                              15,608,494
------------------------------------------------------------
  Dividends                                        4,767,205
------------------------------------------------------------
  Due from advisor -- See Note 2                     670,300
------------------------------------------------------------
Investment for deferred compensation plan             74,076
------------------------------------------------------------
Other assets                                         246,309
============================================================
     Total assets                              1,724,198,374
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            7,446,688
------------------------------------------------------------
  Capital stock reacquired                        50,131,958
------------------------------------------------------------
  Deferred compensation plan                          74,076
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      116,950,011
------------------------------------------------------------
Accrued distribution fees                          1,120,525
------------------------------------------------------------
Accrued directors' fees                                1,369
------------------------------------------------------------
Accrued transfer agent fees                        1,590,954
------------------------------------------------------------
Accrued operating expenses                           485,773
============================================================
     Total liabilities                           177,801,354
============================================================
Net assets applicable to shares outstanding   $1,546,397,020
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $2,048,495,737
------------------------------------------------------------
Undistributed net investment income (loss)        (3,226,013)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (619,020,846)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              120,148,142
============================================================
                                              $1,546,397,020
____________________________________________________________
============================================================




NET ASSETS:

Class A                                       $1,099,163,527
____________________________________________________________
============================================================
Class B                                       $  341,239,709
____________________________________________________________
============================================================
Class C                                       $  105,767,782
____________________________________________________________
============================================================
Class R                                       $      151,940
____________________________________________________________
============================================================
Institutional Class                           $       74,062
____________________________________________________________
============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     480,000,000
------------------------------------------------------------
  Outstanding                                     86,900,559
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     28,588,760
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      8,854,801
____________________________________________________________
============================================================
Class R:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                         12,066
____________________________________________________________
============================================================
Institutional Class:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                          5,818
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.65
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.65 divided by
       94.50%)                                $        13.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.59
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.73
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $112,749,551 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,460,982)      $ 11,217,866
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       499,208
--------------------------------------------------------------------------
Interest                                                            24,425
--------------------------------------------------------------------------
Security lending income                                            208,852
==========================================================================
    Total investment income                                     11,950,351
==========================================================================

EXPENSES:

Advisory fees                                                    7,082,344
--------------------------------------------------------------------------
Administrative services fees                                       184,806
--------------------------------------------------------------------------
Custodian fees                                                     651,972
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,572,006
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,817,658
--------------------------------------------------------------------------
Distribution fees -- Class C                                       534,856
--------------------------------------------------------------------------
Distribution fees -- Class R                                           441
--------------------------------------------------------------------------
Transfer agent fees                                              3,673,119
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              36
--------------------------------------------------------------------------
Directors' fees                                                      8,404
--------------------------------------------------------------------------
Other                                                              411,712
==========================================================================
    Total expenses                                              15,937,354
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                      (929,206)
==========================================================================
    Net expenses                                                15,008,148
==========================================================================
Net investment income (loss)                                    (3,057,797)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (44,743,368)
--------------------------------------------------------------------------
  Foreign currencies                                             1,122,480
==========================================================================
                                                               (43,620,888)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         50,098,627
--------------------------------------------------------------------------
  Foreign currencies                                               (37,001)
==========================================================================
                                                                50,061,626
==========================================================================
Net gain from investment securities and foreign currencies       6,440,738
==========================================================================
Net increase in net assets resulting from operations          $  3,382,941
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (3,057,797)   $   (8,846,063)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (43,620,888)     (221,331,772)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             50,061,626        52,979,939
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    3,382,941      (177,197,896)
==============================================================================================
Share transactions-net:
  Class A                                                         (1,995,141)     (212,077,269)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,302,139)     (148,436,124)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,620,053)      (35,844,117)
----------------------------------------------------------------------------------------------
  Class R                                                            106,369            49,318
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            80,835
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (65,810,964)     (396,227,357)
==============================================================================================
    Net increase (decrease) in net assets                        (62,428,023)     (573,425,253)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,608,825,043     2,182,250,296
==============================================================================================
  End of period                                               $1,546,397,020    $1,608,825,043
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $248,008. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $670,300 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $184,806 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,245,629 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid AIM Distributors $1,572,006, $1,817,658, $534,856 and $441, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $43,176 in front-end sales commissions from the sale of Class A shares and $484,459, $142, $15,694 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,700 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,795 and reductions in custodian fees of $103 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,898.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $112,749,551 were on loan to brokers. The loans were secured by cash collateral of $116,950,011 received by the Fund and invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $208,852 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2005                                                  $  4,400,190
------------------------------------------------------------------------------
October 31, 2006                                                     4,587,222
------------------------------------------------------------------------------
October 31, 2008                                                     5,435,313
------------------------------------------------------------------------------
October 31, 2009                                                   326,330,819
------------------------------------------------------------------------------
October 31, 2010                                                   221,461,389
==============================================================================
Total capital loss carryforward                                   $562,214,933
______________________________________________________________________________
==============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $449,791,927 and $571,093,424 respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $192,237,443
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (72,398,505)
================================================================================
Net unrealized appreciation of investment securities                $119,838,938
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,545,629,118.

NOTE 9--CAPITAL STOCK

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and 2002 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                      APRIL 30, 2003                    OCTOBER 31, 2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      194,230,925    $ 2,400,431,614     368,401,191    $ 5,196,926,844
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,042,694         12,312,918       3,311,442         44,849,213
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,505,574        111,724,479      15,573,890        203,220,053
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         610,218          7,614,278           3,845             49,318
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 --                 --           5,818             80,835
================================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          386,826          4,805,103         660,780          9,377,577
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (409,192)        (4,805,103)       (698,495)        (9,377,577)
================================================================================================================================
Reacquired:
  Class A                                                     (193,896,927)    (2,407,231,858)   (380,070,713)    (5,418,381,690)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (5,437,524)       (63,809,954)    (13,644,671)      (183,907,760)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (10,135,530)      (119,344,532)    (18,116,304)      (239,064,170)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (601,997)        (7,507,909)             --                 --
================================================================================================================================
                                                                (4,704,933)   $   (65,810,964)    (24,573,217)   $  (396,227,357)
________________________________________________________________________________________________________________________________
================================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Institutional shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,          ------------------------------------------------------------------------
                                        2003                2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    12.69          $    14.45       $    21.60    $    21.73       $    17.59    $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.01)(a)           (0.03)(a)        (0.01)         0.08(a)         (0.03)         0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (0.03)              (1.73)           (5.66)         0.72             4.49          0.96
=================================================================================================================================
    Total from investment
      operations                          (0.04)              (1.76)           (5.67)         0.80             4.46          1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                  --               --            --            (0.11)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                  --            (1.48)        (0.93)           (0.21)           --
=================================================================================================================================
    Total distributions                      --                  --            (1.48)        (0.93)           (0.32)        (0.06)
=================================================================================================================================
Net asset value, end of period       $    12.65          $    12.69       $    14.45    $    21.60       $    21.73    $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           (0.32)%            (12.18)%         (27.96)%        3.16%           25.73%         6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,099,164          $1,093,344       $1,404,269    $2,325,636       $2,058,419    $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)            1.70%            1.57%         1.44%            1.48%         1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 1.88%(c)            1.74%            1.61%         1.48%            1.52%         1.49%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.19)%(c)          (0.21)%          (0.04)%        0.30%           (0.14)%        0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   32%                 77%              85%           87%              86%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,056,688,936.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2003            2002           2001        2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.02        $  13.78       $  20.81    $  21.11       $  17.13       $  16.27
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)      (0.09)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.03)          (1.64)         (5.42)       0.74           4.36           0.95
==============================================================================================================================
    Total from investment operations            (0.08)          (1.76)         (5.55)       0.63           4.19           0.86
==============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)            --
==============================================================================================================================
Net asset value, end of period               $  11.94        $  12.02       $  13.78    $  20.81       $  21.11       $  17.13
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 (0.67)%        (12.77)%       (28.48)%      2.42%         24.72%          5.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $341,240        $401,288       $612,125    $997,843       $887,106       $744,987
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%          2.22%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%          2.26%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%        (0.49)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%            78%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $366,544,365.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ----------------------------------------------------------------
                                               2003            2002           2001        2000           1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.03        $  13.79       $  20.82    $  21.13       $  17.14       $ 16.27
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)     (0.09)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.04)          (1.64)         (5.42)       0.73           4.37          0.96
=============================================================================================================================
    Total from investment operations            (0.09)          (1.76)         (5.55)       0.62           4.20          0.87
=============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)           --
=============================================================================================================================
Net asset value, end of period               $  11.94        $  12.03       $  13.79    $  20.82       $  21.13       $ 17.14
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                 (0.75)%        (12.76)%       (28.47)%      2.37%         24.76%         5.35%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $105,768        $114,070       $165,857    $253,998       $118,208       $58,579
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%         2.22%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%         2.26%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%       (0.49)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%           78%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,857,660.
(d)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.69            $ 15.27
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
--------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.08)             (2.56)
============================================================================================
    Total from investment operations                             (0.10)             (2.58)
============================================================================================
Net asset value, end of period                                  $12.59            $ 12.69
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  (0.79)%           (16.90)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  152            $    49
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(c)           1.89%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.08%(c)           1.93%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)         (0.40)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          32%                77%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $177,878.
(d)  Annualized
(e)  Not annualized for period less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.73            $ 15.09
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03(a)            0.03(a)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.03)             (2.39)
=============================================================================================
    Total from investment operations                                --              (2.36)
=============================================================================================
Net asset value, end of period                                  $12.73            $ 12.73
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   0.00%            (15.64)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   74            $    74
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)           1.16%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.29%(c)           1.20%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.40%(c)           0.33%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          32%                77%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $72,818.
(d)  Annualized
(e)  Not annualized for period less than one year.

INVESCO INTERNATIONAL CORE EQUITY FUND--INVESTOR CLASS, CLASS A, B, C AND K PROSPECTUS
AIM International Mutual Funds
PROSPECTUS ENCLOSED | November 25, 2003
                        Your goals. Our solutions.      "AIM Logo appears here"

Protecting Your Privacy
     INVESCO is committed to protecting your personal and financial data. We collect non-public personal information about you from applications and other forms that you complete, as well as transactions that we perform for your accounts. This information allows us to provide service for your accounts and provide you with information when you request it.
     As permitted by law, we may share all of this information with our affiliates, as well as with third parties who perform marketing services on our behalf, or with whom we have joint marketing agreements, such as our own broker-dealer, fulfillment vendors, market researchers, customer survey companies and technology developers. We also provide this information to third parties who assist us in maintaining your accounts with us, or who process transactions for your accounts. If you acquired your INVESCO Funds shares through a broker-dealer, adviser, 401(k) plan or other intermediary, the intermediary may control your personal client information. If you are interested, please contact your intermediary to find out its policy for sharing client personal information.
     We restrict access to your non-public personal information to those employees who need to know that information to provide service for your accounts. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
     Additional information about our privacy policies can be obtained at our Web site, aiminvestments.com.
     This wrapper is not part of the prospectus.

PROSPECTUS | November 25, 2003
INVESCO INTERNATIONAL CORE EQUITY FUND -- INVESTOR CLASS, CLASS A, B, C AND R (FORMERLY, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND)
A mutual fund designed for investors seeking investment opportunities overseas. The Investor Class shares offered by this Prospectus are offered only to grandfathered investors. Please see the section of the Prospectus entitled "How To Buy Shares."
Class A, B and C shares are sold primarily through financial intermediaries. Class R shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...........  2
Fund Performance..................................  3
Fees And Expenses.................................  5
Investment Risks..................................  6
Principal Risks Associated With The Fund..........  6
Temporary Defensive Positions.....................  8
Fund Management...................................  8
Portfolio Managers................................  9
Potential Rewards.................................  9
Share Price.......................................  9
Tools Used to Combat Excessive Short-Term
  Trading Activity................................ 10
How To Buy Shares................................. 11
Your Account Services............................. 18
How To Sell Shares................................ 19
Taxes............................................. 22
Dividends And Capital Gain Distributions.......... 23
Financial Highlights.............................. 24

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.
The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
  AIM INTERNATIONAL MUTUAL FUNDS
[LOGO] Your goals
Our solutions/sm/
AIM
Investments
     A I M Advisors, Inc. ("AIM") is the investment advisor for the Fund (formerly, INVESCO International Blue Chip Value Fund) and INVESCO Global Asset Management (N.A.), Inc. ("IGAM"), is the sub-advisor for the Fund.
     On November 25, 2003, the series portfolio of AIM International Funds, Inc., II, a Maryland corporation (the "Company"), was redomesticated as the Fund, which is a series portfolio of AIM International Mutual Funds, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds,
     Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. IGAM is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."
     This Prospectus contains important information about the Fund's Investor Class, Class A, B, C and R shares. Class A, B and C shares are sold primarily through financial intermediaries. Class R shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class R shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." THIS PROSPECTUS WILL TELL YOU MORE ABOUT:
     Investment Goals & Strategies  [GRAPHIC]
[LOGO]Potential Investment Risks
     Past Performance               [GRAPHIC]
        ---------------------------------------------------------------
                                    [GRAPHIC]
     [LOGO]
          Investment Goals, Strategies, And Risks
     FACTORS
     International Core Equity Fund seeks total return. It is aggressively managed. The Fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.
     The Fund has a specific investment objective and strategy. The Fund invests primarily in securities of foreign companies. The Advisor defines a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, the Advisor looks at several factors to determine where a company's principal business activities are located, including:
    .  The physical location of the company's management personnel; and
    . Whether more than 50% of its assets are located outside the United States; or
    .  Whether more than 50% of its income is earned outside the United States.
     International Core Equity Fund emphasizes bottom-up analysis.
FOR MORE DETAILS ABOUT  Bottom-Up: For the Fund, the Advisor performs
THE FUND'S CURRENT IN-  fundamental analyses and extensive research on
VESTMENTS AND MARKET    specific stocks, which often includes visiting
OUTLOOK, PLEASE SEE THE companies to meet with corporate management and
MOST RECENT ANNUAL OR   understand the businesses. The Advisor seeks to
SEMIANNUAL REPORT.      invest in companies that have above-average
                        earnings growth that the Advisor believes is not
                        fully reflected in the present market price of
                        their securities. Also, the Advisor seeks to
                        increase diversification by setting maximum
                        limits on each security held in the portfolio.
                        Interna-tional Core Equity Fund also considers
                        value criteria. This means that the Advisor
                        considers companies that are performing well or
                        have solid management and products, but whose
                        stock prices do not reflect that value.
     In some cases, our local presence and fundamental research may provide investment insights into specific opportunities and risks involved in each country or region. This analysis is particularly important for investments in "emerging" markets -- those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and the nations in Western Europe (other than Greece, Portugal, and Turkey). In general, investments in emerging markets have a higher degree of risk than investments in more established markets.
     Other principal risks involved in investing in the Fund are market, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in the Fund.
     INVESCO International Core Equity -- Investor Class, Class A, B, C
     and R
     The Fund seeks total return through capital appreciation and current income. The Fund normally invests 80% of its net assets in equity securities of large-capitalization companies with a record of stable earnings or dividends and a reputation for high-quality management. Although some of its investments may be in smaller, emerging stock markets, the Fund generally invests in securities that are traded in larger, more liquid international securities exchanges.
     Fund Performance               [GRAPHIC]
     Performance information in the bar charts below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes. Information included in the table is that of Investor
     Class and Class C shares. Performance information for Class A, B and R shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C and R returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.
     The bar charts below show the Fund's Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge
     (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class shares, and the pre-tax average annual total returns of Class C shares for various periods ended December 31, 2002 compared to the MSCI-EAFE Index. The after-tax returns are shown only for Investor Class shares. After-tax returns for other classes offered in this Prospectus will vary.
     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes.
     After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns are not relevant.
     The information in the charts and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

INTERNATIONAL CORE EQUITY FUND -- INVESTOR CLASS
        ACTUAL ANNUAL TOTAL RETURN/1,3/
------------------------------------------------
                                     [BAR CHART]

------------------------------------------------
INTERNATIONAL CORE EQUITY -- INVESTOR CLASS
ACTUAL ANNUAL TOTAL RETURNS(3)
------------------------------------------------
YEAR ENDED                          ANNUAL TOTAL
DECEMBER 31                            RETURNS
-----------                         ------------
1999                                   23.43%
2000                                  (12.11%)
2001                                  (16.32%)
2002                                  (11.80%)
------------------------------------------------

  Best Calendar Qtr.  12/99 21.27%
  Worst Calendar Qtr. 9/02 (20.69%)

------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURN/4/
                                                                 AS OF 12/31/02
------------------------------------------------------------------------------------------
                                                                             10 YEARS
                                                        1 YEAR  5 YEARS OR SINCE INCEPTION
Investor Class
 International Core Equity Fund/2/
   Return Before Taxes                                 (11.80%)   N/A         (3.74%)/3/
   Return After Taxes on Distributions                 (11.80%)   N/A         (4.50%)/3/
   Return After Taxes on Distributions
    and Sale of Fund Shares                             (7.25%)   N/A         (5.02%)/3/
 MSCI-EAFE Index/5/
  (reflects no deduction for fees, expenses, or taxes) (15.66%)   N/A         (5.34%)/3/
Class C - Return Before Taxes (Including CDSC)
 International Core Equity Fund/1/                     (13.95%)   N/A        (13.18%)/6/
 MSCI-EAFE Index/5/
  (reflects no deduction for fees, expenses, or taxes) (15.66%)   N/A        (16.77%)/6/

/1 /Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.
/2/ Year-to-date return before taxes for Investor Class shares as of the calendar quarter ended September 30, 2003 was 11.66%.
/3 /The Fund (Investor Class shares) commenced investment operations on October
   28, 1998. Index comparison begins on October 31, 1998.
/4 /The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns would be lower than those shown.
/5/ The MSCI-EAFE Index is an unmanaged index that shows the performance of common stocks for European/Australasia/Far East Stock Markets. Please keep in mind that the Index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
/6/ Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.
Fees And Expenses
     This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class R shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.
     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                   Investor
                                                    Class   Class A  Class B  Class C  Class R
Maximum Front-End Sales charge on purchases
 as a percentage of offering price                     None    5.50%     None     None    None
Maximum Contingent Deferred Sales Charge (CDSC)
 as a percentage of the total original cost of the
 shares                                                None  None/1/ 5.00%/2/ 1.00%/2/ None/1/
Maximum Sales Charge on reinvested
 dividends/distributions                               None     None     None     None    None
Redemption Fee (as a percentage of
 amount redeemed)                                  2.00%/3/ 2.00%/3/     None     None    None
Exchange Fee                                       2.00%/3/ 2.00%/3/     None     None    None

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                          Investor
INTERNATIONAL CORE EQUITY FUND             Class   Class A  Class B  Class C   Class R
Management Fees                            0.75%      0.75%    0.75%    0.75%     0.75%
Distribution and Service (12b-1) Fees/4/   0.25%      0.35%    1.00%    1.00%     0.50%
Other Expenses/5,6/                        0.99%   0.38%/7/ 0.85%/7/ 1.77%/8/ 0.99%/10/
                                           -----   -------- -------- -------- ---------
Total Annual Fund Operating Expenses/5,6/  1.99%   1.48%/7/ 2.60%/7/ 3.52%/8/ 2.24%/10/
                                           =====   ======== ======== ======== =========
Fee Waivers/Reimbursements/6,9/            0.00%      0.00%    0.00%    0.77%     0.00%
Net Expenses/6,9/                          1.99%   1.48%/7/ 2.60%/7/ 2.75%/8/ 2.24%/10/
                                           =====   ======== ======== ======== =========

 /1/ If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's A I M Distributors, Inc. ("ADI") account. For qualified plans investing in Class R shares, you may pay a CDSC of 0.75% on your Class R shares if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."
 /2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
 /3/ A 2% fee is charged on redemptions or exchanges of Class A and Investor
     Class shares held 30 days or less, other than shares acquired through reinvestment of dividends and distributions.
 /4/ Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
 /5/ The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because it's custodian fees were reduced under expense offset arrangements.
 /6/ The Advisor is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between the Advisor and the Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after the Advisor incurred the expense. The voluntary expense limitations cannot be revoked prior to May 2004.
 /7/ Annualized for the period of April 1, 2002, since inception of class, through October 31, 2002.
 /8/ Certain expenses of International Core Equity Fund -- Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. These commitments cannot be revoked prior to May 2004. After absorption, but excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any. International Core Equity Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 1.00% and 2.75%, respectively, of the Fund's average net assets attributable to Class C shares.
 /9/ To limit expenses, the Advisor has contractually obligated itself to waive fees and bear expenses through October 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares.
/10/ Based on estimated expenses for the current fiscal year.
     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C and Class R shares of the Fund to the cost of investing in other mutual funds.
     The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C or Class R shares of the Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Investor Class, Class A, Class B, Class C and Class R shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Investor Class, Class A, Class B, Class C and Class R shares may be higher or lower, based on these assumptions your costs would be:

                                   1 year 3 years 5 years 10 years
International Core Equity Fund
  Investor Class                    $202    $624  $1,073     $2,317
  Class A/1/                        $692    $992  $1,313     $2,221
  Class B - With Redemption/1/      $763  $1,108  $1,580  $2,661/2/
  Class B - Without Redemption      $263    $808  $1,380  $2,661/2/
  Class C - With Redemption/1,3/    $378  $1,009  $1,761     $3,741
  Class C - Without Redemption/3/   $278  $1,009  $1,761     $3,741
  Class R                           $227    $700  $1,200     $2,575

 /1/ Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
 /2/ Assumes conversion of Class B to Class A at the end of the eighth year.
     Please see "How To Buy Shares."
 /3/ Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by the Advisor for the one-year period and the first year of the three-, five-, and ten-year periods).
[LOGO]Investment Risks
     You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:
       Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts. No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.
       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.
BEFORE INVESTING IN A     Volatility. The price of your mutual fund shares
FUND, YOU SHOULD DE-      will increase or decrease with changes in the
TERMINE THE LEVEL OF RISK value of the Fund's underlying investments and
WITH WHICH YOU ARE COM-   changes in the equity markets as a whole.
FORTABLE. TAKE INTO AC-
COUNT FACTORS LIKE YOUR   Not A Complete Investment Plan. An investment in
AGE, CAREER, INCOME AND   any mutual fund does not constitute a complete
TIME HORIZON.             investment plan. The Fund is designed to be only
                          a part of your personal investment plan.
[LOGO]Principal Risks Associated With The Fund
     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.
     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in foreign securities.
       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value. Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.
       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.
       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments. Transaction Costs. The costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those associated with domestic transactions.
     EMERGING MARKETS RISK
     Investments in emerging markets carry additional risks beyond those typical of investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada,
     Japan, Australia, New Zealand, and nations in Western Europe (other than Greece, Portugal, and Turkey).
     Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political, and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors -- including the Fund -- losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities. Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.
     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.
     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
     Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.
     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.
     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.
                 --------------------------------------------
     Although the Fund generally invests in equity securities of foreign companies, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts
A contract to exchange an amount of currency on a date in the future at an agreed-      Currency, Political, Diplomatic,
upon exchange rate might be used by the Fund to hedge against changes in foreign        Counterparty, and Regulatory Risks
currency exchange rates when the Fund invests in foreign securities. Such contracts do not reduce price fluctuations in foreign securities, or prevent losses if the prices of those securities decline.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions
     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.
Fund Management
                         INVESTMENT ADVISOR

INVESCO, AIM, IGAM AND ADI ARE AIM is the investment advisor for the Fund, and
SUBSIDIARIES OF AMVESCAP PLC,  IGAM is the sub-advisor for the Fund. IGAM is an
AN INTERNATIONAL INVESTMENT    affiliate of INVESCO. AIM is located at 11
MANAGEMENT COMPANY THAT        Greenway Plaza, Suite 100, Houston, Texas
MANAGES MORE THAN $345.2       77046-1173. AIM has acted as an investment
BILLION IN ASSETS WORLDWIDE.   advisor since its organization in 1976. Today,
AMVESCAP IS BASED IN LONDON,   AIM, together with its subsidiaries, advises or
WITH MONEY MANAGERS            manages over 190 investment portfolios,
                               encompassing a broad range of investment
NO SINGLE FUND SHOULD REPRE-   objectives. IGAM is located at 1355 Peachtree
SENT YOUR COMPLETE INVEST-     Street, NE, Suite 250, Atlanta, Georgia. As
MENT PROGRAM NOR SHOULD        sub-advisor, IGAM is responsible for the Fund's
YOU ATTEMPT TO USE THE FUND    day-to-day management, including the Fund's
FOR SHORT-TERM TRADING         in-vestment decisions and the execution of
PURPOSES.                      securities transactions with respect to the Fund.
                               ADI is the Fund's distributor and is responsible
                               for the sale of the Fund's shares.
                               INVESCO, AIM, IGAM and ADI are subsidiaries of
                               AMVESCAP PLC.
                               Prior to November 25, 2003, INVESCO served as the
                               investment advisor for the series portfolio of
                               the Company. The following table shows the fees
                               the Fund paid to INVESCO for its advisory
                               serv-ices in the fiscal year ended October 31,
                               2002.

--------------------------------------------------------------------
                               ADVISORY FEE AS A PERCENTAGE OF
FUND                      AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------
International Core Equity                   0.75%

Portfolio Managers
     The International Core Equity Fund is managed on a day-to-day basis by IGAM, which serves as the sub-advisor to the Fund. When the Advisor refers to team management without naming individual portfolio managers, the Advisor means a system by which a senior investment policy group sets country-by-country allocation of Fund assets and risk controls, while individual country specialists select individual securities within those allocations.
Fund                      Sub-Advisor Portfolio Manager
International Core Equity IGAM        Team Management
Potential Rewards
     The Fund offers shareholders the potential to increase the value of its capital over time; the Fund also offers the opportunity for current income. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.
     SUITABILITY FOR INVESTORS
     Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
    . are willing to grow their capital over the long-term (at least five years)
    . can accept the additional risks associated with international investing . understand that shares of the Fund can, and likely will, have daily price fluctuations
    . are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.
     You probably do not want to invest in the Fund if you are:
    . primarily seeking current dividend income (although the Fund does seek to provide income in addition to capital appreciation)
    . unwilling to accept potentially significant changes in the price of Fund shares
    .  speculating on short-term fluctuations in the stock markets
    . uncomfortable with the special risks associated with international investing.
Share Price

CURRENT MARKET VALUE OF FUND ASSETS The value of your Fund shares is likely to change
+ACCRUED INTERESTS AND DIVIDENDS    daily. This value is known as the Net Asset Value
-FUND DEBTS,                        per share, or NAV. The Advisor determines the
INCLUDING ACCRUED EXPENSES          market value of each invest-ment in the Fund's
/ NUMBER OF SHARES                  portfolio each day that the New York Stock
= YOUR SHARE PRICE (NAV)            Exchange ("NYSE") is open, at the close of the
                                    regular trading day on that exchange (normally
                                    4:00 p.m. Eastern time), except that securities
                                    traded primarily on the Nasdaq Stock Market
                                    ("Nasdaq") are normally valued by the Fund at the
                                    Nasdaq Official Closing Price provided by Nasdaq
                                    each business day. Shares of the Fund are not
                                    priced on days when the NYSE is closed, which
                                    generally is on weekends, most national holidays
                                    in the U.S., and Good Friday.

     The Fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Fund's Board of Trustees. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem Fund shares.
     NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.
     All purchases, sales, and exchanges of Fund shares are made by the Advisor at the NAV next calculated after the Advisor receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by the Advisor no later than the close of the NYSE to effect transactions at that day's NAV. If the Advisor receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.
     Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and the Advisor would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.
Tools Used to Combat Excessive Short-Term Trading Activity
     While the Fund provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund's shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "AIM and INVESCO Funds"):
      .  trade activity monitoring;
      .  trading guidelines;
      .  redemption fee on trades in certain AIM and INVESCO Funds; and
      .  selective use of fair value pricing.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.
     Trade Activity Monitoring
     The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.
     The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.
     Trading Guidelines
     Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
     Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.
     The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading. Redemption Fee
     Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled "How to Buy
     Shares -- Redemption Fee" for more information.
     The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.
     Fair Value Pricing
     The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund. Please see the section entitled "Share Price" for more information.
     Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.
How To Buy Shares
TO BUY SHARES AT THAT    The Fund offers multiple classes of shares. The
DAY'S CLOSING PRICE. YOU chart in this section shows several convenient
MUST CONTACT US BEFORE   ways to invest in the shares of the Fund if you
THE CLOSE OF THE NYSE,   invest directly through AIS. If you invest in the
NORMALLY 4:00 P.M. EAST- Fund through a financial intermediary, please
ERN TIME.                consult the financial intermediary, or with
                         respect to Class R shares, the plan or program sponsor, for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.
     With the exception of Class A shares, there is no charge to invest directly through AIS. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's AIS account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to Class R shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.75% on your Class R shares if the plan is redeemed within twelve months from initial deposit in the plan's AIS account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C or R shares acquired through reinvestment of dividends or other distributions, or Class A, B, C or R shares exchanged for the same class of another AIM Fund or INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor -- Sales Charges and Dealer Concessions."
     For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. ("AIS"), the Fund's transfer agent, to exchange into the fund you choose.
     A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.
     ADI reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. ADI also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If the Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
     Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire, and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an AIM or INVESCO Fund shareholder, the Fund may seek reimbursement for any loss from your existing account(s).
     Minimum Initial Investment. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.
     Minimum Subsequent Investment. $50 (Minimums are lower for certain retirement plans.)
     The following chart shows several ways to invest in the Fund if you invest directly through AIS.

METHOD                                    INVESTMENT MINIMUM
----------------------------------------------------------------------------------------
By Check                                  $1,000 for regular accounts; $250 for an IRA;
Mail to:                                  $50 for each subsequent investment.
AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739
or
AIM Investment Services, Inc.
P.O. Box 173706
Denver, CO 80217-3706.
You may also send your check by overnight
courier to:
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046
or
AIM Investment Services, Inc.
4350 South Monaco
Denver, CO 80237
----------------------------------------------------------------------------------------
By Wire                                   $1,000 for regular accounts; $250 for an IRA;
You may send your payment by bank wire    $50 for each subsequent investment.
(call 1-800-959-4246 for instructions).

PLEASE REMEMBER
------------------------------------------------
Mail your completed account application and
check to AIS.
AIS does not accept cash, credit cards, trav-
elers' cheques, credit card checks, instant
loan checks, money orders, or third party
checks unless they are from another financial
institution related to a retirement plan
transfer.
------------------------------------------------
Mail completed account application to the
transfer agent. Call the transfer agent at (800)
959-4246 to receive a reference number.
Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 113000609
Beneficiary Account Number: 00100366807
Beneficiary Account Name: AIM Investment
Services, Inc.
RFB: Fund Name, Reference #
OBI: Your Name, Account #

METHOD                                             INVESTMENT MINIMUM
-------------------------------------------------------------------------------------------------
By Telephone With ACH                              $1,000 for regular accounts; $250 for an IRA;
Call 1-800-959-4246 to request your purchase.      $50 for each subsequent investment.
Upon your telephone instructions, AIS will
move money from your designated bank/credit
union checking or savings account in order to
purchase shares.
-------------------------------------------------------------------------------------------------
By Internet                                        $1,000 for regular accounts; $250 for an IRA;
Go to AIM's Web site at aiminvestments.com.        $50 for each subsequent investment.
-------------------------------------------------------------------------------------------------
Regular Investing With Systematic Purchase         $50 per month for Systematic Purchase Plan;
Plan or Direct Payroll Purchase                    $50 per pay period for Direct Payroll Pur-
You may enroll on your fund application, or        chase. You may start or stop your regular in-
call us for a separate form and more details.      vestment plan at any time, with two weeks'
Investing the same amount on a monthly basis       notice to AIS.
allows you to buy more shares when prices are
low and fewer shares when prices are high.
This "dollar cost averaging" may help offset
market fluctuations. Over a period of time, your
average cost per share may be less than the
actual average net asset value per share.
-------------------------------------------------------------------------------------------------
By AIM 24-hour Automated Investor Line             $50 for subsequent investments.
With ACH
Automated transactions by telephone are avail-
able for subsequent purchases and exchanges
24 hours a day. Simply call 1-800-246-5463.
-------------------------------------------------------------------------------------------------
By Exchange                                        $1,000 for regular accounts; $250 for an IRA;
Between the same class of any two INVESCO          $50 for each subsequent investment.
Funds or certain classes of AIM Funds. Call
1-800-959-4246 for prospectuses of other
INVESCO Funds or AIM Funds. Exchanges may
be made by phone or at AIM's Web site at
aiminvestments.com. You may also establish an
automatic monthly exchange service between
two INVESCO Funds or certain classes of AIM
Funds; call us for further details and the correct
form.

PLEASE REMEMBER
-----------------------------------------------
You must provide your bank account in-
formation to AIS prior to using this option.
-----------------------------------------------
Open your account using one of the meth-
ods described above.
Access your account at
www.aiminvestments.com. The proper bank
instructions must have been provided on
your account. You may not purchase shares
in AIM prototype retirement accounts on the
internet.
You will need a Web browser to use this
service.
-----------------------------------------------
Like all regular investment plans, neither Sys-
tematic Purchase Plan nor Direct Payroll Pur-
chase ensures a profit or protects against loss
in a falling market. Because you'll invest con-
tinually, regardless of varying price levels,
consider your financial ability to keep buying
through low price levels. And remember that
you will lose money if you redeem your
shares when the market value of all your
shares is less than their cost.
-----------------------------------------------
You must provide your bank account in-
formation to AIS prior to using this option.
-----------------------------------------------
See "Exchange Policy."

     Grandfathered Investors. Investor Class shares of a Fund can be purchased only by:
    . Persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002;
    . Any person or entity listed in the account registration for any Grandfathered Funds, which account in Investor Class shares was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
    . Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
    .  Defined benefit, defined contribution, and deferred compensation plans;
       and
    . INVESCO or AIM employees, INVESCO Funds directors, AIM Funds trustees, AMVESCAP employees, AMVESCAP directors, and their immediate families.
     For more detailed information about eligibility, please call 1-800-525-8085. If you hold Grandfathered Funds through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.
     Exchange Policy. You may exchange your shares in the Fund for shares of the same class in another INVESCO Fund or into certain classes of another AIM Fund, as described in the table below, on the basis of their respective NAVs at the time of the exchange.

     Shareholders invested in the following classes of the             Will be offered the ability to exchange into the
                         INVESCO Funds:                                      following classes of the AIM Funds:
-----------------------------------------------------------------------------------------------------------------------------
.. Investor Class Shares of all INVESCO Funds                     . Investor Class Shares of all AIM Funds
.. Class A Shares/1/ of all INVESCO Funds                         . Class A Shares of Category I and II Funds and AIM Tax-
                                                                   Exempt Cash Fund
                                                                 . Class A3 Shares of all AIM Funds
                                                                 . AIM Cash Reserve Shares of AIM Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
.. Class B Shares of all INVESCO Funds                            . Class B Shares of all AIM Funds, with the exception of AIM
                                                                   Floating Rate Fund
-----------------------------------------------------------------------------------------------------------------------------
.. Class C Shares of all INVESCO Funds                            . Class C Shares of all AIM Funds, with the exception of AIM
                                                                   Floating Rate Fund
-----------------------------------------------------------------------------------------------------------------------------
.. Institutional Class Shares of all INVESCO Funds                . Institutional Class Shares of all AIM Retail Funds
-----------------------------------------------------------------------------------------------------------------------------
.. Class K Shares of all INVESCO Funds                            . Exchanges not permitted
-----------------------------------------------------------------------------------------------------------------------------
     Shareholders invested in the following classes of the             Will be offered the ability to exchange into the
                           AIM Funds:                                      following classes of the INVESCO Funds:
-----------------------------------------------------------------------------------------------------------------------------
.. Investor Class Shares of all AIM Funds                         . Investor Class Shares of all INVESCO Funds
.. Class A Shares of all AIM Funds, with the exception of Class A . Class A Shares of all INVESCO Funds/2/
  Shares of Category III Funds purchased at net asset value
.. Class A3 Shares of the AIM Funds
.. AIM Cash Reserve Shares of AIM Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
.. Class B Shares of all AIM Funds                                . Class B Shares of all INVESCO Funds
-----------------------------------------------------------------------------------------------------------------------------
.. Class C Shares of all AIM Funds                                . Class C Shares of all INVESCO Funds
-----------------------------------------------------------------------------------------------------------------------------
.. Institutional Class Shares of all AIM Retail Funds             . Institutional Class Shares of all INVESCO Funds
-----------------------------------------------------------------------------------------------------------------------------
.. Class R Shares of all AIM Funds                                . Exchanges not permitted
-----------------------------------------------------------------------------------------------------------------------------

/1/ Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.
/2 /You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.
FUND EXCHANGES CAN BE A     Before making any exchange, be sure to review the
CONVENIENT WAY FOR YOU TO   prospectuses of the funds involved and consider
DIVERSIFY YOUR INVESTMENTS, the differences between the funds. Also, be
OR TO REALLOCATE YOUR IN-   certain that you qualify to purchase certain
VESTMENTS WHEN YOUR OB-     classes of shares in the new fund. An exchange is
JECTIVES CHANGE.            the sale of shares from one fund immediately
                            followed by the purchase of shares in another.
                            Therefore, any gain or loss realized on the
                            exchange is recogniz-able for federal income tax
                            purposes (unless, of course, you or your account
                            qualifies as tax-deferred under the Internal
                            Revenue Code). If the shares of the fund you are
                            selling have gone up in value since you bought
                            them, the sale portion of an exchange may result
                            in taxable income to you.
     You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, Class K shares for other Class K shares, or Class R shares for other Class R shares. If you make an exchange involving Class B, Class C, Class K or Class R shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, Class K or Class R shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.
     We have the following policies governing exchanges:
    . Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
    . Currently, if you exceed 10 exchanges per calendar year, or a AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and
       ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. Please see the subsection entitled "Tools Used to Combat Excessive Short-Term Trading Activity -- Trading Guidelines" for more information.
    . Effective on or about March 1, 2004, if you exceed four exchanges out of a AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S.
       Government Money Fund) per calendar year, or a Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one Fund and into (purchase) another Fund.
    . Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.
     In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.
     Redemption Fees (S&P 500 Index Fund Only). Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class, or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO
     Fund) within 30 days of their purchase:
              AIM Asia Pacific Growth
               Fund                     AIM High Yield Fund
              AIM Developing Markets    AIM International
               Fund                     Emerging Growth Fund
              AIM European Growth Fund  AIM International Growth
                                        Fund
              AIM European Small
               Company Fund             AIM Trimark Fund
              AIM Global Aggressive     INVESCO International
               Growth Fund              Core Equity Fund
                                        (formerly known
              AIM Global Growth Fund      as INVESCO
                                          International Blue
                                          Chip Value Fund)
              AIM Global Trends Fund    INVESCO S&P 500 Index
                                        Fund
              AIM Global Value Fund
     The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.
     The 2% redemption fee will not be charged on transactions involving the following:
    . total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;
    . total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;
    . total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;
    . total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;
    . total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or
    .  redemptions initiated by an AIM or INVESCO Fund.
     The AIM Affiliate's goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class, or Institutional Class (applicable only to
     INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.
     The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.
     Choosing a Share Class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a fund. Class A, B, C, K and R shares of the funds are available primarily through financial intermediaries.
     In addition, you should also consider the factors below:

                     Investor
                     Class    Class A   Class B   Class C    Class K   Class R
                     -------- -------   -------   -------    -------   -------
Initial Sales Charge None     5.50%     None      None       None      None
CDSC/1/              None     1% on     1% - 5%   1% for     0.70% on  0.75% on
                              certain   for       shares     certain   certain
                              purchases shares    held       purchases purchases
                              held less held      less than  held less held less
                              than 18   less than 12 months  than 12   than 12
                              months    6 years              months    months
12b-1 Fee            0.25%    0.35%     1.00%     1.00%      0.45%     0.50%
Redemption/Exchange  2.00%/2/ 2.00%/2/  None      None       None      None
 Fee
Conversion           No       No        Yes/3/    No         No        No
Purchase Order       None     None      $250,000  $1,000,000 None      None
 Maximum

  /1 /Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled
     "Distributor -- Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
 /2/ A 2% fee is charged on redemptions or exchanges of Class A and Investor
     Class shares held 30 days or less, other than shares acquired through reinvestment of dividends and distributions.
  /3 /Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
     Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
     Internet Transactions. Investors may exchange and redeem shares of any INVESCO Fund through AIM's Web site. In addition, certain Grandfathered Investor Class shareholders may open new accounts in Investor Class shares. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM's Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.
     AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM's Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS's security procedures. By entering into the user's agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.
     SALES CHARGES (CLASS A, B, C, K AND R ONLY)
     Sales charges on Class A shares of the funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.
     Initial Sales Charges. Class A shares of the funds are subject to the following initial sales charges:

                                                  INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                             AS A % OF      AS A % OF
IN A SINGLE TRANSACTION                          OFFERING PRICE INVESTMENT
  Less than                           $25,000        5.50%        5.82%
  $25,000               but less than $50,000        5.25%        5.54%
  $50,000               but less than $100,000       4.75%        4.99%
  $100,000              but less than $250,000       3.75%        3.90%
  $250,000              but less than $500,000       3.00%        3.09%
  $500,000              but less than $1,000,000     2.00%        2.04%
  $1,000,000 or more                                 NAV          NAV

     Contingent Deferred Sales Charge (CDSC) for Class A, Class K and Class R Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account. For qualified plans investing in Class R shares, you may pay a CDSC of 0.75% if the plan is redeemed within twelve months from initial deposit in the plan's ADI account.
     CDSC for Class B and Class C Shares. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

YEAR SINCE PURCHASE MADE CLASS B CLASS C
 First                   5%       1%
 Second                  4%       None
 Third                   3%       None
 Fourth                  3%       None
 Fifth                   2%       None
 Sixth                   1%       None
 Seventh and following   None/1/  None

  /1 /Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
     Reduced Sales Charges and Sales Charge Exceptions. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.
     Reduced Sales Charges. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.
          Rights of Accumulation. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.
          Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM Fund or INVESCO Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.
          Letter of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.
       Initial Sales Charge/CDSC Exceptions
       You will not pay initial sales charges:
      .  on shares purchased by reinvesting dividends and distributions;
      . when exchanging shares of the same class among certain INVESCO Funds and certain classes of AIM Funds;
      .  when using the reinstatement privilege;
      . when a merger, consolidation, or acquisition of assets of an INVESCO Fund occurs; and
      .  upon automatic conversion of Class B to Class A.
       You will not pay a CDSC:
      .  if you purchase less than $1,000,000 of Class A shares;
      . if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
      .  if you redeem Class B shares you held for more than six years;
      .  if you redeem Class C shares you held for more than twelve months;
      . if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
      . if you redeem shares acquired through reinvestment of dividends and distributions;
      .  if you are a participant in a qualified retirement plan and redeem
         Class C shares or Class K shares in order to fund a distribution;
      .  if you are a qualified plan investing in Class A, Class K or Class R shares and elect to forego any dealer concession;
      .  on increases in the net asset value of your shares;
      .  to pay account fees;
      . for IRA distributions due to death or disability or periodic distributions based on life expectancy;
      . to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
      . for redemptions following the death of a shareholder or beneficial owner.
     There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.
     Distribution Expenses. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.
     Under each 12b-1 Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.
Your Account Services
     With the exception of householding, the following information pertains only to shareholders who hold their shares directly through AIS. Shareholder Accounts. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

AIS PROVIDES YOU WITH SERVICES     Quarterly Investment Summaries. Each calendar
DESIGNED TO MAKE IT SIMPLE FOR YOU quarter, you receive a written state-ment which
TO BUY, SELL, OR EXCHANGE YOUR     consolidates and summarizes account activity and
SHARES OF ANY INVESCO MUTUAL FUND. value at the beginning and end of the period for each of your INVESCO Funds.

     Transaction Confirmations. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries. Telephone Transactions. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS Unless you decline the telephone transaction
AND CHECK ON YOUR ACCOUNT         privileges, when you fill out and sign the new
THROUGH OUR TOLL-FREE TELEPHONE   account Application, a Telephone Transaction
NUMBER. YOU MAY ALSO ACCESS       Authorization Form, or use your tele-phone
PERSONAL ACCOUNT INFORMATION AT   transaction privileges, you lose certain rights
OUR WEBSITE. AIMINVESTMENTS.COM   if someone gives fraudulent or un-authorized
                                  instructions to AIS that result in a loss to you.
                                  In general, if AIS has followed reasonable
                                  procedures, such as recording telephone
                                  instructions and sending written transaction
                                  confirmations, AIS is not liable for following
                                  telephone instructions that it be-lieves to be
                                  genuine. Therefore, you have the risk of loss due
                                  to unauthorized or fraudu-lent instructions.

     Householding. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.
     IRAs and Other Retirement Plans. Shares of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.
How To Sell Shares
     The chart in this section shows several convenient ways to sell your fund shares if you invest directly through AIS. If you invest in a fund through a financial intermediary, please consult the financial intermediary, or with respect to Class R shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary, or plan or program sponsor for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.
     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's AIS account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's AIS account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to Class R shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.75% on your Class R shares if the plan is redeemed within twelve months from initial deposit in the plan's AIS account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, K or R shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, K or R shares exchanged for the same class of another INVESCO fund or certain classes of another AIM fund as set forth under the section entitled "Exchange Policy." For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor -- Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING If you own shares in more than one fund, please
PRICE, YOU MUST CONTACT US BEFORE    specify the fund whose shares you wish to sell
4:00 P.M. EASTERN TIME.              and specify the class of shares. Remember that
                                     any sale or exchange of shares in a
                                     non-retirement account will likely result in a
                                     taxable gain or loss.

     While AIS attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.
     AISI usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.
     If you participate in Systematic Purchase Plan, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.
     Because of the Fund's expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $500 ($250 for Investor Class) as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $500 ($250 for Investor Class) or more.
     Redemption Fees. Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:
              AIM Asia Pacific Growth
               Fund                     AIM High Yield Fund
              AIM Developing Markets    AIM International
               Fund                     Emerging Growth Fund
              AIM European Growth Fund  AIM International Growth
                                        Fund
              AIM European Small
               Company Fund             AIM Trimark Fund
              AIM Global Aggressive     INVESCO International
               Growth Fund              Core Equity Fund
                                        (formerly known as
              AIM Global Growth Fund      INVESCO International
                                          Blue Chip Value Fund)
              AIM Global Trends Fund    INVESCO S&P 500 Index
                                        Fund
              AIM Global Value Fund
     The redemption fee will be retained by the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.
     The 2% redemption fee will not be charged on transactions involving the following:
      . total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;
      . total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;
      . total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;
      . total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;
      . total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or
      .  redemptions initiated by an AIM or INVESCO Fund.
     The AIM Affiliates' goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.
     The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes. Reinstatement Privilege (Class A and Class B Only). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify AISI in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.
The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.

METHOD                                      REDEMPTION MINIMUM                  PLEASE REMEMBER
-------------------------------------------------------------------------------------------------------------------------------
By Telephone                                Any amount.                         You must provide an IRA redemption form
Call us toll-free at: 1-800-959-4246.                                           to AIS prior to making an IRA redemption by
                                                                                telephone. AIS's telephone redemption priv-
                                                                                ileges may be modified or terminated in the
                                                                                future at AIS's discretion. The maximum
                                                                                amount which may be redeemed by tele-
                                                                                phone is generally $250,000.
-------------------------------------------------------------------------------------------------------------------------------
In Writing                                  Any amount.                         The redemption request must be signed by
Mail your request to:                                                           all registered account owners. Payment will
AIM Investment Services, Inc.                                                   be mailed to your address as it appears on
P.O. Box 4739                                                                   AIS's records, or to a bank designated by you
Houston, TX 77210-4739                                                          in writing.
You may also send your request by overnight
courier to:
AIM Investment Services, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046
-------------------------------------------------------------------------------------------------------------------------------
By Telephone With ACH                       Any amount.                         You must provide your bank account in-
Call 1-800-959-4246 to request                                                  formation or IRA redemption form to AIS
your redemption.                                                                prior to using this option. AIS will automati-
                                                                                cally pay the proceeds into your designated
                                                                                bank account.
-------------------------------------------------------------------------------------------------------------------------------
By Internet                                 Any amount. IRA redemptions are not Place your redemption request at
Go to AIM's Web site at                     permitted via the Internet.         www.aiminvestments.com. You will be al-
aiminvestments.com.                                                             lowed to redeem by internet if (1) you do
                                                                                not hold physical share certificates; (2) you
                                                                                can provide proper identification in-
                                                                                formation; (3) the proceeds of the re-
                                                                                demption do not exceed $250,000; and (4)
                                                                                you have already provided proper bank in-
                                                                                formation. AIM prototype retirement ac-
                                                                                counts may not be redeemed on the internet.
                                                                                The transfer agent must confirm your trans-
                                                                                action during the hours of the customary
                                                                                trading session of the NYSE in order to effect
                                                                                the redemption at that day's closing price.
                                                                                You will need a Web browser to use this
                                                                                service. Internet transactions are limited to a
                                                                                maximum of $250,000. AIS will automatically
                                                                                pay the proceeds into your designated bank
                                                                                account.

METHOD                                          REDEMPTION MINIMUM
-------------------------------------------------------------------------------------------
By AIM 24-hour Automated Investor Line          $50.
With ACH
Automated transactions by telephone are avail-
able for redemptions and exchanges 24 hours a
day. Simply call 1-800-246-5463
-------------------------------------------------------------------------------------------
Periodic Withdrawal Plan                        $100 per payment on a monthly or quarterly
You may call us to request the appropriate form basis. The redemption check may be made
and more information at 1-800-959-4246.         payable to any party you designate.
-------------------------------------------------------------------------------------------
Payment To Third Party                          Any amount.
Mail your request to:
AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

PLEASE REMEMBER
----------------------------------------------
Be sure to write down the confirmation
number provided to you. You must forward
your bank account information to AIS prior
to using this option.
----------------------------------------------
You must have at least $10,000 total invested
with the funds with at least $5,000 of that
total invested in the fund from which with-
drawals will be made.
----------------------------------------------
All registered account owners must sign the
request, with signature guarantees from an
eligible guarantor financial institution, such
as a commercial bank or a recognized na-
tional or regional securities firm.

Taxes

TO AVOID BACKUP WITHHOLDING, BE     Everyone's tax status is unique. We manage the
SURE WE HAVE YOUR CORRECT SOCIAL    Fund in an effort to provide maximum total
SECURITY OR TAXPAYER IDENTIFICATION returns to all shareholders of the Fund. The
NUMBER.                             Advisor generally focuses on pre-tax results and
                                    ordinarily does not manage the Fund to minimize
                                    taxes. We may, nevertheless, take advan-tage of
                                    opportunities to mitigate taxes through
                                    management of capital gains and losses. We
                                    encourage you to consult your own tax adviser on
                                    the tax impact to you of investing di-rectly or
                                    indirectly in the Fund.

     The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gain and net gain from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the intent of the Fund to distribute all investment company taxable income and net capital gain. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that neither of the Fund will pay any federal income or excise taxes.
     However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.
     If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.
     Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.
     Dividends And Capital Gain Distributions
     The Fund earns ordinary or investment income primarily from dividends and interest on their investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET     The Fund also realizes capital gains or losses
REALIZED CAPITAL GAIN ARE DIS-    when it sells securities in its portfolio for
TRIBUTED TO SHAREHOLDERS AT       more or less than it had paid for them. If total
LEAST ANNUALLY. DISTRIBUTIONS ARE gains on sales exceed total losses (including
TAXABLE WHETHER REINVESTED IN     losses carried forward from previous years), the
ADDITIONAL SHARES OR PAID TO YOU  Fund has a net realized capital gain. Net
IN CASH (EXCEPT FOR TAX-EXEMPT OR realized capital gain, if any, is distributed to
TAX-DEFERRED ACCOUNTS).           shareholders at least annually, usually in
                                  December. Dividends and capital gain
                                  distributions are paid to you if you hold shares
                                  on the record date of the distribution
                                  regardless of how long you have held your shares.
                                  Under present federal income tax laws, capital
                                  gains may be taxable at different rates,
                                  depending on how long the Fund has held the
                                  underlying investment. Short-term capital gains
                                  which are derived from the sale of assets held
                                  one year or less are taxed as ordinary income.
                                  Long-term capital gains which are derived from
                                  the sale of assets held for more than one year are

     taxed at up to the maximum capital gains rate, currently 15% for individuals (20% for gains that the Fund recognized prior to May 6, 2003). The Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead the loss will be deferred to a later date.
     Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO or AIM Fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.
Financial Highlights
The financial highlights table is intended to help you understand the financial performance of the various classes of the Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). With the exception of the period ended April 30, 2003, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the INVESCO International Fund Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 25, 2003, the series of AIM International Mutual Funds was a series portfolio of a Maryland corporation named AIM International Funds, Inc, II (formerly, INVESCO International Funds, Inc.). This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                 PERIOD                                         PERIOD
                                                  ENDED                                         ENDED
                                                APRIL 30         YEAR ENDED OCTOBER 31        OCTOBER 31
---------------------------------------------------------------------------------------------------------
                                                  2003       2002     2001     2000    1999   1998/(A)/
                                                UNAUDITED
INTERNATIONAL CORE EQUITY FUND --
 INVESTOR CLASS
PER SHARE DATA
Net Asset Value -- Beginning of Period             $7.35     $8.17   $11.16   $11.23   $10.02    $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)/(b)/                   0.05      0.05     0.03    (0.01)    0.02      0.00
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                     0.09     (0.87)   (2.07)    0.27     1.21      0.02
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.14     (0.82)   (2.04)    0.26     1.23      0.02
---------------------------------------------------------------------------------------------------------
Less Dividends and Distributions                    0.00      0.00     0.95     0.33     0.02      0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                   $7.49     $7.35    $8.17   $11.16   $11.23    $10.02
=========================================================================================================
TOTAL RETURN                                    1.90%/(c)/ (10.04%) (19.74%)   2.66%   11.77%  0.20%/(c)/
RATIOS
Net Assets -- End of Period ($000 Omitted)       $39,323   $40,620  $46,562  $61,708  $51,710    $6,287
Ratio of Expenses to Average Net Assets/(d)(e)/ 0.99%/(c)/   1.99%    1.89%    2.04%    2.09%  0.90%/(f)/
Ratio of Net Investment Income (Loss) to
 Average Net Assets/(e)/                        0.61%/(c)/   0.42%    0.12%   (0.37%)   0.30%  6.16%/(f)/
Portfolio Turnover Rate                           23%/(c)/     44%      54%      59%     112%     0%/(c)/

(a)From October 28, 1998, commencement of investment operations, to October 31, 1998.
(b)Net Investment Income aggregated less than $0.01 on a per share basis for the period ended October 31, 1998.
(c)Based on operations for the period shown and, accordingly, is not representative of a full year.
(d)Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO and IGAM, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e)Various expenses of the class were voluntarily absorbed by INVESCO and IGAM for the six months ended April 30, 2003 and the year ended October 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.12% and 2.56%, respectively, and ratio of net investment income (loss) to average net assets would have been 0.48% and (0.17%), respectively.
(f)Annualized

                                                            CLASS A                         CLASS B
                                                PERIOD ENDED    PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                  APRIL 30       OCTOBER 31       APRIL 30       OCTOBER 31
---------------------------------------------------------------------------------------------------------------
                                                    2003         2002/(A)/          2003         2002/(A)/
                                                 UNAUDITED                       UNAUDITED
INTERNATIONAL CORE EQUITY FUND --
 CLASS A & CLASS B
PER SHARE DATA
Net Asset Value -- Beginning of Period            $  7.31        $   8.96          $ 7.31        $   8.96
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS/(b)/
Net Investment Income (Loss)                         0.04            0.01            0.02           (0.01)
Net Losses on Securities
 (Both Realized and Unrealized)                      0.09           (1.66)           0.09           (1.64)
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.13           (1.65)           0.11           (1.65)
---------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                  $  7.44        $   7.31          $ 7.42        $   7.31
===============================================================================================================
TOTAL RETURN/(c)/                                   1.78%/(d)/    (18.42%)/(d)/     1.50%/(d)/    (18.42%)/(d)/
RATIOS
Net Assets -- End of Period ($000 Omitted)         $3,098          $2,944            $293             $84
Ratio of Expenses to Average Net Assets/(e)(f)/     0.91%/(d)/      1.48%/(g)/      1.36%/(d)/      2.60%/(g)/
Ratio of Net Investment Income (Loss) to
 Average Net Assets/(f)/                            0.79%/(d)/      0.47%/(g)/      0.53%/(d)/     (0.14%)/(g)/
Portfolio Turnover Rate                               23%/(d)/        44%/(h)/        23%/(d)/        44%/(h)/

(a)From April 1, 2002, since inception of class, to October 31, 2002.
(b)The per share information for Class B was computed based on average shares.
(c)The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.
(d)Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)Ratio is based on Total Expenses for the class, less Expenses Absorbed by INVESCO and IGAM, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f)Various expenses of Class B were voluntarily absorbed by INVESCO and IGAM for the six months ended April 30, 2003. If such expenses had not been absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (0.34%).
(g)Annualized
(h)Portfolio Turnover is calculated at the Fund level. Represents the year ended October 31, 2002.

                                                PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                                  APRIL 30        OCTOBER 31      OCTOBER 31
------------------------------------------------------------------------------------------------
                                                    2003         2002     2001    2000/(A)/
                                                 UNAUDITED
INTERNATIONAL CORE EQUITY FUND -- CLASS C
PER SHARE DATA
Net Asset Value -- Beginning of Period              $7.31        $8.06   $11.14     $12.06
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS/(b)/
Net Investment Loss                                  0.04        (0.02)   (0.02)     (0.04)
Net Losses on Securities
 (Both Realized and Unrealized)                      0.09        (0.88)   (2.12)     (0.88)
------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.13        (0.90)   (2.14)     (0.92)
------------------------------------------------------------------------------------------------
Less Dividends and Distributions                     0.00         0.00     0.94       0.00
------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                    $7.44        $7.16    $8.06     $11.14
================================================================================================
TOTAL RETURN/(c)/                                   1.78%/(d)/ (11.17%) (20.75%)    (7.63%)/(d)/
RATIOS
Net Assets -- End of Period ($000 Omitted)         $3,098       $1,115   $1,272     $1,082
Ratio of Expenses to Average Net Assets/(e)(f)/     0.91%/(d)/   2.75%    2.76%      2.47%/(g)/
Ratio of Net Investment Loss to
 Average Net Assets/(f)/                            0.79%/(d)/  (0.43%)  (0.62%)    (0.56%)/(g)/
Portfolio Turnover Rate                               23%/(d)/     44%      54%        59%/(h)/

(a)From February 15, 2000, since inception of class, to October 31, 2000.
(b)The per share information was computed based on average shares for the period ended October 31, 2000.
(c)The applicable CDSC fees are not included in the Total Return calculation.
(d)Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO and IGAM, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f)Various expenses of the class were voluntarily absorbed by INVESCO and IGAM for the six months ended April 30, 2003 and the years ended October 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.96%, 3.52% and 3.02%, respectively, and ratio of net investment loss to average net assets would have been (0.02%), (1.20%) and (0.88%), respectively.
(g)Annualized
(h)Portfolio Turnover is calculated at the Fund level. Represents the year ended October 31, 2000.
     November 25, 2003
     AIM INTERNATIONAL MUTUAL FUNDS
     INVESCO INTERNATIONAL CORE EQUITY FUND -- INVESTOR CLASS, CLASS A, B, C
     AND R
     You may obtain additional information about the Fund from several sources:
     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.
     Statement of Additional Information. The SAI dated November 25, 2003 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.
     Internet. The current Prospectus, annual report, and semiannual report of the Fund may be accessed through AIM's Web site at aiminvestments.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.
     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-6463 and 033-44611.
     811-7758

Automated Investor Line: 1-800-246-5463
Client Services: 1-800-959-4246
AIMinvestments.com
Effective 7/1/03, A I M Distributors, Inc.,/SM/ became
the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100
Houston, Texas 77046
I-ICE-PRO-1 11/03
                           Your goals. Our solutions.    "AIM Logo appears here"

                       STATEMENT OF ADDITIONAL INFORMATION

                         AIM INTERNATIONAL MUTUAL FUNDS

                    INVESCO International Core Equity Fund -
                      Investor Class, Class A, B, C, and R

                                    Address:

                 11 Greenway Plaza, Suite 100, Houston, TX 77046

                                Mailing Address:

                     P. O. Box 4739, Houston, TX 77210-4739

                                   Telephone:

                           In continental U.S., call:

                                 1-800-347-4246

                                November 25, 2003

--------------------------------------------------------------------------------

A Prospectus for the Investor Class, Class A, B, C, and R shares of INVESCO International Core Equity Fund (the "Fund") dated November 25, 2003, provides the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectus; in other words, this SAI is legally part of the Fund's Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. The financial statements for the Fund for the fiscal year ended October 31, 2002 are incorporated herein by reference from the Fund's Annual Report to Shareholders dated October 31, 2002. The financial statements for the Fund for the semi-annual period ended April 30, 2003 are incorporated herein by reference from the Fund's Semi-Annual Report to Shareholders dated April 30, 2003. Prior to November 25, 2003, the Fund was a series portfolio of a Maryland corporation named AIM International Funds, Inc. II (formerly, INVESCO International Funds, Inc.).

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Fund by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus, annual report, and semiannual report of the Fund are also available through the AIM website at aiminvestments.com.

                                TABLE OF CONTENTS

The Trust.....................................................................1

Shares of Beneficial Interest.................................................1

Investments, Policies, and Risks..............................................3

Investment Restrictions......................................................27

Management of the Fund.......................................................30

Trustees and Officers of the Trust...........................................40

Control Persons and Principal Holders of Securities..........................44

Distribution of Securities...................................................44

Other Service Providers......................................................60

Brokerage Allocation and Other Practices.....................................61

Tax Consequences of Owning Shares of the Fund................................63

Performance..................................................................66

Financial Statements.........................................................71

APPENDICES:

RATING OF DEBT SECURITIES...................................................A-1

TRUSTEES AND OFFICERS.......................................................B-1

TRUSTEE COMPENSATION TABLE..................................................C-1

PROXY VOTING POLICIES.......................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDER OF SECURITIES..........................E-1

                                    THE TRUST

AIM International Mutual Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM International Growth Fund and INVESCO International Core Equity Fund, (each a "Fund" and collectively, the "Funds"). This Statement of Additional Information relates solely to the Retail Classes of INVESCO International Core Equity Fund (formerly, INVESCO International Blue Chip Value Fund). Under the Amended and Restated Agreement and Declaration of Trust, dated effective as of June 11, 2003 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

The Trust was originally organized on October 30, 1991, as AIM International Funds, Inc., a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization, the Trust was reorganized as a Delaware statutory trust on November 25, 2003. The following funds were included in the reorganization: AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund. Prior to November 25, 2003, INVESCO International Core Equity Fund (formerly known as INVESCO International Blue Chip Value Fund) was a portfolio of AIM International Funds, Inc. II (formerly, INVESCO International Funds, Inc. ("IIFI")), a Maryland corporation. Pursuant to another Agreement and Plan of Reorganization, INVESCO International Core Equity Fund was redomesticated as a portfolio of the Trust. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 25, 2003 relating to the Fund (or a class thereof) is that of the predecessor fund (or the corresponding class thereof). Prior to July 1, 2002, AIM Asia Pacific Growth Fund, AIM European Growth Fund and AIM International Growth Fund were known as AIM Asian Growth Fund, AIM European Development Fund and AIM International Equity Fund, respectively.

                          SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

                                                                                                   INSTITUTIONAL      INVESTOR
                      FUND                  CLASS A     CLASS B        CLASS C        CLASS R          CLASS           CLASS

AIM Asia Pacific Growth Fund                   X           X              X

AIM European Growth Fund                       X           X              X              X                               X

AIM Global Aggressive Growth Fund              X           X              X

AIM Global Growth Fund                         X           X              X

AIM International Growth Fund                  X           X              X              X              X

INVESCO International Core Equity Fund         X           X              X              X                               X


Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is the approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

                        INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements, and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Fund's investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund's investments have generally been limited to debt securities rated B or higher by either S&P or Moody's at the time of purchase. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Fund expects that most emerging country debt securities in which it invests will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor and/or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor and/or sub-advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor and/or sub-advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor and/or sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor and/or sub-advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor and/or sub-advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield, or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Fund's options and futures activities may affect its turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors, and Collars. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stocks. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, dated December 21, 1999, the Fund may lend money to, and borrow money for temporary purposes from other funds advised by the Advisor or its affiliates. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Trust's advisor. The Advisor and the sub-advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act").

In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Trust's board of trustees has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Trust's Board of trustees has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Trust's board of trustees. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

The Advisor provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the board of trustees; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of trustees with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. The Advisor intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when the Advisor and the sub-advisor are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

         3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

         4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         5. issue senior securities, except as permitted under the 1940 Act;

         6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

         7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

         8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

         9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

         A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
         (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

         B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

         C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

         E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

         F. With respect to fundamental limitation (1), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

In addition, with respect to the Fund's investments in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

         Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

                             MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR AND SUB-ADVISOR

A I M Advisors, Inc. ("AIM") is the investment advisor for the Fund, and INVESCO Global Asset Management (N.A.), Inc. ("IGAM") is the sub-advisor. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor and IGAM served as the sub-advisor. IGAM is an affiliate of INVESCO. INVESCO and AIM are referred to herein, as appropriate as the "Advisor".

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

IGAM, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, is responsible for the Fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund. INVESCO Institutional is an affiliate of INVESCO.

AIM, INVESCO and IGAM are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly owned subsidiary of ARI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:

     INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

     INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

     INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

     INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

     INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

     INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

     INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

AIM provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

Investment Advisory Agreement

As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Fund are not exclusive and AIM and sub-advisor are free to render investment advisory services to others, including other investment companies.

AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and its series of shares.

Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

     o    0.75% on the first $500 million of the Fund's average net assets;

     o    0.65% on the next $500 million of the Fund's average net assets;

     o    0.55% of the Fund's average net assets from $1 billion;

     o    0.45% of the Fund's average net assets from $2 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the periods outlined in the table below, the Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                       Advisory       Total Expense     Total Expense
INVESTOR CLASS                       Fee Dollars      Reimbursements     Limitations
--------------                     ---------------   ---------------   ---------------

Year Ended October 31, 2002        $       365,864   $             0           2.00%
Year Ended October 31, 2001                430,101                 0           2.00%
Year Ended October 31, 2000                465,246                 0           2.00%

CLASS A

Period Ended October 31, 2002(1)   $         1,548   $             0           2.10%(2)

CLASS B

Period Ended October 31, 2002(1)   $           275   $             0           2.75%

CLASS C

Year Ended October 31, 2002        $         7,859   $         8,258           2.75%
Year Ended October 31, 2001                  6,549             2,248           2.75%
Period Ended October 31, 2000(3)             2,534                 0           2.75%

(1) For the period April 1, 2002, commencement of operations, through October 31, 2002.

(2) 2.00% prior to August 1, 2002. Effective August 1, 2002, the Total Expense Limitation was changed to 2.10%.

(3) For the period February 15, 2000, commencement of operations, through October 31, 2000.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The Investment Advisor" and in the Fund's Prospectus.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

THE SUB-ADVISORY AGREEMENT

AIM has entered into a Master Sub-Advisory contract with INVESCO Global Asset Management (N.A.), Inc. ("IGAM") (the "Sub-Advisor") to provide investment sub-advisory services to the Fund.

IGAM is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). IGAM provides investment supervisory services on both discretionary and non-discretionary bases to pension and profit sharing plans, endowments and educational institutions, investment companies, insurance companies, and individuals and personal holding companies.

AIM and IGAM are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

For the services to be rendered by IGAM under its Master Sub-Advisory Contract, the Advisor will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. On an annual basis, the sub-advisory fee is equal to 40% of the Advisor's compensation of the sub-advised assets per year.

BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Approval of Advisory Agreement with AIM

At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The independent trustees also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:

          o The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Fund, and noted that the persons providing portfolio management services to the Fund would not change.

          o The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if the Fund engages in securities lending.

          o Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to the Fund. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

          o The performance record of the Fund. The Board reviewed the Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Fund and is able, therefore, to provide advisory and administrative services to the Fund.

               o Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for the Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that the Fund's projected expense ratio and advisory fees under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to the Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that the Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

               o The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before the Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of the Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower's obligation to return the loaned securities. If the Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of the Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

               o The terms of the advisory agreement. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist the Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which the Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Fund. In so doing, they were advised by independent counsel, retained by the independent trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The advisory agreement will expire, unless renewed, on or before June 30, 2005.

Board Approval of Sub-Advisory Agreement with AIM and IGAM.

At the request of AIM and IGAM, the Board discussed the approval of the sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The independent trustees also discussed the approval of the sub-advisory agreement with independent counsel prior to that meeting. In evaluating the sub-advisory agreement, the Board requested and received information from AIM and IGAM to assist in its deliberations.

The Board considered the following factors in determining the reasonableness and fairness of the sub-advisory agreement between AIM and IGAM:

     o The range of sub-advisory services provided by IGAM. The Board reviewed the services to be provided by IGAM under the sub-advisory agreement, and noted that the level and type of investment advisory services under the sub-advisory agreement would be comparable to those provided by IGAM under Trust's then-current sub-advisory agreement with IGAM.

     o The fees payable to IGAM for its services. The Board noted that IGAM will receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and IGAM, as well as by AMVESCAP, the indirect parent of AIM and IGAM. The Board also noted that the changes to the compensation to IGAM would have no effect on the Fund, since the fees are payable by AIM.

     o The performance record of the Fund. The Board reviewed the performance record of the Fund and noted that the same portfolio management team would provide investment advisory services to the Fund under the sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to the Fund, after considering performance information that it received during the past year from IGAM.

     o The profitability of IGAM. The Board considered information concerning the profitability of IGAM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that IGAM would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the sub-advisory fees are less than the advisory fees currently received by IGAM under the then-current sub-advisory agreement, but that IGAM assured the Board that such reduction would not affect the nature or quality of the services provided by it to the Fund.

     o The terms of the sub-advisory agreement. The Board reviewed the terms of the sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which the Fund operates, and that IGAM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the sub-advisory agreement between AIM and IGAM for the Fund. In so doing, they were advised by independent counsel, retained by the independent trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The sub-advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADMINISTRATIVE SERVICES AGREEMENT

AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Master Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

TRANSFER AGENCY AGREEMENT

AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, TX 77046, is the Trust's transfer agent, dividend disbursing agent, and registrar for the Fund.

The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that the Fund pays the transfer agent an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

ADMINISTRATIVE SERVICES AND TRANSFER AGENCY FEES PAID TO INVESCO

Prior to October 1, 2003, INVESCO served as transfer agent to the Fund. INVESCO delegated its duties as administrator to the fund to AIM pursuant to an agreement dated August 12, 2003.

During the periods outlined in the table below, the Fund paid the following fees to INVESCO, if applicable, prior to the voluntary absorption of the Fund expenses by INVESCO (and the sub-advisor, where applicable). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO had contractually obligated itself to waive fees and bear expenses that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, and 2.75% for each of Class B and Class C shares. The Advisor is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                                ADMINISTRATIVE    TRANSFER
                                                  ADVISORY        SERVICES         AGENCY
                                                -------------   -------------   -------------
INVESTOR CLASS

Year Ended October 31, 2002                     $     365,864   $      31,690   $     284,398
Year Ended October 31, 2001                           430,101          35,655         292,210
Year Ended October 31, 2000                           465,246          37,864         399,836


CLASS A

Period Ended October 31, 2002(1)                $       1,548   $         137   $         195


CLASS B

Period Ended October 31, 2002(1)                $         275   $          24   $         120


CLASS C


Year Ended October 31, 2002                     $       7,859   $         682   $      13,735
Year Ended October 31, 2001                             6,549             544           8,191
Period Ended October 31, 2000(2)                        2,534             203           1,154

(1) For the period April 1, 2002, commencement of operations, through October 31, 2002.

(2) For the period February 15, 2000, commencement of operations, through October 31, 2000.


                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD OF TRUSTEES

The overall management of the business and affairs of the Fund and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended October 31, 2002, the Audit Committee held six meetings.

The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock and Dr. Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2002, the Investments Committee held four meetings.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's

Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation;
(iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2002, the Valuation Committee held one meeting.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each director (i) in the Company and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

COMPENSATION

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

RETIREMENT PLAN FOR TRUSTEES

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

DEFERRED COMPENSATION AGREEMENTS

Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involving in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund's sub-advisor. The investment sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of the Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Fund's shares by beneficial or record owners of the Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

A I M Distributors, Inc. ("AIM Distributors") became the distributor of the Fund effective July 1, 2003. AIM Distributors bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Fund.

INVESTOR CLASS. The Trust has adopted an Amended and Restated Master Distribution Plan - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of the Fund will make monthly payments to AIM Distributors computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Fund's Investor Class shares to investors. Payments by the Fund under the Investor Class Plan, for any month, may be made to compensate AIM Distributors for permissible activities engaged in and services provided.

CLASS A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to AIM Distributors at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate AIM Distributors, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of the Fund.

CLASS B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pays compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Fund and that provide continuing personal shareholder services to its customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to AIM Distributors following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes AIM Distributors to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pays compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to AIM Distributors under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, AIM Distributors will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where AIM Distributors grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by AIM Distributors to the financial intermediary immediately.

CLASS R. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class R pursuant to Rule 12b-1 under the 1940 Act relating to Class R shares (the "Class R Plan"). Under the Class R Plan, Class R shares of the Fund pay compensation monthly to AIM Distributors at an annual rate of 0.50% of average net assets attributable to Class R shares for the purpose of financing any activity which is primarily intended to result in the sale of Class R shares. The Class R Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund.

Of the aggregate amount payable under the Class R Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with AIM Distributors. Payments will be made by AIM Distributors to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with AIM Distributors, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the Banks would no longer invest customer assets in the Fund. Neither the Trust nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by the Fund.

AIM Distributors currently is the distributor of the Fund. Prior to July 1, 2003, IDI was the distributor of the Fund and as such the Fund made payments to IDI, under the Investor Class, Class A, Class B and Class C Plans during the fiscal year or period ended October 31, 2002 in the following amounts:

INVESTOR CLASS       CLASS A(1)         CLASS B(1)         CLASS C

 $  124,494            $  191            $   283           $10,670

(1) For the period April 1, 2002, commencement of operations, through October 31, 2002.

In addition, as of the fiscal year or period ended October 31, 2002 the following additional distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended October 31, 2003:

INVESTOR CLASS       CLASS A(1)         CLASS B(1)         CLASS C
 $    8,862            $  509             $   75            $  888

(1) For the period April 1, 2002, commencement of operations, through October 31, 2002.

For the fiscal year or period ended October 31, 2002, allocation of 12b-1 amounts paid by the Fund for the following categories of expenses were:

                                         INVESTOR CLASS    CLASS A(1)     CLASS B(1)       CLASS C

Advertising                               $      3,761   $          0   $          0   $          0
Sales literature, printing, and postage   $      7,870   $          0   $          0   $          0
Public Relations/Promotion                $     12,649   $          0   $          0   $          0
Compensation to securities dealers
    and other organizations               $     63,071   $        191   $        283   $     10,670
Marketing personnel                       $     37,143   $          0   $          0   $          0

(1) For the period April 1, 2002, commencement of operations, through October 31, 2002.

Because Class R shares did not commence investment operations until November 24, 2003, the Fund has made no payments to AIM Distributors under the Class R Plan as of the date of this SAI.

The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable data files of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of trustees of the Trust cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to AIM Distributors with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of trustees intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of the Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of trustees of the Trust, including a majority of the Independent Trustees. Under the agreement implementing the Plans, AIM Distributors or the Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to AIM Distributors shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with AIM Distributors. On a quarterly basis, the trustees review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of AIM Distributors or other companies affiliated with AIM Distributors. The benefits which the Trust believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objective of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES
Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

                                                 Investor's Sales Charge
                                        ---------------------------------------------
                                                                           Dealer
                                                                         Concession
                                                                        -------------
                                             As of           As a            As a
                                          Percentage      Percentage      Percentage
                                        of the Public       of the      of the Public
Amount of Investment in                   Offering        Net Amount      Offering
Single Transaction                          Price          Invested         Price
------------------                      -------------     ----------    -------------

Less than                  $    25,000       5.50%            5.82%         4.75%
$ 25,000  but less than    $    50,000       5.25             5.54          4.50
$ 50,000  but less than    $   100,000       4.75             4.99          4.00
$100,000  but less than    $   250,000       3.75             3.90          3.00
$250,000  but less than    $   500,000       3.00             3.09          2.50
$500,000  but less than    $ 1,000,000       2.00             2.04          1.60

AIM Distributors may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with AIM Distributors during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to AIM Distributors under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, AIM Distributors will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where AIM Distributors grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by AIM Distributors to the financial intermediary immediately.

Dealer Concessions (Class A, Class K, and Class R Only)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. AIM Distributors may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. AIM Distributors may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. AIM Distributors may pay financial intermediaries for Class A and Class K share purchases as follows:

         Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

         Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

         Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

         Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

         Class R - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

         Class R - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

    o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

    o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit sharing, or other employee benefit trust created pursuant to a plan qualified under Sections 401 or 403(b) of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP), or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified AIM Distributors in writing that all of its related employee SEP, SAR-SEP, or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced sales charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of Fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI program, the Purchaser wishes to cancel the agreement, he/she must give written notice to AIM Distributors. If at any time before completing the LOI program the Purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHTS OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such purchaser's existing investment in an INVESCO Fund and/or AIM Fund shares (Class A, B, C, K or R) of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all such shares owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish AIM Distributors with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o    The Advisor and its affiliates, or their clients;

     o Any current or retired officer, trustee, or employee (and members of their immediate family) of the Advisor, its affiliates or the INVESCO Funds or AIM Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with AIM Distributors. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Prospectus, CDSCs will not apply to the following:

          o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

          o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
          Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, Class K, or Class R shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

          o Liquidation by a Fund when the account value falls below the minimum required account size;

          o Investment account(s) of the Advisor; and

          o Class C shares if the investor's financial intermediary notifies AIM Distributors prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o    Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by AIM Distributors and notifies AIM Distributors prior to the time of investment.

CALCULATION OF NET ASSET VALUE (ALL CLASSES)

The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.



HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate AIM Distributors and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Fund or with the Advisor and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

   Net Asset Value / (1 - Sales Charge as % of Offering Price)=Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through AIM Distributors or through any financial intermediary who has entered into an agreement with AIM Distributors. In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with AIM Distributors must phone orders to the order desk of the Fund at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AIS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by AIM Distributors (other than any applicable CDSC or possible redemption fee) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. AIS intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

                             OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Fund.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, TX 77046 is the Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599, is legal counsel for the Trust.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Fund, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the Advisor considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with the Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

In order to obtain reliable trade execution and research services, the Advisor may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, the Advisor is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to its clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, the Advisor may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds and AIM Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined in the table below were:

       Year Ended October 31, 2002                  $           48,763
       Year Ended October 31, 2001                              96,561
       Year Ended October 31, 2000                             158,504

For the fiscal years ended October 31, 2002, 2001, and 2000, brokers providing research services (directed brokerage) received $36,011, $47,929, and $30,540, respectively, in commissions on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $16,722,563, $23,022,304, and $15,950,562, respectively. Commissions totaling $0, $0 and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal year ended October 31, 2002, 2001, and 2000.

At October 31, 2002, the Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

                                                             Value of Securities
         Fund                    Broker or Dealer            at October 31, 2002
         ----                    ----------------            -------------------

INVESCO International
Core Equity Fund            State Street Bank & Trust          $1,507,000
                            Deutsche Bank AG                   $  580,841

Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Fund and any broker or dealer that executes transactions for the Fund.

                  TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of the Fund to distribute all investment company taxable income and net capital gains. As a result of this intent and the Fund's qualification as regulated investment companies, it is anticipated that the Fund will not pay federal income or excise taxes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gain, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gain at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and loss are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is generally considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gain which are taxed at the capital gains rate. Short-term capital gain is included with income from dividends and interest as ordinary income and is paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and capital gain distributions, to the extent of the Fund's earnings and profits, are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

The transfer agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the transfer agent will be computed using the single-category average cost method, although neither the transfer agent nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gain for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.

                                   PERFORMANCE

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B, Class C, and Class R shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. A 0.70% CDSC may be charged on redemptions of Class R shares, if you are a qualified plan, elect to receive a dealer concession, and redeem the plan within twelve months from initial deposit in the plan's INVESCO account. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B, Class C, or Class R CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Fund's Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance. Performance is not given for the Class R shares as those shares had not commenced operations as of the date of this SAI.

Average annual total return performance for the one-, five-, and ten-year periods ended April 30, 2003 was:

                                                                     10 YEAR OR
                                              1 YEAR     5 YEAR    SINCE INCEPTION
                                              ------     ------    ---------------
INVESTOR CLASS

International Core Equity Fund
Return Before Taxes                           (18.59%)    N/A          (3.64%)(1)
Return After Taxes on Distributions           (18.59%)    N/A          (4.35%)(1)
Return After Taxes on Distributions
     and Sale of Fund Shares                  (11.41%)    N/A          (4.79%)(1)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)

International Core Equity Fund
Return Before Taxes                           (23.22%)    N/A          (20.06%)(2)
Return After Taxes on Distributions           (23.22%)    N/A          (20.06%)(2)
Return After Taxes on Distributions
     and Sale of Fund Shares                  (14.27%)    N/A          (16.03%)(2)

CLASS B - (INCLUDING CDSC)


International Blue Chip Value Fund
Return Before Taxes                           (24.26%)    N/A          (19.75%)(2)
Return After Taxes on Distributions           (24.26%)    N/A          (19.75%)(2)
Return After Taxes on Distributions
     and Sale of Fund Shares                  (14.90%)    N/A          (15.77%)(2)

CLASS C - (INCLUDING CDSC)

International Blue Chip Value Fund
Return Before Taxes                           (20.64%)    N/A          (12.25%)(3)
Return After Taxes on Distributions           (20.64%)    N/A          (12.89%)(3)
Return After Taxes on Distributions
     and Sale of Fund Shares                  (12.68%)    N/A           (9.53%)(3)

(1) The Fund (Investor Class shares) commenced investment operations on October 28, 1998.

(2) Since inception on April 1, 2002. Since inception performance is not annualized.

(3) Since inception on February 15, 2000.



Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)   ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                        ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                         n
                                 P(1 + T)  ATV
                                              D

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return (after taxes on
                            distributions)
                                    n = number of years
                        ATV  = ending value of a hypothetical $1,000 payment
                           D made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                        n
                                P(1 + T)  ATV
                                             DR

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return (after taxes
                            on distributions and redemption)
                                n = number of years
                        ATV   = ending value of a hypothetical $1,000 payment
                           DR made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions. ERV ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                 Lipper Mutual
Fund                                             Fund Category

International Core Equity Fund                   International Funds


Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:


American Association of Individual      Institutional Investor
    Investors' Journal                  Investor's Business Daily
Arizona Republic                        Kiplinger's Personal Finance
Banxquote                               Lipper Inc.'s Mutual Fund Performance
Barron's                                     Analysis
Bloomberg News                          Los Angeles Times
Boston Globe                            Money Magazine
Business Week                           Morningstar
CNBC                                    Mutual Funds Magazine
CNN                                     New York Times
Chicago Sun Times                       Rocky Mountain News
Chicago Tribune                         Smart Money
Denver Business Journal                 Time
Denver Post                             U.S. News and World Report
Dow Jones News Wire                     USA Today
Financial Times                         Wall Street Journal
Forbes                                  Washington Post
Fortune                                 Wiesenberger Investment Companies
Ibbotson Associates, Inc.                     Services



                              FINANCIAL STATEMENTS

The financial statements for the Fund for the fiscal year ended October 31, 2002 are incorporated herein by reference from the Fund's Annual Report to Shareholders dated October 31, 2002. Also incorporated by reference, from the Fund's Semiannual Report to Shareholders are the unaudited financial statements for the fiscal period April 30, 2003. Prior to November 25, 2003, the Fund was a series portfolio of a Maryland corporation named AIM International Funds, Inc. II.

                                   APPENDIX A

RATINGS OF DEBT SECURITIES

            The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

            Moody's corporate ratings areas follows:

            Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

            A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MOODY'S SHORT-TERM PRIME RATING SYSTEM

              Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

              Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

Moody's U.S. Long-Term Municipal Bond Rating Definitions

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL  RATINGS

            Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

         S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

                  Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

            Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

            The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

            Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

            Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

              The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                         TRUSTEE
NAME, YEAR OF BIRTH AND POSITION(s)      AND/OR                 PRINCIPAL OCCUPATION(s)                   OTHER TRUSTEESHIP(s)
         HELD WITH THE TRUST          OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-----------------------------------   -------------             -----------------------                   --------------------

INTERESTED PERSONS

Robert H. Graham(1) --  1946              1991           Director and Chairman, A I M Management                None
Trustee, Chairman and President                          Group Inc. (financial services holding
                                                         company); Director and Vice Chairman,
                                                         AMVESCAP PLC and Chairman of AMVESCAP
                                                         PLC - AIM Division (parent of AIM and a
                                                         global investment management firm)

                                                         Formerly: President and Chief Executive
                                                         Officer, A I M Management Group Inc.;
                                                         Director, Chairman and President, A I M
                                                         Advisors, Inc. (registered investment
                                                         advisor); Director and Chairman, A I M
                                                         Capital Management, Inc. (registered
                                                         investment advisor), A I M Distributors,
                                                         Inc. (registered broker dealer), AIM
                                                         Investment Services, Inc., (registered
                                                         transfer agent), and Fund Management
                                                         Company (registered broker dealer); and
                                                         Chief Executive Officer, AMVESCAP PLC -
                                                         Managed Products

Mark H. Williamson(2) -- 1951             2003           Director, President and Chief Executive                   None
Trustee and Executive Vice President                     Officer, A I M Management Group Inc.
                                                         (financial services holding company);
                                                         Director, Chairman and President, A I M
                                                         Advisors, Inc. (registered investment
                                                         advisor); Director, A I M Capital
                                                         Management, Inc. (registered investment
                                                         advisor) and A I M Distributors, Inc.
                                                         (registered broker dealer), Director and
                                                         Chairman, AIM Investment Services, Inc.,
                                                         (registered transfer agent), and Fund
                                                         Management Company (registered broker
                                                         dealer); and Chief Executive Officer,
                                                         AMVESCAP PLC - AIM Division (parent of
                                                         AIM and a global investment management
                                                         firm)

                                                         Formerly: Director, Chairman, President
                                                         and Chief Executive Officer, INVESCO
                                                         Funds Group, Inc.; and INVESCO
                                                         Distributors, Inc.; Chief Executive
                                                         Officer, AMVESCAP PLC - Managed
                                                         Products; Chairman and Chief Executive
                                                         Officer of NationsBanc Advisors, Inc.;
                                                         and Chairman of NationsBanc Investments,
                                                         Inc.


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                         TRUSTEE
NAME, YEAR OF BIRTH AND POSITION(s)      AND/OR                 PRINCIPAL OCCUPATION(s)                   OTHER TRUSTEESHIP(s)
         HELD WITH THE TRUST          OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-----------------------------------   -------------             -----------------------                   --------------------

INDEPENDENT TRUSTEES

Bob R. Baker -- 1936                      1983           Consultant                                         None
Trustee
                                                         Formerly: President and Chief Executive Officer,
                                                         AMC Cancer Research Center; and Chairman and
                                                         Chief Executive Officer, First Columbia
                                                         Financial Corporation

Frank S. Bayley -- 1939                   2001           Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                                     (registered investment
                                                                                                            company)

James T. Bunch -- 1942                    2000           Co-President and Founder, Green, Manning &          None
Trustee                                                  Bunch Ltd. (investment banking firm); and
                                                         Director, Policy Studies, Inc. and Van Gilder
                                                         Insurance Corporation

                                                         Formerly: General Counsel and Director,
                                                         Boettcher & Co.; and Chairman and Managing
                                                         Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett -- 1944                 1992           Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee                                                  (technology consulting company)                    company); and Captaris,
                                                                                                            Inc. (unified messaging
                                                                                                            provider)

Albert R. Dowden -- 1941                  2000           Director of a number of public and private         Cortland Trust, Inc.
Trustee                                                  business corporations, including the Boss          (Chairman) (registered
                                                         Group, Ltd. (private investment and                investment company);
                                                         management) and Magellan Insurance Company         Annuity and Life Re
                                                                                                            (Holdings), Ltd.
                                                         Formerly: Director, President and Chief            (insurance company)
                                                         Executive Officer, Volvo Group North America,
                                                         Inc.; Senior Vice President, AB Volvo; and
                                                         director of various affiliated Volvo
                                                         companies

Edward K. Dunn, Jr. -- 1935               1998           Formerly: Chairman, Mercantile Mortgage            None
Trustee                                                  Corp.; President and Chief Operating Officer,
                                                         Mercantile-Safe Deposit & Trust Co.; and
                                                         President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952                    1997           Chief Executive Officer, Twenty First Century      Administaff
Trustee                                                  Group, Inc. (government affairs company) and
                                                         Texana Timber LP

Carl Frischling -- 1937                   1991           Partner, law firm of Kramer Levin Naftalis         Cortland Trust, Inc.
Trustee                                                  and Frankel LLP                                    registered investment
                                                                                                            company)

                                         TRUSTEE
NAME, YEAR OF BIRTH AND POSITION(s)      AND/OR                 PRINCIPAL OCCUPATION(s)                   OTHER TRUSTEESHIP(s)
         HELD WITH THE TRUST          OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-----------------------------------   -------------             -----------------------                   --------------------

Gerald J. Lewis                           2000           Chairman, Lawsuit Resolution Services (San         General Chemical Group,
-- 1933                                                  Diego, California)                                 Inc., Wheelabrator
Trustee                                                                                                     Technologies, Inc.
                                                         Formerly: Associate Justice of the                 (waste management
                                                         California Court of Appeals                        company), Fisher
                                                                                                            Scientific, Inc., Henley
                                                                                                            Manufacturing, Inc.
                                                                                                            laboratory supplies),
                                                                                                            and California
                                                                                                            Coastal Properties, Inc.

Prema Mathai-Davis -- 1950                1998           Formerly: Chief Executive Officer, YWCA of         None
Trustee                                                  the USA

Lewis F. Pennock -- 1942                  1991           Partner, law firm of Pennock & Cooper              None
Trustee

Ruth H. Quigley -- 1935                   2001           Retired                                            None
Trustee

Louis S. Sklar -- 1939                    1991           Executive Vice President, Development and          None
Trustee                                                  Operations, Hines Interests Limited
                                                         Partnership (real estate development company)

Larry Soll, Ph.D.                         1997           Retired                                            Synergen Inc.
-- 1942                                                                                                     (biotechnology
Trustee                                                                                                     company) and Isis
                                                                                                            Pharmaceuticals, Inc.

OTHER OFFICERS

Kevin M. Carome(3) - 1956                 2003           Director, Senior Vice President, Secretary         N/A
Senior Vice President                                    and General Counsel, A I M Management Group
                                                         Inc. (financial services holding company) and
                                                         A I M Advisors, Inc.; and Vice President, A I M
                                                         Capital Management, Inc., A I M Distributors,
                                                         Inc. and AIM Investment Services, Inc.;
                                                         Director, Vice President and
                                                         General Counsel, Fund Management Company
                                                         Formerly: Senior Vice President and General
                                                         Counsel, Liberty Financial Companies, Inc.;
                                                         and Senior Vice President and General
                                                         Counsel, Liberty Funds Group, LLC

Gary T. Crum(4) -- 1947                   1991           Director, Chairman and Director of                 N/A
Senior Vice President                                    Investments, A I M Capital Management, Inc.;
                                                         Director and Executive Vice President, A I M
                                                         Management Group Inc.; Director and Senior
                                                         Vice President, A I M Advisors, Inc.; and
                                                         Director, A I M Distributors, Inc. and
                                                         AMVESCAP PLC.

                                                         Formerly: Chief Executive Officer and
                                                         President, A I M Capital Management, Inc.

------------

(3)      Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(4) Information is current as of January 10, 2003. 6 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                         TRUSTEE
NAME, YEAR OF BIRTH AND POSITION(s)      AND/OR                 PRINCIPAL OCCUPATION(s)                   OTHER TRUSTEESHIP(s)
         HELD WITH THE TRUST          OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-----------------------------------   -------------             -----------------------                   --------------------

Robert G. Alley -- 1948                   1994           Managing Director and Chief Fixed Income           N/A
Vice President                                           Officer, A I M Capital Management, Inc. and
                                                         Vice President, A I M Advisors, Inc.

Stuart W. Coco - 1955                     2002           Managing Director and Chief Research Officer       N/A
Vice President                                           - Fixed Income, A I M Capital Management,
                                                         Inc.; and Vice President, A I M Advisors,
                                                         Inc.

Melville B. Cox -- 1943                   1992           Vice President and Chief Compliance Officer,       N/A
Vice President                                           A I M Advisors, Inc. and A I M Capital
                                                         Management, Inc.; and Vice President, AIM
                                                         Investment Services, Inc.

Edgar M. Larsen(4) -- 1940                1999           Vice President, A I M Advisors, Inc.; and          N/A
Vice President                                           President, Chief Executive Officer and Chief
                                                         Investment Officer, A I M Capital Management,
                                                         Inc.

Dana R. Sutton -- 1959                    1991           Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                             Advisors, Inc.

                OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002

                                                                                             Aggregate Dollar Range of Equity
                                                                                          Securities in All Registered Investment
                                         Dollar Range of Equity Securities                    Companies Overseen by Trustee in
   Name of Trustee                                    Per Fund                              the AIM Funds and the INVESCO Funds
   ---------------                       ---------------------------------                ---------------------------------------

Robert H. Graham           Asia Pacific Growth                        $50,001 - $100,000             Over $100,000

                           European Growth                                 Over $100,000

                           Global Aggressive Growth                        Over $100,000

                           Global Growth                               $10,001 - $50,000

                           International Growth                            Over $100,000

Mark H. Williamson         Global Aggressive Growth                    $10,001 - $50,000           $10,001 - $50,000

Bob R. Baker               INVESCO International Core Equity                $1 - $10,000             Over $100,000

Frank S. Bayley            European Growth                                  $1 - $10,000           $10,001 - $50,000

                           Global Growth                               $10,001 - $50,000

James T. Bunch             INVESCO International Core Equity                $1 - $10,000          $50,001 - $100,000

Bruce L. Crockett          International Growth                             $1 - $10,000             $1 - $10,000

Albert R. Dowden                                 -0-                                              $50,001 - $100,000

Edward K. Dunn, Jr.        Global Aggressive Growth                         $1 - $10,000

                           International Growth                        $10,001 - $50,000           Over $100,000(6)

Jack M. Fields                                   -0-                                               Over $100,000(6)

Carl Frischling            Global Growth                               $10,001 - $50,000           Over $100,000(6)

Gerald J. Lewis            INVESCO International Core Equity                $1 - $10,000          $50,001 - $100,000

Prema Mathai-Davis         European Growth                             $10,001 - $50,000            Over $100,000(6)

                           Global Aggressive Growth                   $50,001 - $100,000


----------

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                                                                             Aggregate Dollar Range of Equity
                                                                                          Securities in All Registered Investment
                                         Dollar Range of Equity Securities                    Companies Overseen by Trustee in
   Name of Trustee                                    Per Fund                              the AIM Funds and the INVESCO Funds
   ---------------                       ---------------------------------                ---------------------------------------

Lewis F. Pennock                                 -0-                                              $50,001 -- $100,000

Ruth H. Quigley                                  -0-                                                 $1 - $10,000

Louis S. Sklar             International Growth                            Over $100,000            Over $100,000(6)

Larry Soll                 INVESCO International Core Equity                $1 - $10,000             Over $100,000

                                   APPENDIX C
                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each director of the Company who was not affiliated with AIM during the year ended December 31, 2002:

                                           RETIREMENT
                                            BENEFITS
                                             ACCRUED      ESTIMATED          TOTAL
                                             BY ALL    ANNUAL BENEFITS    COMPENSATION
                              AGGREGATE     AIM FUNDS  UPON RETIREMENT      FROM AIM
                            COMPENSATION      AND      FROM AIM FUNDS   FUNDS AND INVESCO
                              FROM THE      INVESCO     AND INVESCO       FUNDS PAID TO
        TRUSTEE              COMPANY(1)     FUNDS(2)      FUNDS(3)         DIRECTORS (4)
        -------             ------------   ----------  ---------------  -----------------
Bob R. Baker(5)                      0      $ 34,206      $ 34,000           $138,000

Frank S. Bayley               $  7,245       142,800        90,000            150,000

James T. Bunch(5)                    0             0        34,000            124,625

Bruce L. Crockett                7,196        50,132        90,000            149,000

Albert R. Dowden                 7,245        57,955        90,000            150,000

Edward K. Dunn, Jr               7,196        94,149        90,000            149,000

Jack M. Fields                   7,245        29,153        90,000            153,000

Carl Frischling(6)               7,245        74,511        90,000            150,000

Gerald J. Lewis(5)                   0             0        34,000            116,500

Prema Mathai-Davis               7,245        33,931        90,000            150,000

Lewis F. Pennock                 7,447        54,802        90,000            154,000

Ruth H. Quigley                  7,245       142,502        90,000            153,000

Louis S. Sklar                   7,399        78,500        90,000            153,000

Larry Soll(5)                        0        22,768        34,000            126,500

(1) Amounts shown are based on the fiscal year ended October 31, 2002. The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 2002, including earnings, was $34,495.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to the Company in respect of such retirement benefits was $8,064.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustees' retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has five years of service.

(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds will be considered one Fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the fiscal year ended October 31, 2002.

(6) During the fiscal year ended October 31, 2002 the Company paid $38,195 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

THE PROXY VOTING POLICIES APPLICABLE TO INVESCO INTERNATIONAL
CORE EQUITY FUND FOLLOW:

                                 GENERAL POLICY

         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.

BACKGROUND

         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.

PROXY VOTING POLICY

         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.

PROXY COMMITTEE

         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.


PROXY MANAGER

         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

CONFLICTS OF INTEREST

         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.

         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

PROXY VOTING PROCEDURES

The Proxy Manager will:

     o    Vote proxies;

     o Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

     o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

     o If requested, provide to clients a report of the proxies voted on their behalf.

PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

I.   CORPORATE GOVERNANCE

     INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

     INVESCO will generally vote FOR

          o    Annual election of directors

          o    Appointment of auditors

          o Indemnification of management or directors or both against negligent or unreasonable action

          o    Confidentiality of voting

          o    Equal access to proxy statements

          o    Cumulative voting

          o    Declassification of Boards

          o    Majority of Independent Directors

     INVESCO will generally vote AGAINST

          o Removal of directors from office only for cause or by a supermajority vote

          o    "Sweeteners" to attract support for proposals

          o    Unequal voting rights proposals ("superstock")

          o    Staggered or classified election of directors

          o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

          o    Proposals to vote unmarked proxies in favor of management

          o    Proposals to eliminate existing pre-emptive rights

II.  TAKEOVER DEFENSE AND RELATED ACTIONS

     INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

     INVESCO will generally vote FOR

          o    Fair price provisions

          o Certain increases in authorized shares and/or creation of new classes of common or preferred stock

          o    Proposals to eliminate greenmail provisions

          o    Proposals to eliminate poison pill provisions

          o    Proposals to re-evaluate or eliminate in-place "shark repellents"

     INVESCO will generally vote AGAINST

          o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

          o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

III. COMPENSATION PLANS

     INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

     INVESCO will generally vote FOR

          o    Stock option plans and/or stock appreciation right plans

          o Profit incentive plans provided the option is priced at 100% fair market value

          o Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

          o    Profit sharing, thrift or similar savings plans

     INVESCO will generally vote AGAINST

          o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

          o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

          o Proposals creating an unusually favorable compensation structure in advance of a sale of the company

          o Proposals that fail to link executive compensation to management performance

          o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

          o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

          o Adoption of a stock purchase plan at less than 85% of fair market value

IV.  CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

     INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

     INVESCO will generally vote FOR

          o    Proposals to reincorporate or reorganize into a holding company

          o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

     INVESCO will generally vote AGAINST

          o Proposals designed to discourage mergers and acquisitions in advance

          o Proposals to change state of incorporation to a state less favorable to shareholders' interests

          o Reincorporating in another state to implement anti-takeover measures

V.   SOCIAL RESPONSIBILITY

     INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

     INVESCO will generally vote FOR

          o    International Labor Organization Principles

          o Resolutions seeking Basic Labor Protections and Equal Employment Opportunity

          o    Expanding EEO/Social Responsibility Reporting

                                 RECORD KEEPING

The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                  PROXY VOTING

THE PROXY VOTING POLICIES APPLICABLE TO BOTH INVESCO EUROPEAN FUND AND INVESCO INTERNATIONAL CORE EQUITY FUND FOLLOW:

The Boards of Trustees of the INVESCO and AIM Mutual Funds have expressly delegated to the Advisors the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Advisor is required by the Boards of Trustees to act solely in the interests of shareholders of the Funds. Other clients of the Advisors who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Funds' proxy voting policy and procedures, as administered by the Advisor, is available without charge by calling 1-800-525-8085. It is also available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website, www.invescofunds.com.

PROXY VOTING ADMINISTRATION - The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by the Advisor and the Funds. These guidelines are reviewed periodically by the Proxy Committee and the Funds' Boards of Trustees; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Funds' Boards of Trustees to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- Overview -- As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the board of trustees and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o    Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Funds on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

Routine Matters - the Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

Boards of Trustees - The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of directors to eliminate cumulative voting.

Compensation - The Advisor believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

Anti-takeover and Similar Corporate Governance Issues - The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

Social Issues - The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. The Advisor will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where the Advisor believes there may be an actual or perceived conflict of interest, the Advisor votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual or perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Funds' Boards of Trustees on a quarterly basis, together with the reasons for such votes.

CODE OF ETHICS

The Advisor and AIM Distributors permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and AIM Distributor's personnel to conduct their personal investment activities in a manner that the Advisor and AIM Distributors believe is not detrimental to the Funds or the Advisor's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. All information listed below is as of August 25, 2003.

AIM ASIA PACIFIC GROWTH FUND

                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------    -------------------        -------------------       -------------------
ANTC Cust IRA FBO                                  -0-                        -0-                      5.64%
John D. Gentis
263 Avalon Ave
Lauderdale by the Sea, Fl. 33308-3501

Citigroup Global Markets House Account
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street                              5.36%                       -0-                       -0-
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         5.28%                       -0-                     12.67%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL, 32246

                                             CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------    -------------------        -------------------       -------------------
NFSC FEBO FBO Axiom Fund Ltd.
Ironshore Corp Svcs                                -0-                        -0-                      7.75%
45 East Putnam Ave. Ste. 118
Greenwich CT  06830-5428

AIM EUROPEAN GROWTH FUND

                                                                                                                  INVESTOR CLASS
                               CLASS A SHARES      CLASS B SHARES       CLASS C SHARES       CLASS R SHARES           SHARES**
                               --------------      --------------       --------------       --------------       --------------
                                 PERCENTAGE          PERCENTAGE           PERCENTAGE           PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF               OWNED OF            OWNED OF             OWNED OF             OWNED OF              OWNED OF
PRINCIPAL HOLDER                   RECORD              RECORD               RECORD               RECORD                RECORD
----------------               --------------      --------------       --------------       --------------       --------------
AMVESCAP Natl TR CO FBO              -0-                 -0-                  -0-                14.45%                  N/A
Equator Technologies, Inc.
401 (K) Retirement Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
Dyad LLC Sub #2
111 East Kilbourn Avenue             -0-                 -0-                  -0-                20.55%                  N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Oak Lawn LLC
111 East Kilbourn Avenue             -0-                 -0-                  -0-                19.73%                  N/A
Milwaukee WI  53202-6633

--------

** Investor class shares have not commenced operations.

                                                                                                                  INVESTOR CLASS
                               CLASS A SHARES      CLASS B SHARES       CLASS C SHARES       CLASS R SHARES           SHARES**
                               --------------      --------------       --------------       --------------       --------------
                                 PERCENTAGE          PERCENTAGE           PERCENTAGE           PERCENTAGE            PERCENTAGE
NAME AND ADDRESS OF               OWNED OF            OWNED OF             OWNED OF             OWNED OF              OWNED OF
PRINCIPAL HOLDER                   RECORD              RECORD               RECORD               RECORD                RECORD
----------------               --------------      --------------       --------------       --------------       --------------
BNY Clearing Services LLC
1 Kebana, LLC
111 East Kilbourn Avenue             -0-                 -0-                  -0-                19.41%                  N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Michael Present Inc.
111 East Kilbourn Avenue             -0-                 -0-                  -0-                17.83%                  N/A
Milwaukee WI  53202-6633

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th
Floor                               9.73%               8.52%                7.03%                 -0-                   N/A
333 West 34th Street
New York NY  10001-2402

Merrill Lynch Pierce
Fenner & Smith
FBO the Sole Benefit of
Customers
Attn:  Fund Administration          7.95%               5.83%               19.23%                 -0-                   N/A
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL
32246-6484

AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                             -------------------        -------------------       -------------------
NAME AND ADDRESS OF                          PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                    RECORD                    RECORD                     RECORD
-------------------                          -------------------        -------------------       -------------------
Citigroup Global Markets House Account              5.86%                      8.50%                     7.23%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                           9.76%                     11.74%                    17.28%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246

Prudential Securities Inc. FBO
Virgo Capital, LLC
900 3rd Ave Fl 11                                    -0-                        -0-                      5.10%
New York NY  10022-4728


AIM GLOBAL GROWTH FUND

                                               CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                            -------------------        -------------------       -------------------
NAME AND ADDRESS OF                         PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                   RECORD                    RECORD                     RECORD
-------------------                         -------------------        -------------------       -------------------
Citigroup Global Markets House Account             7.64%                      6.97%                     5.13%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Deloitte & Touche 401K Plan
Chase Manhattan Bank TTEE
Attn:  Angela Ma                                   7.25%                       -0-                       -0-
3 Metrotech Center, 6th Floor
Brooklyn NY  11245-0001

                                               CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                            -------------------        -------------------       -------------------
NAME AND ADDRESS OF                         PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                   RECORD                    RECORD                     RECORD
-------------------                         -------------------        -------------------       -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                          6.22%                      9.34%                    22.04%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246


AIM INTERNATIONAL GROWTH FUND

                                                                                                                      INSTITUTIONAL
                                   CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       CLASS R SHARES       CLASS SHARES
                                   --------------       --------------       --------------       --------------      -------------
                                     PERCENTAGE           PERCENTAGE           PERCENTAGE           PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF             OWNED OF             OWNED OF             OWNED OF            OWNED OF
PRINCIPAL HOLDER                       RECORD               RECORD               RECORD               RECORD              RECORD
----------------                   --------------       --------------       --------------       --------------      -------------
AMVESCAP National Trust Co. FBO          -0-                  -0-                  -0-                 8.34%                -0-
West Boylston Insurance
Agency, Inc. 401(k) Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
A Delia Inc. Sub #4
111 East Kilbourn Avenue                 -0-                  -0-                  -0-                17.28%                 -0-
Milwaukee WI  53202-6633

                                                                                                                      INSTITUTIONAL
                                   CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       CLASS R SHARES       CLASS SHARES
                                   --------------       --------------       --------------       --------------      -------------
                                     PERCENTAGE           PERCENTAGE           PERCENTAGE           PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF             OWNED OF             OWNED OF             OWNED OF            OWNED OF
PRINCIPAL HOLDER                       RECORD               RECORD               RECORD               RECORD              RECORD
----------------                   --------------       --------------       --------------       --------------      -------------
BNY Clearing Services LLC
Hudson View LLC
111 East Kilbourn Avenue                 -0-                  -0-                  -0-                23.10%                -0-
Milwaukee WI  53202-6633

Citigroup Global Markets House
Account
Attn:  Cindy Tempesta 7th Floor          -0-                 8.64%                 -0-                  -0-                 -0-
333 West 34th Street
New York NY  10001-2402

First Commerce Bank Trust
Attn:  Trust Department
P. O. Box 901075                         -0-                  -0-                  -0-                  -0-             100.00%
Fort Worth TX  76101-2075

Merrill Lynch Pierce Fenner &
Smith
FBO the Sole Benefit of
Customers
Attn:  Fund Administration             30.02%               22.31%               45.69%                 -0-                 -0-
4800 Deer Lake Dr. East 2nd
Floor
Jacksonville FL  32246-6484

Reliance Trust Company
Custodian
FBO Morley Incentives 401K
Profit Sharing Plan & Trust              -0-                  -0-                  -0-                16.88%                 -0-
P. O. Box 48529
Atlanta GA  30362-1529

                                                                                                                      INSTITUTIONAL
                                   CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       CLASS R SHARES       CLASS SHARES
                                   --------------       --------------       --------------       --------------      -------------
                                     PERCENTAGE           PERCENTAGE           PERCENTAGE           PERCENTAGE          PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF             OWNED OF             OWNED OF             OWNED OF            OWNED OF
PRINCIPAL HOLDER                       RECORD               RECORD               RECORD               RECORD              RECORD
----------------                   --------------       --------------       --------------       --------------      -------------
Sterne Agee & Leach Inc.
813 Shades Creek Pky                     -0-                  -0-                  -0-                22.29%                -0-
Birmingham AL  35209-4542

         As of August 25, 2003, INVESCO International Core Equity Fund was a portfolio of INVESCO International Funds, Inc.

MANAGEMENT OWNERSHIP

         As of August 25, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                     AIM INTERNATIONAL GROWTH FUND

                     November 25, 2003

                     Prospectus

                     Institutional Class

                     --------------------------------------------------------

                     AIM International Growth Fund seeks to provide long-term growth of capital.

                     This prospectus contains important information about the Institutional Class shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------

Dividends and Distributions                          5

Suitability for Investors                            5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Institutional Class shares of the fund were first made available for public sale on March 15, 2002.

    The bar chart and table shown below provide an indication of the risks of investing in the fund. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   45.78%
1994...................................................................   -3.34%
1995...................................................................   16.41%
1996...................................................................   18.98%
1997...................................................................    5.70%
1998...................................................................   13.42%
1999...................................................................   55.08%
2000...................................................................  -25.69%
2001...................................................................  -22.36%
2002...................................................................  -14.23%


    The Class A shares' year-to-date return as of September 30, 2003 was 11.89%.

    During the periods shown in the bar chart, Class A shares' highest quarterly return was 43.09% (quarter ended December 31, 1999) and the lowest quarterly return of the fund's Class A shares was -19.18% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's Class A shares performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended December                                    INCEPTION
31, 2002)                         1 YEAR     5 YEARS    10 YEARS     DATE
----------------------------------------------------------------------------
Class A                                                            04/07/92
  Return Before Taxes              (18.96)%   (3.83)%     5.43%
  Return After Taxes on
     Distributions                 (18.96)    (4.34)      4.85
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                   (11.64)    (2.83)      4.52
----------------------------------------------------------------------------
MSCI EAFE Index(1)                 (15.94)    (2.89)      4.00
  (reflects no deduction for
     fees, expenses, or taxes)
----------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.93%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.27

Total Annual Fund Operating Expenses                                1.20

Fee Waivers(2)                                                      0.04

Net Expenses                                                        1.16
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The investment advisor has contractually agreed to waive 0.05% of Management Fees on average net assets in excess of $500 million. The expense limitation agreement is in effect through October 31, 2004.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $122     $381      $660      $1,455
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2002, the advisor received compensation of 0.89% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

    They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutional investors. Shares of the Institutional Class of the fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Class of the fund is available is $1 million.

    The Institutional Class of the fund is designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of equity securities. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Institutional Class shares of the fund were first made available for public sale on March 15, 2002.

    The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal period March 15, 2002 through October 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  INSTITUTIONAL CLASS
                                                                           ---------------------------------
                                                                                           MARCH 15, 2002
                                                                           SIX MONTHS        (DATE SALES
                                                                             ENDED          COMMENCED) TO
                                                                           APRIL 30,         OCTOBER 31,
                                                                              2003              2002
Net asset value, beginning of period                                         $12.73            $ 15.09
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                        0.03(a)            0.03(a)
------------------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)                     (0.03)             (2.39)
============================================================================================================
    Total from investment operations                                             --              (2.36)
============================================================================================================
Net asset value, end of period                                               $12.73            $ 12.73
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                                0.00%            (15.64)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $   74            $    74
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                               1.17%(c)           1.16%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                            1.29%(c)           1.20%(d)
============================================================================================================
Ratio of net investment income to average net assets                           0.40%(c)           0.33%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                                       32%                77%
____________________________________________________________________________________________________________
============================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,818.
(d) Annualized
(e) Not annualized for period less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the Institutional Classes of the AIM Funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund Institutional Class accounts are as follows:

                                                                                               INITIAL        ADDITIONAL
TYPE OF ACCOUNT                                                                              INVESTMENTS     INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined Contribution Plans                    $         0      no minimum
Banks acting in a fiduciary or similar capacity, Collective and Common Trust Funds, Banks
and Broker-Dealers acting for their own account or Foundations and Endowments                  1 million      no minimum
Defined Contribution Plans (Corporate, Non-profit or Governmental)                            10 million      no minimum
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM Fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
                                       The financial consultant should mail
                                       your completed account application to
                                       the transfer agent,
                                       AIM Investment Services, Inc.,
                                       P.O. Box 0843,
                                       Houston, TX 77210-0843.
                                       The financial consultant should call
                                       the transfer agent at (800) 659-1005 to
                                       receive a reference number.
                                       Then, use the following wire
                                       instructions:
                                       Beneficiary Bank
                                       ABA/Routing #: 113000609
                                       Beneficiary Account Number: 00100366732
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS

If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                         -----------------------------
                         AIM INTERNATIONAL GROWTH FUND
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

----------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4497
                          Houston, TX 77001-4497

BY TELEPHONE:             (800) 451-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM INTERNATIONAL GROWTH FUND
 SEC 1940 Act file number: 811-6463
------------------------------------

AIMinvestments.com               AIFI-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INTERNATIONAL MUTUAL FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                ---------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS OF THE AIM INTERNATIONAL GROWTH FUND PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL GROWTH FUND. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL GROWTH FUND FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                ---------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 25, 2003, RELATES TO THE PROSPECTUS FOR THE INSTITUTIONAL CLASS OF AIM INTERNATIONAL GROWTH FUND DATED NOVEMBER 25, 2003.

                         AIM INTERNATIONAL MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.............................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Equity Investments..............................................................................6
                  Foreign Investments.............................................................................7
                  Debt Investments................................................................................9
                  Other Investments...............................................................................9
                  Investment Techniques..........................................................................10
                  Derivatives....................................................................................14
         Fund Policies...........................................................................................20
         Temporary Defensive Positions...........................................................................22

MANAGEMENT OF THE TRUST..........................................................................................22
         Board of Trustees.......................................................................................22
         Management Information..................................................................................22
                  Trustee Ownership of Fund Shares...............................................................23
         Factors Considered in Approving the Investment Advisory Agreement.......................................23
                  Compensation...................................................................................24
                  Retirement Plan For Trustees...................................................................24
                  Deferred Compensation Agreements...............................................................25
         Purchases of Class A Shares of the Funds at Net Asset Value.............................................25
         Codes of Ethics.........................................................................................25
         Proxy Voting Policies...................................................................................25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................26

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................26
         Investment Advisor......................................................................................26
         Service Agreements......................................................................................27
         Other Service Providers.................................................................................28

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................28
         Brokerage Transactions..................................................................................28
         Commissions.............................................................................................29
         Brokerage Selection.....................................................................................29
         Directed Brokerage (Research Services)..................................................................30
         Regular Brokers or Dealers..............................................................................30
         Allocation of Portfolio Transactions....................................................................30
         Allocation of Initial Public Offering ("IPO") Transactions..............................................31

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................31
         Purchase and Redemption of Shares.......................................................................31
         Redemptions by the Fund.................................................................................32
         Offering Price..........................................................................................32
         Redemption In Kind......................................................................................33
         Backup Withholding......................................................................................33

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................34
         Dividends and Distributions.............................................................................34
         Tax Matters.............................................................................................35

DISTRIBUTION OF SECURITIES.......................................................................................41
         Distributor.............................................................................................41

CALCULATION OF PERFORMANCE DATA..................................................................................42

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1

PERFORMANCE DATA................................................................................................I-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM International Mutual Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM International Growth Fund and INVESCO International Core Equity Fund (each a "Fund" and collectively, the "Funds"). This Statement of Additional Information relates solely to the Institutional Class shares of AIM International Growth Fund (the "Fund"). Under the Amended and Restated Agreement and Declaration of Trust, dated June 11, 2003 (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally incorporated on October 30, 1991, as AIM International Funds, Inc., a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization, the Trust was reorganized as a Delaware statutory trust on November 25, 2003. The following funds were included in the reorganization:
AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 25, 2003 relating to the Fund (or a class thereof) is that of the predecessor fund (or the corresponding class thereof). Prior to November 25, 2003, INVESCO International Core Equity Fund (formerly known as INVESCO International Blue Chip Value Fund) was a portfolio of AIM International Funds, Inc. II ("IIF"), a Maryland corporation. Pursuant to another Agreement and Plan of Reorganization, the fund was redomesticated as a portfolio of the Trust. Prior to July 1, 2002, AIM Asia Pacific Growth Fund, AIM European Growth Fund and AIM International Growth Fund were known as AIM Asian Growth Fund, AIM European Development Fund and AIM International Equity Fund, respectively.

SHARES OF BENEFICIAL INTEREST

         Shares of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:

                                                                                             INSTITUTIONAL   INVESTOR
                    FUND                      CLASS A     CLASS B     CLASS C     CLASS R        CLASS         CLASS
                    ----                      -------     -------     -------     -------    -------------   --------
AIM Asia Pacific Growth Fund                     X           X           X

AIM European Growth Fund                         X           X           X           X                           X

AIM Global Aggressive Growth Fund                X           X           X

AIM Global Growth Fund                           X           X           X

AIM International Growth Fund                    X           X           X           X             X

INVESCO International Core Equity Fund           X           X           X           X                           X

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Fund. The Fund may not use all of these techniques at any one time. The Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objective, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                  AIM INTERNATIONAL MUTUAL FUNDS

         SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


         FUND                 AIM INTERNATIONAL GROWTH FUND
--------------------          -----------------------------
SECURITY/INVESTMENT
TECHNIQUE
                     EQUITY INVESTMENTS
-----------------------------------------------------------
Common Stock                                X

Preferred Stock                             X

Convertible Securities                      X

Alternative Entity
Securities                                  X


                     FOREIGN INVESTMENTS
-----------------------------------------------------------
Foreign Securities                          X

Foreign Government
Obligations

Foreign Exchange
Transactions                                X


                       DEBT INVESTMENTS
-----------------------------------------------------------
U.S. Government
Obligations                                 X

Rule 2a-7 Requirements

Mortgage-Backed and
Asset-Backed
Securities

Collateralized
Mortgage Obligations

Bank Instruments

Commercial Instruments

Participation
Interests

Municipal Securities

Municipal Lease
Obligations

Investment Grade
Corporate Debt
Obligations                                 X

Junk Bonds

                  AIM INTERNATIONAL MUTUAL FUNDS

         SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


         FUND                 AIM INTERNATIONAL GROWTH FUND
--------------------          -----------------------------
SECURITY/INVESTMENT
TECHNIQUE
Liquid Assets                               X


                        OTHER INVESTMENTS
-----------------------------------------------------------
REITs                                       X

Other Investment
Companies                                   X

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind Securities

Synthetic Municipal
Instruments

                      INVESTMENT TECHNIQUES
-----------------------------------------------------------

Delayed Delivery
Transactions                                X

When-Issued Securities                      X

Short Sales                                 X

Margin Transactions

Swap Agreements                             X

Interfund Loans                             X

Borrowing                                   X

Lending Portfolio
Securities                                  X

Repurchase Agreements                       X

Reverse Repurchase                          X
Agreements

Dollar Rolls

Illiquid Securities                         X

Rule 144A Securities                        X

                  AIM INTERNATIONAL MUTUAL FUNDS

         SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


         FUND                 AIM INTERNATIONAL GROWTH FUND
--------------------          -----------------------------
SECURITY/INVESTMENT
TECHNIQUE
Unseasoned Issuers                          X

Portfolio Transactions

Sale of Money Market
Securities

Standby Commitments

                           DERIVATIVES
-----------------------------------------------------------
Equity-Linked
Derivatives                                 X

Put Options                                 X

Call Options                                X

Straddles                                   X

Warrants                                    X

Futures Contracts and
Options on Futures
Contracts                                   X

Forward Currency
Contracts                                   X

Cover                                       X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. The Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         The Fund may invest all of its total assets in foreign securities.

         Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by the Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Fund may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM International Growth Fund may invest without limit, but does not intend to invest more than 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The fund considers various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities re trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         The Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. The Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Fund may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. The Fund will purchase only investment grade corporate debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with its investment objective and policies, the Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         The Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         The Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount to such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. The Fund will not purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. The Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of the Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. The Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. The Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Fund may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Fund's holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, the Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         The Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if the Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. The Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. The Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         The Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." The Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. The Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         The Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, the Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although the Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if the Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         The Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Fund will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If the Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that the Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, the Fund's use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. The Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, the Fund's use of forward currency contracts may require the Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Fund do not expose the Fund to an obligation to another party, but rather provide the Fund with a right to exercise, the Fund intends to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Fund of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged.

For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. The Fund is subject to the following investment restrictions, which may be changed only by a vote of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which AIM must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Fund. They may be changed without approval of the Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.


                             MANAGEMENT OF THE TRUST

BOARD OF  TRUSTEES

         The overall management of the business and affairs of the Fund and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Cahir). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended October 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock and Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2002, the Investments Committee held four meetings.

         The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2002, the Valuation Committee held one meeting.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

FACTORS CONSIDERED IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was approved by the Fund's Board at a meeting held on July 30, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Directors considered a variety of factors, including: the requirements of the Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of the Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending funds is in the best interests of each lending fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to the Fund and its shareholders were adequate; (ii) the agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Fund's advisory agreement was in the best interests of the Fund and its shareholders and approved the agreement.

Compensation

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees ") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

PURCHASES OF CLASS A SHARES OF THE FUNDS AT NET ASSET VALUE

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

         AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

            FUND NAME                        NET ASSETS               ANNUAL RATE
            ---------                        ----------               -----------
AIM International Growth Fund           First $1 billion                 0.95%
                                        Amount over $1 billion           0.90%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Fund and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

         AIM has contractually agreed through October 31, 2004, to waive advisory fees for AIM International Growth Fund's Institutional Class shares by 0.05% of average daily net assets in excess of $500 million.

         The management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund for the last three fiscal years ended October 31 are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If the Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if the Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust 's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Fund for the last three fiscal years ended October 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Fund.

         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and its accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         It is anticipated that most investors will perform their own sub-accounting.

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Fund. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Fund.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by the Fund during the last three fiscal years ended October 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended October 31 the Fund did not paid brokerage commissions to brokers affiliated with the Fund, AIM, AIM Distributors, or any affiliates of such entities.

         The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust 's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

          AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by the Fund during the last fiscal year ended October 31, 2002 is found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended October 31, 2002 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPO's, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AISI for correction of transactions involving Fund shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AISI, an investor may change the bank account designated to receive redemption proceeds. AISI may request additional documentation.

         AISI may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUND

         If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Fund's prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         Institutional Class shares of the Fund are offered at their net asset value.

Calculation of Net Asset Value

         The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ

National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust 's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Fund in cash. It is possible that future conditions may make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether generally paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Fund to declare and pay annually net investment income dividends and capital gain distributions. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by the Fund have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         The Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. The Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, the Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, the Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the

Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Fund may not rely on informal rulings of the IRS, the Fund may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that the Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Fund may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of the Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that the Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), the Fund may be liable for excise tax. Moreover, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Fund is permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. The Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by the Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.

         BACKUP WITHHOLDING. The Fund may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gain.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions made that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of the Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the

Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from the Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. The Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of dividends from income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, [as amended,] relating to the Fund (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through other broker dealers whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Fund.

         The Trust (on behalf of the Institutional Class of AIM International Growth Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of AIM International Growth Fund's shares or the amount that the Fund will receive as proceeds from such sales. Dealers may not use sales of AIM International Growth Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                       n
                                 P(1+T) =ERV

Where      P       =    a hypothetical initial payment of $1,000.

           T       =    average annual total return (assuming the applicable
                        maximum sales load is deducted at the beginning of the one, five or ten year periods).

           n       =    number of years.

           ERV     =    ending redeemable value of a hypothetical $1,000 payment
                        at the end of the one, five or ten year periods (or fractional portion of such period).

         The average annual total returns for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix J.

         Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                       n
                                 P(1+U)  =ERV

Where           P      =   a hypothetical initial payment of $1,000.

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                n      =   number of years.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix J.

Average Annual Total Return (After Taxes on Distributions) Quotations

         The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determine the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                      n
                                P(1+T) =ATV
                                           D

where           P      =     a hypothetical initial payment of $1,000;

                T      =     average annual total return (after taxes on
                             distributions);

                n      =     number of years; and

                       ATV      =   ending value of a hypothetical $1,000
                          D payment made at the beginning of the one, five, or ten year periods (or since inception, if less than ten years) at the end of the one, five, or ten year periods (or since inception, if less than ten years), after taxes on fund distributions but not after taxes on redemption.

             Standardized average total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

             The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

             The average annual total returns (after taxes on distributions) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix J.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotations

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determine the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where        P      =     a hypothetical initial payment of $1,000;

             T      =     average annual total return (after taxes on
                          distributions and redemption);

             n      =     number of years; and

             ATV    =     ending value of a hypothetical $1,000 payment made at
                DR the beginning of the one, five, or ten year periods (or since inception, if less than ten years) at the end of the one, five, or ten year periods (or since inception, if less than ten years), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended April 30, 2003 are found in Appendix J.

Performance Information

         All advertisements for the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:

         Advertising Age             Forbes                      Nation's Business
         Barron's                    Fortune                     New York Times
         Best's Review               Hartford Courant            Pension World
         Broker World                Inc.                        Pensions & Investments

         Business Week               Institutional Investor      Personal Investor
         Changing Times              Insurance Forum             Philadelphia Inquirer
         Christian Science Monitor   Insurance Week              USA Today
         Consumer Reports            Investor's Business Daily   U.S. News & World Report
         Economist                   Journal of the American     Wall Street Journal
         FACS of the Week                Society of CLU & ChFC   Washington Post
         Financial Planning          Kiplinger Letter            CNN
         Financial Product News      Money                       CNBC
         Financial Services Week     Mutual Fund Forecaster      PBS
         Financial World

         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                          Stanger
         Donoghue's                                 Weisenberger
         Mutual Fund Values (Morningstar)           Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lipper International Fund Index
         Morgan Stanley Capital International Indices
              Including:
              EAFE Index
              EAFE Growth Index

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Fund's portfolios.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                        TRUSTEE
                                         AND/OR
    NAME, YEAR OF BIRTH AND             OFFICER     PRINCIPAL OCCUPATION(s) DURING PAST 5       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST          SINCE                     YEARS                           HELD BY TRUSTEE
-------------------------------         --------    -------------------------------------       --------------------

INTERESTED PERSONS
------------------
Robert H. Graham(1) --  1946              1991      Director and Chairman, A I M Management     None
Trustee, Chairman and President                     Group Inc. (financial services holding
                                                    company); Director and Vice
                                                    Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -
                                                    AIM Division (parent of AIM
                                                    and a global investment
                                                    management firm)
                                                    Formerly: President and
                                                    Chief Executive Officer, A I M
                                                    Management Group Inc.;
                                                    Director, Chairman and
                                                    President, A I M Advisors,
                                                    Inc. (registered investment
                                                    advisor); Director and
                                                    Chairman, A I M Capital
                                                    Management, Inc. (registered
                                                    investment advisor), A I M
                                                    Distributors, Inc.
                                                    (registered broker dealer),
                                                    AIM Investment Services,
                                                    Inc., (registered transfer
                                                    agent), and Fund Management
                                                    Company (registered broker
                                                    dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -
                                                    Managed Products

Mark H. Williamson(2) -- 1951             2003      Director, President and Chief Executive     None
Trustee and Executive Vice President                Officer, A I M Management Group Inc.
                                                    (financial services holding
                                                    company); Director, Chairman
                                                    and President, A I M
                                                    Advisors, Inc. (registered
                                                    investment advisor);
                                                    Director, A I M Capital
                                                    Management, Inc. (registered
                                                    investment advisor) and
                                                    A I M Distributors, Inc.
                                                    (registered broker dealer),
                                                    Director and Chairman, AIM
                                                    Investment Services, Inc.,
                                                    (registered transfer agent),
                                                    and Fund Management Company
                                                    (registered broker dealer);
                                                    and Chief Executive Officer,
                                                    AMVESCAP PLC - AIM Division
                                                    (parent of AIM and a global
                                                    investment management firm)

-----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                        TRUSTEE
                                         AND/OR
    NAME, YEAR OF BIRTH AND             OFFICER     PRINCIPAL OCCUPATION(s) DURING PAST 5       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST          SINCE                     YEARS                           HELD BY TRUSTEE
-------------------------------         --------    -------------------------------------       --------------------
                                                    Formerly:  Director, Chairman, President
                                                    and Chief Executive Officer, INVESCO
                                                    Funds Group, Inc.; and INVESCO
                                                    Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC - Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman
                                                    of NationsBanc Investments, Inc.

INDEPENDENT TRUSTEES
--------------------

Bob R. Baker - 1936                       2003      Consultant                                  None
Trustee                                             Formerly:  President and Chief Executive
                                                    Officer, AMC Cancer Research Center; and
                                                    Chairman and Chief Executive Officer,
                                                    First Columbia Financial Corporation

Frank S. Bayley -- 1939                   2001      Of Counsel, law firm of Baker & McKenzie    Badgley Funds, Inc.
Trustee                                                                                         (registered
                                                                                                investment company)

James T. Bunch - 1942                     2003      Co-President and Founder, Green, Manning    None
Trustee                                             & Bunch, Ltd. (investment banking firm);
                                                    and Director, Policy Studies, Inc. and
                                                    Van Gilder Insurance Corporation
                                                    Formerly:  General Counsel and Director,
                                                    Boettcher & Co.; and Chairman and
                                                    Managing Partner, law firm of Davis,
                                                    Graham & Stubbs

Bruce L. Crockett -- 1944                 1992      Chairman, Crockett Technology Associates    ACE Limited
Trustee                                             (technology consulting company)             (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Albert R. Dowden -- 1941                  2000      Director of a number of public and          Cortland Trust, Inc.
Trustee                                             private business corporations, including    (Chairman)
                                                    the Boss Group, Ltd. (private investment    (registered
                                                    and management) and Magellan Insurance      investment company);
                                                    Company                                     Annuity and Life Re
                                                    Formerly:  Director, President and Chief    (Holdings), Ltd.
                                                    Executive Officer, Volvo Group North        (insurance company)
                                                    America, Inc.; Senior Vice President, AB
                                                    Volvo; and director of various affiliated
                                                    Volvo companies

                                        TRUSTEE
                                         AND/OR
    NAME, YEAR OF BIRTH AND             OFFICER     PRINCIPAL OCCUPATION(s) DURING PAST 5       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST          SINCE                     YEARS                           HELD BY TRUSTEE
-------------------------------         --------    -------------------------------------       --------------------
Edward K. Dunn, Jr. -- 1935               1998      Formerly: Chairman, Mercantile Mortgage     None
Trustee                                             Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile Bankshares
                                                    Corp.

Jack M. Fields -- 1952                    1997      Chief Executive Officer, Twenty First       Administaff
Trustee                                             Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP

Carl Frischling -- 1937                   1991      Partner, law firm of Kramer Levin           Cortland Trust, Inc.
Trustee                                             Naftalis and Frankel LLP                    (registered
                                                                                                investment company)

Gerald J. Lewis - 1933                    2003      Chairman, Lawsuit Resolution Services       General Chemical
Trustee                                             (San Diego, California)                     Group, Inc.,
                                                    Formerly:  Associate Justice of the         Wheelabrator
                                                    California Court of Appeals                 Technologies, Inc.
                                                                                                (waste management
                                                                                                company), Fisher
                                                                                                Scientific, Inc.,
                                                                                                Henley
                                                                                                Manufacturing, Inc.
                                                                                                (laboratory
                                                                                                supplies), and
                                                                                                California Coastal
                                                                                                Properties, Inc.

Prema Mathai-Davis -- 1950                1998      Formerly: Chief Executive Officer, YWCA     None
Trustee                                             of the USA

Lewis F. Pennock -- 1942                  1991      Partner, law firm of Pennock & Cooper       None
Trustee

Ruth H. Quigley -- 1935                   2001      Retired                                     None
Trustee

                                        TRUSTEE
                                         AND/OR
    NAME, YEAR OF BIRTH AND             OFFICER     PRINCIPAL OCCUPATION(s) DURING PAST 5       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST          SINCE                     YEARS                           HELD BY TRUSTEE
-------------------------------         --------    -------------------------------------       --------------------
Louis S. Sklar -- 1939                    1991      Executive Vice President Development and    None
Trustee                                             Operations, Hines Interests Limited
                                                    Partnership (real estate development
                                                    company)

Larry Soll, Ph.D. - 1942                  2003      Retired                                     Synergen Inc.
Trustee                                                                                         (biotechnology
                                                                                                company) and Isis
                                                                                                Pharmaceuticals, Inc.

OTHER OFFICERS
--------------
                                          2003      Director, Senior Vice President,            N/A
Kevin M. Carome(3) - 1956 Senior Vice               Secretary and General Counsel, A I M
President                                           Management Group Inc. (financial services
                                                    holding company) and A I M Advisors,
                                                    Inc.; and Vice President, A I M Capital
                                                    Management, Inc., A I M Distributors,
                                                    Inc. and AIM Investment Services, Inc.;
                                                    Director, Vice President and General
                                                    Counsel, Fund Management Company
                                                    Formerly:  Senior Vice President and
                                                    General Counsel, Liberty Financial
                                                    Companies, Inc.; and Senior Vice
                                                    President and General Counsel, Liberty
                                                    Funds Group, LLC

Gary T. Crum(4) -- 1947                   1991      Director, Chairman and Director of          N/A
Senior Vice President                               Investments, A I M Capital Management,
                                                    Inc.; Director and Executive Vice
                                                    President, A I M Management Group Inc.;
                                                    Director and Senior Vice President, A I M
                                                    Advisors, Inc.; and Director, A I M
                                                    Distributors, Inc. and AMVESCAP PLC.
                                                    Formerly:  Chief Executive Officer and
                                                    President, A I M Capital Management, Inc.

Robert G. Alley -- 1948                   1994      Managing Director and Chief Fixed Income    N/A
Vice President                                      Officer, A I M Capital Management, Inc.
                                                    and Vice President, A I M Advisors, Inc.

--------------
(3)      Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(4)      Information is current as of January 10, 2003.

                                        TRUSTEE
                                         AND/OR
    NAME, YEAR OF BIRTH AND             OFFICER     PRINCIPAL OCCUPATION(s) DURING PAST 5       OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST          SINCE                     YEARS                           HELD BY TRUSTEE
-------------------------------         --------    -------------------------------------       --------------------
Stuart W. Coco - 1955                     2002      Managing Director and Chief Research        N/A
Vice President                                      Officer - Fixed Income, A I M Capital
                                                    Management, Inc.; and Vice President,
                                                    A I M Advisors, Inc.

Melville B. Cox -- 1943                   1992      Vice President and Chief Compliance         N/A
Vice President                                      Officer, A I M Advisors, Inc. and A I M
                                                    Capital Management, Inc.; and Vice
                                                    President, AIM Investment Services, Inc.

Edgar M. Larsen(4)-- 1940                 1999      Vice President, A I M Advisors, Inc.; and   N/A
Vice President                                      President, Chief Executive Officer and
                                                    Chief Investment Officer, A I M Capital
                                                    Management, Inc.

Dana R. Sutton -- 1959                    1991      Vice President and Fund Treasurer, A I M    N/A
Vice President and Treasurer                        Advisors, Inc.

-------------
(4)      Information is current as of January 10, 2003.

                OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002

                                                                                             Aggregate Dollar Range of Equity
                                                                                               Securities in All Registered
                                                                                             Investment Companies Overseen by
                                          Dollar Range of Equity Securities                     Trustee in The AIM Family
      Name of Trustee                                 Per Fund                               of Funds--Registered Trademark--
      ---------------                     ---------------------------------                  --------------------------------
Robert H. Graham             Asia Pacific Growth                    $50,001 - $100,000
                             European Growth                             Over $100,000
                             Global Aggressive Growth                    Over $100,000
                             Global Growth                           $10,001 - $50,000                Over $100,000
                             International Growth                        Over $100,000

Mark H. Williamson           Global Aggressive Growth                $10,001 - $50,000              $10,001 - $50,000

Frank S. Bayley              European Growth                              $1 - $10,000              $10,001 - $50,000
                             Global Growth                           $10,001 - $50,000

Bruce L. Crockett            International Growth                         $1 - $10,000                 $1 - $10,000

Albert R. Dowden                                         -0-                                        $50,001- $100,000

Edward K. Dunn, Jr.          Global Aggressive Growth                     $1 - $10,000               Over $100,000(5)
                             International Growth                    $10,001 - $50,000

Jack M. Fields                                           -0-                                          Over $100,000(5)

Carl Frischling              Global Growth                           $10,001 - $50,000                Over $100,000(5)

Prema Mathai-Davis           European Growth                         $10,001 - $50,000                Over $100,000(5)
                             Global Aggressive Growth               $50,001 - $100,000

Lewis F. Pennock                                         -0-                                        $50,001 - $100,000

Ruth H. Quigley                                          -0-                                           $1 - $10,000

Louis S. Sklar               International Growth                        Over $100,000                Over $100,000(5)

--------------
(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                  RETIREMENT
                                                                   BENEFITS           ESTIMATED
                                                                   ACCRUED         ANNUAL BENEFITS
                                            AGGREGATE               BY ALL         UPON RETIREMENT          TOTAL
                                        COMPENSATION FROM        AIM FUNDS AND      FROM AIM FUNDS       COMPENSATION
                                               THE                 INVESCO           AND INVESCO         FROM ALL AIM
               TRUSTEE                       TRUST(1)              FUNDS(2)           FUNDS(3)             FUNDS(4)
               -------                  -----------------        -------------     ---------------       -------------
Bob R. Baker(5)                                        0           $ 34,206           $34,000              $138,000

Frank S. Bayley                               $    7,245            142,800            90,000               150,000

James T. Bunch(5)                                      0                  0            34,000               124,625

Bruce L. Crockett                                  7,196             50,132            90,000               149,000

Albert R. Dowden                                   7,245             57,955            90,000               150,000

Edward K. Dunn, Jr.                                7,196             94,149            90,000               149,000

Jack M. Fields                                     7,245             29,153            90,000               153,000

Carl Frischling(6)                                 7,245             74,511            90,000               150,000

Gerald J. Lewis(5)                                     0                  0            34,000               116,500

Prema Mathai-Davis                                 7,245             33,931            90,000               150,000

Lewis F. Pennock                                   7,447             54,802            90,000               154,000

Ruth H. Quigley                                    7,245            142,502            90,000               153,000

Louis S. Sklar                                     7,399             78,500            90,000               153,000

Larry Soll(5)                                          0             22,768            34,000               126,000

(1) Amounts shown are based on the fiscal year ended October 31, 2002. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2002, including earnings, was $34,495.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $8,064.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has five years of service.

(4) As of November 25, 2003, the AIM Funds and the INVESCO Funds will be considered one fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2002.

(6) During the fiscal year ended October 31, 2002 the Trust paid $38,195 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

         The Proxy Voting Policies applicable to the Fund follow:

PROXY POLICIES AND PROCEDURES

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                   o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

         2. AIM will not publicly announce its voting intentions and the reasons therefore.

         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of August 25, 2003.

AIM ASIA PACIFIC GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                           -------------------        -------------------       -------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
-------------------                        -------------------        -------------------       -------------------
ANTC Cust IRA FBO                                  -0-                        -0-                      5.64%
John D. Gentis
263 Avalon Ave
Lauderdale by the Sea, Fl.  33308-3501

Citigroup Global Markets House Account
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street                              5.36%                       -0-                       -0-
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                         5.28%                       -0-                      12.67%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL, 32246

NFSC FEBO FBO Axiom Fund Ltd.
Ironshore Corp Svcs                                -0-                        -0-                      7.75%
45 East Putnam Ave. Ste. 118
Greenwich CT  06830-5428

AIM EUROPEAN GROWTH FUND

                                                                                                                      INVESTOR CLASS
                               CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       CLASS R SHARES             SHARES**
                               -------------------  -------------------  -------------------  -------------------     --------------
                                                                                                                        PERCENTAGE
NAME AND ADDRESS OF            PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD               RECORD               RECORD               RECORD                RECORD
-------------------            -------------------  -------------------  -------------------  -------------------       ----------
AMVESCAP Natl TR CO FBO                -0-                  -0-                  -0-                14.45%                 N/A
Equator Technologies, Inc.
401 (K) Retirement Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
Dyad LLC Sub #2
111 East Kilbourn Avenue               -0-                  -0-                  -0-                20.55%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Oak Lawn LLC
111 East Kilbourn Avenue               -0-                  -0-                  -0-                19.73%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
1 Kebana, LLC
111 East Kilbourn Avenue               -0-                  -0-                  -0-                19.41%                 N/A
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Michael Present Inc.
111 East Kilbourn Avenue               -0-                  -0-                  -0-                17.83%                 N/A
Milwaukee WI  53202-6633

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th
Floor                                 9.73%                8.52%                7.03%                 -0-                  N/A
333 West 34th Street
New York NY  10001-2402

-------------
** Investor class shares have not commenced operations.

                                                                                                                      INVESTOR CLASS
                               CLASS A SHARES       CLASS B SHARES       CLASS C SHARES       CLASS R SHARES             SHARES**
                               -------------------  -------------------  -------------------  -------------------     --------------
                                                                                                                        PERCENTAGE
NAME AND ADDRESS OF            PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF  PERCENTAGE OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD               RECORD               RECORD               RECORD                RECORD
-------------------            -------------------  -------------------  -------------------  -------------------       ----------
Merrill Lynch Pierce Fenner
& Smith
FBO the Sole Benefit of
Customers
Attn:  Fund Administration            7.95%                5.83%               19.23%                 -0-                  N/A
4800 Deer Lake Dr. East 2nd
Floor
Jacksonville, FL  32246-6484


AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                             -------------------        -------------------       -------------------
NAME AND ADDRESS OF                          PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                    RECORD                    RECORD                     RECORD
-------------------                          -------------------        -------------------       -------------------
Citigroup Global Markets House Account              5.86%                      8.50%                     7.23%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                           9.76%                     11.74%                     17.28%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246

Prudential Securities Inc. FBO
Virgo Capital, LLC
900 3rd Ave Fl 11                                    -0-                        -0-                      5.10%
New York NY  10022-4728

AIM GLOBAL GROWTH FUND

                                               CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                            -------------------        -------------------       -------------------
NAME AND ADDRESS OF                         PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                   RECORD                    RECORD                     RECORD
-------------------                         -------------------        -------------------       -------------------
Citigroup Global Markets House Account             7.64%                      6.97%                     5.13%
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York NY  10001-2402

Deloitte & Touche 401K Plan
Chase Manhattan Bank TTEE
Attn:  Angela Ma                                   7.25%                       -0-                       -0-
3 Metrotech Center, 6th Floor
Brooklyn NY  11245-0001

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                          6.22%                      9.34%                     22.04%
4800 Deer Lake Dr East 2nd Floor
Jacksonville FL 32246


AIM INTERNATIONAL GROWTH FUND

                                     CLASS A          CLASS B          CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                    ----------       ----------      ----------        ----------       -------------
NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
                                      RECORD           RECORD          RECORD            RECORD            RECORD
-------------------                 ----------       ----------      ----------        ----------        ----------
AMVESCAP National Trust Co. FBO        -0-              -0-              -0-             8.34%              -0-
West Boylston Insurance
Agency, Inc. 401 (k) Plan
P. O. Box 105779
Atlanta GA  30348-5779

BNY Clearing Services LLC
A Delia Inc. Sub #4
111 East Kilbourn Avenue               -0-              -0-              -0-             17.28%             -0-
Milwaukee WI  53202-6633

BNY Clearing Services LLC
Hudson View LLC Sub #4
111 East Kilbourn Avenue               -0-              -0-              -0-             23.10%             -0-
Milwaukee WI  53202-6633

                                     CLASS A          CLASS B          CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                    ----------       ----------      ----------        ----------       -------------
NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
                                      RECORD           RECORD          RECORD            RECORD            RECORD
-------------------                 ----------       ----------      ----------        ----------        ----------
Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta 7th Floor        -0-             8.64%             -0-              -0-               -0-
333 West 34th St.
New York NY  10001-2402

First Command Bank Trust
Attn:  Trust Department
P. O. Box 901075                       -0-              -0-              -0-              -0-             100.00%
Fort Worth TX  76101-2075

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration             30.02%           22.31%          45.69%             -0-               -0-
4800 Deer Lake Dr East 2nd
Floor
Jacksonville FL  32246-6484

Reliance Trust Company
Custodian
FBO Morley Incentives
401K Profit Sharing Plan &             -0-              -0-              -0-             16.88%             -0-
Trust
P. O. Box 48529
Atlanta GA  30362-1529

Sterne Agee & Leach Inc.
813 Shades Creek Pky                   -0-              -0-              -0-             22.29%             -0-
Birmingham AL  35209-4542

         As of August 25, 2003, INVESCO International Core Equity Fund was a portfolio of INVESCO International Funds, Inc.

MANAGEMENT OWNERSHIP

         As of August 25, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund were as follows:

     FUND NAME                          2002                                             2001
-----------------    --------------------------------------------     -------------------------------------------
                                                          NET                                             NET
                     MANAGEMENT FEE   MANAGEMENT       MANAGEMENT     MANAGEMENT      MANAGEMENT       MANAGEMENT
                        PAYABLE       FEE PAYABLE      FEE PAID       FEE PAYABLE     FEE WAIVERS       FEE PAID
                     --------------   -----------      ----------     -----------     -----------      ----------
AIM International
Growth Fund           $18,179,584     $   749,026     $17,430,558     $26,188,064     $ 1,184,439     $25,003,625

     FUND NAME                          2000
-----------------     ------------------------------------------
                                                          NET
                       MANAGEMENT     MANAGEMENT      MANAGEMENT
                      FEE PAYABLE     FEE WAIVERS      FEE PAID
                      -----------     -----------     ----------
AIM International
Growth Fund           $35,553,208     $ 1,697,400     $33,855,808

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:



            FUND NAME                        2002                   2001                2000
                                             ----                   ----                ----
AIM International Growth Fund              $310,657               $239,396            $222,616

                                   APPENDIX H

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by the Fund during the last three fiscal years ended October 31 were as follows:

                                             2002              2001             2000
                                          ----------        -----------      ----------
AIM International Growth Fund(2)          $6,578,185         $9,379,067      $12,585,724

--------------------
(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in the brokerage commissions paid by AIM International Growth Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a decrease in the fund's asset levels and a decrease in commission rates.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2002, the Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                       Related
Fund                                                Transactions                Brokerage Commissions
----                                                ------------                ---------------------
AIM International Growth Fund                        $52,532,674                      $94,790

         During the last fiscal year ended October 31, 2002, the fund did not purchase securities of its "regular" brokers or dealers.

                                   APPENDIX J

                                PERFORMANCE DATA


         The average annual total returns for the Fund, with respect to its Institutional Class shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, 2003, are as follows:

                                                   PERIODS ENDED
                                                  APRIL 30, 2003
                                                  --------------
                                                                    SINCE          INCEPTION
                                         1 YEAR                   INCEPTION          DATE
                                         ------                   ---------        ---------
AIM International Growth Fund            -15.75%                    -14.0%         03/15/02

         The cumulative total returns for the Fund, with respect to its Institutional Class shares, for the one, five or ten year periods (or since inception if less than ten years) ended April 30, 2003, are as follows:

                                                   PERIODS ENDED
                                                  APRIL 30, 2003
                                                  --------------
                                                                    SINCE          INCEPTION
                                         1 YEAR                   INCEPTION          DATE
                                         ------                   ---------        ---------
AIM International Growth Fund            -15.75%                   -15.64%         03/15/02

                              FINANCIAL STATEMENTS

Pursuant to Rule 3-03(d) of Regulation S-X unaudited financial statements for the period ended April 30, 2003, for Registrant's AIM International Growth Fund have been included in addition to AIM International Growth Fund's audited financial statements for the period ended October 31, 2002. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                                                              FS

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM International Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Growth Fund (formerly AIM International Equity Fund) (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.20%

Australia-1.76%

Amcor Ltd. (Paper Packaging)                    2,221,000   $   10,020,582
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                       2,300,500       12,370,859
--------------------------------------------------------------------------
BHP Steel Ltd. (Steel)(a)                         276,700          457,593
--------------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                    1,573,000        5,412,205
==========================================================================
                                                                28,261,239
==========================================================================

Canada-9.03%

Biovail Corp. (Pharmaceuticals)(a)                178,900        5,662,185
--------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)         505,600       21,475,263
--------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)         633,000       12,488,557
--------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                     718,800       20,967,499
--------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-10/10/01; Cost $31,678,027)(b)         981,800       35,633,650
--------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      220,600        4,754,347
--------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)               303,700        8,434,054
--------------------------------------------------------------------------
Royal Bank of Canada (Banks)                      267,000        9,323,837
--------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)      1,522,600       22,133,939
--------------------------------------------------------------------------
Thomson Corp. (The) (Publishing)                  160,200        4,446,858
==========================================================================
                                                               145,320,189
==========================================================================

Finland-0.28%

Nokia Oyj (Telecommunications Equipment)          269,100        4,567,991
==========================================================================

France-12.45%

Accor S.A. (Hotels, Resorts & Cruise Lines)       462,100       16,397,309
--------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                    345,200       20,654,493
--------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          638,200       25,431,854
--------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      792,550       12,959,378
--------------------------------------------------------------------------
L'Oreal S.A. (Personal Products)                   62,800        4,674,390
--------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vinters)(a)       61,925        6,270,311
--------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  202,965        8,606,331
--------------------------------------------------------------------------
Publicis Groupe (Advertising)                     413,200        9,406,663
--------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)        198,100        9,313,771
--------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          384,350       23,491,530
--------------------------------------------------------------------------
Thomson S.A. (Consumer Electronics)(a)            226,900        4,179,538
--------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)        262,844       36,188,672
--------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)           406,900       22,715,079
==========================================================================
                                                               200,289,319
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

Germany-5.85%

Altana A.G. (Pharmaceuticals)                     887,340   $   42,438,931
--------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  557,066       19,877,391
--------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               70,565        9,014,226
--------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)       47,650       22,850,943
==========================================================================
                                                                94,181,491
==========================================================================

Hong Kong-1.74%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                     1,080,000        7,165,982
--------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Wireless
  Telecommunication Services)(a)                3,090,000        7,586,978
--------------------------------------------------------------------------
CK Life Sciences International Holdings, Inc.
  (Biotechnology)(a)                               43,200            7,754
--------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                     241,100        6,022,678
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                  1,145,000        7,134,825
==========================================================================
                                                                27,918,217
==========================================================================

India-1.50%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                       308,228       24,151,966
==========================================================================

Ireland-3.45%

Bank of Ireland (Banks)                         3,892,200       43,147,995
--------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            333,500       12,409,535
==========================================================================
                                                                55,557,530
==========================================================================

Israel-2.79%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               579,300       44,855,199
==========================================================================

Italy-7.00%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways &
  Railtracks)(c)                                4,295,000       35,497,445
--------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Banks)                                       1,485,350       17,789,413
--------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)               2,707,949       37,578,197
--------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              5,788,600       21,772,314
==========================================================================
                                                               112,637,369
==========================================================================

Japan-14.47%

Canon, Inc. (Office Electronics)                  604,000       22,290,007
--------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 386,000        8,335,810
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
Japan-(Continued)

Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired
  09/07/01-09/13/01; Cost $17,857,081)(b)         889,000   $   17,274,820
--------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                        234,000       16,506,858
--------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                  553,900       19,853,209
--------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    428,800       29,443,240
--------------------------------------------------------------------------
Kao Corp. (Household Products)                    549,000       12,550,620
--------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     85,200       14,107,250
--------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                    164,300        9,980,340
--------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                1,486,000       11,416,770
--------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)           642,700       16,949,061
--------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              920,000       16,450,033
--------------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(a)              961,000       11,612,345
--------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     518,500       12,615,366
--------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        583,900       13,348,465
==========================================================================
                                                               232,734,194
==========================================================================

Mexico-2.20%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           458,100        6,156,864
--------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                         187,000        3,904,560
--------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                           12,103,100        9,493,558
--------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)         219,500        6,694,750
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                  4,251,000        9,107,201
==========================================================================
                                                                35,356,933
==========================================================================

Netherlands-2.21%

TPG N.V. (Air Freight & Logistics)                657,545       10,647,710
--------------------------------------------------------------------------
VNU N.V. (Publishing)                             487,000       13,067,904
--------------------------------------------------------------------------
Wolters Kluwer N.V.-Dutch Ctfs. (Publishing)      678,600       11,895,422
==========================================================================
                                                                35,611,036
==========================================================================

Portugal-1.00%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                   2,654,000       16,024,268
==========================================================================

South Korea-2.69%

Kookmin Bank (Banks)                              435,660       14,450,814
--------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                        102,300       28,834,559
==========================================================================
                                                                43,285,373
==========================================================================

Spain-4.81%

Altadis, S.A. (Tobacco)(a)                        639,600       13,516,174
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
Spain-(Continued)

Banco Popular Espanol S.A. (Banks)                985,300   $   42,169,807
--------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 06/05/01-10/31/02; Cost
  $16,413,838)(b)                                 968,650       21,764,074
==========================================================================
                                                                77,450,055
==========================================================================

Sweden-1.39%

Skandinaviska Enskilda Banken A.B.-Class A
  (Banks)(a)                                      922,000        8,010,907
--------------------------------------------------------------------------
Svenska Cellulosa A.B.-Class B (Paper
  Products)                                       469,200       14,358,190
==========================================================================
                                                                22,369,097
==========================================================================

Switzerland-2.52%

Adecco S.A. (Employment Services)                 368,380       14,464,857
--------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)               59,165       12,677,356
--------------------------------------------------------------------------
UBS A.G. (Banks)                                  279,960       13,333,685
==========================================================================
                                                                40,475,898
==========================================================================

Taiwan-1.82%

Compal Electronics Inc. (Computer Hardware)     6,931,200        7,710,211
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)          2,624,300        9,491,344
--------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           9,029,809       12,100,464
==========================================================================
                                                                29,302,019
==========================================================================

United Kingdom-14.24%

BP PLC (Integrated Oil & Gas)                     609,350        3,910,144
--------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                    6,464,950       18,415,293
--------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                360,700        4,067,450
--------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)            1,254,225       19,629,875
--------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       763,500       11,375,961
--------------------------------------------------------------------------
Next PLC (Department Stores)                      959,400       13,363,857
--------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)      2,102,160       38,165,051
--------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     7,226,050       24,513,325
--------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)        1,388,500       32,684,046
--------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                    2,212,800       14,225,313
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            897,480        7,233,927
--------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       1,270,875        7,558,377
--------------------------------------------------------------------------
Tesco PLC (Food Retail)                         1,598,400        4,959,533
--------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)        2,939,650       29,054,344
==========================================================================
                                                               229,156,496
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,429,332,836)                        1,499,505,879
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-5.01%

STIC Liquid Assets Portfolio(d)                40,273,298   $   40,273,298
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        40,273,298       40,273,298
==========================================================================
    Total Money Market Funds (Cost
      $80,546,596)                                              80,546,596
==========================================================================
TOTAL INVESTMENTS-98.21% (Cost
  $1,509,879,432)                                            1,580,052,475
==========================================================================
OTHER ASSETS LESS LIABILITIES-1.79%                             28,772,568
==========================================================================
NET ASSETS-100.00%                                          $1,608,825,043
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $74,672,544, which represented 4.64% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 100% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Directors.
(c) Security fair valued in accordance with the procedures established by the Board of Directors.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $1,509,879,432)*    $1,580,052,475
---------------------------------------------------------------------
Foreign currencies, at value (cost $25,635,124)            25,414,312
---------------------------------------------------------------------
Receivables for:
  Investments sold                                         41,366,857
---------------------------------------------------------------------
  Capital stock sold                                       20,291,555
---------------------------------------------------------------------
  Dividends                                                 2,678,389
---------------------------------------------------------------------
Investment for deferred compensation plan                      66,783
---------------------------------------------------------------------
Collateral for securities loaned                          107,456,573
---------------------------------------------------------------------
Other assets                                                   95,431
=====================================================================
     Total assets                                       1,777,422,375
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                    21,928,165
---------------------------------------------------------------------
  Capital stock reacquired                                 36,344,491
---------------------------------------------------------------------
  Deferred compensation plan                                   66,783
---------------------------------------------------------------------
  Collateral upon return of securities loaned             107,456,573
---------------------------------------------------------------------
Accrued distribution fees                                   1,281,186
---------------------------------------------------------------------
Accrued directors' fees                                         1,867
---------------------------------------------------------------------
Accrued transfer agent fees                                 1,099,312
---------------------------------------------------------------------
Accrued operating expenses                                    418,955
=====================================================================
     Total liabilities                                    168,597,332
=====================================================================
Net assets applicable to shares outstanding            $1,608,825,043
_____________________________________________________________________
=====================================================================


NET ASSETS:

Class A                                                $1,093,344,415
_____________________________________________________________________
=====================================================================
Class B                                                $  401,287,917
_____________________________________________________________________
=====================================================================
Class C                                                $  114,069,845
_____________________________________________________________________
=====================================================================
Class R                                                $       48,778
_____________________________________________________________________
=====================================================================
Institutional Class                                    $       74,088
_____________________________________________________________________
=====================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                              480,000,000
---------------------------------------------------------------------
  Outstanding                                              86,179,735
_____________________________________________________________________
=====================================================================
Class B:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                              33,392,782
_____________________________________________________________________
=====================================================================
Class C:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                               9,484,757
_____________________________________________________________________
=====================================================================
Class R:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                                   3,845
_____________________________________________________________________
=====================================================================
Institutional Class:
  Authorized                                              240,000,000
---------------------------------------------------------------------
  Outstanding                                                   5,818
_____________________________________________________________________
=====================================================================
Class A:
  Net asset value per share                            $        12.69
---------------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.69 divided by 94.50%)     $        13.43
_____________________________________________________________________
=====================================================================
Class B:
  Net asset value and offering price per share         $        12.02
_____________________________________________________________________
=====================================================================
Class C:
  Net asset value and offering price per share         $        12.03
_____________________________________________________________________
=====================================================================
Class R:
  Net asset value and offering price per share         $        12.69
_____________________________________________________________________
=====================================================================
Institutional Class:
  Net asset value and offering price per share         $        12.73
_____________________________________________________________________
=====================================================================


* At October 31, 2002, securities with an aggregate market value of $104,068,279 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,253,611)                                          $  26,055,923
--------------------------------------------------------------------
Dividends from affiliated money market funds               1,443,268
--------------------------------------------------------------------
Interest                                                      49,396
--------------------------------------------------------------------
Security lending income                                    1,719,970
====================================================================
    Total investment income                               29,268,557
====================================================================

EXPENSES:

Advisory fees                                             18,179,584
--------------------------------------------------------------------
Administrative services fees                                 310,657
--------------------------------------------------------------------
Custodian fees                                             1,551,222
--------------------------------------------------------------------
Distribution fees -- Class A                               3,866,362
--------------------------------------------------------------------
Distribution fees -- Class B                               5,287,876
--------------------------------------------------------------------
Distribution fees -- Class C                               1,467,969
--------------------------------------------------------------------
Distribution fees -- Class R                                      36
--------------------------------------------------------------------
Transfer agent fees                                        7,422,627
--------------------------------------------------------------------
Transfer agent fees -- Institutional Class                        20
--------------------------------------------------------------------
Directors' fees                                               19,060
--------------------------------------------------------------------
Other                                                        789,249
====================================================================
    Total expenses                                        38,894,662
====================================================================
Less: Fees waived                                           (749,026)
--------------------------------------------------------------------
   Expenses paid indirectly                                  (31,016)
====================================================================
   Net expenses                                           38,114,620
====================================================================
Net investment income (loss)                              (8,846,063)
====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                 (220,824,992)
--------------------------------------------------------------------
  Foreign currencies                                        (506,780)
====================================================================
                                                        (221,331,772)
====================================================================
Change in net unrealized appreciation of:
  Investment securities                                   52,823,026
--------------------------------------------------------------------
  Foreign currencies                                         156,913
====================================================================
                                                          52,979,939
====================================================================
Net gain (loss) from investment securities and
  foreign currencies                                    (168,351,833)
====================================================================
Net increase (decrease) in net assets resulting from
  operations                                           $(177,197,896)
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002              2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (8,846,063)   $    (8,288,201)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (221,331,772)      (324,500,383)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  52,979,939       (590,577,572)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (177,197,896)      (923,366,156)
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (156,825,052)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --        (70,681,276)
-----------------------------------------------------------------------------------------------
  Class C                                                                 --        (18,156,188)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (212,077,269)      (180,428,359)
-----------------------------------------------------------------------------------------------
  Class B                                                       (148,436,124)       (46,358,665)
-----------------------------------------------------------------------------------------------
  Class C                                                        (35,844,117)           589,170
-----------------------------------------------------------------------------------------------
  Class R                                                             49,318                 --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                 80,835                 --
===============================================================================================
    Net increase (decrease) in net assets                       (573,425,253)    (1,395,226,526)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,182,250,296      3,577,476,822
===============================================================================================
  End of year                                                 $1,608,825,043    $ 2,182,250,296
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,114,306,701    $ 2,516,881,207
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (168,216)          (160,057)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (575,399,958)      (351,577,431)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            70,086,516         17,106,577
===============================================================================================
                                                              $1,608,825,043    $ 2,182,250,296
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund"), formerly AIM International Equity Fund, is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares and Institutional Class shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $749,026.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $310,657 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $2,948,484 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B, Class C and Class R shares paid $3,866,362, $5,287,876, $1,467,969 and $36, respectively.

  AIM Distributors retained commissions of $117,107 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $665,153, $254 and $27,134 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $9,908 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $29,168 and reductions in custodian fees of $1,848 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $31,016.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $104,068,279 were on loan to brokers. The loans were secured by cash collateral of $107,456,573 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2002, the Fund received fees of $1,719,970 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002         2001
Distributions paid from long-term
  capital gain                          $   --    $245,662,516
______________________________________________________________
==============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation -- investments         $   56,901,491
-------------------------------------------------------------
Temporary book/tax differences                       (168,216)
-------------------------------------------------------------
Capital loss carryforward                        (562,214,933)
-------------------------------------------------------------
Capital (par value and additional paid-in)      2,114,306,701
=============================================================
                                               $1,608,825,043
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. Amount includes appreciation (depreciation) on foreign currencies of $(86,527).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the results of the deferral of director compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
October 31, 2005                               $  4,400,190
-----------------------------------------------------------
October 31, 2006                                  4,587,222
-----------------------------------------------------------
October 31, 2008                                  5,435,313
-----------------------------------------------------------
October 31, 2009                                326,330,819
-----------------------------------------------------------
October 31, 2010                                221,461,389
===========================================================
                                               $562,214,933
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $1,433,412,579 and $1,742,490,226 respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 172,369,970
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (115,381,952)
=============================================================
Net unrealized appreciation of investment
  securities                                    $  56,988,018
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,523,064,457.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and reclassification of a net operating loss on October 31, 2002, undistributed net investment income was increased by $8,837,904, undistributed net realized gains decreased by $2,490,755 and paid in capital decreased by $6,347,149. This reclassification had no effect on net assets of the Fund.

NOTE 10--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                           2002                               2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
Sold:
  Class A                                                      369,061,971*   $ 5,206,304,421*    175,580,029    $ 2,950,679,623
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        3,311,442         44,849,213       4,979,371         82,782,098
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       15,573,890        203,220,053      14,086,051        222,470,653
--------------------------------------------------------------------------------------------------------------------------------
  Class R**                                                          3,845             49,318              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                             5,818             80,835              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       7,606,981        146,967,008
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       3,458,005         64,111,410
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         924,281         17,145,423
================================================================================================================================
Issued in connection with acquisitions:****
  Class A                                                               --                 --       2,217,146         33,310,375
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,619,058         23,291,645
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         232,554          3,348,737
================================================================================================================================
Reacquired:
  Class A                                                     (380,070,713)    (5,418,381,690)   (195,871,662)    (3,311,385,365)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (14,343,166)*     (193,285,337)*   (13,584,017)      (216,543,818)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (18,116,304)      (239,064,170)    (15,412,641)      (242,375,643)
================================================================================================================================
                                                               (24,573,217)   $  (396,227,357)    (14,164,844)   $  (226,197,854)
________________________________________________________________________________________________________________________________
================================================================================================================================

* Includes automatic conversion of 698,495 shares of Class B shares in the amount of $9,377,577 to 660,780 shares of Class A shares in the amount of $9,377,577.
**   Class R shares commenced sales on June 3, 2002.
***  Institutional shares commenced sales on March 15, 2002.
**** As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Japan Growth Fund pursuant to a plan of reorganization approved by AIM Japan Growth Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 4,068,758 shares of the Fund for 9,652,967 shares of AIM Japan Growth Fund outstanding as of the close of business on September 7, 2001. AIM Japan Growth Fund net assets at that date of $59,950,757 including $(9,557,579) of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,282,502,806.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2002              2001              2000              1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    14.45        $    21.60        $    21.73        $    17.59        $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)         (0.01)             0.08(a)          (0.03)             0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (1.73)            (5.66)             0.72              4.49              0.96
=================================================================================================================================
    Total from investment operations                (1.76)            (5.67)             0.80              4.46              1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --                --                --             (0.11)            (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             (1.48)            (0.93)            (0.21)               --
=================================================================================================================================
    Total distributions                                --             (1.48)            (0.93)            (0.32)            (0.06)
=================================================================================================================================
Net asset value, end of period                 $    12.69        $    14.45        $    21.60        $    21.73        $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (12.18)%          (27.96)%            3.16%            25.73%             6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,093,344        $1,404,269        $2,325,636        $2,058,419        $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   1.70%(c)          1.57%             1.44%             1.48%             1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                1.74%(c)          1.61%             1.48%             1.52%             1.49%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.21)%(c)        (0.04)%            0.30%            (0.14)%            0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                77%               85%               87%               86%               78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,288,787,374.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                         2002            2001            2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.78        $  20.81        $  21.11        $  17.13         $  16.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.12)(a)       (0.13)          (0.11)(a)       (0.17)(a)        (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (1.64)          (5.42)           0.74            4.36             0.95
=================================================================================================================================
    Total from investment operations                      (1.76)          (5.55)           0.63            4.19             0.86
=================================================================================================================================
Less distributions from net realized gains                   --           (1.48)          (0.93)          (0.21)              --
=================================================================================================================================
Net asset value, end of period                         $  12.02        $  13.78        $  20.81        $  21.11         $  17.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (12.77)%        (28.48)%          2.42%          24.72%            5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $401,288        $612,125        $997,843        $887,106         $744,987
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.40%(c)        2.27%           2.18%           2.27%            2.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.44%(c)        2.31%           2.22%           2.31%            2.26%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.91)%(c)      (0.75)%         (0.44)%         (0.93)%          (0.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      77%             85%             87%             86%              78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $528,787,574.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                         2002            2001            2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.79        $  20.82        $  21.13        $  17.14         $ 16.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.12)(a)       (0.13)          (0.11)(a)       (0.17)(a)       (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (1.64)          (5.42)           0.73            4.37            0.96
=================================================================================================================================
    Total from investment operations                      (1.76)          (5.55)           0.62            4.20            0.87
=================================================================================================================================
Less distributions from net realized gains                   --           (1.48)          (0.93)          (0.21)             --
=================================================================================================================================
Net asset value, end of period                         $  12.03        $  13.79        $  20.82        $  21.13         $ 17.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (12.76)%        (28.47)%          2.37%          24.76%           5.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $114,070        $165,857        $253,998        $118,208         $58,579
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.40%(c)        2.27%           2.18%           2.27%           2.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.44%(c)        2.31%           2.22%           2.31%           2.26%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.91)%(c)      (0.75)%         (0.44)%         (0.93)%         (0.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      77%             85%             87%             86%             78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $146,796,937.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               OCTOBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 15.27
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (2.56)
===========================================================================
    Total from investment operations                               (2.58)
===========================================================================
Net asset value, end of period                                   $ 12.69
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (16.90)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    49
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.89%(c)
---------------------------------------------------------------------------
  Without fee waivers                                               1.93%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.40)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               77%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,496.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  OCTOBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 15.09
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.03(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (2.39)
=================================================================================
    Total from investment operations                                  (2.36)
=================================================================================
Net asset value, end of period                                      $ 12.73
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (15.64)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $    74
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.16%(c)
---------------------------------------------------------------------------------
  Without fee waivers                                                  1.20%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.33%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  77%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $30,604.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.47%

AUSTRALIA-1.63%

Amcor Ltd. (Paper Packaging)                     2,221,000   $   11,563,926
---------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        2,300,500       13,030,060
---------------------------------------------------------------------------
BHP Steel Ltd. (Steel)                             276,700          587,712
===========================================================================
                                                                 25,181,698
===========================================================================

BRAZIL-0.50%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        386,300        7,683,507
===========================================================================

CANADA-10.37%

Canadian National Railway Co. (Railroads)          186,500        9,060,913
---------------------------------------------------------------------------
CP Railway Ltd. (Railroads)                        391,700        9,098,500
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      597,300       19,586,407
---------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-11/14/02; Cost $35,585,025)(a)        1,089,000       42,539,063
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       305,600        8,151,607
---------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                550,700       18,158,195
---------------------------------------------------------------------------
Royal Bank of Canada (Banks)                       597,740       24,933,630
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       1,747,700       28,758,540
===========================================================================
                                                                160,286,855
===========================================================================

DENMARK-0.70%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        297,325       10,782,533
===========================================================================

FRANCE-10.66%

Aventis S.A. (Pharmaceuticals)                     296,450       15,084,779
---------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                           240,100       11,291,251
---------------------------------------------------------------------------
Pernod-Ricard S.A. (Distillers & Vintners)         334,836       29,444,997
---------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                   202,965        9,517,661
---------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(b)         245,925       10,655,039
---------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           384,350       22,969,696
---------------------------------------------------------------------------
Societe Generale-Class A (Banks)                   132,000        8,087,888
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                  262,844       34,531,590
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            356,900       23,284,561
===========================================================================
                                                                164,867,462
===========================================================================

GERMANY-3.50%

Adidas-Salomon A.G. (Apparel & Accessories)        101,925        8,786,497
---------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                      515,440       25,426,950
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GERMANY-(CONTINUED)

Deutsche Boerse A.G. (Diversified Financial
  Services)                                        136,040        6,388,466
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        36,580   $   13,497,032
===========================================================================
                                                                 54,098,945
===========================================================================

HONG KONG-1.14%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                      1,080,000        5,968,419
---------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      241,100        6,321,642
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                      1,145,000        5,373,347
===========================================================================
                                                                 17,663,408
===========================================================================

HUNGARY-0.25%

OTP Bank Rt. (Banks)                               366,300        3,930,579
===========================================================================

INDIA-1.39%

Hindustan Lever Ltd. (Household Products)        1,100,000        3,355,558
---------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Services)                                        308,228       18,177,440
===========================================================================
                                                                 21,532,998
===========================================================================

IRELAND-3.81%

Allied Irish Banks PLC (Banks)                   1,126,572       17,319,777
---------------------------------------------------------------------------
Bank of Ireland (Banks)                          2,365,000       28,955,156
---------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)             319,200       12,662,664
===========================================================================
                                                                 58,937,597
===========================================================================

ISRAEL-3.17%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,048,600       48,969,620
===========================================================================

ITALY-4.22%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                        1,274,080       17,336,760
---------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                2,297,949       32,810,431
---------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)               3,445,200       15,100,146
===========================================================================
                                                                 65,247,337
===========================================================================

JAPAN-13.42%

Canon Inc. (Office Electronics)                    604,000       24,488,203
---------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (Acquired 09/07/01; Cost
  $8,004,917)(a)                                   409,000        6,949,405
---------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         234,000       16,789,502
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     428,800       25,428,271
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
JAPAN-(CONTINUED)

Kao Corp. (Household Products)                     549,000   $   10,043,950
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     110,110       17,755,046
---------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                     164,300        8,692,829
---------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                 1,662,000       12,791,605
---------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)            838,300       24,186,138
---------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)               920,000       14,153,846
---------------------------------------------------------------------------
Rohm Co. Ltd. (Semiconductors)                      76,500        7,908,357
---------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                179,000        6,579,720
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      518,500       11,775,666
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)         583,900        7,121,630
---------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                508,000       12,861,841
===========================================================================
                                                                207,526,009
===========================================================================

MEXICO-2.31%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            458,100        7,682,337
---------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(b)                            12,103,100       10,553,144
---------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         219,500        6,631,095
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                   4,251,000       10,850,621
===========================================================================
                                                                 35,717,197
===========================================================================

NETHERLANDS-1.65%

James Hardie Industries N.V. (Construction
  Materials)                                     1,573,000        6,465,294
---------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(b)                2,867,000       19,105,333
===========================================================================
                                                                 25,570,627
===========================================================================

PORTUGAL-0.79%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunications Services)                   1,712,000       12,269,940
===========================================================================

SOUTH KOREA-2.58%

Kookmin Bank (Banks)(b)                            435,660       12,232,199
---------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                           105,000        2,892,750
---------------------------------------------------------------------------
LG Chem Ltd. (Commodity Chemicals)                 202,000        6,702,841
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(b)                       72,000       18,081,515
===========================================================================
                                                                 39,909,305
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


SPAIN-5.13%

Altadis, S.A. (Tobacco)                          1,127,200   $   29,113,446
---------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                 798,190       38,768,299
---------------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)            789,520       11,520,048
===========================================================================
                                                                 79,401,793
===========================================================================

SWITZERLAND-0.71%

UBS A.G. (Banks)                                   231,260       10,989,205
===========================================================================

TAIWAN-1.82%

Compal Electronics Inc. (Computer Hardware)      6,931,200        7,478,138
---------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment & Instruments)           2,624,300        8,207,997
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(b)                            9,029,809       12,385,219
===========================================================================
                                                                 28,071,354
===========================================================================

UNITED KINGDOM-19.72%

Astra-Zeneca PLC (Pharmaceuticals)                 119,500        4,693,520
---------------------------------------------------------------------------
Centrica PLC (Gas Utilities)                     9,127,500       24,276,874
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)             1,849,200       30,974,894
---------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        630,000       10,633,403
---------------------------------------------------------------------------
Next PLC (Department Stores)                     1,359,900       20,527,126
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)       1,629,850       28,773,934
---------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                      5,504,300       16,467,322
---------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         1,233,400       32,381,114
---------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                       668,000        4,004,953
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)        4,750,575       31,711,865
---------------------------------------------------------------------------
Tesco PLC (Food Retail)                          7,694,000       24,372,307
---------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)            3,134,600       30,841,572
---------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   16,786,800       33,167,607
---------------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                        4,053,725       12,095,181
===========================================================================
                                                                304,921,672
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,263,287,971)                         1,383,559,641
===========================================================================




                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-10.67%

STIC Liquid Assets Portfolio(c)                 82,479,202   $   82,479,202
---------------------------------------------------------------------------
STIC Prime Portfolio(c)                         82,479,202       82,479,202
===========================================================================
    Total Money Market Funds (Cost
      $164,958,404)                                             164,958,404
===========================================================================
TOTAL INVESTMENTS-100.14% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,428,246,375)                                             1,548,518,045
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.56%

STIC Liquid Assets Portfolio (c)(d)            116,950,011      116,950,011
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $116,950,011)                                       116,950,011
===========================================================================
TOTAL INVESTMENTS-107.70% (Cost
  $1,545,196,386)                                             1,665,468,056
===========================================================================
OTHER ASSETS LESS LIABILITIES-(7.70%)                          (119,071,036)
===========================================================================
NET ASSETS-100.00%                                           $1,546,397,020
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of these securities at 04/30/03 was $49,488,468, which represented 3.20% of the Fund's net assets. These securities are not considered to be illiquid.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,545,196,386)*                            $1,665,468,056
------------------------------------------------------------
Foreign currencies, at value (cost
  $14,687,025)                                    14,379,490
------------------------------------------------------------
Receivables for:
  Investments sold                                22,984,444
------------------------------------------------------------
  Capital stock sold                              15,608,494
------------------------------------------------------------
  Dividends                                        4,767,205
------------------------------------------------------------
  Due from advisor -- See Note 2                     670,300
------------------------------------------------------------
Investment for deferred compensation plan             74,076
------------------------------------------------------------
Other assets                                         246,309
============================================================
     Total assets                              1,724,198,374
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            7,446,688
------------------------------------------------------------
  Capital stock reacquired                        50,131,958
------------------------------------------------------------
  Deferred compensation plan                          74,076
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      116,950,011
------------------------------------------------------------
Accrued distribution fees                          1,120,525
------------------------------------------------------------
Accrued directors' fees                                1,369
------------------------------------------------------------
Accrued transfer agent fees                        1,590,954
------------------------------------------------------------
Accrued operating expenses                           485,773
============================================================
     Total liabilities                           177,801,354
============================================================
Net assets applicable to shares outstanding   $1,546,397,020
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $2,048,495,737
------------------------------------------------------------
Undistributed net investment income (loss)        (3,226,013)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (619,020,846)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              120,148,142
============================================================
                                              $1,546,397,020
____________________________________________________________
============================================================




NET ASSETS:

Class A                                       $1,099,163,527
____________________________________________________________
============================================================
Class B                                       $  341,239,709
____________________________________________________________
============================================================
Class C                                       $  105,767,782
____________________________________________________________
============================================================
Class R                                       $      151,940
____________________________________________________________
============================================================
Institutional Class                           $       74,062
____________________________________________________________
============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     480,000,000
------------------------------------------------------------
  Outstanding                                     86,900,559
____________________________________________________________
============================================================
Class B:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                     28,588,760
____________________________________________________________
============================================================
Class C:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                      8,854,801
____________________________________________________________
============================================================
Class R:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                         12,066
____________________________________________________________
============================================================
Institutional Class:
  Authorized                                     240,000,000
------------------------------------------------------------
  Outstanding                                          5,818
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.65
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.65 divided by
       94.50%)                                $        13.39
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        11.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.59
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.73
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $112,749,551 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,460,982)      $ 11,217,866
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       499,208
--------------------------------------------------------------------------
Interest                                                            24,425
--------------------------------------------------------------------------
Security lending income                                            208,852
==========================================================================
    Total investment income                                     11,950,351
==========================================================================

EXPENSES:

Advisory fees                                                    7,082,344
--------------------------------------------------------------------------
Administrative services fees                                       184,806
--------------------------------------------------------------------------
Custodian fees                                                     651,972
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,572,006
--------------------------------------------------------------------------
Distribution fees -- Class B                                     1,817,658
--------------------------------------------------------------------------
Distribution fees -- Class C                                       534,856
--------------------------------------------------------------------------
Distribution fees -- Class R                                           441
--------------------------------------------------------------------------
Transfer agent fees                                              3,673,119
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              36
--------------------------------------------------------------------------
Directors' fees                                                      8,404
--------------------------------------------------------------------------
Other                                                              411,712
==========================================================================
    Total expenses                                              15,937,354
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                      (929,206)
==========================================================================
    Net expenses                                                15,008,148
==========================================================================
Net investment income (loss)                                    (3,057,797)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (44,743,368)
--------------------------------------------------------------------------
  Foreign currencies                                             1,122,480
==========================================================================
                                                               (43,620,888)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         50,098,627
--------------------------------------------------------------------------
  Foreign currencies                                               (37,001)
==========================================================================
                                                                50,061,626
==========================================================================
Net gain from investment securities and foreign currencies       6,440,738
==========================================================================
Net increase in net assets resulting from operations          $  3,382,941
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (3,057,797)   $   (8,846,063)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (43,620,888)     (221,331,772)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             50,061,626        52,979,939
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    3,382,941      (177,197,896)
==============================================================================================
Share transactions-net:
  Class A                                                         (1,995,141)     (212,077,269)
----------------------------------------------------------------------------------------------
  Class B                                                        (56,302,139)     (148,436,124)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,620,053)      (35,844,117)
----------------------------------------------------------------------------------------------
  Class R                                                            106,369            49,318
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            80,835
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (65,810,964)     (396,227,357)
==============================================================================================
    Net increase (decrease) in net assets                        (62,428,023)     (573,425,253)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,608,825,043     2,182,250,296
==============================================================================================
  End of period                                               $1,546,397,020    $1,608,825,043
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.05% on net assets in excess of $500 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $248,008. Under an agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, a receivable of $670,300 has been recorded for the estimated amount which AIM reimbursed to the Fund on June 27, 2003.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $184,806 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,245,629 for such services.

    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B, Class C and Class R shares paid AIM Distributors $1,572,006, $1,817,658, $534,856 and $441, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $43,176 in front-end sales commissions from the sale of Class A shares and $484,459, $142, $15,694 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and directors of the Company are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,700 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,795 and reductions in custodian fees of $103 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,898.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $112,749,551 were on loan to brokers. The loans were secured by cash collateral of $116,950,011 received by the Fund and invested in an affiliated money market fund. For the six months ended April 30, 2003, the Fund received fees of $208,852 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2005                                                  $  4,400,190
------------------------------------------------------------------------------
October 31, 2006                                                     4,587,222
------------------------------------------------------------------------------
October 31, 2008                                                     5,435,313
------------------------------------------------------------------------------
October 31, 2009                                                   326,330,819
------------------------------------------------------------------------------
October 31, 2010                                                   221,461,389
==============================================================================
Total capital loss carryforward                                   $562,214,933
______________________________________________________________________________
==============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $449,791,927 and $571,093,424 respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $192,237,443
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (72,398,505)
================================================================================
Net unrealized appreciation of investment securities                $119,838,938
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,545,629,118.

NOTE 9--CAPITAL STOCK

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in capital stock outstanding during the six months ended April 30, 2003 and 2002 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                      APRIL 30, 2003                    OCTOBER 31, 2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      194,230,925    $ 2,400,431,614     368,401,191    $ 5,196,926,844
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,042,694         12,312,918       3,311,442         44,849,213
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,505,574        111,724,479      15,573,890        203,220,053
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         610,218          7,614,278           3,845             49,318
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 --                 --           5,818             80,835
================================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          386,826          4,805,103         660,780          9,377,577
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (409,192)        (4,805,103)       (698,495)        (9,377,577)
================================================================================================================================
Reacquired:
  Class A                                                     (193,896,927)    (2,407,231,858)   (380,070,713)    (5,418,381,690)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (5,437,524)       (63,809,954)    (13,644,671)      (183,907,760)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (10,135,530)      (119,344,532)    (18,116,304)      (239,064,170)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (601,997)        (7,507,909)             --                 --
================================================================================================================================
                                                                (4,704,933)   $   (65,810,964)    (24,573,217)   $  (396,227,357)
________________________________________________________________________________________________________________________________
================================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Institutional shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED OCTOBER 31,
                                      APRIL 30,          ------------------------------------------------------------------------
                                        2003                2002             2001          2000             1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    12.69          $    14.45       $    21.60    $    21.73       $    17.59    $    16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.01)(a)           (0.03)(a)        (0.01)         0.08(a)         (0.03)         0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (0.03)              (1.73)           (5.66)         0.72             4.49          0.96
=================================================================================================================================
    Total from investment
      operations                          (0.04)              (1.76)           (5.67)         0.80             4.46          1.01
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                  --               --            --            (0.11)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                  --            (1.48)        (0.93)           (0.21)           --
=================================================================================================================================
    Total distributions                      --                  --            (1.48)        (0.93)           (0.32)        (0.06)
=================================================================================================================================
Net asset value, end of period       $    12.65          $    12.69       $    14.45    $    21.60       $    21.73    $    17.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           (0.32)%            (12.18)%         (27.96)%        3.16%           25.73%         6.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,099,164          $1,093,344       $1,404,269    $2,325,636       $2,058,419    $1,724,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.76%(c)            1.70%            1.57%         1.44%            1.48%         1.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                 1.88%(c)            1.74%            1.61%         1.48%            1.52%         1.49%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.19)%(c)          (0.21)%          (0.04)%        0.30%           (0.14)%        0.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                   32%                 77%              85%           87%              86%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,056,688,936.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        -----------------------------------------------------------------
                                               2003            2002           2001        2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.02        $  13.78       $  20.81    $  21.11       $  17.13       $  16.27
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)      (0.09)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.03)          (1.64)         (5.42)       0.74           4.36           0.95
==============================================================================================================================
    Total from investment operations            (0.08)          (1.76)         (5.55)       0.63           4.19           0.86
==============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)            --
==============================================================================================================================
Net asset value, end of period               $  11.94        $  12.02       $  13.78    $  20.81       $  21.11       $  17.13
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 (0.67)%        (12.77)%       (28.48)%      2.42%         24.72%          5.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $341,240        $401,288       $612,125    $997,843       $887,106       $744,987
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%          2.22%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%          2.26%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%        (0.49)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%            78%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $366,544,365.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ----------------------------------------------------------------
                                               2003            2002           2001        2000           1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.03        $  13.79       $  20.82    $  21.13       $  17.14       $ 16.27
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)       (0.12)(a)      (0.13)      (0.11)(a)      (0.17)(a)     (0.09)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.04)          (1.64)         (5.42)       0.73           4.37          0.96
=============================================================================================================================
    Total from investment operations            (0.09)          (1.76)         (5.55)       0.62           4.20          0.87
=============================================================================================================================
Less distributions from net realized gains         --              --          (1.48)      (0.93)         (0.21)           --
=============================================================================================================================
Net asset value, end of period               $  11.94        $  12.03       $  13.79    $  20.82       $  21.13       $ 17.14
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                 (0.75)%        (12.76)%       (28.47)%      2.37%         24.76%         5.35%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $105,768        $114,070       $165,857    $253,998       $118,208       $58,579
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.46%(c)        2.40%          2.27%       2.18%          2.27%         2.22%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.58%(c)        2.44%          2.31%       2.22%          2.31%         2.26%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.89)%(c)      (0.91)%        (0.75)%     (0.44)%        (0.93)%       (0.49)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                         32%             77%            85%         87%            86%           78%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,857,660.
(d)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.69            $ 15.27
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)          (0.02)(a)
--------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.08)             (2.56)
============================================================================================
    Total from investment operations                             (0.10)             (2.58)
============================================================================================
Net asset value, end of period                                  $12.59            $ 12.69
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                  (0.79)%           (16.90)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  152            $    49
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(c)           1.89%(d)
--------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.08%(c)           1.93%(d)
============================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)         (0.40)%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          32%                77%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $177,878.
(d)  Annualized
(e)  Not annualized for period less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                              APRIL 30,         OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.73            $ 15.09
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03(a)            0.03(a)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.03)             (2.39)
=============================================================================================
    Total from investment operations                                --              (2.36)
=============================================================================================
Net asset value, end of period                                  $12.73            $ 12.73
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   0.00%            (15.64)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   74            $    74
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.17%(c)           1.16%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.29%(c)           1.20%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.40%(c)           0.33%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          32%                77%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $72,818.
(d)  Annualized
(e)  Not annualized for period less than one year.